UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5583

Franklin Templeton Variable Insurance Products Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Murray L. Simpson, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (650) 312-2100

Date of fiscal year end: 12/31

Date of reporting period: 6/30/03

Item 1.	Reports to Stockholders.

JUNE 30, 2003

Franklin Templeton Variable Insurance Products Trust

SEMI ANNUAL REPORT

FRANKLIN TEMPLETON INVESTMENTS

Franklin · Templeton · Mutual Series

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST SEMIANNUAL REPORT

MASTER S08–03 CLASS 2

FRANKLIN AGGRESSIVE GROWTH SECURITIES FUND

Fund Goal and Primary Investments: Franklin Aggressive Growth Securities Fund seeks capital appreciation. The Fund invests mainly in equity securities of companies demonstrating accelerating growth, increasing profitability, or above-average growth or growth potential as compared with the overall economy.

We are pleased to bring you Franklin Aggressive Growth Securities Fund’s semiannual report for the period ended June 30, 2003. During the six months under review, several stimulative factors may have supported economic growth. The Federal Reserve Board lowered interest rates, which reduced borrowing costs for U.S. companies. By period-end, oil prices had stabilized at below pre-Iraq war levels. The U.S. dollar continued to weaken, which can benefit companies with overseas revenues. Although unemployment increased, consumer confidence rose toward the end of the first half of the year.

As the period progressed, investors reportedly became more optimistic about economic recovery and corporate profit potential. Most equity markets delivered solid gains for the reporting period. Following a volatile first quarter leading up to the military conflict in Iraq, stock markets rallied in second quarter 2003. After much of the heavy fighting ended in April, investor psychology seemed to improve, and the risk premium demanded by investors declined. In addition to an end to the war, the rally coincided with better-than-expected quarterly earnings results for a number of companies, as corporate profits grew. In fact, operating income for Standard & Poor’s 500 Composite Index (S&P 500) companies grew more than 4% in the first quarter.1

During the period under review, Franklin Aggressive Growth Securities Fund – Class 2 posted a +18.35% cumulative total return.2 The Fund outperformed its primary benchmark, the Russell 3000® Growth Index, which rose 13.49%.3 Growth stocks performed better than value stocks

1. Source: Standard & Poor’s Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock’s weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance.

2. Ongoing market volatility can significantly affect short-term performance; recent returns may differ. Performance reflects the Fund’s Class 2 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

3. Source: Standard & Poor’s Micropal. The Russell 3000 Growth Index is market capitalization-weighted and measures performance of those Russell 3000 Index companies with higher price-to- book ratios and higher forecasted growth values. The Russell 3000 Index is market capitalization-weighted and measures performance of the 3,000 largest U.S. companies based on total market capitalization, which represented approximately 98% of the investable U.S. equity market, as of 6/30/03. The index is unmanaged and includes reinvested distributions. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio.

as evidenced by the 11.91% return of the Russell 3000 Value Index.4 Additionally, small capitalization stocks returned 17.88%, as measured by the Russell 2000® Index, outperforming the 12.34% return of larger stocks in the Russell 1000® Index during the period.5 The Fund’s greater exposure to small cap stocks than its benchmark helped relative performance.

Our electronic technology, commercial services, retail trade, transportation and health technology positions generally aided Fund performance. Conversely, some of our consumer services, finance and producer manufacturing holdings hurt relative performance.

4. Source: Standard & Poor’s Micropal. The Russell 3000 Value Index is market capitalization-weighted and measures performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

5. Source: Standard & Poor’s Micropal. The Russell 2000 Index is market capitalization-weighted and measures performance of the 2,000 smallest companies in the Russell 3000 Index, which represented approximately 8% of total market capitalization of the Russell 3000 Index, as of 6/30/03. The Russell 1000 Index is market capitalization-weighted and measures performance of the 1,000 largest companies in the Russell 3000 Index, which represented approximately 92% of total market capitalization of the Russell 3000 Index, as of 6/30/03.

This discussion reflects our analysis, opinions and portfolio holdings as of June 30, 2003, the end of the reporting period. Our strategies and the Fund’s portfolio composition will change depending on market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the advisor makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Top 10 Holdings

Franklin Aggressive Growth  Securities Fund

6/30/03

Company Sector/Industry	% of Total Net Assets

Microsoft Corp.	2.5%
Technology Services

Tektronix Inc.	2.3%
Electronic Technology

Pfizer Inc.	2.2%
Health Technology

Cognizant Technology Solutions Corp., A	1.8%
Technology Services

Forward Air Corp.	1.7%
Transportation

Cost Plus Inc.	1.7%
Retail Trade

Affiliated Computer Services Inc., A	1.7%
Technology Services

Patterson UTI Energy Inc.	1.7%
Industrial Services

Rockwell Automation Inc.	1.7%
Electronic Technology

Entravision Communications Corp.	1.7%
Consumer Services

The dollar value, number of shares or principal amount, and complete legal titles of all portfolio holdings are listed in the Fund’s Statement of Investments.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN AGGRESSIVE GROWTH SECURITIES FUND

Financial Highlights

	Class 1
	Six Months Ended June 30, 2003 (unaudited)		Year ended December 31,
			2002	2001	2000[c]

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$ 3.77		$ 5.87	$ 7.59	$ 10.00

Income from investment operations:
Net investment income (loss)	(.01)		(.03)	(.02)	.02
Net realized and unrealized gains (losses)	.72		(2.07)	(1.69)	(2.43)

Total from investment operations	.71		(2.10)	(1.71)	(2.41)

Less distributions from net investment income	—		—	(.01)	—

Net asset value, end of period	$ 4.48		$ 3.77	$ 5.87	$ 7.59

Total return[a]	18.83%		(35.67)%	(22.67)%	(24.10)%

Ratios/supplemental data
Net assets, end of period (000’s)	$5,518		$4,801	$8,294	$13,021
Ratios to average net assets:
Expenses	1.07%	[b]	1.04%	.85%	.90%	[b]
Net investment income (loss)	(.66)%	[b]	(.75)%	(.38)%	.35%	[b]
Portfolio turnover rate	51.43%		117.74%	182.27%	86.65%

aTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

bAnnualized

cFor the period May 1, 2000 (effective date) to December 31, 2000.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN AGGRESSIVE GROWTH SECURITIES FUND

Financial Highlights (continued)

	Class 2
	Six Months Ended June 30, 2003 (unaudited)		Year ended December 31,
			2002	2001[c]

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$3.75		$5.86	$7.48

Income from investment operations:
Net investment income (loss)	(.03)		(.05)	(.04)
Net realized and unrealized gains (losses)	.73		(2.06)	(1.57)

Total from investment operations	.70		(2.11)	(1.61)

Less distributions from net investment income	—		—	(.01)

Net asset value, end of period	$4.45		$3.75	$5.86

Total return[a]	18.35%		(35.73)%	(22.81)%

Ratios/supplemental data
Net assets, end of period (000’s)	$2		$2	$2
Ratios to average net assets:
Expenses	1.31%	[b]	1.29%	1.10% [b]
Net investment income (loss)	(.90)%	[b]	(1.00)%	(.75)% [b]
Portfolio turnover rate	51.43%		117.74%	182.27%

a Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton

Variable	Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

b Annualized

c For the period February 12, 2001 (effective date) to December 31, 2001.

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN AGGRESSIVE GROWTH SECURITIES FUND

Statement of Investments, June 30, 2003 (unaudited)

	SHARES	VALUE

Common Stocks 91.3%
Commercial Services 1.6%
[a]Lamar Advertising Co., A	2,500	$88,025

Communications 1.5%
[a]AT&T Wireless Services Inc.	10,100	82,921

Consumer Durables 2.9%
Polaris Industries Inc.	1,400	85,960
Thor Industries Inc.	1,800	73,476

		159,436

Consumer Services 5.9%
[a]Entercom Communications Corp.	1,600	78,416
[a]Entravision Communications Corp.	8,100	91,935
[a]Univision Communications Inc., A	2,300	69,920
[a]Viacom Inc., B	2,000	87,320

		327,591

Distribution Services 1.6%
[a]United Natural Foods Inc.	3,100	87,234

Electronic Technology 19.7%
[a]Applied Materials Inc.	4,900	77,714
[a]Avocent Corp.	2,000	59,860
[a]Dell Computer Corp.	2,400	76,704
[a]Intersil Corp.	3,200	85,152
[a]L-3 Communications Holdings Inc.	2,100	91,329
[a]Lam Research Corp.	4,300	78,303
[a]Lexmark International Inc.	700	49,539
Microchip Technology Inc.	3,600	88,668
Rockwell Automation Inc.	3,900	92,976
[a]Semtech Corp.	4,000	56,960
[a]Tektronix Inc.	5,800	125,280
[a]Varian Semiconductor Equipment Associates Inc.	2,600	77,376
[a]Vitesse Semiconductor Corp.	14,500	71,340
[a]Xicor Inc.	9,000	56,430

		1,087,631

Energy Minerals 1.4%
[a]Premcor Inc.	3,500	75,425

Finance 5.5%
AMBAC Financial Group Inc.	1,300	86,125
Arthur J. Gallagher & Co.	3,000	81,600
Investors Financial Services Corp.	3,100	89,931
[a]Montpelier Re Holdings Ltd. (Bermuda)	1,500	47,400

		305,056

Health Services 6.6%
[a]Accredo Health Inc.	3,600	78,480
[a]Anthem Inc.	1,100	84,865
[a]Caremark RX Inc.	3,300	84,744
[a]Quest Diagnostics Inc.	1,300	82,940
[a]Select Medical Corp.	1,400	34,762

		365,791

Health Technology 10.9%
[a]Abgenix Inc.	5,200	54,548
[a]Boston Scientific Corp.	1,300	79,430

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN AGGRESSIVE GROWTH SECURITIES FUND

Statement of Investments, June 30, 2003 (unaudited) (cont.)

	SHARES	VALUE

Common Stocks (cont.)
Health Technology (cont.)
[a]CIMA Labs Inc.	3,300	$88,737
[a]Cubist Pharmaceuticals Inc.	5,000	53,300
[a]Forest Laboratories Inc.	1,200	65,700
[a]IDEC Pharmaceuticals Corp.	2,200	74,800
[a]InterMune Inc.	4,100	66,051
Pfizer Inc.	3,500	119,525

		602,091

Industrial Services 3.0%
[a]Patterson UTI Energy Inc.	2,900	93,960
[a]Weatherford International Ltd.	1,700	71,230

		165,190

Process Industries 1.7%
Cabot Corp.	3,200	91,840

Producer Manufacturing 2.6%
Borg Warner Inc.	1,100	70,840
Lennox International Inc.	5,500	70,785

		141,625

Retail Trade 8.3%
[a]Chico’s FAS Inc.	3,700	77,885
[a]Cost Plus Inc.	2,700	96,282
[a]Gymboree Corp.	5,100	85,578
Ross Stores Inc.	1,900	81,206
[a]Tuesday Morning Corp.	3,300	86,790
[a]Williams-Sonoma Inc.	1,100	32,120

		459,861

Technology Services 16.4%
[a]Accenture Ltd., A (Bermuda)	5,000	90,450
[a]Affiliated Computer Services Inc., A	2,085	95,347
[a]Ask Jeeves Inc.	3,600	49,500
[a]Cognizant Technology Solutions Corp., A	4,100	99,876
[a]Cognos Inc. (Canada)	2,800	75,600
[a]Inforte Corp.	2,348	18,502
[a]Intuit Inc.	1,700	75,701
Microsoft Corp.	5,300	135,733
[a]National Instruments Corp.	2,200	83,116
Paychex Inc.	1,600	46,896
[a]Verity Inc.	5,500	69,630
[a]Yahoo! Inc.	1,900	62,244

		902,595

Transportation 1.7%
[a]Forward Air Corp.	3,800	96,406

Total Common Stocks (Cost $4,616,784)		5,038,718

Short Term Investment (Cost $526,290) 9.5%
[b]Franklin Institutional Fiduciary Trust Money Market Portfolio	526,290	526,290

Total Investments (Cost $5,143,074) 100.8%		5,565,008
Other Assets, less Liabilities (0.8)%		(44,849)

Net Assets 100.0%		$5,520,159

aNon-income producing

bSee Note 6 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio.

FA-6 See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN AGGRESSIVE GROWTH SECURITIES FUND

Financial Statements

Statement of Assets and Liabilities

June 30, 2003 (unaudited)

Assets:
Investments in securities:
Cost	$5,143,074

Value	5,565,008
Receivables:
Investment securities sold	91,959
Capital shares sold	1,500
Dividends	673

Total assets	5,659,140

Liabilities:
Payables:
Investment securities purchased	124,929
Capital shares redeemed	2,329
Affiliates	3,088
Other liabilities	8,635

Total liabilities	138,981

Net assets, at value	$5,520,159

Net assets consist of:
Undistributed net investment income	$(15,832)
Net unrealized appreciation (depreciation)	421,934
Accumulated net realized gain (loss)	(9,640,844)
Capital shares	14,754,901

Net assets, at value	$5,520,159

Class 1:
Net assets, at value	$5,518,255

Shares outstanding	1,232,224

Net asset value and offering price per share	$4.48

Class 2:
Net assets, at value	$1,904

Shares outstanding	428

Net asset value and offering price per share	$4.45

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN AGGRESSIVE GROWTH SECURITIES FUND

Financial Statements (continued)

Statement of Operations

for the six months June 30, 2003 (unaudited)

Investment income:
Dividends	$9,999

Expenses:
Management fees (Note 3)	11,388
Administrative fees (Note 3)	4,818
Distribution fees - Class 2 (Note 3)	2
Transfer agent fees	70
Custodian fees	22
Reports to shareholders	2,644
Professional fees	6,724
Trustees’ fees and expenses	29
Other	134

Total expenses	25,831

Net investment income (loss)	(15,832)

Realized and unrealized gains (losses):
Net realized gain (loss) from investments	(270,710)
Net unrealized appreciation (depreciation) on investments	1,137,362

Net realized and unrealized gain (loss)	866,652

Net increase (decrease) in net assets resulting from operations	$850,820

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN AGGRESSIVE GROWTH SECURITIES FUND

Financial Statements (continued)

Statements of Changes in Net Assets

for the six months ended June 30, 2003 (unaudited)

and the year ended December 31, 2002

	Six Months Ended June 30, 2003	Year Ended December 31, 2002

Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$(15,832)	$(47,012)
Net realized gain (loss) from investments	(270,710)	(1,414,412)
Net unrealized appreciation (depreciation) on investments	1,137,362	(1,467,907)

Net increase (decrease) in net assets resulting from operations	850,820	(2,929,331)
Capital share transactions: (Note 2)
Class 1	(133,725)	(563,955)
Class 2	(57)	—

Total capital share transactions	(133,782)	(563,955)
Net increase (decrease) in net assets	717,038	(3,493,286)
Net assets:
Beginning of period	4,803,121	8,296,407

End of period	$5,520,159	$4,803,121

Undistributed net investment income included in net assets:
End of period	$(15,832)	$—

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN AGGRESSIVE GROWTH SECURITIES FUND

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of twenty-two series (the Funds). The Franklin Aggressive Growth Securities Fund (the Fund) included in this report is diversified. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. As of June 30, 2003, over 53% of the total Fund shares were sold through one insurance company. The Fund seeks capital growth.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the last reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Income Taxes

No provision has been made for income taxes because the Fund’s policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN AGGRESSIVE GROWTH SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (cont.)

e. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f. Guarantees and Indemnifications

Under the Funds’ organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

The Fund offers two classes of shares: Class 1 and Class 2. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class, and its exchange privilege.

At June 30, 2003, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2003		Year Ended December 31, 2002

Class 1 Shares:	Shares	Amount	Shares	Amount

Shares sold	241,500	$991,192	312,751	$1,490,797
Shares redeemed	(282,028)	(1,124,917)	(454,102)	(2,054,752)

Net increase (decrease)	(40,528)	$(133,725)	(141,351)	$(563,955)

Class 2 Shares:
Shares redeemed	(14)	$(57)	—	—

Net increase (decrease)	(14)	$(57)	—	—

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of the following entities:

Entity	Affiliation

Franklin Advisers Inc. (Advisers)	Investment manager
Franklin Templeton Services LLC (FT Services)	Administrative manager
Franklin/Templeton Distributors Inc. (Distributors)	Principal underwriter
Franklin/Templeton Investor Services LLC (Investor Services)	Transfer agent

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN AGGRESSIVE GROWTH SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES (cont.)

The Fund pays an investment management fee to Advisers based on the net assets of the Fund as follows:

Annualized Fee Rate	Daily Net Assets

.50%	First $500 million
.40%	Over $500 million, up to and including $1 billion
.35%	Over $1 billion, up to and including $1.5 billion

Fees are further reduced on net assets over $1.5 billion.

The Fund pays an administrative fee to FT Services of .20% per year of the average daily net assets of the Fund.

The Fund reimburses Distributors up to .25% per year of its average daily net assets of Class 2, for costs incurred in marketing the Fund’s shares.

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. INCOME TAXES

At December 31, 2002, the Fund had tax basis capital losses of $9,259,845 which may be carried over to offset future capital gains. Such losses expire as follows.

Capital loss carryovers expiring in:
2008	$596,259
2009	7,013,264
2010	1,650,322

$9,259,845

Net realized gains (losses) differ for financial statement and tax purposes primarily due to the differing treatment of wash sales.

At June 30, 2003, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes of $5,155,226 was as follows:

Unrealized appreciation	684,870
Unrealized depreciation	(275,088)

Net unrealized depreciation	$409,782

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term securities) for the period ended June 30, 2003 aggregated $2,331,350 and $2,483,698, respectively.

6. INVESTMENT IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management fees paid by the Sweep Money Fund.

The Fund earned $1,931 of dividend income from investment in the Sweep Money Fund for the period ended June 30, 2003.

FRANKLIN GLOBAL COMMUNICATIONS SECURITIES FUND

Fund Goals and Primary Investments: Franklin Global Communications Securities Fund seeks both capital appreciation and current income. The Fund invests primarily in investments of communications companies that are primarily engaged in providing the distribution, content and equipment related to the creation, transmission or processing of information in any nation, including the U.S. and emerging markets.

We are pleased to bring you Franklin Global Communications Securities Fund’s semiannual report for the period ended June 30, 2003. For the six months under review, most equity markets worldwide performed positively, reflecting increasing investor confidence, an accommodative monetary policy, continued resilient household spending and the successful conclusion to the Iraq war. Additionally, many companies began showing solid operational performance largely due to efficiency gains aimed at increasing profits. The telecommunications sector benefited from these trends during the period under review. Within this environment, Franklin Global Communications Securities Fund – Class 2 posted a +17.86% cumulative total return and outperformed the benchmark Standard & Poor’s 500 Composite Index’s (S&P 500’s) 11.75% return for the six-month period.1 The Fund also did better than its peers, as measured by the Lipper VIP Utility Funds Average, which returned 13.77%.2

We initiated a position in China Mobile, China’s largest wireless service provider and a profitable corporation selling to a rapidly growing market. We also purchased Telefonaktiebolaget LM Ericsson as the company began restructuring operations in light of lower carrier capital spending. Last, we bought Nokia when its price declined. China Mobile, Ericsson and Nokia contributed to Fund performance by period-end.

1. Source: Standard & Poor’s Micropal. Ongoing market volatility can significantly affect short-term performance; recent returns may differ. Performance reflects the Fund’s Class 2 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock’s weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance.

2. Source: Lipper Inc. The Lipper VIP Utility Funds Average is an equally weighted average calculation of performance figures for all funds within the Lipper Utilities Funds classification in the Lipper VIP underlying funds universe. Lipper Utilities Funds are defined as funds that invest primarily in utility shares. As of 6/30/03, there were 27 funds in this category. Lipper calculations do not include contract fees, expenses or sales charges, and may have been different if such charges had been considered.

The indexes are unmanaged and include reinvested distributions. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio.

FGC-1

Conversely, we sold SBC Communications mainly due to our belief that it had deteriorating operations and a loss of customers arising from regulatory and technological factors.

This discussion reflects our analysis, opinions and portfolio holdings as of June 30, 2003, the end of the reporting period. Our strategies and the Fund’s portfolio composition will change depending on market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the advisor makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Top 10 Holdings

Franklin Global Communications  Securities Fund

6/30/03

Company Sector/Industry, Country	% of Total Net Assets

Telecom Corp. of New Zealand Ltd.	3.0%
Major Telecommunications, New Zealand

Interactive Corp.	2.7%
Internet Retail, U.S.

Sprint Corp. (PCS Group)	2.7%
Wireless Communications, U.S.

Telstra Corp. Ltd.	2.5%
Major Telecommunications, Australia

Telefonica SA, ADR	2.4%
Major Telecommunications, Spain

Tektronix Inc.	2.4%
Electronic Equipment/Instruments, U.S.

Clear Channel Communications Inc.	2.4%
Broadcasting, U.S.

Alltel Corp.	2.3%
Major Telecommunications, U.S.

Telefonos de Mexico SA de CV (Telmex), L, ADR	2.1%
Major Telecommunications, Mexico

R.R. Donnelley & Sons Co.	2.1%
Commercial Printing/ Forms, U.S.

The dollar value, number shares or principal amount, and complete legal titles of all portfolio holdings are listed in the Fund’s Statement of Investments.

FGC-2

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN GLOBAL COMMUNICATIONS SECURITIES FUND

Financial Highlights

	Class 1
	Six Months Ended June 30, 2003 (unaudited)		Year Ended December 31,
			2002	2001	2000	1999	1998

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$ 4.53		$ 6.87	$ 12.88	$ 24.86	$ 20.45	$ 20.33

Income from investment operations:
Net investment income[a]	.03		.04	.04	.11	.37	.76
Net realized and unrealized gains (losses)	.79		(2.33)	(3.55)	(6.77)	6.91	1.41

Total from investment operations	.82		(2.29)	(3.51)	(6.66)	7.28	2.17

Less distributions from:
Net investment income	(.05)		(.05)	(.01)	(.50)	(.84)	(.83)
Net realized gains	—		—	(2.49)	(4.82)	(2.03)	(1.22)

Total distributions	(.05)		(.05)	(2.50)	(5.32)	(2.87)	(2.05)

Net asset value, end of period	$ 5.30		$ 4.53	$ 6.87	$ 12.88	$ 24.86	$ 20.45

Total return[b]	17.79%		(33.28)%	(29.24)%	(32.85)%	39.42%	11.19%
Ratios/supplemental data
Net assets, end of period (000’s)	$135,939		$130,255	$265,055	$523,288	$987,011	$986,755
Ratios to average net assets:
Expenses	.64%	[c]	.60%	.55%	.52%	.51%	.50%
Net investment income	1.11%	[c]	.83%	.46%	.54%	1.81%	3.15%
Portfolio turnover rate	41.09%		97.75%	105.36%	117.99%	87.53%	33.85%

[a]Based on average shares outstanding effective year ended December 31, 1999.
[b]Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
[c]Annualized

FGC-3

.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN GLOBAL COMMUNICATIONS SECURITIES FUND

Financial Highlights (continued)

	Class 2
	Six Months Ended June 30, 2003 (unaudited)	Year Ended December 31,
		2002	2001	2000	1999[d]

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$ 4.51	$ 6.84	$12.86	$24.78	$21.02

Income from investment operations:
Net investment income[a]	.02	.03	.02	.05	.26
Net realized and unrealized gains (losses)	.79	(2.32)	(3.54)	(6.72)	6.37

Total from investment operations	.81	(2.29)	(3.52)	(6.67)	6.63

Less distributions from:
Net investment income	(.05)	(.04)	(.01)	(.43)	(.84)
Net realized gains	—	—	(2.49)	(4.82)	(2.03)

Total distributions	(.05)	(.04)	(2.50)	(5.25)	(2.87)

Net asset value, end of period	$ 5.27	$ 4.51	$ 6.84	$12.86	$24.78

Total return[b]	17.86%	(33.52)%	(29.40)%	(32.97)%	35.17%
Ratios/supplemental data
Net assets, end of period (000’s)	$3,661	$1,490	$ 312	$ 499	$ 491
Ratios to average net assets:
Expenses	.89%[c]	.85%	.80%	.77%	.77%[c]
Net investment income	.86%[c]	.58%	.21%	.29%	1.24%[c]
Portfolio turnover rate	41.09%	97.75%	105.36%	117.99%	87.53%

aBased on average shares outstanding.

bTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

cAnnualized

dFor the period January 6, 1999 (effective date) to December 31, 1999.

FGC-4

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN GLOBAL COMMUNICATIONS SECURITIES FUND

Statement of Investments, June 30, 2003 (unaudited)

	COUNTRY	SHARES	VALUE

Common Stocks 94.3%
Broadcasting 4.9%
[a]Clear Channel Communications Inc.	United States	78,600	$3,331,854
[a]Cox Radio Inc., A	United States	14,500	335,095
[a]Radio One Inc., D	United States	32,100	570,417
Television Francaise 1	France	71,400	2,197,402
[a]Westwood One Inc.	United States	13,100	444,483

			6,879,251

Cable/Satellite TV 1.0%
[a]Liberty Media Corp., A	United States	118,200	1,366,392

Commercial Printing/Forms 2.1%
R.R. Donnelley & Sons Co.	United States	111,900	2,925,066

Computer Communications 1.5%
[a]3Com Corp.	United States	447,200	2,092,896

Data Processing Services 3.8%
[a]Convergys Corp.	United States	154,200	2,467,200
First Data Corp.	United States	66,400	2,751,616

			5,218,816

Electronic Equipment/Instruments 2.4%
[a]Tektronix Inc.	United States	156,900	3,389,040

Electronics/Appliance Stores 1.8%
RadioShack Corp.	United States	92,700	2,438,937

Financial Publishing/Services 4.7%
[a]Dun & Bradstreet Corp.	United States	51,900	2,133,090
Equifax Inc.	United States	90,200	2,345,200
The McGraw-Hill Cos. Inc.	United States	33,400	2,070,800

			6,549,090

Internet Retail 2.7%
[a]Interactive Corp.	United States	94,800	3,751,236

Internet Software/Services 3.1%
[a]Check Point Software Technologies Ltd.	Israel	81,600	1,595,280
[a]Overture Services Inc.	United States	85,200	1,544,676
[a]United Online Inc.	United States	48,100	1,218,854

			4,358,810

Major Telecommunications 23.3%
[a]Alaska Communications Systems Holdings Inc.	United States	180,800	636,416
[a]Allstream Inc., B	Canada	4,500	152,554
Alltel Corp.	United States	66,400	3,201,808
BellSouth Corp.	United States	106,200	2,828,106
Hellenic Telecommunications Organization SA	Greece	173,400	2,050,987
[a]Koninklijke KPN NV	Netherlands	295,100	2,090,889
KT Corp.	South Korea	54,400	2,126,815
Portugal Telecom SGPS SA, ADR	Portugal	245,404	1,752,185
PT Telekomunikasi Indonesia TBK, B	Indonesia	2,197,000	1,231,651
Telecom Corp. of New Zealand Ltd.	New Zealand	1,379,947	4,233,338
Telefonica SA, ADR	Spain	97,656	3,420,011
Telefonos de Mexico SA de CV (Telmex), L, ADR	Mexico	95,400	2,997,468

FGC-5

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN GLOBAL COMMUNICATIONS SECURITIES FUND

Statement of Investments, June 30, 2003 (unaudited) (cont.)

	COUNTRY	SHARES	VALUE

Common Stocks (cont.)
Major Telecommunications (cont.)
Telstra Corp. Ltd.	Australia	1,164,607	$3,436,594
Verizon Communications Inc.	United States	60,700	2,394,615

			32,553,437

Media Conglomerates 3.5%
[a]Viacom Inc., B	United States	46,400	2,025,824
The Walt Disney Co.	United States	146,000	2,883,500

			4,909,324

Packaged Software 1.9%
Microsoft Corp.	United States	105,000	2,689,050

Publishing: Books/Magazines 1.6%
Readers Digest Association Inc., A	United States	167,900	2,263,292

Publishing: Newspapers 6.4%
Dow Jones & Co. Inc.	United States	49,900	2,147,197
Gannett Co. Inc.	United States	28,500	2,189,085
Knight-Ridder Inc.	United States	33,300	2,295,369
The New York Times Co., A	United States	51,000	2,320,500

			8,952,151

Semiconductors 4.4%
[a]Integrated Device Technology Inc.	United States	129,100	1,426,555
[a]Micrel Inc.	United States	102,200	1,061,858
Samsung Electronics Co. Ltd.	South Korea	7,900	2,347,844
[a]Semtech Corp.	United States	94,100	1,339,984

			6,176,241

Specialty Telecommunications 3.0%
CenturyTel Inc.	United States	73,700	2,568,445
[a]Citizens Communications Co., B	United States	64,400	830,116
[a]Mahanagar Telephone Nigam Ltd.	India	328,300	801,499

			4,200,060

Telecommunications Equipment 8.2%
[a]Comverse Technology Inc.	United States	54,700	822,141
Motorola Inc.	United States	233,600	2,202,848
Nokia Corp., ADR	Finland	116,700	1,917,381
[a]Polycom Inc.	United States	176,000	2,439,360
[a]Powerwave Technologies Inc.	United States	308,600	1,934,922
[a]Telefonaktiebolaget LM Ericsson AB, B, ADR	Sweden	205,300	2,182,339

			11,498,991

Wireless Communications 14.0%
AT&T Wireless Services Inc.	United States	304,043	2,496,193
China Mobile (Hong Kong) Ltd., ADR	China	125,600	1,478,312
[a]Dobson Communications Corp., A	United States	124,300	677,435
[a]Europolitan Holdings AB	Sweden	273,500	1,605,819
[a]NII Holdings Inc., B	United States	30,900	1,182,543
SK Telecom Co. Ltd., ADR	South Korea	133,800	2,523,468
Smartone Telecommunications Holdings Ltd.	Hong Kong	1,031,000	1,176,676
[a]Sprint Corp. (PCS Group)	United States	648,200	3,727,150

FGC-6

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN GLOBAL COMMUNICATIONS SECURITIES FUND

Statement of Investments, June 30, 2003 (unaudited) (cont.)

	COUNTRY	SHARES	VALUE

Common Stocks (cont.)
Wireless Communications (cont.)
Vodafone Group PLC, ADR	United Kingdom	102,800	$2,020,020
[a]Western Wireless Corp., A	United States	226,800	2,615,004

			19,502,620

Total Common Stocks (Cost $129,553,183)			131,714,700

		PRINCIPAL AMOUNT
Repurchase Agreement (Cost $9,053,320) 6.5%
[b]Joint Repurchase Agreement, 1.103%, 7/01/03, (Maturity Value $9,053,597)	United States	$9,053,320	9,053,320
ABN AMRO Bank, N.V., New York Branch (Maturity Value $828,495)
Banc of America Securities LLC (Maturity Value $828,495)
Banc One Capital Markets Inc. (Maturity Value $368,210)
Barclays Capital Inc. (Maturity Value $828,495)
Bear, Stearns & Co, Inc. (Maturity Value $736,420)
BNP Paribas Securities Corp. (Maturity Value $828,495)
Deutsche Bank Securities Inc. (Maturity Value $552,360)
Dresdner Kleinwort Wasserstein Securities LLC (Maturity Value $828,495)
Goldman, Sachs & Co. (Maturity Value $828,495)
Lehman Brothers Inc. (Maturity Value $768,647)
Morgan Stanley & Co. Inc. (Maturity Value $828,495)
UBS securities LLC (Maturity Value $828,495)
Collateralized by U.S. Treasury Bills, Notes, and Bonds, and U.S. Government Agency Securities

Total Investments (Cost $138,606,503) 100.8%			140,768,020
Other Assets, less Liabilities (.8)%			(1,168,537)

Net Assets 100.0%			$139,599,483

aNon-income producing

bSee Note 1(c) regarding joint repurchase agreement.

FGC-7

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN GLOBAL COMMUNICATIONS SECURITIES FUND

Financial Statements

Statement of Assets and Liabilities

June 30, 2003 (unaudited)

Assets:
Investments in securities:
Cost	$138,606,503

Value	140,768,020
Receivables:
Investment securities sold	1,223,428
Dividends and interest	91,777

Total assets	142,083,225

Liabilities:
Payables:
Investment securities purchased	2,121,678
Capital shares redeemed	262,631
Affiliates	69,167
Deferred tax (Note 1g)	23,841
Other liabilities	6,425

Total liabilities	2,483,742

Net assets, at value	$139,599,483

Net assets consist of:
Undistributed net investment income	$705,847
Net unrealized appreciation (depreciation)	2,117,994
Accumulated net realized gain (loss)	(272,658,547)
Capital shares	409,434,189

Net assets, at value	$139,599,483

Class 1:
Net assets, at value	$135,938,805

Shares outstanding	25,627,033

Net asset value and offering price per share	$5.30

Class 2:
Net assets, at value	$3,660,678

Shares outstanding	694,495

Net asset value and offering price per share	$5.27

FGC-8

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN GLOBAL COMMUNICATIONS SECURITIES FUND

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2003 (unaudited)

Investment income:
Dividends	$1,060,676
Interest	58,224

Total investment income	1,118,900

Expenses:
Management fees (Note 3)	382,583
Distribution fees - Class 2 (Note 3)	2,903
Transfer agent fees	858
Custodian fees	4,309
Reports to shareholders	12,589
Professional fees	6,983
Trustees’ fees and expenses	753
Other	624

Total expenses	411,602

Net investment income	707,298

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	(6,194,492)
Foreign currency transactions	794

Net realized gain (loss)	(6,193,698)
Net unrealized appreciation (depreciation) on:
Investments	27,207,673
Translation of assets and liabilities denominated in foreign currencies	(19,682)
Deferred taxes (Note 1g)	(23,841)

Net unrealized appreciation (depreciation)	27,164,150

Net realized and unrealized gain (loss)	20,970,452

Net increase (decrease) in net assets resulting from operations	$21,677,750

FGC-9

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN GLOBAL COMMUNICATIONS SECURITIES FUND

Financial Statements (continued)

Statements of Changes in Net Assets

for the six months ended June 30, 2003 (unaudited)

and the year ended December 31, 2002

	Six Months Ended June 30, 2003	Year Ended December 31, 2002
Increase (decrease) in net assets:
Operations:
Net investment income	$707,298	$1,456,605
Net realized gain (loss) from investments and foreign currency transactions	(6,193,698)	(89,410,386)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies, and deferred taxes	27,164,150	6,275,419

Net increase (decrease) in net assets resulting from operations	21,677,750	(81,678,362)
Distributions to shareholders from:
Net investment income:
Class 1	(1,238,199)	(1,655,159)
Class 2	(30,287)	(4,896)

Total distributions to shareholders	(1,268,486)	(1,660,055)
Capital share transactions: (Note 2)
Class 1	(14,300,207)	(51,646,759)
Class 2	1,745,169	1,363,628

Total capital share transactions	(12,555,038)	(50,283,131)
Net increase (decrease) in net assets	7,854,226	(133,621,548)
Net assets:
Beginning of period	131,745,257	265,366,805

End of period	$139,599,483	$131,745,257

Undistributed net investment income included in net assets:
End of period	$705,847	$1,267,035

FGC-10

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN GLOBAL COMMUNICATIONS SECURITIES FUND

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of twenty-two series (the Funds). The Franklin Global Communications Securities Fund (the Fund) included in this report is diversified. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. As of June 30, 2003, 100% of the total Fund shares were sold through one insurance company. The Fund’s investment objective is growth and income.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the last reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Joint Repurchase Agreement

The Fund may enter into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account to be used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the Fund based on its pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund’s custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Fund, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At June 30, 2003, all repurchase agreements had been entered into on that date.

d. Foreign Currency Contracts

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses are included in the Statement of Operations.

FGC-11

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN GLOBAL COMMUNICATIONS SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (cont.)

d. Foreign Currency Contracts (cont.)

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counter-parties to fulfill their obligations under the contracts.

e. Income Taxes

No provision has been made for income taxes because the Fund’s policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

f. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

g. Deferred Taxes

Deferred taxes are recorded for estimated tax liabilities inherent in the Fund’s portfolio securities which may arise from subsequent sales of those securities and corresponding asset repatriations from countries that impose such taxes.

h. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

i. Guarantees and Indemnifications

Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

The Fund offers two classes of shares: Class 1 and Class 2. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class, and its exchange privilege.

FGC-12

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN GLOBAL COMMUNICATIONS SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

2. SHARES OF BENEFICIAL INTEREST (cont.)

At June 30, 2003, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2003		Year ended December 31, 2002

Class 1 Shares:	Shares	Amount	Shares	Amount

Shares sold	115,898	$583,971	307,366	$1,672,275
Shares issued in reinvestment of distributions	230,148	1,238,199	320,767	1,655,159
Shares redeemed	(3,441,811)	(16,122,377)	(10,514,281)	(54,974,193)

Net increase (decrease)	(3,095,765)	$(14,300,207)	(9,886,148)	$(51,646,759)

Class 2 Shares:
Shares sold	450,048	$2,152,559	308,075	$1,482,602
Shares issued in reinvestment of distributions	5,672	30,287	953	4,896
Shares redeemed	(91,638)	(437,677)	(24,284)	(123,870)

Net increase (decrease)	364,082	$1,745,169	284,744	$1,363,628

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of the following entities:

Entity	Affiliation

Franklin Templeton Services LLC (FT Services)	Administrative manager
Franklin Advisers Inc. (Advisers)	Investment manager
Franklin/Templeton Distributors Inc. (Distributors)	Principal underwriter
Franklin/Templeton Investor Services LLC (Investor Services)	Transfer agent

The Fund pays an investment management fee to Advisers based on the average net assets of the Fund, as follows:

Annualized Fee Rate	Daily Net Assets

.625%	First $100 million
.50%	over $100 million, up to and including $250 million
.45%	over $250 million, up to and including $10 billion

Fees are further reduced on net assets over $10 billion.

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the average daily net assets, and is not an additional expense of the Fund.

The Fund reimburses Distributors up to .25% per year of its average daily net assets of Class 2, for costs incurred in marketing the Fund’s shares.

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund.

FGC-13

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN GLOBAL COMMUNICATIONS SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

4. INCOME TAXES

At December 31, 2002, the Fund had tax basis capital losses of $265,794,117, which may be carried over to offset future capital gains. Such losses expire as follows:

Capital loss carryovers expiring in:
2009	$156,814,955
2010	108,979,162

Total	$265,794,117

At December 31, 2002, the Fund had deferred currency losses occurring subsequent to October 31, 2002 of $31,830. For tax purposes, such losses will be reflected in the year ending December 31, 2003.

Net investment income (loss) differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions.

Net realized losses differ for financial statement and tax purposes primarily due to differing treatment of wash sales and foreign currency transactions.

At June 30, 2003, the net unrealized appreciation (depreciation) is based on the cost of investments for income tax purposes of $139,245,405 was as follows:

Unrealized appreciation	$16,112,133
Unrealized depreciation	(14,589,518)

Net unrealized appreciation (depreciation)	$1,522,615

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments and securities sold short (excluding short-term securities) for the period ended June 30, 2003 aggregated $48,773,197 and $53,895,256, respectively.

FGC-14

FRANKLIN GROWTH AND INCOME SECURITIES FUND

Fund Goals and Primary Investments: Franklin Growth and Income Securities Fund seeks capital appreciation, with current income as a secondary goal. The Fund invests mainly in common stocks offering above-market current dividend yields.

This semiannual report for Franklin Growth and Income Securities Fund covers the period ended June 30, 2003. During the six months under review, the economy continued to present mixed signals, especially in regard to employment and industrial production. While the consumer appeared to gain confidence toward the end of the reporting period, corporate spending remained tepid. In addition, both the U.S. Congress and the Federal Reserve Board (the Fed) provided fiscal and monetary stimulus by lowering taxes and short-term interest rates. Citing the sluggish economy and potential deflationary risks, the Fed cut the federal funds target rate by 25 basis points (0.25%) in June, to just 1.00% — the lowest level in 45 years. In our view, each governing body clearly set its sights on improving the nation’s economy, prompting many investors’ return to the stock market as they anticipated recovery amid easing geopolitical tensions. After a challenging first quarter, U.S. equity markets rebounded from their worst market correction in over 60 years. The Standard & Poor’s 500 Composite Index (S&P 500) rose 15.39% in 2003’s second quarter alone, its strongest quarterly gain since 1998.1

Within this environment, we applied our investment strategy, focusing on the stocks of high-quality, well-established companies, particularly those we feel provide strong cash flows and attractive relative dividend yields. The Fund’s Class 2 shares posted a +8.13% cumulative total return compared with the broad S&P 500 Index’s 11.75% and benchmark Russell 1000 Value Index’s 11.39% cumulative total returns for the six months ended June 30, 2003.2 During the period under

1. Source: Standard & Poor’s Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock’s weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance.

2. Source: Standard & Poor’s Micropal. Ongoing market volatility can significantly affect short-term performance; recent returns may differ. Performance reflects the Fund’s Class 2 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges. The Russell 1000 Value Index is market capitalization-weighted and measures performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio.

FGI-1

review, Fund performance benefited from investments in economically sensitive sectors but was hindered by our underweighting relative to the benchmark index in finance and consumer services.

Our producer manufacturing stocks provided positive contributions to the Fund’s relative performance during the six months under review, aided most notably by the appreciation of General Electric and Pitney Bowes shares. Mixed economic signals aside, investors returned to the industrial sector apparently buoyed by renewed hope for substantial economic recovery. Several of our health technology, commercial services, electronic technology and energy minerals (particularly integrated oil operators) holdings also provided positive absolute and relative performance. These included Fund holdings R.R. Donnelley & Sons, Pall Corporation, General Dynamics and ChevronTexaco.

Small relative allocations in consumer services and utilities hindered Fund performance. Although finance comprised 23.6% of total net assets at period-end and represented the largest portfolio weighting by sector, it remained underweighted nearly 10% relative to the benchmark index and hindered Fund performance.

We initiated positions in the health services, retail trade and energy minerals (especially integrated oil companies) sectors. Among our defense and utilities stocks, we took the opportunity to sell some companies and buy into others we believed offered solid fundamentals and favorable risk/return profiles. We added to many of our existing holdings within the finance, consumer non-durables and producer manufacturing sectors. For example, we added to tobacco stocks when they were exhibiting share price weakness believing they had rich dividend yields and attractive valuations, presenting a timely buying opportunity. In the retail food industry, we completely sold our position in Albertson’s based on concerns over an increasingly competitive environment and long-term impact on cash flows.

Top 10 Holdings

Franklin Growth and Income

Securities Fund

6/30/03

Company Sector/Industry	% of Total Net Assets

ChevronTexaco Corp.	3.0%
Energy Minerals

Citigroup Inc.	2.7%
Finance

BP PLC, ADR (U.K.)	2.7%
Energy Minerals

General Electric Co.	2.2%
Producer Manufacturing

SBC Communications Inc.	2.2%
Communications

Shell Transport & Trading Co. PLC, ADR (U.K.)	2.1%
Energy Minerals

BellSouth Corp.	2.1%
Communications

Sara Lee Corp.	2.1%
Consumer Non-Durables

R.R. Donnelley & Sons Co.	2.0%
Commercial Services

Washington Mutual Inc.	2.0%
Finance

The dollar value, number of shares or principal amount, and complete legal titles of all portfolio holdings are listed in the Fund’s Statement of Investments.

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President Bush signed legislation that significantly reduced taxes on qualified dividends. Because of the tax benefits for dividend-paying stocks, one might think such stocks would have recently outperformed those that do not pay dividends. However, companies in the S&P 500 that do not pay a dividend outperformed the highest yielding 100 stocks in the S&P 500 by just over 20% during the period, on an equally weighted basis.3 Also, stocks with higher yields than the 10-year Treasury’s underperformed those yielding less than the 10-year note. Thus, we viewed this recent situation as an opportunity to find dividend-paying stocks that meet our investment criteria.

3. Source: CompuStat.

This discussion reflects our analysis, opinions and portfolio holdings as of June 30, 2003, the end of the reporting period. Our strategies and the Fund’s portfolio composition will change depending on market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the advisor makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

FGI-3

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN GROWTH AND INCOME SECURITIES FUND

Financial Highlights

	Class I
	Six Months Ended June 30, 2003 (unaudited)		Year Ended December 31,
			2002	2001	2000	1999	1998

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$11.82		$15.27	$17.16	$17.78	$20.36	$21.01

Income from investment operations:
Net investment income[a]	.16		.39	.37 [d]	.45	.57	.69
Net realized and unrealized gains (losses)	.82		(2.58)	(.70)[d]	2.26	(.16)	.99

Total from investment operations	.98		(2.19)	(.33)	2.71	.41	1.68

Less distributions from:
Net investment income	(.40)		(.42)	(.05)	(1.17)	(.79)	(.69)
Net realized gains	—		(.84)	(1.51)	(2.16)	(2.20)	(1.64)

Total distributions	(.40)		(1.26)	(1.56)	(3.33)	(2.99)	(2.33)

Net asset value, end of period	$12.40		$11.82	$15.27	$17.16	$17.78	$20.36

Total return[b]	8.25%		(15.53)%	(2.02)%	17.99%	1.10%	8.33%
Ratios/supplemental data
Net assets, end of period (000’s)	$468,445		$455,680	$646,851	$810,837	$964,553	$1,318,743
Ratios to average net assets:
Expenses	.54%	[c]	.53%	.51%	.50%	.49%	.49%
Net investment income	2.83%	[c]	2.85%	2.31% [d]	2.75%	2.94%	3.27%
Portfolio turnover rate	22.30%		96.61%	119.78%	66.82%	39.80%	27.32%

[a]Based on average shares outstanding effective year ended December 31, 1999.
[b]Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
[c]Annualized

dEffective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide of Investment Companies and began amortizing all premium and discount on fixed-income securities, as required. The effect of this change was as follows:

Net investment income per share	$(.026)
New realized and unrealized gains (losses) per share	.026
Ratio of net investment income to average net assets	(.17)%

Per share data and ratios for prior periods have not been restated to reflect this change in accounting policy.

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN GROWTH AND INCOME SECURITIES FUND

Financial Highlights (continued)

	Class 2
	Six Months Ended June 30, 2003 (unaudited)		Year Ended December 31,
			2002	2001	2000	1999[e]

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$ 11.74		$ 15.20	$ 17.13	$17.73	$20.71

Income from investment operations:
Net investment income[a]	.15		.34	.33 [d]	.40	.47
Net realized and unrealized gains (losses)	.81		(2.54)	(.70)[d]	2.27	(.46)

Total from investment operations	.96		(2.20)	(.37)	2.67	.01

Less distributions from:
Net investment income	(.39)		(.42)	(.05)	(1.11)	(.79)
Net realized gains	—		(.84)	(1.51)	(2.16)	(2.20)

Total distributions	(.39)		(1.26)	(1.56)	(3.27)	(2.99)

Net asset value, end of period	$ 12.31		$ 11.74	$ 15.20	$17.13	$17.73

Total return[b]	8.13%		(15.72)%	(2.28)%	17.79%	(.86)%
Ratios/supplemental data
Net assets, end of period (000’s)	$72,353		$38,379	$11,789	$2,311	$ 789
Ratios to average net assets:
Expenses	.79%	[c]	.78%	.76%	.75%	.75% [c]
Net investment income	2.58%	[c]	2.60%	2.13% [d]	2.46%	2.55% [c]
Portfolio turnover rate	22.30%		96.61%	119.78%	66.82%	39.80%

[a]Based on average shares outstanding.
[b]Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
[c]Annualized

dEffective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide of Investment Companies and began amortizing all premium and discount on fixed-income securities, as required. The effect of this change was as follows:

Net investment income per share	$(.026)
New realized and unrealized gains (losses) per share	.026
Ratio of net investment income to average net assets	(.17)%

Per share data and ratios for prior periods have not been restated to reflect this change in accounting policy.

[e]For the period January 6, 1999 (effective date) to December 31, 1999.

FGI-5

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN GROWTH AND INCOME SECURITIES FUND

Statement of Investments, June 30, 2003 (unaudited)

	SHARES	VALUE

Common Stocks 91.7%
Commercial Services 2.6%
The McGraw-Hill Cos. Inc.	50,500	$3,131,000
R.R. Donnelley & Sons Co.	414,200	10,827,188

		13,958,188

Communications 7.2%
Alltel Corp.	63,000	3,037,860
BellSouth Corp.	432,900	11,528,127
SBC Communications Inc.	466,472	11,918,359
Verizon Communications Inc.	203,922	8,044,723
Vodafone Group PLC, ADR (United Kingdom)	227,500	4,470,375

		38,999,444

Consumer Durables 1.0%
Stanley Works	194,600	5,370,960

Consumer Non-Durables 6.2%
Altria Group Inc.	184,400	8,379,136
Kimberly-Clark Corp.	199,800	10,417,572
Loews Corp. - Carolina Group	127,700	3,447,900
Sara Lee Corp.	589,800	11,094,138

		33,338,746

Consumer Services 3.5%
Dow Jones & Co. Inc.	117,300	5,047,419
McDonald’s Corp.	330,600	7,293,036
The Walt Disney Co.	332,900	6,574,775

		18,915,230

Electronic Technology 8.6%
Diebold Inc.	134,600	5,821,450
General Dynamics Corp.	106,000	7,685,000
Hewlett-Packard Co.	188,000	4,004,400
Motorola Inc.	980,300	9,244,229
Nokia Corp., ADR (Finland)	244,000	4,008,920
Raytheon Co.	256,800	8,433,312
Rockwell Automation Inc.	307,400	7,328,416

		46,525,727

Energy Minerals 9.9%
BP PLC, ADR (United Kingdom)	341,500	14,349,830
ChevronTexaco Corp.	227,958	16,458,568
Exxon Mobil Corp.	251,444	9,029,354
Petrochina Co. Ltd., ADR (China)	76,700	2,316,340
Shell Transport & Trading Co. PLC, ADR (United Kingdom)	290,300	11,568,455

		53,722,547

Finance 22.6%
Aegon NV, ADR (Netherlands)	326,552	3,278,582
Arthur J. Gallagher & Co.	250,300	6,808,160
Bank of America Corp.	88,000	6,954,640
CIT Group Inc.	277,000	6,828,050
Citigroup Inc.	346,900	14,847,320
Fannie Mae	134,200	9,050,448

FGI-6

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN GROWTH AND INCOME SECURITIES FUND

Statement of Investments, June 30, 2003 (unaudited) (cont.)

	SHARES	VALUE

Common Stocks (cont.)
Finance (cont.)
Fleet Boston Financial Corp.	286,400	$8,508,944
Jefferson-Pilot Corp.	118,300	4,904,718
JP Morgan Chase & Co.	270,770	9,254,919
KeyCorp.	159,800	4,038,146
MetLife Inc.	128,304	3,633,569
Morgan Stanley	157,000	6,711,750
National Commerce Financial Corp.	269,700	5,984,643
St. Paul Cos. Inc.	178,800	6,527,988
U.S. Bancorp	350,000	8,575,000
Washington Mutual Inc.	261,000	10,779,300
Wells Fargo & Co.	106,000	5,342,400
		122,028,577
Health Services .5%
CIGNA Corp.	52,500	2,464,350
Health Technology 8.1%
Abbott Laboratories	162,600	7,115,376
Bristol-Myers Squibb Co.	101,400	2,753,010
Merck & Co. Inc.	80,400	4,868,220
Pall Corp.	293,900	6,612,750
Pfizer Inc.	243,200	8,305,280
Schering-Plough Corp.	281,000	5,226,600
Wyeth	199,200	9,073,560
		43,954,796
Non-Energy Minerals .9%
Alcoa Inc.	200,400	5,110,200
Process Industries 2.8%
Dow Chemical Co.	174,900	5,414,904
E.I. du Pont de Nemours and Co.	234,200	9,752,088
		15,166,992
Producer Manufacturing 8.7%
Delphi Corp.	560,500	4,837,115
Dover Corp.	127,800	3,828,888
Emerson Electric Co.	99,100	5,064,010
General Electric Co.	415,700	11,922,276
Honeywell International Inc.	308,700	8,288,595
Pitney Bowes Inc.	223,200	8,573,112
United Technologies Corp.	59,900	4,242,717
		46,756,713
Real Estate .7%
Vornado Realty Trust	84,300	3,675,480
Retail Trade 2.7%
J.C. Penney Co. Inc.	287,400	4,842,690
Limited Brands Inc.	185,000	2,867,500
May Department Stores Co.	126,900	2,824,794
Nordstrom Inc.	215,700	4,210,464
		14,745,448

FGI-7

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN GROWTH AND INCOME SECURITIES FUND

Statement of Investments, June 30, 2003 (unaudited) (cont.)

	SHARES	VALUE

Common Stocks (cont.)
Technology Services 1.7%
Automatic Data Processing Inc.	157,200	$5,322,792
Electronic Data Systems Corp.	188,300	4,039,035
		9,361,827
Utilities 4.0%
American Electric Power Co. Inc.	100,000	2,983,000
FirstEnergy Corp.	233,800	8,989,610
Pinnacle West Capital Corp.	144,900	5,426,505
PPL Corp.	38,800	1,668,400
Progress Energy Inc.	62,800	2,756,920
		21,824,435
Total Common Stocks (Cost $ 439,821,764)		495,919,660
Convertible Preferred Stocks 4.0%
Finance 1.0%
Prudential Financial Inc., 6.75% cvt. pfd.	98,000	5,483,100
Retail Trade 1.1%
Toys R Us Inc., 6.25%, cvt. pfd.	147,600	5,741,640
Utilities 1.9%
PPL Capital Fund Trust I, 7.75%, cvt. pfd., E	249,100	5,231,100
Sierra Pacific Resources Co., 9.00%, cvt. pfd., PIES	164,800	5,240,558
		10,471,658
Total Convertible Preferred Stocks (Cost $ 23,159,720)		21,696,398
	PRINCIPAL AMOUNT
Convertible Bonds (Cost $4,276,366) .9%
Distribution Services
Amerisource Health Corp., cvt., 5.00%, 12/01/07	$3,350,000	4,815,625

Total Long Term Investments (Cost $ 467,257,850)		522,431,683

Repurchase Agreement (Cost $17,708,379) 3.3%
[a]Joint Repurchase Agreement, 1.103%, 7/01/03, (Maturity Value $17,708,922)	17,708,379	17,708,379

ABN AMRO Bank, N.V., New York Branch (Maturity Value $1,620,543)
Banc of America Securities LLC (Maturity Value $1,620,543)
Banc One Capital Markets Inc. (Maturity Value $720,222)
Barclays Capital Inc. (Maturity Value $1,620,543)
Bear, Stearns & Co. Inc. (Maturity Value $1,440,444)
BNP Paribas Securities Corp. (Maturity Value $1,620,543)
Deutsche Bank Securities Inc. (Maturity Value $1,080,421)
Dresdner Kleinwort Wasserstein Securities LLC (Maturity Value $1,620,543)
Goldman, Sachs & Co. (Maturity Value $1,620,543)
Lehman Brothers Inc. (Maturity Value $1,503,491)
Morgan Stanley & Co. Inc. (Maturity Value $1,620,543)
UBS Securities LLC (Maturity Value $1,620,543)
    Collateralized by U.S. Treasury Bills, Notes, and Bonds, and U.S. Government Agency Securities

Total Investments (Cost $484,966,229) 99.9%		540,140,062
Other Assets, less Liabilities .1%		657,995
Net Assets 100.0%		$540,798,057

aSee Note 1(c) regarding joint repurchase agreement.

FGI-8

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN GROWTH AND INCOME SECURITIES FUND

Financial Statements

Statement of Assets and Liabilities

June 30, 2003 (unaudited)

Assets:
Investments in securities:
Cost	$484,966,229

Value	540,140,062
Receivables:
Investment securities sold	2,730,472
Capital shares sold	423,541
Dividends and interest	975,894

Total assets	544,269,969

Liabilities:
Payables:
Investment securities purchased	2,753,530
Capital shares redeemed	421,271
Affiliates	249,901
Other liabilities	47,210

Total liabilities	3,471,912

Net assets, at value	$540,798,057

Net assets consist of:
Undistributed net investment income	$7,116,305
Net unrealized appreciation (depreciation)	55,173,833
Accumulated net realized gain (loss)	(41,961,960)
Capital shares	520,469,879

Net assets, at value	$540,798,057

Class 1:
Net assets, at value	$468,445,102

Shares outstanding	37,772,732

Net asset value and offering price per share	$12.40

Class 2:
Net assets, at value	$72,352,955

Shares outstanding	5,877,742

Net asset value and offering price per share	$12.31

FGI-9

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN GROWTH AND INCOME SECURITIES FUND

Financial Statements (continued)

Statement of Operations

June 30, 2003 (unaudited)

Investment income:
Dividends	$8,509,671
Interest	209,667

Total investment income	8,719,338

Expenses:
Management fees (Note 3)	1,240,589
Distribution fees - Class 2 (Note 3)	65,202
Transfer agent fees	3,540
Custodian fees	3,177
Reports to shareholders	66,594
Professional fees	11,287
Trustees’ fees and expenses	2,919
Other	12,989

Total expenses	1,406,297

Net investment income	7,313,041

Realized and unrealized gains (losses):
Net realized gains (loss) from:
Investments	(18,088,107)
Foreign currency transactions	(2,470)

Net realized gain (loss)	(18,090,577)
Net unrealized appreciation (depreciation) on investments	50,544,815

Net realized and unrealized gain (loss)	32,454,238

Net increase (decrease) in net assets resulting from operations	$39,767,279

FGI-10

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN GROWTH AND INCOME SECURITIES FUND

Financial Statements (continued)

Statements of Changes in Net Assets

for the six months ended June 30, 2003 (unaudited)

and the year ended December 31, 2002

	Six Months Ended June 30, 2003	Year Ended December 31, 2002
Increase (decrease) in net assets:
Operations:
Net investment income	$7,313,041	$16,487,104
Net realized gain (loss) from investments and foreign currency transactions	(18,090,577)	(22,388,259)
Net unrealized appreciation (depreciation) on investments	50,544,815	(93,969,652)

Net increase (decrease) in net assets resulting from operations	39,767,279	(99,870,807)
Distributions to shareholders from:
Net investment income:
Class 1	(14,899,120)	(17,112,240)
Class 2	(2,173,929)	(789,171)
Net realized gains:
Class 1	—	(34,010,678)
Class 2	—	(1,599,783)

Total distributions to shareholders	(17,073,049)	(53,511,872)
Capital share transactions: (Note 2)
Class 1	(6,717,546)	(45,168,545)
Class 2	30,761,610	33,971,092

Total capital share transactions	24,044,064	(11,197,453)
Net increase (decrease) in net assets	46,738,294	(164,580,132)
Net assets:
Beginning of period	494,059,763	658,639,895

End of period	$540,798,057	$494,059,763

Undistributed net investment income included in net assets:
End of period	$7,116,305	$16,876,313

FGI-11

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN GROWTH AND INCOME SECURITIES FUND

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of twenty-two series (the Funds). The Franklin Growth and Income Securities Fund (the Fund) included in this report is diversified. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. As of June 30, 2003, over 91% of the total Fund shares were sold through one insurance company. The Fund’s investment objective is growth and income.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the last reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Joint Repurchase Agreement

The Fund may enter into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account to be used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the Fund based on its pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund’s custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Fund, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At June 30, 2003, all repurchase agreements had been entered into on that date.

d. Foreign Currency Contracts

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specific date. Realized and unrealized gains and losses are included in the Statement of Operations.

FGI-12

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN GROWTH AND INCOME SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (cont.)

d. Foreign Currency Contracts (cont.)

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

e. Income Taxes

No provision has been made for income taxes because the Fund’s policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

f. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Discounts on securities purchased are amortized over the lives of the respective securities. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

Distributions received by the Fund from securities may be a return of capital (ROC). Such distributions reduce the cost basis of the securities, and any distributions in excess of the cost basis are recognized as capital gains.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

g. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

h. Guarantees and Indemnifications

Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

The Fund offers two classes of shares: Class 1 and Class 2. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class, and its exchange privilege.

FGI-13

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN GROWTH AND INCOME SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

2. SHARES OF BENEFICIAL INTEREST (cont.)

At June 30, 2003, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2003		Year Ended December 31, 2002

Class 1 Shares:	Shares	Amount	Shares	Amount

Shares sold	2,302,040	$27,511,706	545,381	$8,254,474
Shares issued on merger[a]	—	—	1,625,533	25,081,974
Shares issued in reinvestment of distributions	1,175,936	14,899,120	3,683,207	51,122,918
Shares redeemed	(4,240,915)	(49,128,372)	(9,675,660)	(129,627,911)

Net increase (decrease)	(762,939)	$(6,717,546)	(3,821,539)	$(45,168,545)

Class 2 Shares:
Shares sold	2,699,176	$31,560,109	2,734,254	$36,986,172
Shares issued on merger[a]	—	—	429,930	6,599,428
Shares issued in reinvestment of distributions	172,808	2,173,929	173,113	2,388,954
Shares redeemed	(262,356)	(2,972,428)	(844,623)	(12,003,462)

Net increase (decrease)	2,609,628	$30,761,610	2,492,674	$33,971,092

aOn May 1, 2002, the Fund acquired the net assets of Franklin Templeton Variable Insurance Products Trust – Franklin Natural Resources Fund (Natural Resources) in a tax free exchange pursuant to a plan of reorganization approved by Natural Resources’ shareholders.

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of the following entities:

Entity	Affiliation

Franklin Templeton Services LLC (FT Services)	Administrative manager
Franklin Advisers Inc. (Advisers)	Investment manager
Franklin/Templeton Distributors Inc. (Distributors)	Principal underwriter
Franklin/Templeton Investor Services LLC (Investor Services)	Transfer agent

The Fund pays an investment management fee to Advisers based on the average net assets of the Fund, as follows:

Annualized Fee Rate	Daily Net Assets

.625%	First $100 million
.50%	over $100 million, up to and including $250 million
.45%	over $250 million, up to and including $10 billion

Fees are further reduced on net assets over $10 billion.

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the average daily net assets, and is not an additional expense of the Fund.

The Fund reimburses Distributors up to .25% per year of its average daily net assets of Class 2, for costs incurred in marketing the Fund’s shares.

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund.

FGI-14

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN GROWTH AND INCOME SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

4. INCOME TAXES

At December 31, 2002, the Fund had tax basis capital losses of $16,950,178 which may be carried over to offset future capital gains. Such losses expire in 2010.

At December 31, 2002, the Fund had deferred capital losses occurring subsequent to October 31, 2002 of $2,018,607. For tax purposes, such losses will be reflected in the year ending December 31, 2003.

Net investment income (loss) differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions and bond discounts and premiums.

Net realized losses differ for financial statement and tax purposes primarily due to differing treatment of wash sales, foreign currency transactions and bond discounts and premiums.

At June 30, 2003, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes of $489,780,391 was as follows:

Unrealized appreciation	$64,878,845
Unrealized depreciation	(14,519,174)

Net unrealized appreciation (depreciation)	$50,359,671

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments and securities sold short (excluding short-term securities) for the period ended June 30, 2003 aggregated $116,335,093 and $107,186,523, respectively.

FGI-15

FRANKLIN HIGH INCOME FUND

Fund Goals and Primary Investments: Franklin High Income Fund seeks a high level of current income, with capital appreciation as a secondary goal. The Fund invests mainly in debt securities, including lower-rated “junk bonds,” offering high yield and expected total return. The Fund also may invest in foreign securities, including emerging markets.

We are pleased to bring you Franklin High Income Fund’s semiannual report for the period ended June 30, 2003. During the six months under review, the high yield bond sector produced some of the strongest total returns in the fixed income markets. Although economic indicators were mixed, investors seemed attracted to the high yield bond market because of the historically cheap valuations, a declining default rate and low relative interest rates on other fixed income investments. High yield mutual fund inflows were near record levels, and some institutional investors, such as pension plans, also increased their high yield sector allocations. High yield bonds rallied and the risk premium on high yield bonds, as measured by the Credit Suisse First Boston (CSFB) High Yield Index’s yield spread over U.S. Treasuries, decreased from 9.5% on December 31, 2002, to 6.8% at period-end.1 Higher risk industries outperformed, and Franklin High Income Fund benefited from its slightly aggressive positioning from the beginning of the year. For the six-month period, the Fund’s Class 2 shares posted a +17.54% cumulative total return while its benchmark CSFB High Yield Index returned 17.32%.1, 2

Renewed interest in the high yield market drove heavier new issuance and also created some secondary market opportunities. We sought to take advantage of this, resulting in some notable changes to our industry weightings. The utilities sector represented the biggest change as we increased our utilities exposure through the purchase of issues such as CMS Energy and Dynegy Holdings. Our utilities exposure grew from 3.8% of total net assets on December 31, 2002, to 6.8% on June 30, 2003. While industry fundamentals did not significantly improve, valuations appeared inexpensive to us, and credit market easing enabled

1. Source: Standard & Poor’s Micropal. The CSFB High Yield Index is designed to mirror the investible universe of the $US-denominated high yield debt market. Treasuries, if held to maturity, offer a fixed rate of return and fixed principal value; their interest payments and principal are guaranteed.

2. Ongoing market volatility can significantly affect short-term performance; recent returns may differ. Performance reflects the Fund’s Class 2 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges. The index is unmanaged an includes reinvested distributions. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio.

Top 10 Sectors/Industries

Franklin High Income Fund

6/30/03

% of Total Net Assets

Consumer Services	20.4%

Process Industries	12.2%

Communications	10.4%

Producer Manufacturing	9.6%

Utilities	6.8%

Industrial Services	6.2%

Consumer Durables	5.2%

Health Services	4.5%

Finance	3.6%

Transportation	3.6%

The dollar value, number of shares or principal amount, and complete legal titles of all portfolio holdings are listed in the Fund’s Statement of Investments.

FH-1

some utility companies to refinance debt and mitigate liquidity concerns. Utility stocks also recovered sufficiently to allow some new equity issuance and balance sheet debt reduction. The utilities sector was the high yield market’s best performer during the period and the Fund benefited from its increased utilities exposure.

We also increased our exposure to the aerospace sector. For instance, we purchased Hexcel Corporation, which performed very well and helped the Fund’s relative performance. Another higher risk sector where we increased our exposure is information technology. Similar to utilities, this sector benefited from increased access to capital markets and improved liquidity. Stabilizing end-market demand and cost cutting also contributed to the technology sector’s outperformance within the high yield market for the period. Thus, the Fund’s increased technology exposure enhanced relative performance.

As part of the overall communications sector, wireless communications remained our top industry weighting and benefited the Fund’s relative performance. Dobson/Sygnet and Crown Castle provided double-digit returns and significantly outperformed the broad high yield market. Overall, valuations meaningfully improved, making wireless one of the top performing sectors for the market and the Fund.

The Fund’s low exposure to the telecommunications industry within the telecommunications sector negatively impacted performance for the first half of 2003 as telecommunications outperformed the CSFB High Yield Index. Although we increased our telecommunications weighting through the purchase of Qwest bonds, we remained underexposed to this industry relative to the CSFB High Yield Index.

This discussion reflects our analysis, opinions and portfolio holdings as of June 30, 2003, the end of the reporting period. Our strategies and the Fund’s portfolio composition will change depending on market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the advisor makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

FH-2

FRANKLIN INCOME SECURITIES FUND

Fund Goal and Primary Investments: Franklin Income Securities Fund seeks to maximize income while maintaining prospects for capital appreciation. The Fund invests in debt and equity securities, including lower-rated “junk bonds.”

We are pleased to bring you Franklin Income Securities Fund’s semiannual report for the period ended June 30, 2003. During the six months under review, the U.S. economy showed continued signs of strain. Although gross domestic product growth stayed positive during the period, the risk of prolonged sluggish economic activity remained a concern. Thus, the Federal Reserve Board reduced the federal funds target rate 25 basis points to 1.00% in June.

Despite economic uncertainty, stock markets performed well as investors seemed to become more optimistic regarding the potential for renewed economic growth and improving corporate profitability. The Standard & Poor’s 500 Composite Index (S&P 500) climbed 11.75% during the six months under review and S&P 500 earnings increased 11.00% from the same period last year.1 Corporate earnings managed to increase despite higher energy prices and major global political issues. Bond markets also strengthened as the 10-year Treasury note yield declined from a 4.19% high in early January to a 3.13% low in June and ended the period at 3.54%.1 Bond yields and prices move in an inverse relationship, so that as yields fall, bond prices rise.

1. Source: Standard & Poor’s Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock’s weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. Treasuries, if held to maturity, offer a fixed rate of return and fixed principal value; their interest payments and principal are guaranteed.

Top Five Stock Holdings

Franklin Income Securities Fund

6/30/03

Company Sector/Industry	% of Total Net Assets

ChevronTexaco Corp.	1.5%
Energy Minerals

FirstEnergy Corp.	1.5%
Utilities

Ford Motor Co. Capital Trust II	1.4%
Consumer Durables

Altria Group Inc.	1.4%
Consumer Non-Durables

Cinergy Corp.	1.2%
Utilities

The dollar value, number of shares or principal amount, and complete legal titles of all portfolio holdings are listed in the Fund’s Statement of Investments.

The Fund’s Class 2 shares posted a six-month cumulative total return of +16.07% as our stock investments mostly improved with the U.S. equity market rally, and many of our corporate bond holdings benefited from generally declining interest rates and credit spread tightening relative to U.S. Treasuries.2 The Lehman Brothers Government/Credit Index and the Lipper VIP Income Funds Average returned 5.23% and 9.00% during the same time.3

Our largest equity sector weighting, utilities, performed well during the reporting period as electric utility companies appeared to focus on improving balance sheets and growing free cash flow by reducing capital expenditures in unregulated businesses. As many companies in the sector seemed to us to put problems related to deregulation, merchant power plant construction, and energy trading and marketing behind them, investors regained confidence in more stable and highly regulated electric utilities. We found opportunities we felt were attractive and added to our Ameren, FirstEnergy and FPL Group holdings. We also increased our energy minerals exposure by initiating positions in BP and ChevronTexaco because we believed their shares traded at attractive valuations and offered favorable dividend yields. These equity holdings we added to or initiated during the period had already appreciated by period-end.

We generally invest in convertible securities based on their potential to offer income and long-term upside potential through improvement in the underlying common stock’s value. We added to several convertible securities positions including Ford Motor and Nortel Networks, and

2. Ongoing market volatility can significantly affect short-term performance; recent returns may differ. Performance reflects the Fund’s Class 2 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

3. Source: Standard & Poor’s Micropal. The Lehman Brothers Government/Credit Index includes fixed-rate debt issues rated investment grade or higher by Moody’s, S&P or Fitch, in that order. All issues have at least one year to maturity and an outstanding par value of at least $100 million for U.S. government securities and $50 million for all others. All returns are market value-weighted inclusive of accrued interest. The index includes those issues in the Lehman Brothers Government Bond Index and Corporate Bond Index. The index includes those issues of the U.S. government and agencies thereof, domestic corporate issues and foreign dollar denominated issues. All issues included are Baa/BBB or better. Total return includes price appreciation/depreciation and income as a percentage of the original investment. The index is rebalanced monthly by market capitalization. The Lipper VIP Income Funds Average is an equally weighted average calculation of performance figures for all funds within the Lipper Income Funds classification in the Lipper VIP underlying funds universe. Lipper Income Funds are defined as funds that normally seek a high level of current income through investing in income-producing stocks, bonds and money market instruments. As of 6/30/03, there were 14 funds in this category. Lipper calculations do not include contract fees, expenses or sales charges, and may have been different if such charges had been considered. The indexes are unmanaged and include reinvested distributions. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio.

Top Five Bond Holdings

Franklin Income Securities Fund

6/30/03

Issuer Sector/Industry	% of Total Net Assets

FNMA	2.8%
U.S. Government Agency Securities

Charter Communications	1.7%
Consumer Services

Lyondell Chemicals Co.	1.5%
Process Industries

Meristar Hospitality Corp.	1.4%
Real Estate

Calpine Corp.	1.3%
Utilities

What is a merchant power plant?

A merchant power plant produces power as a commodity, so its income stream depends on market price. In contrast, traditional power plants generally rely on predetermined rates of return, usually set by a regulatory body, to generate income.

initiated positions in Nextel Communications and Sierra Pacific Resources. Convertible bonds contributed to Fund performance during the period.

Corporate bonds strengthened during the period under review as default concerns eased and investors gained confidence in many corporate borrowers. Many corporate managements concentrated on reducing fixed and variable costs, paring unnecessary capital expenditures, and increasing free cash flow to improve balance sheets and reduce overall debt. High yield corporate bonds’ yield spreads over U.S. Treasuries, a benchmark for the sector, narrowed from 947 basis points at the beginning of the period to 676 basis points on June 30, 2003. This spread tightening, along with high current yields, enabled high yield corporate bonds to outperform other fixed-income securities more dependent on interest rate declines. New positions included bond issues from Georgia-Pacific and El Paso. We also increased our Calpine, Host Marriott and Equistar Chemicals holdings. Corporate bonds helped Fund performance during the period.

Despite mostly positive performance across a wide range of corporate securities including corporate bonds, convertible securities and common stocks, there remained pockets of weakness due to general economic uncertainty and continued intense competition. In particular, shares of major telecommunication service providers Alltel and SBC Communications lagged the overall equity market largely due to the telecommunication market’s competitive nature. Additionally, the stock of major tobacco company R.J. Reynolds remained volatile as greater pressure from discount brands and several negative legal issues weakened fundamentals. These stocks hurt the Fund during the period.

This discussion reflects our analysis, opinions and portfolio holdings as of June 30, 2003, the end of the reporting period. Our strategies and the Fund’s portfolio composition will change depending on market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the advisor makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN INCOME SECURITIES FUND

Financial Highlights

	Class 1
	Six Months Ended June 30, 2003 (unaudited)		Year Ended December 31,
			2002	2001	2000	1999	1998

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$ 11.48		$ 12.96	$ 14.70	$ 14.69	$ 16.92	$ 18.37

Income from investment operations:
Net investment income[a]	.42		.90	1.09 [e]	1.17	1.19	1.37
Net realized and unrealized gains (losses)	1.44		(.89)	(.92)[e]	1.40	(1.43)	(1.07)

Total from investment operations	1.86		.01	.17	2.57	(.24)	.30

Less distributions from:
Net investment income	(.68)		(1.23)	(1.03)	(1.85)	(1.46)	(1.42)
Net realized gains	—		(.26)	(.88)	(.71)	(.53)	(.33)

Total distributions	(.68)		(1.49)	(1.91)	(2.56)	(1.99)	(1.75)

Net asset value, end of period	$ 12.66		$ 11.48	$ 12.96	$ 14.70	$ 14.69	$ 16.92

Total return[b]	16.14%		(.37)%	.98%	19.77%	(1.82)%	1.64%

Ratios/supplemental data
Net assets, end of period (000’s)	$507,148		$427,036	$527,047	$647,370	$775,116	$1,185,840
Ratios to average net assets:
Expenses	.52%	[d]	.53%	.53%	.50%	.50%	.49%
Net investment income	6.74%	[d]	7.40%	7.90% [e]	8.21%	7.41%	6.94%
Portfolio turnover rate	19.13%		62.00%	32.52%	23.92%	11.89%	12.22%
Portfolio turnover rate excluding mortgage dollar rolls[c]	19.13%		43.65%	32.52%	23.92%	11.89%	12.22%

aBased on average shares outstanding effective year ended December 31, 1999.

bTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

cSee Note 1(f) regarding mortgage dollar rolls.

dAnnualized

eEffective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide of Investment Companies and began recording all paydown gains and losses as part of investment income and amortizing all premium and discount on fixed-income securities, as required.  The effect of this change was as follows:

Net investment income per share	$.008
Net realized & unrealized (losses) per share	(.008)
Ratio of net investment income to average net assets	.06%

Per share data and ratios for prior periods have not been restated to reflect this change in accounting policy.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN INCOME SECURITIES FUND

Financial Highlights (continued)

	Class 2
	Six Months Ended June 30, 2003 (unaudited)		Year Ended December 31,
			2002	2001	2000	1999[f]

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$ 11.38		$ 12.88	$14.66	$14.65	$17.07

Income from investment operations:
Net investment income[a]	.38		.84	1.03 [e]	1.14	1.10
Net realized and unrealized gains (losses)	1.46		(.86)	(.90)[e]	1.39	(1.53)

Total from investment operations	1.84		(.02)	.13	2.53	(.43)

Less distributions from:
Net investment income	(.68)		(1.22)	(1.03)	(1.81)	(1.46)
Net realized gains	—		(.26)	(.88)	(.71)	(.53)

Total distributions	(.68)		(1.48)	(1.91)	(2.52)	(1.99)

Net asset value, end of period	$ 12.54		$ 11.38	$12.88	$14.66	$14.65

Total return[b]	16.07%		(.61)%	.76%	19.43%	(2.93)%

Ratios/supplemental data
Net assets, end of period (000’s)	$258,299		$70,130	$9,067	$2,534	$1,302
Ratios to average net assets:
Expenses	.77%	[d]	.78%	.78%	.75%	0.75% [d]
Net investment income	6.49%	[d]	7.15%	7.68% [e]	7.99%	7.36% [d]
Portfolio turnover rate	19.13%		62.00%	32.52%	23.92%	11.89%
Portfolio turnover rate excluding mortgage dollar rolls[c]	19.13%		43.65%	32.52%	23.92%	11.89%

aBased on average shares outstanding.

bTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

cSee Note 1(f) regarding mortgage dollar rolls.

dAnnualized

eEffective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide of Investment Companies and began recording all paydown gains and losses as part of investment income and amortizing all premium and discount on fixed-income securities, as required. The effect of this change was as follows:

Net investment income per share	$.008
Net realized and unrealized (losses) per share .	(.008)
Ratio of net investment income to average net assets	.06%

Per share data and ratios for prior periods have not been restated to reflect this change in the accounting policy.

fFor the period January 6, 1999 (effective date) to December 31, 1999.

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN INCOME SECURITIES FUND

Statement of Investments, June 30, 2003 (unaudited)

	COUNTRY	SHARES/ WARRANTS	VALUE

Common Stocks and Warrants 35.7%
Communications 2.0%
[a]Microcell Telecommunications Inc., A	Canada	77	$666
[a]Microcell Telecommunications Inc., B	Canada	9,252	68,432
[a]Microcell Telecommunications Inc, wts., 5/01/05	Canada	3,436	1,062
[a]Microcell Telecommunications Inc, wts., 5/01/08	Canada	5,727	3,372
[a]NII Holdings Inc., B	United States	8,744	334,633
[a]NTL Inc.	United States	23,439	799,739
SBC Communications Inc.	United States	300,000	7,665,000
[a]Telecom Argentina - France Telecom SA, B, ADR	Argentina	100,000	650,000
Verizon Communications Inc.	United States	150,000	5,917,500

			15,440,404

Consumer Non-Durables 2.1%
Altria Group Inc.	United States	235,600	10,705,664
Loews Corp. - Carolina Group	United States	116,000	3,132,000
R.J. Reynolds Tobacco Holdings Inc.	United States	61,600	2,292,136

			16,129,800

Energy Minerals 4.6%
BP PLC, ADR	United Kingdom	200,000	8,404,000
Canadian Oil Sands Trust	Canada	300,000	7,712,236
ChevronTexaco Corp.	United States	160,000	11,552,000
Petroleo Brasileiro SA, ADR	Brazil	100,000	1,976,000
Royal Dutch Petroleum Co., N.Y. shs.	Netherlands	120,000	5,594,400

			35,238,636

Finance 2.7%
Comerica Inc.	United States	11,600	539,400
Fleet Boston Financial Corp.	United States	300,000	8,913,000
iStar Financial Inc.	United States	118,500	4,325,250
JP Morgan Chase & Co.	United States	210,000	7,177,800

			20,955,450

Health Technology 2.6%
Bristol-Myers Squibb Co.	United States	350,000	9,502,500
Schering-Plough Corp.	United States	325,000	6,045,000
Wyeth	United States	100,000	4,555,000

			20,102,500

Non-Energy Minerals .9%
AngloGold Ltd., ADR	South Africa	171,300	5,464,470
[a]Hecla Mining Co.	United States	150,000	634,500
Olin Corp.	United States	50,000	855,000

			6,953,970

Process Industries 2.4%
Dow Chemical Co.	United States	175,000	5,418,000
E.I. du Pont de Nemours and Co.	United States	125,000	5,205,000
Eastman Chemical Co.	United States	130,600	4,136,102
Georgia-Pacific Corp.	United States	121,662	2,305,495
Lyondell Chemical Co.	United States	83,500	1,129,755
[a]SHC Inc.	United States	83,438	—

			18,194,352

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN INCOME SECURITIES FUND

Statement of Investments, June 30, 2003 (unaudited) (cont.)

	COUNTRY	SHARES/ WARRANTS	VALUE

Common Stocks and Warrants (cont.)
Real Estate .9%
Felcor Lodging Trust Inc.	United States	197,700	$1,551,945
First Industrial Realty Trust Inc.	United States	50,000	1,580,000
Liberty Property Trust	United States	50,000	1,730,000
ProLogis	United States	63,200	1,725,360

			6,587,305

Technology Services .2%
[a]Anacomp Inc., A	United States	74,300	1,237,095

Utilities 17.3%
Ameren Corp.	United States	160,000	7,056,000
American Electric Power Co. Inc.	United States	273,000	8,143,590
CenterPoint Energy Inc.	United States	200,000	1,630,000
Cinergy Corp.	United States	259,500	9,547,005
CMS Energy Corp.	United States	306,000	2,478,600
Dominion Resources Inc.	United States	100,000	6,427,000
DTE Energy Co.	United States	183,600	7,094,304
Duke Energy Corp.	United States	200,000	3,990,000
Energy East Corp.	United States	250,000	5,190,000
Exelon Corp.	United States	140,000	8,373,400
FirstEnergy Corp.	United States	300,000	11,535,015
FPL Group Inc.	United States	71,500	4,779,775
Hawaiian Electric Industries Inc.	United States	60,000	2,751,000
KeySpan Corp.	United States	105,000	3,722,250
NiSource Inc.	United States	200,000	3,800,000
ONEOK Inc.	United States	119,900	2,353,637
Pepco Holdings Inc.	United States	300,000	5,748,000
Pinnacle West Capital Corp.	United States	125,500	4,699,975
PPL Corp.	United States	52,200	2,244,600
Progress Energy Inc.	United States	150,000	6,585,000
Public Service Enterprise Group Inc.	United States	137,100	5,792,475
Sempra Energy	United States	139,100	3,968,523
Southern Co.	United States	170,000	5,297,200
TECO Energy Inc.	United States	125,000	1,498,750
Texas Genco Holdings	United States	8,760	203,670
TXU Corp.	United States	160,000	3,592,000
Xcel Energy Inc.	United States	260,000	3,910,400

			132,412,169

Total Common Stocks and Warrants (Cost $248,484,737)			273,251,681

Preferred Stocks .3%
Health Services .3%
Fresenius Medical Care Capital Trust 7.875%, pfd.	Germany	2,250,000	2,373,750

Process Industries
[b]Asia Pulp & Paper Co. Ltd., 12.00%, pfd.	Indonesia	10,073,000	125,912

Total Preferred Stocks (Cost $9,539,016)			2,499,662

Convertible Preferred Stocks 15.0%
Aerospace/Defense 1.7%
Goldman Sachs Group Inc. into LMT, Mandatory Notes, 8.00%, cvt. pfd.	United States	62,000	3,033,040
Lehman Brothers into Weatherford Int’l., 6.00%, cvt. pfd.	United States	180,000	7,380,000
Lehman Brothers Holdings Inc., into UTX, 6.00%, cvt. pfd.	United States	42,000	2,772,000

			13,185,040

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN INCOME SECURITIES FUND

Statement of Investments, June 30, 2003 (unaudited) (cont.)

	COUNTRY	SHARES/ WARRANTS	VALUE

Convertible Preferred Stocks (cont.)
Commercial Services .3%
Morgan Stanley into Coca Cola Co., 7.00%, cvt. pfd.	United States	50,000	$2,376,000

Communications 1.0%
Alltel Corp.-Equity Units, 7.75%, cvt. pfd.	United States	150,000	7,462,500
Microcell Telecommunications Inc., cvt. pfd.	Canada	9,307	79,628

			7,542,128

Consumer Durables 2.2%
Ford Motor Co. Capital Trust II, 6.50%, cvt. pfd.	United States	250,000	10,862,500
General Motors Corp., 6.25%, cvt. pfd.	United States	235,000	5,851,500

			16,714,000

Electronic Technology 1.5%
Citigroup Global Markets Holdings Inc. into Motorola, 8.00%, cvt. pfd.	United States	100,000	5,688,000
Goldman Sachs Group Inc. into IBM, 8.00%, Mandatory Notes, cvt. pfd.	United States	25,000	2,026,845
Motorola Inc., 7.00%, cvt. pfd.	United States	75,000	2,445,000
Solectron Corp., 7.25%, cvt. pfd.	United States	150,000	1,761,000

			11,920,845

Energy Minerals 1.7%
Chesapeake Energy Corp., 6.75%, cvt. pfd., 144A	United States	17,200	1,317,950
Kerr-McGee Corp. Into Devon Energy, 5.50%, cvt. pfd.	United States	50,000	2,375,000
Lomak Financing Trust, 5.75%, cvt. pfd.	United States	140,000	4,322,500
Nuevo Financing I, 5.75%, cvt. pfd., A	United States	102,500	3,933,437
Unocal Corp., 6.25%, cvt. pfd.	United States	20,000	1,002,500

			12,951,387

Industrial Services 1.3%
Allied Waste Industries Inc., cvt. pfd.	United States	130,500	7,660,350
Weatherford International Inc., 5.00%, cvt. pfd.	United States	40,900	2,066,064

			9,726,414

Non-Energy Minerals .1%
Freeport-McMoran Copper & Gold Inc., cum. variable pfd.	United States	17,100	587,385

Real Estate 3.0%
Citigroup Global Markets Into Reg, 2.00%, cvt. pfd.	United States	105,000	3,543,750
Archstone-Smith Trust, cvt. pfd.	United States	20,300	657,720
Glenborough Realty Trust Inc., 7.75%, cvt. pfd., A	United States	205,000	4,948,700
Host Marriott Corp., 6.75%, cvt. pfd.	United States	138,000	5,660,539
Innkeepers USA Trust, 8.625%, cvt. pfd., A	United States	100,000	2,525,000
Reckson Associates Realty Corp., 7.625%, cvt. pfd., A	United States	140,000	3,430,000
Vornado Realty Trust, 6.50%, cvt. pfd., A	United States	35,000	2,117,500

			22,883,209

Retail Trade .2%
Goldman Sachs Group Inc. into Target Corp., 8.00%, cvt. pfd.	United States	44,475	1,680,354
[a]Kmart Financing I, 7.75%, cvt. pfd.	United States	24,000	240

			1,680,594

Technology Services .1%
Electronic Data Systems Corp., 7.625%, cvt. pfd.	United States	35,000	771,750

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN INCOME SECURITIES FUND

Statement of Investments, June 30, 2003 (unaudited) (cont.)

	COUNTRY	SHARES/ WARRANTS	VALUE

Convertible Preferred Stocks (cont.)
Transportation .2%
Union Pacific Capital Trust, 6.25%, cvt. pfd.	United States	36,729	$1,857,081

Utilities 1.7%
Dominion Resources Inc., 9.50%, cvt. pfd.	United States	25,000	1,474,000
FPL Group Inc., 8.50%, cvt. pfd.	United States	62,300	3,714,949
Keyspan Corp., 8.75%, cvt. pfd.	United States	50,000	2,647,500
PPL Capital Fund Trust I, 7.75%, cvt. pfd., E	United States	69,300	1,455,300
Sempra Energy, 8.50%, cvt. pfd.	United States	120,000	3,283,236

			12,574,985

Total Convertible Preferred Stocks (Cost $114,674,415)			114,770,818

		PRINCIPAL AMOUNT
Bonds 28.9%
Commercial Services .3%
American Color Graphics, 144A, 10.00%, 6/15/10	United States	$1,200,000	1,200,000
[b]Ameriserve Food Distribution Inc., 10.125%, 7/15/07	United States	1,000,000	—
Johnsondiversey Inc., senior sub. note, 9.625%, 5/15/12	United States	600,000	673,500

			1,873,500

Communications 2.5%
[c]American Cellular Corp., senior sub. note, 9.50%, 10/15/09	United States	3,100,000	1,565,500
AT&T Wireless Group, senior note, 7.875%, 3/01/11	United States	6,000,000	7,098,714
Dobson Communications Corp., senior note, 10.875%, 7/01/10	United States	3,000,000	3,255,000
[b]Nextlink Communications Inc., senior note, 10.75%, 6/01/09	United States	4,000,000	25,000
Qwest Capital Funding, 5.875%, 8/03/04	United States	5,500,000	5,293,750
Time Warner Telecom Inc., senior note, 10.125%, 2/01/11	United States	2,900,000	2,813,000
US West Communications Inc., 6.875%, 9/15/33	United States	3,000,000	2,775,000
[b]Worldcom Inc., 8.00%, 5/15/06	United States	6,000,000	1,785,000

			24,610,964

Consumer Durables 1.2%
General Motors, 8.375%, 7/15/33	United States	9,100,000	8,957,221
[b]Spalding Inc., 144A, PIK, 9.50%, 5/01/08	United States	1,968,021	196,802

			9,154,023

Consumer Non-Durables .9%
[b]Compania Alimentos Fargo SA, senior note, 13.25%, 8/01/08	Argentina	1,900,000	218,500
CP Ships Ltd., 10.375%, 7/15/12	United States	3,750,000	4,204,688
Revlon Consumer Products Corp., senior sub. note, 8.625%, 2/01/08	United States	5,800,000	2,755,000

			7,178,188

Consumer Services 5.6%
[b,d]Adelphia Communications Corp., 7.875%, 5/01/09	United States	3,400,000	2,074,000
[b,d]Adelphia Communications Corp., senior note, 10.875%, 10/01/10	United States	1,900,000	1,187,500
[b]Cablevision SA, 13.75%, 5/01/09	Argentina	2,000,000	670,000
CanWest Media Inc., senior sub. note, 10.625%, 5/15/11	Canada	2,600,000	2,990,000
Charter Communications Holdings LLC, 8.625%, 4/01/09	United States	4,500,000	3,262,500
CKE Restaurants Inc., senior sub. note, 9.125%, 5/01/09	United States	300,000	289,500
Coast Hotel & Casino Inc., senior sub. note, 9.50%, 4/01/09	United States	2,600,000	2,795,000
CSC Holdings Inc., senior sub. deb., 9.875%, 4/01/23	United States	3,000,000	3,135,000
Echostar DBS Corp., senior note, 10.375%, 10/01/07	United States	3,700,000	4,116,250

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN INCOME SECURITIES FUND

Statement of Investments, June 30, 2003 (unaudited) (cont.)

	COUNTRY	PRINCIPAL AMOUNT	VALUE

Bonds (cont.)
Consumer Services (cont.)
Eldorado Resorts LLC, senior sub. note, 10.50%, 8/15/06	United States	$500,000	$512,500
[e]Lone Cypress Co., sub. note, 11.50%, 8/01/09	United States	1,860,234	1,960,221
MGM Mirage Inc., 8.375%, 2/01/11	United States	1,600,000	1,828,000
Six Flags Inc., senior note, 9.50%, 2/01/09	United States	2,800,000	2,772,000
Station Casinos Inc., senior sub. note, 9.875%, 7/01/10	United States	2,700,000	2,983,500
Tyco International Group, 6.375%, 10/15/11	Luxembourg	3,250,000	3,445,000
Universal City Development, senior note, 144A, 11.75%, 4/01/10	United States	3,000,000	3,307,500
Venetian Casino/LV Sands, 11.00%, 6/15/10	United States	2,100,000	2,378,250
Yell Finance BV, senior note, 10.75%, 8/01/11	United Kingdom	1,400,000	1,624,000
Young Broadcasting Inc., senior sub. note, 10.00%, 3/01/11	United States	1,427,000	1,551,863

			42,882,584

Electronic Technology 2.0%
Amkor Technologies Inc., senior note, 144A, 7.75%, 5/15/13	United States	4,500,000	4,297,500
Fairchild Semiconductor Corp., senior sub. note, 10.50%, 2/01/09	United States	3,100,000	3,503,000
Lucent Technologies, 6.45%, 3/15/29	United States	10,400,000	7,176,000

			14,976,500

Energy Minerals .8%
Chesapeake Energy Corp., senior note, 8.125%, 4/01/11	United States	3,800,000	4,113,500
Mission Resources Corp., senior sub. note, C, 10.875%, 4/01/07	United States	2,600,000	1,677,000

			5,790,500

Health Services .6%
[b]Healthsouth Corp., 7.625%, 6/01/12	United States	3,900,000	3,042,000
Iasis Healthcare Corp., senior sub. note, 13.00%, 10/15/09	United States	1,700,000	1,895,500

			4,937,500

Industrial Services 2.2%
Allied Waste North America Inc., senior sub. note, B, 10.00%, 8/01/09	United States	4,000,000	4,270,000
El Paso Corp., senior note, 6.75%, 5/15/09	United States	5,500,000	5,060,000
Great Lakes Dredge & Dock Corp., senior sub. note, 11.25%, 8/15/08	United States	1,400,000	1,491,000
H&E Equipment/Finance, 144A, 11.125%, 6/15/12	United States	2,250,000	1,991,250
Williams Cos Inc., senior note, 8.625%, 6/01/10	United States	3,600,000	3,780,000

			16,592,250

Non-Energy Minerals .2%
Century Aluminum Co., first mortgage, 11.75%, 4/15/08	United States	800,000	812,000
Louisiana Pacific Corp., senior sub. note, 10.875%, 11/15/08	United States	800,000	916,000

			1,728,000

Process Industries 4.3%
Buckeye Technologies Inc., senior sub. note, 8.50%, 12/15/05	United States	1,900,000	1,900,000
Consoltex Group Inc., PIK, 11.00%, 1/31/09	United States	11,183,925	1,118
Equistar Chemicals LP, senior note, 10.125%, 9/01/08	United States	4,700,000	4,864,500
Four M Corp., senior note, B, 12.00%, 6/01/06	United States	2,000,000	2,020,000
Georgia-Pacific Corp., 144A, 9.375%, 2/01/13	United States	4,700,000	5,205,250
Hercules Inc., senior note, 11.125%, 11/15/07	United States	1,200,000	1,404,000
Huntsman Advanced Materials LLC, 11.00%, 7/15/10, 144A	United States	2,200,000	2,299,000
Lyondell Chemicals Co., 144A, 10.50%, 6/01/13	United States	11,500,000	11,557,500
[b]RBX Corp., senior sub. note, B, 11.25%, 10/15/05	United States	10,000,000	50
Riverwood International, senior sub. note, 10.875%, 4/01/08	United States	3,200,000	3,296,000

			32,547,418

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN INCOME SECURITIES FUND

Statement of Investments, June 30, 2003 (unaudited) (cont.)

	COUNTRY	PRINCIPAL AMOUNT	VALUE

Bonds (cont.)
Producer Manufacturing 1.7%
Dana Corp., 7.00%, 3/01/29	United States	$3,300,000	$2,891,625
The Manitowoc Co. Inc., senior sub. note, 144A, 10.50%, 8/01/12	United States	2,300,000	2,564,500
NMHG Holding Co., 10.00%, 5/15/09	United States	900,000	994,500
Nortek Inc., senior sub. note, 9.875%, 6/15/11	United States	3,100,000	3,278,250
Outsourcing Services Group Inc., senior sub. note, 11.375%, 3/01/06	United States	2,000,000	1,210,000
Trench Electric & Trench Inc., senior sub. deb., 10.25%, 12/15/07	Canada	2,350,000	2,291,250

			13,230,125

Real Estate 1.7%
Felcor Lodging LP, 9.50%, 9/15/08	United States	1,800,000	1,867,500
HMH Properties Inc., senior secured note, B, 7.875%, 8/01/08	United States	2,650,000	2,709,625
HMH Properties Inc., senior note, C, 8.45%, 12/01/08	United States	2,500,000	2,593,750
Meristar Hospitality Corp., 9.125%, 1/15/11	United States	6,200,000	6,107,000

			13,277,875

Retail Trade .2%
RiteAid Corp., 7.70%, 2/15/27	United States	2,000,000	1,660,000

Transportation 1.0%
Laidlaw International Inc., 144A, senior note, 10.75%, 6/15/11	United States	7,000,000	7,385,000

Utilities 3.0%
AES Corp., senior note, 8.75%, 6/15/08	United States	2,000,000	1,990,000
Aquila Inc., 144A, 14.375%, 7/01/12	United States	6,000,000	6,420,000
Calpine Canada Energy Finance, senior note, 8.50%, 5/01/08	Canada	8,700,000	6,829,500
Calpine Corp., senior note, 8.50%, 2/15/11	United States	9,100,000	6,870,500
CMS Energy Corp., 9.875%, 10/15/07	United States	1,000,000	1,071,250

			23,181,250

Total Bonds (Cost $236,154,577)			221,005,677

Convertible Bonds 10.1%
Communications .7%
Nextel Communications Inc., cvt., 5.25%, 1/15/10	United States	6,000,000	5,670,000

Consumer Durables
[b]Exide Technologies, cvt., 144A, 2.90%, 12/15/05	United States	5,000,000	28,100

Consumer Services 1.0%
[b,d]Adelphia Communications Corp., cvt., 6.00%, 2/15/06	United States	3,600,000	648,000
Charter Communications Inc., cvt., 4.75%, 6/01/06	United States	7,700,000	5,120,500
Echostar Communications Corp., cvt., 4.875%, 1/01/07	United States	2,000,000	1,995,000

			7,763,500

Electronic Technology 4.8%
Advanced Micro Devices Inc., FRN, cvt., 4.75%, 2/01/22	United States	4,750,000	3,592,187
Amkor Technology Inc., cvt., 5.00%, 3/15/07	United States	4,500,000	3,785,625
Electronic Data Systems Corp., 144A, cvt., 3.875%, 7/15/23	United States	6,500,000	6,703,125
Lam Research Corp., cvt., 4.00%, 6/01/06	United States	4,500,000	4,393,125
Nortel Networks Corp., cvt., 4.25%, 9/01/08	United States	10,000,000	8,600,000
PMC-Sierra Inc., cvt., 3.75%, 8/15/06	United States	2,000,000	1,875,000
SCI Systems Inc., cvt., sub. note, 3.00%, 3/15/07	United States	5,100,000	4,500,750
Semtech Corp., cvt., 4.50%, 2/01/07	United States	2,000,000	2,062,500
Trans-Lux Corp., cvt., sub. note, 7.50%, 12/01/06	United States	1,809,000	1,508,254

			37,020,566

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN INCOME SECURITIES FUND

Statement of Investments, June 30, 2003 (unaudited) (cont.)

	COUNTRY	PRINCIPAL AMOUNT	VALUE

Bonds (cont.)
Health Technology .8%
Enzon Pharmaceuticals Inc., cvt., 4.50%, 7/01/08	United States	$5,500,000	$4,537,500
ICN Pharmaceuticals Inc. 6.50%, cvt., sub. note, 7/15/08	United States	1,150,000	1,144,250

			5,681,750

Non-Energy Minerals .1%
Trizec Hahn Corp., cvt., senior deb., 3.00%, 1/29/21	Canada	1,150,000	741,520

Producer Manufacturing .9%
Tyco International Group SA, 144A, cvt., 2.75%, 1/15/18	Luxembourg	6,000,000	6,495,000

Real Estate .6%
Meristar Hospitality, cvt., 9.50%, 4/01/10	United States	4,500,000	4,572,540

Utilities 1.2%
Calpine Corp., cvt., 4.00%, 12/26/06	United States	3,500,000	3,167,500
Sierra Pacific Resources Co., 144A, cvt., 7.25%, 2/14/1	United States	3,600,000	5,908,500

			9,076,000

Total Convertible Bonds (Cost $76,361,383)			77,048,976

U.S. Government Agency Securities 4.8%
FNMA, 6.50%, 5/01/31	United States	167,259	174,474
FNMA, 6.50%, 1/01/32	United States	1,772,242	1,848,696
FNMA, 6.50%, 2/01/32	United States	2,509,159	2,617,404
FNMA, 6.50%, 6/01/32	United States	5,927,992	6,183,754
FNMA, 6.50%, 7/01/32	United States	3,870,357	4,037,343
FNMA, 6.50%, 8/01/32	United States	6,507,531	6,788,297
FHLMC, 6.00%, 12/01/31	United States	327,717	339,897
FHLMC, 6.00%, 1/01/32	United States	2,085,577	2,163,087
FHLMC, 6.00%, 2/01/32	United States	652,145	676,382
FHLMC, 6.00%, 3/01/32	United States	2,875,491	2,982,346
GNMA, 6.00%, 1/15/29	United States	27,328	28,694
GNMA, 6.00%, 2/15/29	United States	143,587	150,764
GNMA, 6.00%, 3/15/29	United States	199,894	209,886
GNMA, 6.00%, 5/15/29	United States	23,114	24,269
GNMA, 6.00%, 12/15/31	United States	124,580	130,692
GNMA, 6.00%, 5/15/32	United States	57,015	59,812
GNMA, 6.00%, 9/15/32	United States	76,984	80,760
GNMA, 6.00%, 10/15/32	United States	3,199,627	3,356,571
GNMA, 6.00%, 11/15/32	United States	4,874,177	5,113,259

Total U.S. Government and Agency Securities (Cost $35,918,109)			36,966,387

Zero Coupon/Step-Up Bonds 1.8%
Communications
[b]Nextlink Communications Inc., senior disc. note, zero cpn. to 6/01/04, 12.50% thereafter, 6/01/09	United States	4,000,000	25,000

Consumer Services 1.4%
Charter Communications Holdings LLC, senior disc. note, zero cpn. to 1/15/06, 13.50% thereafter, 1/15/11	United States	3,000,000	1,575,000
Charter Communications Holdings LLC, senior disc. note, zero cpn. to 4/01/04, 9.92% thereafter, 4/01/11	United States	5,000,000	3,312,500
Quebecor Media Inc., senior disc. note, zero cpn. to 7/15/06, 13.75% thereafter, 7/15/11	Canada	3,500,000	2,922,500
Yell Finance BV, senior disc. note, zero cpn. to 8/01/06, 13.50% thereafter, 8/01/11	United Kingdom	3,300,000	2,838,000

			10,648,000

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN INCOME SECURITIES FUND

Statement of Investments, June 30, 2003 (unaudited) (cont.)

	COUNTRY	PRINCIPAL AMOUNT	VALUE

Zero Coupon/Step-Up Bonds (cont.)
Finance
APP Finance VI Mauritius Ltd., cvt., zero cpn., 11/18/12	Indonesia	$11,500,000	$172,500

Process Industries .4%
Huntsman ICI Chemicals, senior disc. note, zero cpn., 12/31/09	United States	8,000,000	3,160,000

Total Zero Coupon/Step-Up Bonds (Cost $22,059,093)			14,005,500

Total Investments before Repurchase Agreement (Cost $743,191,330)			739,548,701

[f]Repurchase Agreement (Cost $34,247,465) 4.5%
Joint Repurchase Agreement, 1.103%, 7/01/03, (Maturity Value $34,248,515)	United States	34,247,465	34,247,465
ABN AMRO Bank, N.V., New York Branch (Maturity Value $3,134,039)
Banc of America Securities LLC (Maturity Value $3,134,039)
Banc One Capital Markets Inc. (Maturity Value $1,392,887)
Barclays Capital Inc. (Maturity Value $3,134,039)
Bear, Stearns & Co. Inc. (Maturity Value $2,785,773)
BNP Paribas Securities Corp. (Maturity Value $3,134,039)
Deutsche Bank Securities Inc. (Maturity Value $2,089,502)
Dresdner Kleinwort Wasserstein Securities LLC (Maturity Value $3,134,039)
Goldman, Sachs & Co. (Maturity Value $3,134,039)
Lehman Brothers Inc. (Maturity Value $2,908,041)
Morgan Stanley & Co. Inc. (Maturity Value $3,134,039)
UBS Securities LLC (Maturity Value $3,134,039) Collateralized by U.S. Treasury Bills, Notes, and Bonds, and U.S. Government Agency Securities

Total Investments (Cost $777,438,795) 101.1%			773,796,166
Other Assets, less Liabilities (1.1)%			(8,348,453)

Net Assets 100.0%			$765,447,713

aNon-income producing

bSee Note 6 regarding defaulted securities.

cThe Fund discontinues accruing income on securities trading flat. See Note 6.

dSee Note 8 regarding other considerations.

eSee Note 7 regarding restricted securities.

fSee Note 1(c) regarding joint repurchase agreement.

See notes to financial statements.	FI-13

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN INCOME SECURITIES FUND

Financial Statements

Statement of Assets and Liabilities

June 30, 2003 (unaudited)

Assets:
Investments in securities:
Cost	$777,438,795

Value	773,796,166
Receivables:
Cash	770,696
Investment securities sold	10,017,055
Capital shares sold	3,667,249
Dividends and interest	7,467,786

Total assets	795,718,952

Liabilities:
Payables:
Investment securities purchased	29,279,021
Capital shares redeemed	578,533
Affiliates	382,994
Other liabilities	30,691

Total liabilities	30,271,239

Net assets, at value	$765,447,713

Net assets consist of:
Undistributed net investment income	$13,484,044
Net unrealized appreciation (depreciation)	(3,669,180)
Accumulated net realized gain (loss)	(17,248,578)
Capital shares	772,881,427

Net assets, at value	$765,447,713

Class 1:
Net assets, at value	$507,148,228

Shares outstanding	40,045,056

Net asset value per share	$12.66

Class 2:
Net assets, at value	$258,299,485

Shares outstanding	20,601,938

Net asset value and maximum offering price per share	$12.54

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN INCOME SECURITIES FUND

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2003 (unaudited)

Investment income:+
Dividends	$7,895,709
Interest	14,386,852

Total investment income	22,282,561

Expenses:
Management fees (Note 3)	1,500,785
Distribution fees - Class 2 (Note 3)	180,913
Transfer agent fees (Note 3)	2,702
Custodian fees	5,685
Reports to shareholders	56,271
Professional fees	9,800
Trustees’ fees and expenses	3,468
Other	13,668

Total expenses	1,773,292

Net investment income (loss)	20,509,269

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	2,013
Foreign currency transactions	30,069

Net realized gain (loss)	32,082
Net unrealized appreciation (depreciation) on:
Investments	76,358,865
Translation of assets and liabilities denominated in foreign currencies	(46,111)

Net unrealized appreciation (depreciation)	76,312,754

Net realized and unrealized gain (loss)	76,344,836

Net increase (decrease) in net assets resulting from operations	$96,854,105

+	Net of foreign taxes and fees of $77,757 for the Franklin Income Securities Fund.

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN INCOME SECURITIES FUND

Financial Statements (continued)

Statements of Changes in Net Assets

for the six months ended June 30, 2003 (unaudited)

and the year ended December 31, 2002

	Six Months Ended June 30, 2003	Year Ended December 31, 2002
Increase (decrease) in net assets:
Operations:
Net investment income	$20,509,269	$36,971,600
Net realized gain (loss) from investments and foreign currency transactions	32,082	(16,162,743)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	76,312,754	(22,040,928)

Net increase (decrease) in net assets resulting from operations	96,854,105	(1,232,071)
Distributions to shareholders from:
Net investment income:
Class 1	(25,944,365)	(46,080,044)
Class 2	(12,475,273)	(1,712,911)
Net realized gains:
Class 1	—	(9,646,747)
Class 2	—	(361,202)

Total distributions to shareholders	(38,419,638)	(57,800,904)
Capital share transactions: (Note 2)
Class 1	34,739,748	(41,449,431)
Class 2	175,107,325	61,535,455

Total capital share transactions	209,847,073	20,086,024
Net increase (decrease) in net assets	268,281,540	(38,946,951)
Net assets
Beginning of period	497,166,173	536,113,124

End of period	$765,447,713	$497,166,173

Undistributed net investment income included in net assets:
End of period	$13,484,044	$31,394,413

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN INCOME SECURITIES FUND

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of twenty-two series (the Funds). The Franklin Income Securities Fund (the Fund) included in this report is diversified. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. As of June 30, 2003, over 66.3% of the total Fund shares were sold through one insurance company. The Fund’s investment objective is growth and income.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the last reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Restricted securities and securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Joint Repurchase Agreement

The Fund may enter into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account to be used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the Fund based on its pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund’s custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Fund, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At June 30, 2003, all repurchase agreements had been entered into on that date.

d. Securities Purchased on a When-Issued or Delayed Delivery Basis

The Fund may purchase securities on a when-issued or delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN INCOME SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (cont.)

e. Securities Purchased on a TBA basis

The Fund may purchase securities on a to be announced (TBA) basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the fund will generally purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

f. Mortgage Dollar Rolls

The Fund enters into mortgage dollar rolls, typically on a TBA basis. Dollar rolls are agreements between the Fund and a financial institution to simultaneously sell and repurchase a mortgage-backed security at a future date. Gains or losses are realized at the time of the sale and the difference between the repurchase price and sale price is recorded as an unrealized gain to the Fund. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill their obligations.

g. Income Taxes

No provision has been made for income taxes because the Fund’s policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

h. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

Distributions received by the Fund from securities may be a return of capital (ROC). Such distributions reduce the cost basis of the securities, and any distributions in excess of the cost basis are recognized as capital gains.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

i. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

j. Guarantees and Indemnifications

Under the Fund’s organizational documents its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. Additionally, in the normal course of business the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements in unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN INCOME SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

2. SHARES OF BENEFICIAL INTEREST

The Fund offers two classes of shares: Class 1 and Class 2. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At June 30, 2003, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2003		Year Ended December 31, 2002

Class 1 Shares:	Shares	Amount	Shares	Amount

Shares sold	4,214,798	$49,522,042	508,864	$6,691,697
Shares issued in reinvestment of distributions	2,030,075	25,944,366	4,663,330	55,726,791
Shares redeemed	(3,401,086)	(40,726,660)	(8,642,050)	(103,867,919)

Net Increase (decrease)	2,843,787	$34,739,748	(3,469,856)	$(41,449,431)

Class 2 Shares:
Shares sold	13,743,097	$166,067,522	5,631,345	$63,504,458
Shares issued in reinvestment of distributions	985,409	12,475,273	174,883	2,074,113
Shares redeemed	(288,860)	(3,435,470)	(347,804)	(4,043,116)

Net Increase (decrease)	14,439,646	$175,107,325	5,458,424	$61,535,455

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of the following entities:

Entity	Affiliation

Franklin Advisers Inc. (Advisers)	Investment manager
Franklin Templeton Services LLC (FT Services)	Administrative manager
Franklin/Templeton Distributors Inc. (Distributors)	Principal underwriter
Franklin/Templeton Investor Services LLC (Investor Services)	Transfer agent

The Fund pays an investment management fee to Advisers based on the average net assets of the Fund as follows:

Annualized Fee Rate	Daily Net Assets

.625%	First $100 million
.50%	Over $100 million, up to and including $250 million
.45%	Over $250 million, up to and including $10 billion

Fees are further reduced on net assets over $10 billion.

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the average daily net assets, and is not an additional expense of the Fund.

The Fund reimburses Distributors up to .25% per year of its average daily net assets of Class 2, for costs incurred in marketing the Fund’s shares.

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN INCOME SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

4. INCOME TAXES

At December 31, 2002, the Fund had tax basis capital losses of $9,035,077 which may be carried over to offset future capital gains. Such losses expire in 2010.

At December 31, 2002, the Fund had deferred capital and currency losses occurring subsequent to October 31, 2002 of $7,629,913 and $439 respectively. For tax purposes, such losses will be reflected in the year ending December 31, 2003.

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of defaulted securities, foreign currency transactions, mortgage dollar rolls, paydown losses, and bond discounts and premiums.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, mortgage dollar rolls, paydown losses, and bond discounts and premiums.

At June 30, 2003, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes of $779,649,118 was as follows:

Unrealized appreciation	$96,570,713
Unrealized depreciation	(102,423,665)

Net unrealized appreciation (depreciation)	$(5,852,952)

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term securities) for the period ended June 30, 2003, aggregated $300,572,855 and $111,201,019, respectively.

6. CREDIT RISK AND DEFAULTED SECURITIES

The Fund has 35.1% of its portfolio invested in below investment grade and comparable quality unrated high yield securities, which tend to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

The Fund held defaulted and/or other securities for which the income has been deemed uncollectible. The Fund discontinues accruing income on these securities and provides an estimate for losses on interest receivable. At June 30, 2003, the value of these securities was $11,591,364 representing 1.5% of the Fund’s net assets. For information as to specific securities, see the accompanying Statement of Investments.

7. RESTRICTED SECURITIES

At June 30, 2003, investments in securities included issues that are restricted or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. At June 30, 2003, the Fund held investments in restricted and illiquid securities that were valued under approved methods by the Trustees, as follows:

Shares	Issuers	Acquisition Date	Cost	Value

1,860,234	Lone Cypress Co., sub. note, 11.50%, 8/01/09	12/02/99 – 9/30/00	$1,860,234	$1,960,221

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN INCOME SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

8. OTHER CONSIDERATIONS

Advisers, as the Fund’s Manager, may serve as a member of various bondholders’ steering committees, on credit committees, or may represent bondholder interest in certain corporate restructuring negotiations. Currently, Advisors serve in one or more of these capacities for Adelphia Communications. As a result of this involvement, Advisers may be in possession of certain material non-public information. If the Fund’s Manager, while in possession on such information, seeks to sell any of its holdings in these securities it will comply with all applicable federal securities laws.

FRANKLIN LARGE CAP GROWTH SECURITIES FUND

Fund Goal and Primary Investments: Franklin Large Cap Growth Securities Fund seeks capital appreciation. The Fund invests primarily in investments of U.S. large-cap companies with market capitalization values within those of the top 50% of companies in the Russell 1000® Index at the time of purchase.1 The Fund expects to hold significant positions in the technology sector (including health technology, electronic technology and technology services), and in communications and financial services companies.

During the six months ended June 30, 2003, the U.S. economy offered mixed signals on its overall condition. On the positive side, overall industrial production and business capital spending appeared to stabilize. The recently weak U.S. dollar versus other various major currencies helped by making domestic manufacturers’ goods more competitively priced and providing gains on U.S. companies’ earnings generated abroad. This, in turn, supported corporate earnings and improving business confidence and companies’ willingness to spend on their infrastructures. In addition, U.S. companies took measures to improve their balance sheets in recent quarters, refinancing debt at lower interest rates, as well as cutting costs and paying down debt. The U.S. government continued to provide stimulative policies — both monetary and fiscal — including an interest rate reduction and federal tax cuts.

Signs of economic weakness included capacity utilization rates, which remained stubbornly low in the mid-70% range and far below recent historical averages. U.S. unemployment hovered around 6.1% and hit a nine-year high in June at 6.4%, as companies were driving earnings growth in part by cost-cutting through eliminating jobs. Consumers, who supported the U.S. economy for the past couple years, began to show signs of strain. Specifically, U.S. households accumulated high debt levels relative to their income. Recent figures showed that home mortgage defaults also increased. Meanwhile, the broader European economy provided mixed results, failing to provide an export-driven pickup in the U.S. economy.

1. The Russell 1000 Index is market capitalization-weighted and measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represent approximately 92% of the total market capitalization of the Russell 3000 Index, as of 6/30/03.

Despite economic uncertainty, domestic stock markets rebounded significantly, with the Standard & Poor’s 500 Composite Index (S&P 500) up 11.75% and Nasdaq Composite Index up 21.90% for the six months ended June 30, 2003.2 The S&P 500 recorded double-digit, year-over-year earnings growth in 2003’s first quarter. We believe it is important to consider that these earnings gains were produced in large part by the weak U.S. dollar and continued corporate cost cutting, which may not be sustainable.

For the six months ended June 30, 2003, the Fund’s Class 2 shares posted a +12.39% cumulative total return.3 The Fund’s performance benefited from an overweighted position, relative to the S&P 500, in the retail sector. For example, Fund holdings Best Buy, Home Depot, Tiffany and Dollar Tree Stores rose in value during the period under review. Other positions benefiting Fund performance included health technology holdings Allergan and Amgen. As many investors’ interest in cyclical sectors gradually grew during the reporting period, a number of defensive industries, including consumer staples, underperformed the broader market, and the Fund benefited from its underweighted position in the consumer non-durables sector. Last, the Fund’s relatively large holdings in McDonald’s and Cendant, which increased in value during the period, also aided performance.

Several communications holdings negatively impacted Fund performance during first quarter 2003, including SBC, BellSouth, Verizon and Sprint, each of which underperformed the S&P 500 during that three-month period. The shares rebounded somewhat during the second quarter, and we sought to take advantage of the relative strength to reduce our weightings, resulting in a sector weighting close to that of the S&P 500 at period-end. Some of our technology services positions

2. Source: Standard & Poor’s Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock’s weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The Nasdaq Composite Index measures all domestic and international common stocks listed on the Nasdaq Stock Market. The index is market value-weighted and includes over 4,000 companies. The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio.

3. Ongoing market volatility can significantly affect short-term performance; recent returns may differ. Performance reflects the Fund’s Class 2 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Top 10 Holdings

Franklin Large Cap Growth

Securities Fund

6/30/03

Company Sector/Industry	% of Total Net Assets

Pfizer Inc.	4.3%
Health Technology

Microsoft Corp.	3.8%
Technology Services

Altria Group Inc.	2.6%
Consumer Non-Durables

General Electric Co.	2.4%
Producer Manufacturing

AmerisourceBergen Corp.	2.0%
Distribution Services

Citigroup Inc.	2.0%
Finance

Amgen Inc.	1.9%
Health Technology

American International Group Inc.	1.8%
Finance

Bank of New York Co. Inc.	1.7%
Finance

MBIA Inc.	1.6%
Finance

The dollar value, number shares or principal amount, and complete legal titles of all portfolio holdings are listed in the Fund’s Statement of Investments.

also hindered performance, with Automatic Data Processing and Concord EFS declining in value. Holdings in health services companies HCA and Tenet Healthcare also fell.

This discussion reflects our analysis, opinions and portfolio holdings as of June 30, 2003, the end of the reporting period. Our strategies and the Fund’s portfolio composition will change depending on market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the advisor makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN LARGE CAP GROWTH SECURITIES FUND

Financial Highlights

	Class 1
	Six Months Ended June 30, 2003 (unaudited)		Year Ended December 31,
			2002	2001	2000	1999	1998

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$ 11.10		$ 14.52	$ 21.03	$ 21.07	$ 16.08	$ 13.42

Income from investment operations:
Net investment income[a]	.05		.09	.10	.09	.11	.10
Net realized and unrealized gains (losses)	1.33		(3.41)	(2.13)	1.14	4.96	2.62

Total from investment operations	1.38		(3.32)	(2.03)	1.23	5.07	2.72

Less distributions from:
Net investment income	(.09)		(.10)	(.11)	(.11)	(.08)	(.06)
Net realized gains	—		—	(4.37)	(1.16)	—	—

Total distributions	(.09)		(.10)	(4.48)	(1.27)	(.08)	(.06)

Net asset value, end of period	$ 12.39		$ 11.10	$ 14.52	$ 21.03	$ 21.07	$ 16.08

Total return[b]	12.44%		(22.94)%	(11.26)%	5.75%	31.65%	20.29%
Ratios/supplemental data
Net assets, end of period (000’s)	$180,085		$175,917	$300,135	$431,384	$407,515	$220,952
Ratios to average net assets:
Expenses	.81%	[c]	.80%	.78%	.78%	.77%	.77%
Net investment income	.84%	[c]	.73%	.56%	.43%	.63%	1.00%
Portfolio turnover rate	19.20%		59.65%	75.67%	70.16%	41.78%	12.17%

[a]Based on average shares outstanding effective year ended December 31, 1999.
[b]Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
[c]Annualized

.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN LARGE CAP GROWTH SECURITIES FUND

Financial Highlights (continued)

	Class 2
	Six Months Ended June 30, 2003 (unaudited)		Year Ended December 31,
			2002	2001	2000	1999[c]

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$ 11.00		$ 14.43	$20.93	$21.01	$16.47

Income from investment operations:
Net investment income[a]	.03		.07	.05	.03	.04
Net realized and unrealized gains (losses)	1.33		(3.40)	(2.12)	1.13	4.58

Total from investment operations	1.36		(3.33)	(2.07)	1.16	4.62

Less distributions from:
Net investment income	(.08)		(.10)	(.06)	(.08)	(.08)
Net realized gains	—		—	(4.37)	(1.16)	—

Total distributions	(.08)		(.10)	(4.43)	(1.24)	(.08)

Net asset value, end of period	$ 12.28		$ 11.00	$ 14.43	$ 20.93	$21.01

Total return[b]	12.39%		(23.19)%	(11.43)%	5.46%	28.11%
Ratios/supplemental data
Net assets, end of period (000’s)	$63,651		$30,289	$5,290	$1,081	$ 542
Ratios to average net assets:
Expenses	1.06%	[d]	1.05%	1.03%	1.03%	1.02%	[d]
Net investment income	.59%	[d]	.48%	.30%	.17%	.22%	[d]
Portfolio turnover rate	19.20%		59.65%	75.67%	70.16%	41.78%

[a]Based on average shares outstanding.
[b]Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
[c]For the period January 6, 1999 (effective date) to December 31, 1999.
[d]Annualized

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN LARGE CAP GROWTH SECURITIES FUND

Statement of Investments, June 30, 2003 (unaudited)

	SHARES	VALUE

Common Stocks 94.7%
Commercial Services .9%
Omnicom Group Inc.	10,000	$717,000
[a]Robert Half International Inc.	75,600	1,431,864

		2,148,864

Communications 4.1%
BellSouth Corp.	80,900	2,154,367
SBC Communications Inc.	136,100	3,477,355
Sprint Corp. (FON Group)	165,000	2,376,000
Verizon Communications Inc.	49,000	1,933,050

		9,940,772

Consumer Durables .3%
Maytag Corp.	35,600	869,352

Consumer Non-Durables 8.2%
Altria Group Inc.	141,700	6,438,848
Coca-Cola Co.	39,000	1,809,990
Adolph Coors Co., B	31,300	1,533,074
Kimberly-Clark Corp.	41,000	2,137,740
Loews Corp. - Carolina Group	78,200	2,111,400
PepsiCo Inc.	32,000	1,424,000
Procter & Gamble Co.	24,000	2,140,320
Sara Lee Corp.	124,000	2,332,440

		19,927,812

Consumer Services 4.8%
[a]Cendant Corp.	100,000	1,832,000
[a]Clear Channel Communications Inc.	25,700	1,089,423
[a]Comcast Corp.	43,996	1,327,799
[a]Cox Communications Inc., A	27,000	861,300
Darden Restaurants Inc.	60,000	1,138,800
McDonald’s Corp.	164,000	3,617,840
[a]Univision Communications Inc., A	29,683	902,363
The Walt Disney Co.	42,000	829,500

		11,599,025

Distribution Services 2.8%
AmerisourceBergen Corp.	69,500	4,819,825
McKesson Corp.	60,000	2,144,400

		6,964,225

Electronic Technology 9.0%
[a]Agilent Technologies Inc.	52,000	1,016,600
[a]Applied Materials Inc.	165,000	2,616,900
Boeing Co.	51,000	1,750,320
[a]Cisco Systems Inc.	110,000	1,835,900
Goodrich Corp.	20,000	420,000
Intel Corp.	120,000	2,494,080
[a]KLA-Tencor Corp.	12,000	557,880
Linear Technology Corp.	65,000	2,093,650
Lockheed Martin Corp.	19,200	913,344
Motorola Inc.	293,400	2,766,762
Nokia Corp., ADR (Finland)	83,800	1,376,834

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN LARGE CAP GROWTH SECURITIES FUND

Statement of Investments, June 30, 2003 (unaudited) (cont.)

	SHARES	VALUE

Common Stocks (cont.)
Electronic Technology (cont.)
[a]Novellus Systems Inc.	22,000	$805,662
Qualcomm Inc.	34,000	1,215,500
[a]Xilinx Inc.	84,000	2,126,040

		21,989,472

Energy Minerals 3.2%
Anadarko Petroleum Corp.	55,000	2,445,850
ConocoPhillips	10,000	548,000
Exxon Mobil Corp.	63,500	2,280,285
Peabody Energy Corp.	20,000	671,800
Royal Dutch Petroleum Co., N.Y. shs. (Netherlands)	40,000	1,864,800

		7,810,735

Finance 17.3%
American International Group Inc.	79,200	4,370,256
Bank of New York Co. Inc.	140,000	4,025,000
Bank One Corp.	42,000	1,561,560
CIT Group Inc.	95,300	2,349,145
Citigroup Inc.	112,000	4,793,600
Fannie Mae	38,000	2,562,720
Fifth Third Bancorp	64,100	3,675,494
Freddie Mac	69,700	3,538,669
Goldman Sachs Group Inc.	30,000	2,512,500
Marsh & McLennan Cos. Inc.	20,000	1,021,400
MBIA Inc.	78,000	3,802,500
The PMI Group Inc.	40,000	1,073,600
Washington Mutual Inc.	76,000	3,138,800
Wells Fargo & Co.	75,000	3,780,000

		42,205,244

Health Services 1.8%
HCA Inc.	69,900	2,239,596
[a]Tenet Healthcare Corp.	131,000	1,526,150
[a]Universal Health Services Inc., B	15,000	594,300

		4,360,046

Health Technology 15.0%
Abbott Laboratories.	63,000	2,756,880
Allergan Inc.	10,000	771,000
[a]Amgen Inc.	71,000	4,717,240
Bristol-Myers Squibb Co.	94,000	2,552,100
Eli Lilly & Co.	4,000	275,880
Guidant Corp.	15,000	665,850
Johnson & Johnson	61,700	3,189,890
[a]King Pharmaceuticals Inc.	161,000	2,376,360
Medtronic Inc.	30,000	1,439,100
Merck & Co. Inc.	40,000	2,422,000
Pfizer Inc.	310,000	10,586,500
[a]Shire Pharmaceuticals Group PLC, ADR (United Kingdom)	109,600	2,159,120
Wyeth	57,000	2,596,350

		36,508,270

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN LARGE CAP GROWTH SECURITIES FUND

Statement of Investments, June 30, 2003 (unaudited) (cont.)

	SHARES	VALUE

Common Stocks (cont.)
Industrial Services 1.0%
Schlumberger Ltd.	50,000	$2,378,500

Process Industries .3%
Georgia-Pacific Corp.	39,600	750,420

Producer Manufacturing 4.4%
Emerson Electric Co.	13,000	664,300
General Electric Co.	200,000	5,736,000
[a]Mettler-Toledo International Inc. (Switzerland)	38,200	1,400,030
United Technologies Corp.	42,200	2,989,026

		10,789,356

Retail Trade 7.8%
[a]AutoZone Inc.	27,800	2,111,966
[a]Cost Plus Inc.	29,000	1,034,140
[a]Dollar Tree Stores Inc.	80,500	2,554,265
[a]Kohl’s Corp.	41,000	2,106,580
Nordstrom Inc.	80,100	1,563,552
[a]Rent-A-Center Inc.	32,300	2,448,663
Target Corp.	39,300	1,487,112
[a]Tuesday Morning Corp.	91,700	2,411,710
Wal-Mart Stores Inc.	46,600	2,501,022
Walgreen Co.	27,800	836,780

		19,055,790

Technology Services 10.2%
[a]Affiliated Computer Services Inc., A	33,900	1,550,247
Automatic Data Processing Inc.	100,000	3,386,000
[a]Check Point Software Technologies Ltd. (Israel)	47,000	918,850
[a]Computer Sciences Corp.	35,000	1,334,200
[a]Concord EFS Inc.	113,000	1,663,360
Electronic Data Systems Corp.	29,104	624,281
First Data Corp.	18,000	745,920
International Business Machines Corp.	46,000	3,795,000
Microsoft Corp.	362,000	9,270,820
[a]Oracle Corp.	70,000	841,400
Paychex Inc.	25,800	756,198

		24,886,276

Transportation 1.3%
Expeditors International of Washington Inc.	90,000	3,117,600

Utilities 2.3%
American Electric Power Co. Inc.	42,300	1,261,810
DTE Energy Co.	63,000	2,434,320
Exelon Corp.	25,500	1,525,155
TXU Corp.	16,000	359,200

		5,580,485

Total Common Stocks (Cost $211,619,466)		230,882,244

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN LARGE CAP GROWTH SECURITIES FUND

Statement of Investments, June 30, 2003 (unaudited) (cont.)

	PRINCIPAL AMOUNT	VALUE

[b]Repurchase Agreement (Cost $13,862,162) 5.7%
Joint Repurchase Agreement, 1.103%, 7/01/03, (Maturity Value $13,862,587)	$13,862,162	$13,862,162

ABN AMRO Bank, N.V., New York Branch (Maturity Value $1,268,565)

Banc of America Securities LLC (Maturity Value $1,268,565)

Banc One Capital Markets Inc. (Maturity Value $563,793)

Barclays Capital Inc. (Maturity Value $1,268,565)

Bear, Stearns & Co. Inc. (Maturity Value $1,127,444)

BNP Paribas Securities Corp. (Maturity Value $1,268,565)

Deutsche Bank Securities Inc. (Maturity Value $845,757)

Dresdner Kleinwort Wasserstein Securities LLC (Maturity Value $1,268,565)

Goldman, Sachs & Co. (Maturity Value $1,268,565)

Lehman Brothers Inc. (Maturity Value $1,177,073)

Morgan Stanley & Co. Inc. (Maturity Value $1,268,565)

UBS Securities LLC (Maturity Value $1,268,565)
Collateralized by U.S. Treasury Bills, Notes, and Bonds, and U.S. Government Agency Securities

Total Investments (Cost $225,481,628) 100.4%		244,744,406
Other Assets, less Liabilities (.4)%		(1,008,912)

Net Assets 100.0%		$243,735,494

aNon-income producing

bSee Note 1(c) regarding joint repurchase agreement.

See notes to financial statements.	FL-9

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN LARGE CAP GROWTH SECURITIES FUND

Financial Statements

Statement of Assets and Liabilities

June 30,2003 (unaudited)

Assets:
Investments in securities:
Cost	$225,481,628

Value	244,744,406
Receivables:
Capital shares sold	542,764
Dividends and interest	275,612

Total assets	245,562,782

Liabilities:
Payables:
Investment securities purchased	1,391,023
Capital shares redeemed	233,610
Affiliates	173,738
Other liabilities	28,917

Total liabilities	1,827,288

Net assets, at value	$243,735,494

Net assets consist of:
Undistributed net investment income	$838,668
Net unrealized appreciation (depreciation)	19,262,778
Accumulated net realized gain (loss)	(56,510,157)
Capital shares	280,144,205

Net assets, at value	$243,735,494

Class 1:
Net assets, at value	$180,084,514

Shares outstanding	14,537,191

Net asset value and offering price per share	$12.39

Class 2:
Net assets, at value	$63,650,980

Shares outstanding	5,185,297

Net asset value and offering price per share	$12.28

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN LARGE CAP GROWTH SECURITIES FUND

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2003 (unaudited)

Investment income:
Dividends	$1,632,328
Interest	118,075

Total investment income	1,750,403

Expenses:
Management fees (Note 3)	795,813
Distribution fees - Class 2 (Note 3)	53,882
Transfer agent fees	1,380
Custodian fees	1,168
Reports to shareholders	47,114
Professional fees	7,444
Trustees’ fees and expenses	2,068
Other	2,459

Total expenses	911,328

Net investment income	839,075

Realized and unrealized gains (losses):
Net realized gain (loss) from investments	(3,768,689)
Net unrealized appreciation (depreciation) on investments	28,885,336

Net realized and unrealized gain (loss)	25,116,647

Net increase (decrease) in net assets resulting from operations	$25,955,722

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN LARGE CAP GROWTH SECURITIES FUND

Financial Statements (continued)

Statements of Changes in Net Assets

for the six months ended June 30, 2003 (unaudited)

and the year ended December 31, 2002

	Six Months Ended June 30, 2003	Year Ended December 31, 2002
Increase (decrease) in net assets:
Operations:
Net investment income	$839,075	$1,758,425
Net realized gain (loss) from investments	(3,768,689)	(30,320,684)
Net unrealized appreciation (depreciation) on investments	28,885,336	(38,629,313)

Net increase (decrease) in net assets resulting from operations	25,955,722	(67,191,572)
Distributions to shareholders from:
Net investment income:
Class 1	(1,331,195)	(1,919,600)
Class 2	(427,106)	(96,711)

Total distributions to shareholders	(1,758,301)	(2,016,311)
Capital share transactions: (Note 2)
Class 1	(14,454,120)	(58,273,965)
Class 2	27,786,514	28,262,526

Total capital share transactions	13,332,394	(30,011,439)
Net increase (decrease) in net assets	37,529,815	(99,219,322)
Net assets
Beginning of period	206,205,679	305,425,001

End of period	$243,735,494	$206,205,679

Undistributed net investment income included in net assets:
End of period	$838,668	$1,757,894

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN LARGE CAP GROWTH SECURITIES FUND

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of twenty-two series (the Funds). Franklin Large Cap Growth Securities Fund (the Fund) included in this report is diversified. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. As of June 30, 2003, over 85% of the total Fund shares were sold through one insurance company. The Fund’s investment objective is capital growth.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Restricted securities and securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Repurchase Agreements

The Fund may enter into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account to be used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the Fund based on its pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund’s custodian. The market value, including accrued interest, of the initial collateralization is required to be a least 102% of the dollar amount invested by the Funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At June 30, 2003, all repurchase agreements had been entered into on that date.

d. Income Taxes

No provision has been made for income taxes because the Fund’s policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN LARGE CAP GROWTH SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (cont.)

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets. Other expenses are charged to each Fund on a specific identification basis.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

f. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

The Fund offers two classes of shares: Class 1 and Class 2. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class, and its exchange privilege.

At June 30, 2003, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2003		Year ended December 31, 2002

Class 1 Shares:	Shares	Amount	Shares	Amount

Shares sold	261,184	$3,103,174	1,297,340	$17,726,425
Shares issued on reinvestment of distributions	105,567	1,331,195	149,735	1,919,600
Shares redeemed	(1,684,361)	(18,888,489)	(6,261,147)	(77,919,990)

Net increase (decrease)	(1,317,610)	$(14,454,120)	(4,814,072)	$(58,273,965)

Class 2 Shares:
Shares sold	2,681,600	$30,527,492	3,035,459	$36,852,947
Shares issued on reinvestment of distributions	34,169	427,106	7,597	96,711
Shares redeemed	(283,482)	(3,168,084)	(656,684)	(8,687,132)

Net increase (decrease)	2,432,287	$27,786,514	2,386,372	$28,292,526

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN LARGE CAP GROWTH SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of the following entities:

Entity	Affiliation

Franklin Templeton Services LLC (FT Services)	Administrative manager
Franklin Advisers Inc. (Advisers)	Investment manager
Franklin/Templeton Distributors Inc. (Distributors)	Principal underwriter
Franklin/Templeton Investor Services LLC (Investor Services)	Transfer agent

The Fund pays an investment management fee to Advisers based on the average net assets of the Fund as follows:

Annualized Fee Rate	Daily Net Assets

.75%	First $500 million
.625%	Over $500 million, up to and including $1 billion
.50%	Over $1 billion

Under an agreement with Advisers FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the average daily net assets, and is not an additional expense of the Fund.

The Fund reimburses Distributors up to .25% per year of its average daily net assets of Class 2, for costs incurred in marketing the Fund’s shares.

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund.

4. INCOME TAX

At December 31, 2002, the Fund had tax basis capital losses, which may be carried over to offset future capital gains. Such losses expire as follows:

Capital loss carryovers expiring in:
2009	$8,952,191
2010	39,271,476

$48,223,667

At December 31, 2002, the Fund had deferred capital losses occurring subsequent to October 31, 2002, of $2,638,079. For tax purposes, such losses will be reflected in the year ending December 31, 2003.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatment of wash sales.

At June 30, 2003, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes of $227,444,264 was as follows:

Unrealized appreciation	$30,546,249
Unrealized depreciation	(13,246,107)

Net unrealized appreciation (depreciation)	$17,300,142

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term securities) for the period ended June 30, 2003, aggregated $49,588,013 and $38,098,361 respectively.

FRANKLIN MONEY MARKET FUND

Fund Goals and Primary Investments: Franklin Money Market Fund seeks high current income, consistent with liquidity and capital preservation. The Fund also seeks to maintain a stable share price of $1.00.1 The Fund invests in U.S. dollar-denominated money market debt instruments.

We are pleased to bring you Franklin Money Market Fund’s semiannual report for the period ended June 30, 2003.

In the first six months of 2003, the U.S. economy continued to experience sluggish growth, declining inflation and increasing unemployment. Heightened geopolitical tensions in the Middle East and war in Iraq seemed to have a significant impact on fuel commodity prices and stock market activity, adding to the overall economic volatility. U.S. gross domestic product growth for the first quarter of 2003 was 1.4% annualized, the same level as the prior quarter. Inflation continued to be muted as energy prices came down in 2003’s second quarter and pricing power reportedly remained elusive, while unemployment crept higher toward period-end.

Despite recent events, we feel consumer spending remained reasonably healthy while moderating somewhat. As further incentive to consumer spending, the federal government recently passed more tax cuts geared toward income and investment.

The Federal Reserve Board (the Fed) expressed the opinion that the small threat of deflation outweighed the risk of rising prices, and lowered the federal funds target rate by a quarter-percentage point to a 45-year low of 1.00% in its June meeting. This was the Fed’s only rate cut during the reporting period, the first since November 2002, and it may allow some consumers to further lower their debt service costs.

This tied in nicely with one of the brightest spots in the economy, the housing market. Existing home sales remained near record levels, new home sales set new records, and low mortgage rates encouraged this trend while simultaneously setting off a record wave of mortgage refinancing activity among existing homeowners. The strong housing market continued to play an important role in maintaining consumption growth at period-end.

1. An investment in the Fund is not insured or guaranteed by the U.S. government or any other entity or institution. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Reflecting the declining interest rate environment, the Fund’s Class 2 seven-day effective yield also fell to 0.28% on June 30, 2003, while its seven-day annualized yield fell to 0.27%.2 We continued to invest Fund assets mainly in high-quality money market securities. For example, on June 30, 2003, over 95% of the portfolio was invested in securities with an AA or higher long-term credit rating by independent credit rating agencies Standard & Poor’s and Moody’s Investors Service, with the balance rated A.3

2. Performance reflects the Fund’s Class 2 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

3. These do not indicate ratings of the Fund.

This discussion reflects our analysis, opinions and portfolio holdings as of June 30, 2003, the end of the reporting period. Our strategies and the Fund’s portfolio composition will change depending on market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the advisor makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Top 10 Holdings

Franklin Money Market Fund

6/30/03

Security Name	% of Total Net Assets

Federal Home Loan Mortgage Corp.	15.9%

ABN AMRO Inc.	14.5%

UBS Warburg LLC	14.5%

Federal National Mortgage Association	10.6%

UBS AG, Stamford Connecticut Branch	5.0%

Shell Finance PLC (UK)	5.0%

ING Funding LLC (US)	5.0%

General Electric Capital Corp.	4.4%

AIG Funding Inc.	4.0%

Dupont De Nemours Inc.	4.0%

The dollar value, number of shares or principal amount, and complete legal titles of all portfolio holdings are listed in the Fund’s Statement of Investments.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN MONEY MARKET FUND

Financial Highlights

	Class 1
	Six Months Ended June 30, 2003 (unaudited)		Year Ended December 31,
			2002	2001	2000	1999	1998

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations — net investment income	—	[b]	.01	.04	.06	.05	.05
Less distributions from net investment income	—	[b]	(.01)	(.04)	(.06)	(.05)	(.05)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return[a]	.32%		1.33%	3.91%	5.95%	4.76%	5.22%
Ratios/supplemental data
Net assets, end of period (000’s)	$98,545		$119,819	$200,911	$274,580	$364,028	$414,341
Ratios to average net assets:
Expenses	.67%	[c]	.63%	.56%	.55%	.53%	.45%
Expenses excluding waiver and payment by affiliate	.67%	[c]	.63%	.56%	.55%	.53%	.53%
Net investment income	.65%		1.37%	3.89%	5.75%	4.64%	5.08%

a	Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
b	Includes net investment income and distributions from net investment income in the amount of $.003.
[c]Annualized

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN MONEY MARKET FUND

Financial Highlights (continued)

	Class 2
	Six Months Ended June 30, 2003 (unaudited)		Year Ended December 31,
			2002	2001	2000	1999[d]

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$ 1.00

Income from investment operations — net investment income	—	[b]	.01	.04	.06	.04
Less distributions from net investment income	—	[b]	(.01)	(.04)	(.06)	(.04)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$ 1.00

Total return[a]	.20%		1.08%	3.65%	5.69%	4.39%
Ratios/supplemental data
Net assets, end of period (000’s)	$ 520		$ 479	$ 952	$21,609	$8,602
Ratios to average net assets:
Expenses	.92%	[c]	.88%	.81%	.79%	.79%	[c]
Net investment income	.40%	[c]	1.12%	3.52%	5.59%	4.51%	[c]

aTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

bIncludes net investment income and distributions from net investment income in the amount of $.002.

cAnnualized

dFor the period January 6, 1999 (effective date) to December 31, 1999.

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN MONEY MARKET FUND

Statement of Investments, June 30, 2003 (unaudited)

	PRINCIPAL AMOUNT	VALUE

Certificate of Deposit (Cost $5,000,000) 5.0%
UBS AG, Stamford Connecticut Branch, 1.305%, 4/16/0 4	5,000,000	$5,000,000
Commercial Paper 38.9%
[a]AIG Funding Inc., 1.20%, 7/01/03	4,000,000	4,000,000
[a]Canadian Wheat Board, .97%, 8/19/03	1,615,000	1,612,868
[a]Commonwealth Bank of Australia, 1.21%, 7/09/03	3,000,000	2,999,193
[a]Danske Corp., 1.00% - 1.30%, 7/01/03 - 8/28/03	2,400,000	2,398,866
[a]Dupont De Nemours Inc., .97%, 8/08/03	4,000,000	3,995,904
[a]General Electric Capital Corp., 1.02% - 1.09%, 7/10/03 - 8/07/03	4,325,000	4,321,819
[a]HBOS Treasury Services, .96% - 1.30%, 7/02/03 - 9/12/03	3,964,000	3,960,139
[a]ING (US) Funding LLC, 1.23%, 7/29/03	5,000,000	4,995,217
[a]Lloyds TSB Bank PLC, 1.28%, 7/29/03	200,000	199,801
[a]Province of British Columbia, 1.18%, 8/13/03	3,700,000	3,694,785
[a]Shell Finance (UK) PLC, 1.10%, 7/18/03	5,000,000	4,997,403
[a]Societe Generale NA Inc., 1.05% - 1.15%, 7/01/03 - 9/24/03	1,152,000	1,150,384
[a]Westpac Capital Corp., 1.07%, 7/09/03	200,000	199,952
Total Commercial Paper (Cost $38,256,331)		38,526,331
U.S. Government Agency Securities 27.2%
Federal Home Loan Bank, 1.19%, 7/30/03	589,000	588,435
Federal Home Loan Mortgage Corp., 1.19% - 1.39%, 7/17/03 - 12/31/03	15,843,000	15,791,242
Federal National Mortgage Association, 1.08% - 1.21%, 7/02/03 - 9/03/03	10,549,000	10,533,255
Total U.S. Government Agency Securities (Cost $26,912,932)		26,912,932
Total Investments before Repurchase Agreements (Cost $70,439,263)		70,439,263
Repurchase Agreements 29.0%
[b]ABN AMRO Inc., 1.30%, 7/01/03 (Maturity Value $14,380,519) Collateralized by U.S. Government Agency Securities	14,380,000	14,380,000
[b]UBS Warburg LLC, 1.25%, 7/01/03 (Maturity Value $14,380,499) Collateralized by U.S. Government Agency Securities	14,380,000	14,380,000
Total Repurchase Agreements (Cost $28,760,000)		28,760,000
Total Investments (Cost $99,199,263) 100.1%		99,199,263
Other Assets, less Liabilities (.1)%		(133,929)
Net Assets 100.0%		$99,065,334

aSecurities are traded on a discount basis; the rates shown are the discount rates at the time of purchase by the Fund.

bSee Note 1(c) regarding repurchase agreements.

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN MONEY MARKET FUND

Financial Statements

Statement of Assets and Liabilities

June 30, 2003 (unaudited)

Assets:
Investments in securities, at value and cost	$70,439,263
Repurchase agreements, at value and cost	28,760,000
Cash	2,225
Receivable from interest	14,794

Total assets	99,216,282

Liabilities:
Payables:
Capital shares redeemed	79,830
Affiliates	53,251
Reports to Shareholders	10,142
Other liabilities	7,725

Total liabilities	150,948

Net assets, at value	$99,065,334

Class 1:
Net assets, at value	$98,545,484

Shares outstanding	98,545,484

Net asset value per share	$1.00

Class 2:
Net assets, at value	$519,850

Shares outstanding	519,850

Net asset value per share	$1.00

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN MONEY MARKET FUND

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2003 (unaudited)

Investment income:
Interest	$716,620

Expenses:
Management fees (Note 3)	333,212
Distribution fees—Class 2 (Note 3)	582
Transfer agent fees	617
Custodian fees	611
Reports to shareholders	22,077
Professional fees	5,050
Trustees’ fees and expenses	802
Other	1,920

Total expenses	364,871

Net investment income	351,749

Net increase (decrease) in net assets resulting from operations	$351,749

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN MONEY MARKET FUND

Financial Statements (continued)

Statements of Changes in Net Assets

for the six months ended June 30, 2003 (unaudited)

and the year ended December 31, 2002

	Six Months Ended June 30, 2003	Year Ended December 31, 2002
Increase (decrease) in net assets:
Operations:
Net investment income	$351,749	$2,127,903
Net realized gain (loss) from investments	—	(444)

Net increase (decrease) in net assets resulting from operations	351,749	2,127,459
Distributions to shareholders from net investment income:[a]
Class 1	(350,828)	(2,119,738)
Class 2	(921)	(7,721)

Total distributions to shareholders	(351,749)	(2,127,459)
Capital share transactions: (Note 2)
Class 1	(21,273,474)	(81,091,795)
Class 2	41,045	(473,226)

Total capital share transactions	(21,232,429)	(81,565,021)
Net increase (decrease) in net assets	(21,232,429)	(81,565,021)
Net assets: (there is no undistributed net investment income at beginning or end of period)
Beginning of period	120,297,763	201,862,784

End of period	$99,065,334	$120,297,763

[a]Distributions were decreased by net realized losses of $444 from security transactions for the year ended December 31, 2002.

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN MONEY MARKET FUND

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of twenty-two series (the Funds). The Franklin Money Market Fund (the Fund) included in this report is diversified. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. As of June 30, 2003, over 94% of the total Fund shares were sold through one insurance company. The Fund’s investment objective is to obtain a high level of current income while seeking capital preservation and liquidity.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Securities are valued at amortized cost which approximates value.

b. Repurchase Agreements

The Fund may enter into repurchase agreements, which are accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund’s custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At June 30, 2003, all repurchase agreements held by the Fund had been entered into on that date.

c. Income Taxes

No provision has been made for income taxes because the Fund’s policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the Fund.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the relative value of the settled shares of each class. Realized and unrealized gains and losses are allocated daily based upon the relative proportion of net assets of each class.

e. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN MONEY MARKET FUND

Notes to Financial Statements (unaudited) (continued)

f. Guarantees and Indemnifications

Under the Funds’ organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

The Fund offers two classes of shares: Class 1 and Class 2. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class, and its exchange privilege.

At June 30, 2003, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2003	Year Ended December 31, 2002

Class 1 Shares:
Shares sold	$—	$25,235,589
Shares issued in reinvestment of distributions	350,813	2,119,892
Shares redeemed	(21,624,287)	(108,447,276)

Net increase (decrease)	$(21,273,474)	$(81,091,795)

Class 2 Shares:
Shares sold	$143,990	$341,277
Shares issued in reinvestment of distributions	921	7,721
Shares redeemed	(103,866)	(822,224)

Net increase (decrease)	$41,045	$(473,226)

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of the following entities:

Entity	Affiliation

Franklin Advisers Inc. (Advisers)	Investment manager
Franklin Templeton Services LLC (FT Services)	Administrative manager
Franklin/Templeton Distributors Inc. (Distributors)	Principal underwriter
Franklin/Templeton Investor Services LLC (Investor Services)	Transfer agent

The Fund pays an investment management fee to Advisers based on the average net assets of the Fund as follows:

Annualized Fee Rate	Daily Net Assets

.625%	First $100 million
.50%	Over $100 million, up to and including $250 million
.45%	Over $250 million, up to and including $10 billion

Fees are further reduced on net assets over $10 billion.

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the average daily net assets, and is not an additional expense of the Fund.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN MONEY MARKET FUND

Notes to Financial Statements (unaudited) (continued)

The Fund reimburses Distributors up to .25% per year of its average daily net assets of Class 2, for costs incurred in marketing the Fund’s shares.

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. INCOME TAXES

At December 31, 2002, the Fund had tax basis capital losses of $1,301 which may be carried over to offset future capital gains. Such losses expire as follows:

Capital loss carryovers expiring in:
2006	$371
2008	486
2010	444

$1,301

At June 30, 2003, the cost of investments for book and income tax purposes is the same.

FRANKLIN REAL ESTATE FUND

Fund Goals and Primary Investments: Franklin Real Estate Fund seeks capital appreciation, with current income as a secondary goal. The Fund invests primarily in investments of companies operating in the real estate sector, primarily real estate investment trusts (REITs) and generally in small to medium capitalization companies.

We are pleased to bring you Franklin Real Estate Fund’s semiannual report for the period ended June 30, 2003. During the six months under review, real estate stocks posted positive returns and outperformed broader equity markets despite a sluggish commercial real estate market, weakened real estate fundamentals such as rents and occupancy rates, and an uncertain economic outlook. The Wilshire Real Estate Securities Index posted a 13.71% total return for the six-month period, while the Standard & Poor’s 500 Composite Index (S&P 500) returned 11.75%.1 Franklin Real Estate Fund – Class 2 outperformed these benchmark indexes during the period with a +15.31% six-month cumulative total return2. Investors looked to real estate stocks believing they offer relatively lower volatility in a time of geopolitical and economic uncertainty. Real estate stocks’ relatively high dividend yields in a declining interest rate environment also likely attracted investors. Many real estate operators enjoy the stability of multiple long-term leases. In particular, investors focused on real estate investment trusts (REITs), which by mandate must distribute at least 90% of their taxable income to shareholders via dividends.

Our top three sector exposures at period-end helped the Fund. Our largest weighting was in the office sector at 21.6% of the Fund’s total net assets (TNA). Retail stocks represented our second-largest weighting at 19.8% of TNA. Diversified stocks, at 15.5% of TNA, was the Fund’s third-largest weighting.

1. Source: Standard & Poor’s Micropal. The Wilshire Real Estate Securities Index is a broad measure of performance of publicly traded real estate securities, such as real estate investment trusts (REITs) and real estate operating companies (REOCs). The index is capitalization-weighted and rebalanced monthly, and returns are calculated on a buy-and-hold basis. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock’s weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The indexes are unmanaged and include reinvested distributions. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio.

2. Ongoing market volatility can significantly affect short-term performance; recent returns may differ. Performance reflects the Fund’s Class 2 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Top 10 Holdings

Franklin Real Estate Fund  6/30/03

Security Security Type	% of Total Net Assets

Equity Office Properties Trust	4.6%
Equity REIT – Office

Simon Property Group Inc.	4.4%
Equity REIT – Retail

Vornado Realty Trust	4.3%
Equity REIT – Diversified Property

The Macerich Co.	3.5%
Equity REIT – Retail

ProLogis	3.5%
Equity REIT – Industrial

iStar Financial Inc.	3.4%
Equity REIT – Other

Boston Properties Inc.	3.4%
Equity REIT – Office

Cendant Corp.	3.0%
Hotels & Travel

The Rouse Co.	2.7%
Equity REIT – Retail

CarrAmerica Realty Corp.	2.6%
Equity REIT – Office

The dollar value, number of shares or principal amount, and complete legal titles of all portfolio holdings are listed in the Fund’s Statement of Investments.

FRE-1

We initiated several significant positions in the Fund during the reporting period, which contributed to Fund performance. In the retail sector, we purchased Regency Centers, a grocery-anchored community center REIT. In the office sector, we bought Kilroy Realty, a Southern California-based REIT. In the hotel sector, we initiated Fairmont Hotels & Resorts.

This discussion reflects our analysis, opinions and portfolio holdings as of June 30, 2003, the end of the reporting period. Our strategies and the Fund’s portfolio composition will change depending on market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the advisor makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

FRE-2

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN REAL ESTATE FUND

Financial Highlights

	Class 1
	Six Months Ended June 30, 2003 (unaudited)		Year Ended December 31,
			2002	2001	2000	1999	1998

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$18.05		$18.14	$17.47	$14.92	$19.93	$ 25.60

Income from investment operations:
Net investment income[a]	.24		.75	.74	.84	.88	1.45
Net realized and unrealized gains (losses)	2.55		(.30)	.65	3.55	(1.77)	(5.60)

Total from investment operations	2.79		0.45	1.39	4.39	(.89)	(4.15)

Less distributions from:
Net investment income	(.55)		(.54)	(.72)	(1.15)	(1.73)	(.94)
Net realized gains	—		—	—	(.69)	(2.39)	(.58)

Total distributions	(.55)		(.54)	(.72)	(1.84)	(4.12)	(1.52)

Net asset value, end of period	$20.29		$18.05	$18.14	$17.47	$14.92	$ 19.93

Total return[b]	15.48%		2.25%	8.19%	31.95%	(6.14)%	(16.82)%
Ratios/supplemental data
Net assets, end of period (000’s)	$120,774		$112,991	$134,058	$153,203	$158,553	$282,290
Ratios to average net assets:
Expenses	.54%	[c]	.57%	.59%	.60%	.58%	.54%
Net investment income	2.64%	[c]	4.23%	4.25%	5.29%	4.83%	5.44%
Portfolio turnover rate	12.30%		18.13%	34.21%	16.41%	10.27%	13.21%

aBased on average shares outstanding effective year ended December 31, 1999.

bTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton

Variable	Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
[c]Annualized

FRE-3

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN REAL ESTATE FUND

Financial Highlights (continued)

	Class 2
	Six Months Ended June 30, 2003 (unaudited)		Year Ended December 31,
			2002	2001	2000	1999[d]

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$17.88		$17.99	$ 17.38	$ 14.88	$20.21

Income from investment operations:
Net investment income[a]	.22		.76	.80	.93	1.29
Net realized and unrealized gains (losses)	2.51		(.35)	.52	3.41	(2.50)

Total from investment operations	2.73		0.41	1.32	4.34	(1.21)

Less distributions from:
Net investment income	(.52)		(.52)	(.71)	(1.15)	(1.73)
Net realized gains	—		—	—	(.69)	(2.39)

Total distributions	(.52)		(.52)	(.71)	(1.84)	(4.12)

Net asset value, end of period	$20.09		$17.88	$ 17.99	$ 17.38	$14.88

Total return[b]	15.31%		2.07%	7.88%	31.59%	(7.66)%
Ratios/supplemental data
Net assets, end of period (000’s)	$349,077		$249,116	$95,891	$23,743	$2,449
Ratios to average net assets:
Expenses	.79%	[c]	.82%	.84%	.85%	.83% [c]
Net investment income	2.39%	[c]	3.98%	4.60%	5.75%	8.84% [c]
Portfolio turnover rate	12.30%		18.13%	34.21%	16.41%	10.27%

aBased on average shares outstanding.

bTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton  Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

cAnnualized

dFor the period January 6, 1999 (effective date) to December 31, 1999.

FRE-4

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN REAL ESTATE FUND

Statement of Investments, June 30, 2003 (unaudited)

	SHARES	VALUE

Common Stocks 90.2%
Equity REIT – Apartments 5.7%
Apartment Investment & Management Co., A	83,000	$2,871,800
Archstone-Smith Trust	215,360	5,168,640
Avalonbay Communities Inc.	132,000	5,628,480
Camden Property Trust	120,000	4,194,000
Equity Residential	335,000	8,693,250
		26,556,170
Equity REIT – Diversified Property 11.9%
Bedford Property Investors Inc.	191,280	5,432,352
Crescent Real Estate Equities Co.	171,800	2,853,598
Duke Realty Corp.	34,348	946,287
Glenborough Realty Trust Inc.	498,700	9,550,105
Lexington Corporate Properties Trust	232,100	4,108,170
Liberty Property Trust	335,000	11,591,000
Pennsylvania Real Estate Investment Trust	50,000	1,497,500
Vornado Realty Trust	460,800	20,090,880
		56,069,892
Equity REIT – Health Care 1.9%
Ventas Inc.	455,000	6,893,250
Windrose Medical Properties	180,200	1,937,150
		8,830,400
Equity REIT – Hotels 2.2%
[a]Felcor Lodging Trust Inc.	85,000	667,250
[a]Host Marriott Corp.	851,900	7,794,885
[a]MeriStar Hospitality Corp.	361,200	1,856,568

		10,318,703
Equity REIT – Industrial 6.1%
AMB Property Corp.	70,400	1,983,168
ProLogis	593,800	16,210,740
PS Business Parks Inc.	300,000	10,590,000
		28,783,908
Equity REIT – Manufactured Homes 2.4%
Manufactured Home Communities Inc.	146,600	5,147,126
Sun Communities Inc.	151,100	5,938,230
		11,085,356
Equity REIT – Office 21.6%
American Financial Realty Trust	133,200	1,986,012
Arden Realty Inc.	260,400	6,757,380
Boston Properties Inc.	360,250	15,778,950
Brandywine Realty Trust	94,400	2,324,128
CarrAmerica Realty Corp.	443,600	12,336,516
Corporate Office Properties Trust	160,000	2,708,800
Cousins Properties Inc.	287,600	8,024,040
Equity Office Properties Trust	796,352	21,509,468
Kilroy Realty Corp.	235,200	6,468,000
Parkway Properties Inc.	102,000	4,289,100

FRE-5

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN REAL ESTATE FUND

Statement of Investments, June 30, 2003 (unaudited) (cont.)

	SHARES	VALUE

Common Stocks (cont.)
Equity REIT – Office (cont.)
Reckson Associates Realty Corp.	273,700	$5,709,382
SL Green Realty Corp.	249,000	8,687,610
Trizec Properties Inc.	409,200	4,652,604
		101,231,990
Equity REIT – Other 4.1%
Entertainment Properties Trust	110,000	3,162,500
iStar Financial Inc.	443,100	16,173,150
		19,335,650
Equity REIT – Retail 19.8%
Chelsea Property Group Inc.	75,700	3,051,467
Crown American Realty Trust	57,000	612,180
General Growth Properties Inc.	157,200	9,815,568
Glimcher Realty Trust	384,500	8,612,800
Kimco Realty Corp.	101,600	3,850,640
The Macerich Co.	462,000	16,230,060
Ramco-Gershenson Properties Trust	257,100	5,990,430
Regency Centers Corp.	214,300	7,496,214
The Rouse Co.	335,400	12,778,740
Simon Property Group Inc.	534,800	20,873,244
Taubman Centers Inc.	199,200	3,816,672

		93,128,015

Equity REIT – Storage 2.2%
Public Storage Inc.	291,200	9,862,944
Sovran Self Storage Inc.	10,000	315,000

		10,177,944

Apartments 1.8%
Boardwalk Equities Inc. (Canada)	758,200	8,605,570

Diversified Property 3.6%
Brookfield Properties Corp. (Canada)	185,560	3,943,150
[a]Catellus Development Corp.	410,700	9,035,400
Forest City Enterprises Inc., A	100,000	4,145,000

		17,123,550

Home Builders 1.0%
[a]Meritage Corp.	98,600	4,857,036

Hotels & Travel 5.9%
[a]Candlewood Hotel Co. Inc.	350,000	108,500
[a]Cendant Corp.	772,500	14,152,200
Fairmont Hotels & Resorts Inc. (Canada)	233,300	5,459,220
Hilton Hotels Corp.	118,900	1,520,731
Starwood Hotels & Resorts Worldwide Inc.	230,700	6,595,713

		27,836,364

Total Common Stocks (Cost $350,045,687)		423,940,548

FRE-6

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN REAL ESTATE FUND

Statement of Investments, June 30, 2003 (unaudited) (cont.)

	SHARES	VALUE

Convertible Preferred Stock (Cost $1,503,133) .5%
Hotels & Travel
Host Marriott Corp., 6.75%, cvt. pfd.	56,900	$2,333,947

Total Long Term Investments (Cost $351,548,820)		426,274,495

	PRINCIPAL AMOUNT
Repurchase Agreement (Cost $39,139,277) 8.4%
[b]Joint Repurchase Agreement, 1.103%, 7/01/03, (Maturity Value $39,140,476)	$39,139,277	39,139,277

ABN AMRO Bank, N.V., New York Branch (Maturity Value $3,581,745)

Banc of America Securities LLC (Maturity Value $3,581,745)

Banc One Capital Markets Inc. (Maturity Value $1,591,452)

Barclays Capital Inc. (Maturity Value $3,581,745)

Bear, Stearns & Co. Inc. (Maturity Value $3,183,686)

BNP Paribas Securities Corp. (Maturity Value $3,581,745)

Deutsche Bank Securities Inc. (Maturity Value $2,387,960)

Dresdner Kleinwort Wasserstein Securities LLC (Maturity Value $3,581,745)

Goldman, Sachs & Co. (Maturity Value $3,581,745)

Lehman Brothers Inc. (Maturity Value $3,323,418)

Morgan Stanley & Co. Inc. (Maturity Value $3,581,745)

UBS Securities LLC (Maturity Value $3,581,745)
Collateralized by U.S. Treasury Bills, Notes, and Bonds, and U.S. Government Agency Securities

Total Investments (Cost $390,688,097) 99.1%		465,413,772
Other Assets, less Liabilities .9%		4,437,022

Net Assets 100.0%		$469,850,794

aNon-income producing

bSee Note 1(c) regarding joint repurchase agreement.

See notes to financial statements.	FRE-7

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN REAL ESTATE FUND

Financial Statements

Statement of Assets and Liabilities

June 30, 2003 (unaudited)

Assets:
Investments in securities:
Cost	$390,688,097

Value	465,413,772
Cash	15,773
Receivables:
Investment securities sold	4,492,919
Capital shares sold	660,328
Dividends	2,398,432

Total assets	472,981,224

Liabilities:
Payables:
Investment securities purchased	2,706,184
Capital shares redeemed	60,463
Affiliates	326,521
Other liabilities	37,262

Total liabilities	3,130,430

Net assets, at value	$469,850,794

Net assets consist of:
Undistributed net investment income	$6,820,970
Net unrealized appreciation (depreciation)	74,725,675
Accumulated net realized gain (loss)	(1,861,247)
Capital shares	390,165,396

Net assets, at value	$469,850,794

Class 1:
Net assets, at value	$120,773,623

Shares outstanding	5,951,401

Net asset value and offering price per share	$20.29

Class 2:
Net assets, at value	$349,077,171

Shares outstanding	17,375,611

Net asset value and offering price per share	$20.09

FRE-8

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN REAL ESTATE FUND

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2003 (unaudited)

Investment income:
Dividends	$6,046,599
Interest	223,557

Total investment income	6,270,156

Expenses:
Management fees (Note 3)	1,009,894
Distribution fees - Class 2 (Note 3)	353,284
Transfer agent fees	2,123
Custodian fees	1,815
Reports to shareholders	32,735
Professional fees	17,671
Trustees’ fees and expenses	2,229
Other	6,428

Total expenses	1,426,179

Net investment income	4,843,977

Realized and unrealized gains (losses):
Net realized gain (loss) from investments	1,820,965
Net unrealized appreciation (depreciation) on investments	53,458,567

Net realized and unrealized gain (loss)	55,279,532

Net increase (decrease) in net assets resulting from operations	$60,123,509

FRE-9

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN REAL ESTATE FUND

Financial Statements (continued)

Statements of Changes in Net Assets

for the six months ended June 30, 2003 (unaudited)

and the year ended December 31, 2002

	Six Months Ended June 30, 2003	Year Ended December 31, 2002
Increase (decrease) in net assets:
Operations:
Net investment income	$4,843,977	$12,273,479
Net realized gain (loss) from investments	1,820,965	9,960,012
Net unrealized appreciation (depreciation) on investments	53,458,567	(21,421,211)

Net increase (decrease) in net assets resulting from operations	60,123,509	812,280
Distributions to shareholders from:
Net investment income:
Class 1	(3,177,590)	(3,665,154)
Class 2	(8,704,406)	(4,495,007)

Total distributions to shareholders	(11,881,996)	(8,160,161)
Capital share transactions: (Note 2)
Class 1	(5,481,397)	(20,526,649)
Class 2	64,983,239	160,033,068

Total capital share transactions	59,501,842	139,506,419
Net increase (decrease) in net assets	107,743,355	132,158,538
Net assets:
Beginning of period	362,107,439	229,948,901

End of period	$469,850,794	$362,107,439

Undistributed net investment income included in net assets:
End of period	$6,820,970	$13,858,989

FRE-10

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN REAL ESTATE FUND

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of twenty-two series (the Funds). Franklin Real Estate Fund (the Fund) included in this report is diversified. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. As of June 30, 2003, over 52% of the Fund’s shares were sold through one insurance company. The Fund’s investment objective is growth and income.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the last reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Restricted securities and securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Joint Repurchase Agreement

The Fund may enter into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account to be used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the Fund based on its pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund’s custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Fund, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. June 30, 2003, all repurchase agreements had been entered into on that date.

d. Securities Purchased on a When-Issued or Delayed Delivery Basis

The Fund may purchase securities on a when-issued or delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

FRE-11

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN REAL ESTATE FUND

Notes to Financial Statements (unaudited) (continued)

e. Income Taxes

No provision has been made for income taxes because the Fund’s policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

f. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

Distributions received by the Fund from securities may be a return of capital (ROC). Such distributions reduce the cost basis of the securities, and any distributions in excess of the cost basis are recognized as capital gains.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

g. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

h. Guarantees and Indemnifications

Under the Funds’ organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

The Fund offers two classes of shares: Class 1 and Class 2. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class, and its exchange privilege.

FRE-12

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN REAL ESTATE FUND

Notes to Financial Statements (unaudited) (continued)

At June 30, 2003, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2003		Year Ended December 31, 2002

	Shares	Amount	Shares	Amount

Class 1 Shares:
Shares sold	48,398	$916,804	378,683	$7,219,909
Shares issued in reinvestment of distributions	159,198	3,177,590	187,668	3,665,154
Shares redeemed	(515,496)	(9,575,791)	(1,698,569)	(31,411,712)

Net increase (decrease)	(307,900)	$(5,481,397)	(1,132,218)	$(20,526,649)

Class 2 Shares:
Shares sold	3,346,610	$62,616,716	9,199,579	$170,461,629
Shares issued in reinvestment of distributions	440,506	8,704,406	232,180	4,495,007
Shares redeemed	(347,978)	(6,337,883)	(824,400)	(14,923,568)

Net increase (decrease)	3,439,138	$64,983,239	8,607,359	$160,033,068

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of the following entities:

Entity	Affiliation

Franklin Advisers Inc. (Advisers)	Investment manager
Franklin Templeton Services LLC (FT Services)	Administrative manager
Franklin/Templeton Distributors Inc. (Distributors)	Principal underwriter
Franklin/Templeton Investor Services LLC (Investor Services)	Transfer agent

The Fund pays an investment management fee to Advisers based on the average net assets of the Fund as follows:

Annualized Fee Rate	Daily Net Assets

.625%	First $100 million
.50%	Over $100 million, up to and including $250 million
.45%	Over $250 million, up to and including $10 billion

Fees are further reduced on net assets over $10 billion.

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the average daily net assets, and is not an additional expense of the Fund.

The Fund reimburses Distributors up to .25% per year of its average daily net assets of Class 2, for costs incurred in marketing the Fund’s shares.

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. INCOME TAXES

At December 31, 2002, the Fund had tax basis capital losses of $1,350,977, which may be carried over to offset future capital gains. Such losses expire in 2008.

FRE-13

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN REAL ESTATE FUND

Notes to Financial Statements (unaudited) (continued)

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales.

At June 30, 2003, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes of $390,906,569 was as follows:

Unrealized appreciation	$82,422,900
Unrealized depreciation	(7,915,697)

Net unrealized appreciation (depreciation)	$74,507,203

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term securities) for the period ended June 30, 2003 aggregated $87,612,550 and $44,610,814, respectively.

FRE-14

FRANKLIN RISING DIVIDENDS SECURITIES FUND

Fund Goal and Primary Investments: Franklin Rising Dividends Securities Fund seeks long-term capital appreciation. Preservation of capital, although not a goal, is also an important consideration. The Fund invests primarily in investments of companies that have paid rising dividends, including small capitalization companies.

The semiannual report for Franklin Rising Dividends Securities Fund covers the period ended June 30, 2003. During the period under review, the Fund’s Class 2 shares posted a +6.85% cumulative total return.1

After a disappointing start to 2003, U.S. equity markets rebounded to deliver strong returns for the six months ended June 30, 2003. The market turn coincided with oil price declines followed by the slide in market yields from early May to mid-June. The market rally reflected many market participants’ hope that expansive monetary and fiscal policy would stimulate the sluggish economy.

We base our investment strategy on our belief that companies with consistently rising dividends should, over time, also realize stock price appreciation. We select portfolio securities based on several criteria. To be eligible for purchase, stocks must pass certain investment screening procedures, requiring consistent and substantial dividend increases, strong balance sheets and relatively low price/earnings ratios. We seek fundamentally sound companies that meet our standards and attempt to acquire them at attractive prices, often when they are out of favor with other investors.

Holdings that contributed positively to Fund performance during the six months under review included Family Dollar Stores, Washington Mutual, Old Republic International and General Electric. Many investors were pleased with Family Dollar’s continued use of technology to improve store operations and with the success of the company’s expansion into more urban locations. Family Dollar recorded 27 straight years of consecutive dividend growth. Washington Mutual made steps toward its goal of becoming a leading, national middle-market consumer bank. Following its successful entry into the New York market, the company has begun a major expansion into Chicago. Washington Mutual has increased its dividend every quarter

1. Ongoing market volatility can significantly affect short-term performance; recent returns may differ. Performance reflects the Fund’s Class 2 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

FRD-1

since 1995’s fourth quarter. Old Republic reported strong operating results in several of its commercial insurance lines as well as exceptional results in title insurance, which may have recently caused its stock to increase. Many investors became more positive on General Electric as management outlined various long-term growth initiatives. General Electric has increased its dividend for 27 consecutive years.

Two significant positions that detracted from the Fund’s return during the period were National Commerce Financial and Leggett & Platt. National Commerce reported disappointing first quarter 2003 results, largely due to faster than anticipated amortization of premiums paid for mortgage securities. Leggett & Platt reported weaker than expected earnings in first quarter 2003 and guided down analyst expectations for the second quarter due to the poor business environment for the company’s customers.

Sales of the Fund’s shares continued to be strong during the six-month period. As a result, we were able to add to a number of different positions. The largest increases were Hillenbrand Industries, Old Republic and Superior Industries. Hillenbrand is a leading provider of funeral products as well as a manufacturer of durable hospital equipment. We added to Hillenbrand based on America’s aging population. Hillenbrand has 32 years of dividend increases. Old Republic is an insurance company with diverse business lines including several specialty property lines, mortgage guaranty and title insurance. Although operating results appeared to us strong, some investors were said to be concerned that the anticipated decline in mortgage refinancing activity would dampen the company’s earnings. Old Republic has raised its dividend for 22 consecutive years. The share price of Superior, the leading manufacturer of aluminum wheels, was relatively weak in recent months as some investors expect slowing auto sales. Superior, however, has significantly increased the number of vehicle platforms that use its wheels in the 2004 models. The company has 20 years of consecutive dividend growth.

We also added three new positions to the portfolio during the reporting period: Procter & Gamble (P&G), Pfizer and Erie Indemnity. P&G, a multinational consumer products company, recorded an exceptional 47 years of dividend increases. Under its new chief executive officer, some investors think that P&G is more disciplined in its allocation of capital. Pfizer is the world’s largest pharmaceutical company, and has recently combined with Pharmacia. We believe its new product pipeline looks strong and has a sales and marketing organization that smaller

Top 10 Holdings

Franklin Rising Dividends

Securities Fund

6/30/03

Company Sector/Industry	% of Total Net Assets

Family Dollar Stores Inc.	4.6%
Retail Trade

Washington Mutual Inc.	4.3%
Finance

Alberto-Culver Co., A	4.1%
Consumer Non-Durables

Diebold Inc.	3.9%
Electronic Technology

Superior Industries International Inc.	3.9%
Producer Manufacturing

Reynolds & Reynolds Co., A	3.7%
Technology Services

Old Republic International Corp.	3.6%
Finance

Graco Inc.	3.4%
Producer Manufacturing

West Pharmaceutical Services Inc.	3.3%
Health Technology

Fannie Mae	3.1%
Finance

The dollar value, number of shares or principal amount, and complete legal titles of all portfolio holdings are listed in the Fund’s Statement of Investments.

FRD-2

competitors cannot match. Pfizer has 36 years of dividend increases. Erie Indemnity is the management company for Erie Insurance Exchange, a personal and small commercial property and casualty insurer. Since Erie Indemnity retains only a small portion of the underwriting risk of the Erie Insurance Exchange, its earnings growth is largely a function of premium increases rather than underwriting results. Erie Indemnity has raised its dividend for 23 consecutive years.

Notable year-over-year dividend increases during the six months ended June 30, 2003, came from Limited Brands (+33%), Arthur J. Gallagher & Co. (+20%), RLI Corp. (+18%), Fannie Mae (+18%), AFLAC (+17%), and Alberto-Culver Class A (+17%).

Our 10 largest positions on June 30, 2003, represented 37.9% of the Fund’s total net assets. It is interesting to note how these 10 companies would, in the aggregate, respond to the Fund’s screening criteria based on a simple average of statistical measures. On average, these 10 companies have raised their dividends 20 years in a row and by 240% in the past 10 years. Their most recent dividend increases averaged 9.3%, for a yield of 1.7% on June 30, 2003, and a dividend payout ratio of 25%. Long-term debt averaged 14% of capitalization, and the average price/earnings ratio was 15.7 on calendar 2003 estimates versus 18.7 for that of the unmanaged Standard & Poor’s 500 Composite Index (S&P 500) on the same date.2

2. Source: Standard & Poor’s Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock’s weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance.

This discussion reflects our analysis, opinions and portfolio holdings as of June 30, 2003, the end of the reporting period. Our strategies and the Fund’s portfolio composition will change depending on market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the advisor makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

FRD-3

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN RISING DIVIDENDS SECURITIES FUND

Financial Highlights

	Class 1
	Six Months Ended June 30, 2003 (unaudited)	Year Ended December 31,
		2002	2001	2000	1999	1998

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$ 13.57	$ 14.19	$ 13.23	$ 13.61	$ 18.11	$ 19.68

Income from investment operations:
Net investment income[a]	.09	.16	.18	.20	.22	.23
Net realized and unrealized gains (losses)	.87	(.30)	1.60	2.18	(1.57)	1.07

Total from investment operations	.96	(.14)	1.78	2.38	(1.35)	1.30

Less distributions from:
Net investment income	(.14)	(.19)	(.01)	(.50)	(.29)	(.22)
Net realized gains	(.44)	(.29)	(.81)	(2.26)	(2.86)	(2.65)

Total distributions	(.58)	(.48)	(.82)	(2.76)	(3.15)	(2.87)

Net asset value, end of period	$ 13.95	$ 13.57	$ 14.19	$ 13.23	$ 13.61	$ 18.11

Total return[b]	7.01%	(1.32)%	13.90%	21.05%	(9.70)%	6.92%

Ratios/supplemental data
Net assets, end of period (000’s)	$289,898	$292,881	$347,336	$363,485	$450,549	$751,869
Ratios to average net assets:
Expenses	0.77% [c]	.78%	.76%	.78%	.75%	.72%
Net investment income	1.34% [c]	1.11%	1.36%	1.66%	1.35%	1.20%
Portfolio turnover rate	3.41%	14.06%	11.78%	12.26%	5.32%	26.44%

[a]Based on average shares outstanding effective year ended December 31, 1999.
[b]Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
[c]Annualized

FRD-4

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN RISING DIVIDENDS SECURITIES FUND

Financial Highlights (continued)

	Class 2
	Six Months Ended June 30, 2003 (unaudited)	Year Ended December 31,
		2002	2001	2000	1999[d]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$ 13.44	$ 14.09	$ 13.18	$13.56	$18.28

Income from investment operations:
Net investment income[a]	.07	.13	.15	.17	.17
Net realized and unrealized gains (losses)	.86	(.31)	1.58	2.17	(1.74)

Total from investment operations	.93	(.18)	1.73	2.34	(1.57)

Less distributions from:
Net investment income	(.13)	(.18)	(.01)	(.46)	(.29)
Net realized gains	(.44)	(.29)	(.81)	(2.26)	(2.86)

Total distributions	(.57)	(.47)	(.82)	(2.72)	(3.15)

Net asset value, end of period	$ 13.80	$ 13.44	$ 14.09	$13.18	$13.56

Total return[b]	6.85%	(1.58)%	13.57%	20.71%	(10.84)%

Ratios/supplemental data
Net assets, end of period (000’s)	$126,672	$63,879	$11,831	$1,041	$ 549
Ratios to average net assets:
Expenses	1.02% [c]	1.03%	1.01%	1.03%	1.01% [c]
Net investment income	1.09% [c]	.86%	1.13%	1.44%	1.15% [c]
Portfolio turnover rate	3.41%	14.06%	11.78%	12.26%	5.32%

aBased on average shares outstanding.

bTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

cAnnualized

dFor the period January 6, 1999 (effective date) to December 31, 1999.

FRD-5

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN RISING DIVIDENDS SECURITIES FUND

Statement of Investments, June 30, 2003 (unaudited)

	SHARES	VALUE

Common Stocks 96.3%
Commercial Services 1.0%
ABM Industries Inc.	264,000	$4,065,600

Consumer Durables 4.5%
Leggett & Platt Inc.	487,500	9,993,750
Russ Berrie & Co. Inc.	241,400	8,813,514

		18,807,264

Consumer Non-Durables 8.4%
Alberto-Culver Co., A	340,300	16,940,134
Altria Group Inc.	48,000	2,181,120
Lancaster Colony Corp.	92,800	3,587,648
Procter & Gamble Co.	46,000	4,102,280
Superior Uniform Group Inc.	276,600	3,089,622
Universal Corp.	115,800	4,898,340

		34,799,144

Electronic Technology 4.9%
Cohu Inc.	279,400	4,358,640
Diebold Inc.	374,900	16,214,425

		20,573,065

Energy Minerals .8%
Royal Dutch Petroleum Co., N.Y. shs. (Netherlands)	70,300	3,277,386

Finance 30.0%
AFLAC Inc.	280,600	8,628,450
American International Group Inc.	223,855	12,352,319
Arthur J. Gallagher & Co.	263,000	7,153,600
Erie Indemnity Co.	91,200	3,762,000
Fannie Mae	191,900	12,941,736
Mercantile Bankshares Corp.	205,525	8,093,574
Mercury General Corp.	87,200	3,980,680
National Commerce Financial Corp.	570,200	12,652,738
Old Republic International Corp.	440,000	15,078,800
Peoples Bancorp Inc.	52,900	1,336,783
RLI Corp.	252,512	8,307,645
State Street Corp.	75,400	2,970,760
TrustCo Bank Corp. NY	328,588	3,640,755
U.S. Bancorp.	87,749	2,149,851
Washington Mutual Inc.	429,300	17,730,090
Wilmington Trust Corp.	139,000	4,079,650

		124,859,431

Health Technology 8.6%
Becton, Dickinson & Co.	103,300	4,013,205
Hillenbrand Industries Inc.	256,500	12,940,425
Pall Corp.	39,800	895,500
Pfizer Inc.	122,000	4,166,300
West Pharmaceutical Services Inc.	562,800	13,788,600

		35,804,030

Non-Energy Minerals 2.4%
Nucor Corp.	206,800	10,102,180

FRD-6

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN RISING DIVIDENDS SECURITIES FUND

Statement of Investments, June 30, 2003 (unaudited) (cont.)

	SHARES	VALUE

Common Stocks (cont.)
Process Industries 4.6%
Bemis Co. Inc.	98,600	$4,614,480
Brady Corp., A	114,400	3,815,240
Donaldson Co. Inc.	104,900	4,662,805
Myers Industries Inc.	641,147	6,090,896

		19,183,421

Producer Manufacturing 20.6%
Baldor Electric Co.	59,233	1,220,200
Carlisle Cos. Inc.	154,300	6,505,288
CIRCOR International Inc.	255,350	4,552,890
Dover Corp.	210,600	6,309,576
General Electric Co.	450,000	12,906,000
Graco Inc.	447,075	14,306,400
Kaydon Corp.	153,600	3,194,880
Roper Industries Inc.	225,100	8,373,720
Superior Industries International Inc.	388,400	16,196,280
Teleflex Inc.	287,900	12,250,145

		85,815,379

Retail Trade 6.8%
Family Dollar Stores Inc.	501,600	19,136,040
Fresh Brands Inc.	227,700	3,198,047
Limited Brands Inc.	379,046	5,875,213

		28,209,300

Technology Services 3.7%
Reynolds & Reynolds Co., A	543,600	15,525,216

Total Common Stocks (Cost $287,833,783)		401,021,416

Short Term Investment (Cost $16,407,871) 3.9%
[a]Franklin Institutional Fiduciary Trust Money Market Portfolio	16,407,871	16,407,871

Total Investments (Cost $304,241,654) 100.2%		417,429,287
Other Assets, less Liabilities (.2)%		(859,132)

Net Assets 100.0%		$416,570,155

aSee Note 6 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio.

See notes to financial statements.	FRD-7

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN RISING DIVIDENDS SECURITIES FUND

Financial Statements

Statement of Assets and Liabilities

June 30, 2003 (unaudited)

Assets:
Investments in securities:
Cost	$304,241,654

Value	417,429,287
Receivables:
Capital shares sold	1,290,829
Dividends	554,931

Total assets	419,275,047

Liabilities:
Payables:
Investment securities purchased	1,958,352
Capital shares redeemed	435,950
Affiliates	296,199
Other liabilities	14,391

Total liabilities	2,704,892

Net assets, at value	$416,570,155

Net assets consist of:
Undistributed net investment income	$2,337,125
Net unrealized appreciation (depreciation)	113,187,633
Accumulated net realized gain (loss)	1,528,960
Capital shares	299,516,437

Net assets, at value	$416,570,155

Class 1:
Net assets, at value	$289,898,261

Shares outstanding	20,786,899

Net asset value and offering price per share	$13.95

Class 2:
Net assets, at value	$126,671,894

Shares outstanding	9,178,645

Net asset value and offering price per share	$13.80

FRD-8

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN RISING DIVIDENDS SECURITIES FUND

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2003 (unaudited)

Investment income:
Dividends	$3,843,447

Expenses:
Management fees (Note 3)	1,340,347
Distribution fees - Class 2 (Note 3)	109,258
Transfer agent fees	1,760
Custodian fees	1,691
Reports to shareholders	32,364
Professional fees	11,316
Trustees’ fees and expenses	2,070
Other	6,152

Total expenses	1,504,958

Net investment income	2,338,489

Net realized gain (loss) from:
Investments	1,999,722
Foreign currency transactions	687

Net realized gain (loss)	2,000,409
Net unrealized appreciation (depreciation) on investments	21,982,218

Net realized and unrealized gain (loss)	23,982,627

Net increase (decrease) in net assets resulting from operations	$26,321,116

FRD-9

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN RISING DIVIDENDS SECURITIES FUND

Financial Statements (continued)

Statements of Changes in Net Assets

for the six months ended June 30, 2003 (unaudited)

and year ended December 31, 2002

	Six Months Ended June 30, 2003	Year Ended December 31, 2002
Increase (decrease) in net assets:
Operations:
Net investment income	$2,338,489	$4,005,301
Net realized gain (loss) from investments	2,000,409	12,430,771
Net unrealized appreciation (depreciation) on investments	21,982,218	(21,892,359)

Net increase (decrease) in net assets resulting from operations	26,321,116	(5,456,287)
Distributions to shareholders from:
Net investment income:
Class 1	(2,869,400)	(4,426,633)
Class 2	(1,134,822)	(372,154)
Net realized gains:
Class 1	(8,730,599)	(6,786,420)
Class 2	(3,701,357)	(588,470)

Total distributions to shareholders	(16,436,178)	(12,173,677)
Capital share transactions: (Note 2)
Class 1	(9,835,164)	(39,872,739)
Class 2	59,760,784	55,095,055

Total capital share transactions	49,925,620	15,222,316
Net increase (decrease) in net assets	59,810,558	(2,407,648)
Net assets:
Beginning of period	356,759,597	359,167,245

End of period	$416,570,155	$356,759,597

Undistributed net investment income included in net assets:
End of period	$2,337,125	$4,002,858

FRD-10

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN RISING DIVIDENDS SECURITIES FUND

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of twenty-two series (the Funds). The Franklin Rising Dividends Securities Fund (the Fund) included in this report is diversified. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. As of June 30, 2003, over 96.5% of the total Fund shares were sold through one insurance company. The Fund’s investment objective is growth and income.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the last reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Restricted securities and securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollars equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Income Taxes

No provision has been made for income taxes because the Fund’s policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

FRD-11

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN RISING DIVIDENDS SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (cont.)

e. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f. Guarantees and Indemnifications

Under the Funds’ organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

The Fund offers two classes of shares: Class 1 and Class 2. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class, and its exchange privilege.

At June 30, 2003, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2003		Year Ended December 31, 2002

Class 1 Shares:	Shares	Amount	Shares	Amount

Shares sold	134,096	$1,876,267	1,165,077	$17,506,981
Shares issued in reinvestment of distributions	820,948	11,599,999	741,604	11,213,053
Shares redeemed	(1,748,850)	(23,311,430)	(4,810,513)	(68,592,773)

Net increase (decrease)	(793,806)	$(9,835,164)	(2,903,832)	$(39,872,739)

Class 2 Shares:
Shares sold	4,123,278	$55,481,518	4,272,940	$59,907,271
Shares issued in reinvestment of distributions	345,935	4,836,179	64,042	960,624
Shares redeemed	(42,366)	(556,913)	(425,107)	(5,772,840)

Net increase (decrease)	4,426,847	$59,760,784	3,911,875	$55,095,055

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of the following entities:

Entity	Affiliation

Franklin Advisory Services LLC (Advisory Services)	Investment manager
Franklin Templeton Services LLC (FT Services)	Administrative manager
Franklin/Templeton Distributors Inc. (Distributors)	Principal underwriter
Franklin/Templeton Investor Services LLC (Investor Services)	Transfer agent

FRD-12

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN RISING DIVIDENDS SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES (cont.)

The Fund pays an investment management fee to Advisory Services based on the net assets of the Fund as follows:

Annualized Fee Rate	Daily Net Assets

.75%	First $500 million
.625%	Over $500 million, up to and including $1 billion
.50%	Over $1 billion

Under an agreement with Advisory Services, FT Services provides administrative services to the Fund. The fee is paid by Advisory Services based on average daily net assets, and is not an additional expense of the Fund.

The Fund reimburses Distributors up to .25% per year of its average daily net asset of Class 2, for costs incurred in marketing the Fund’s shares.

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. INCOME TAXES

Net investment income (loss) differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions.

Net realized gains (losses) and losses differ for financial statement and tax purposes primarily due to the differing treatment of wash sales and foreign currency transactions.

At June 30, 2003, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes of $304,709,698 was as follows:

Unrealized appreciation	$118,877,694
Unrealized depreciation	(6,158,105)

Net unrealized appreciation (depreciation)	$112,719,589

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term securities) for the period ended June 30, 2003 aggregated $42,241,971 and $12,129,719, respectively.

6. INVESTMENT IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Franklin Advisers Inc. (an affiliate of the advisor). Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management fees paid by the Sweep Money Fund.

The Fund earned $66,515 of dividend income from investment in the Sweep Money Fund for the period ended June 30, 2003.

FRD-13

FRANKLIN SMALL CAP FUND

Fund Goals and Primary Investments: Franklin Small Cap Fund seeks long-term capital growth. The Fund invests primarily in investments of U.S. small-capitalization companies with market capitalization values not exceeding: (i) $1.5 billion; or (ii) the highest market capitalization value in the Russell 2000® Index; whichever is greater, at the time of purchase.1

The six months ended June 30, 2003, were generally positive for small-capitalization growth stocks. The equity market had a rocky start in 2003 but recovered as war in Iraq ended swiftly, corporate earnings improved, some economic indicators began to turn positive and more fiscal stimulus was pushed through Congress. Small-cap growth stocks in particular outperformed the broader market after the end of the Iraqi conflict was in sight.

During 2003’s first quarter, anticipation of an Iraqi conflict seemed to negatively influence investor sentiment and the economy, as decreased trading volumes and falling stock prices coincided with declining consumer confidence, decelerated consumer spending and relatively high unemployment. In the second quarter, the equity market rallied largely due to falling geopolitical risk and improving corporate earnings, which in turn fueled consumer confidence and business activity. Fears of price deflation sent mortgage rates lower, which pushed home sales and refinancings to surpass 2002’s historical records. On the corporate front, the 14.1% year-over-year improvement in first quarter aggregate Standard & Poor’s 500 Composite Index (S&P 500) earnings appeared to help bolster investor sentiment.2 The technology sector was particularly strong, recording 20.9% year-over-year earnings improvement. Furthermore, expanding business activity for the nation’s service-producing industries accelerated during the period. For example, in the second quarter, non-manufacturing business activity rose 12.7% to 60.6%, marking the highest value since September 2000, according to the Non-Manufacturing ISM Report on Business®.3

1. The Russell 2000 Index is market capitalization-weighted and measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represent approximately 8% of the total market capitalization of the Russell 3000 Index, as of 6/30/03.

2. Source: Standard & Poor’s Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock’s weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio.

3. The Non-Manufacturing ISM Report on Business is based on data compiled from monthly replies to questions asked of more than 370 purchasing and supply executives in over 62 different industries representing nine divisions from the Standard Industrial Classification (SIC) categories.

FSC-1

Additionally, manufacturing and non-manufacturing new orders jumped 6.0% and 9.8% in the second quarter. There was also passage of the $350 billion tax-cut and economic stimulus package.

Small-cap growth stocks typically have been sensitive to sudden market swings. During the reporting period, small-cap growth equities posted strong relative performance during the second quarter rally, and overall posted an 18.79% total return for the six months ended June 30, 2003, as measured by the benchmark Russell 2500™ Growth Index.4 Large-cap equities, as measured by the S&P 500, posted an 11.75% total return.2 For the six-month period, the Fund’s Class 2 shares posted a +12.83% cumulative total return.5

During the six months under review, Fund performance was boosted by our investments in sectors that have tended to benefit from a solid economic recovery, such as electronic technology, producer manufacturing, transportation and non-energy minerals. In particular, our electronic technology holdings were significant contributors to Fund performance. During the period, we had underweighted positions in some of the typically defensive sectors such as finance, health technology and retail trade. Our underweighted positions in finance and health technology hindered performance during the period, but our underweighted position in retail trade benefited performance.

4. Source: Standard & Poor’s Micropal. The Russell 2500™ Growth Index is market capitalization-weighted and measures the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio.

5. Ongoing market volatility can significantly affect short-term performance; recent returns may differ. Performance reflects the Fund’s Class 2 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

This discussion reflects our analysis, opinions and portfolio holdings as of June 30, 2003, the end of the reporting period. Our strategies and the Fund’s portfolio composition will change depending on market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the advisor makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Top 10 Holdings

Franklin Small Cap Fund

6/30/03

Company Sector/Industry	% of Total Net Assets

Varian Semiconductor Equipment Associates Inc.	2.0%
Electronic Technology

Tektronix Inc.	1.8%
Electronic Technology

Lam Research Corp.	1.7%
Electronic Technology

Integrated Circuit Systems Inc.	1.7%
Electronic Technology

Mettler-Toledo International Inc. (Switzerland)	1.5%
Producer Manufacturing

Affiliated Computer Services Inc., A	1.4%
Technology Services

Micrel Inc.	1.3%
Electronic Technology

National Instruments Corp.	1.3%
Technology Services

Varco International Inc.	1.2%
Industrial Services

Expeditors International of Washington Inc.	1.2%
Transportation

The dollar value, number shares or principal amount, and complete legal titles of all portfolio holdings are listed in the Fund’s Statement of Investments.

FSC-2

FRANKLIN SMALL CAP FUND

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

SUPPLEMENT DATED AUGUST 15, 2003

TO THE PROSPECTUS DATED MAY 1, 2003

The prospectus is amended as follows:

1. In the performance chart on page FSC-3 of Class 2, the annual total return for the year 1998 is replaced with -0.98%.

2. The MANAGEMENT section on page FSC-5 is replaced with the following:

Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo CA 94403-1906, is the Fund’s investment manager.

MANAGEMENT TEAM    The team responsible for managing the Fund is:

Michael McCarthy, CFA SENIOR VICE PRESIDENT, ADVISERS	Mr. McCarthy has been a manager of the Fund since its inception, and has been with Franklin Templeton Investments since 1992.

Edward B. Jamieson EXECUTIVE VICE PRESIDENT, ADVISERS	Mr. Jamieson has been a manager of the Fund since its inception, and has been with Franklin Templeton Investments since 1987.

Aidan O’Connell VICE PRESIDENT, ADVISERS	Mr. O’Connell has been a manager of the Fund since 1998, and has been with Franklin Templeton Investments since 1998.

The Fund pays Advisers a fee for managing the Fund’s assets. For the fiscal year ended December 31, 2002, the management fee, before any reduction, was 0.53% of the Fund’s average daily net assets. Under an agreement by Advisers to reduce its fees to reflect reduced services resulting from the Fund’s investment in a Franklin Templeton money fund, the Fund paid 0.48% of its average daily net assets to Advisers for its services. This reduction is required by the Board and an SEC order.

3. In the FINANCIAL HIGHLIGHTS on page FSC-6, the rate of expenses to average net assets for the year 2002 is replaced with 1.04%.

Please keep this supplement for future reference.

FSC-3

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN SMALL CAP FUND

Financial Highlights

	Class 1
	Six Months Ended June 30, 2003 (unaudited)		Year Ended December 31,
			2002	2001	2000	1999	1998

Per share operating performance
(For a share outstanding throughout the period)

Net asset value, beginning of period	$12.79		$17.97	$21.25	$26.87	$13.72	$15.05

Income from investment operations:
Net investment income (loss)[a]	(.01)		(.02)	.09	.11	(.01)	.07
Net realized and unrealized gains (losses)	1.67		(5.09)	(3.28)	(3.81)	13.25	(.20)

Total from investment operations	1.66		(5.11)	(3.19)	(3.70)	13.24	(.13)

Less distributions from:
Net investment income	—		(.07)	(.09)	—	(.08)	(.01)
Net realized gains	—		—	—	(1.92)	(.01)	(1.19)

Total distributions	—		(.07)	(.09)	(1.92)	(.09)	(1.20)

Net asset value, end of period	$14.45		$12.79	$17.97	$21.25	$26.87	$13.72

Total return[b]	12.98%		(28.52)%	(15.02)%	(14.60)%	96.94%	(.98)%

Ratios/supplemental data
Net assets, end of period (000’s)	$168,766		$164,350	$266,694	$387,474	$488,062	$315,460
Ratios to average net assets:
Expenses	.79%	[c]	.79%	.76%	.75%	.77%	.77%
Net investment income (loss)	(.18)%	[c]	(.16)%	.50%	.42%	(.05)%	.51%
Portfolio turnover rate	16.48%		29.59%	37.94%	19.49%	39.49%	53.01%

[a] Based on average shares outstanding effective year ended December 31, 1999.
[b] Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
[c] Annualized

FSC-4

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN SMALL CAP FUND

Financial Highlights (continued)

	Class 2
	Six Months Ended June 30, 2003 (unaudited)		Year Ended December 31,

			2002	2001	2000	1999[c]

Per share operating performance
(For a share outstanding throughout the period)

Net asset value, beginning of period	$12.70		$17.85	$21.14	$26.80	$14.25

Income from investment operations:
Net investment income (loss)	(.03)		(.06)	.03	.12	(.04)
Net realized and unrealized gains (losses)	1.66		(5.05)	(3.25)	(3.86)	12.68

Total from investment operations	1.63		(5.11)	(3.22)	(3.74)	12.64

Less distributions from:
Net investment income	—		(.04)	(.07)	—	(.08)
Net realized gains	—		—	—	(1.92)	(.01)

Total distributions	—		(.04)	(.07)	(1.92)	(.09)

Net asset value, end of period	$14.33		$12.70	$17.85	$21.14	$26.80

Total return[a]	12.83%		(28.68)%	(15.25)%	(14.76)%	89.05%

Ratios/supplemental data
Net assets, end of period (000’s)	$586,131		$415,952	$401,663	$301,420	$6,156
Ratios to average net assets:
Expenses	1.04%	[b]	1.04%	1.01%	1.00%	1.02% [b]
Net investment income (loss)	(.43)%	[b]	(.41)%	.19%	.49%	(.18)% [b]
Portfolio turnover rate	16.48%		29.59%	37.94%	19.49%	39.49%

aTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

[b]Annualized

cFor the period January 6, 1999 (effective date) to December 31, 1999.

FSC-5

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN SMALL CAP FUND

Statement of Investments, June 30, 2003 (unaudited)

	SHARES	VALUE

Common Stocks 86.7%
Commercial Services 4.1%
[a]Aquantive Inc.	194,500	$2,042,250
[a]Corporate Executive Board Co.	110,000	4,490,200
[a]DoubleClick Inc.	191,700	1,773,225
Fair Isaac Inc.	75,255	3,871,870
[a]Lamar Advertising Co., A	32,000	1,126,720
[a]Learning Tree International Inc.	52,000	812,760
[a]Maximus Inc.	250,000	6,907,500
Pittston Brinks Group	209,400	3,050,958
[a]PRG-Schultz International Inc.	309,200	1,824,280
R.R. Donnelley & Sons Co.	21,200	554,168
[a]Resources Connection Inc.	74,600	1,779,956
Robert Half International Inc.	19,000	359,860
[a]ValueClick Inc.	348,900	2,103,867

		30,697,614

Communications .8%
[a]Alaska Communications Systems Holdings Inc.	86,900	305,888
CenturyTel Inc.	40,900	1,425,365
[a]NII Holdings Inc., B	105,600	4,041,312

		5,772,565

Consumer Non-Durables .5%
Adolph Coors Co., B	46,600	2,282,468
Wolverine World Wide Inc.	84,800	1,633,248

		3,915,716

Consumer Services 4.3%
[a]Argosy Gaming Co.	175,000	3,659,250
[a]Entercom Communications Corp.	62,000	3,038,620
[a]Entravision Communications Corp.	735,000	8,342,250
[a]Hispanic Broadcasting Corp., A	226,100	5,754,245
[a]Insight Communications Co. Inc., A	90,400	1,191,472
[a]Jack in the Box Inc.	72,200	1,610,060
[a]Mediacom Communications Corp., A	362,600	3,578,862
[a]Radio One Inc.	39,500	705,470
[a]Radio One Inc., D	42,900	762,333
[a]Station Casinos Inc.	137,100	3,461,775

		32,104,337

Distribution Services .6%
[a]Fisher Scientific International Inc.	59,500	2,076,550
[a]Performance Food Group Co.	70,300	2,601,100

		4,677,650

Electronic Technology 20.5%
[a]Advanced Energy Industries Inc.	375,000	5,343,750
[a]Advanced Fibre Communications Inc.	213,600	3,475,272
[a]Anaren Inc.	240,200	2,250,674
[a]Avocent Corp.	177,100	5,300,603
[a]Catapult Communications Corp.	38,100	404,622
[a]Coherent Inc.	300,000	7,104,000
[a]Credence Systems Corp.	350,000	2,964,500

FSC-6

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN SMALL CAP FUND

Statement of Investments, June 30, 2003 (unaudited) (cont.)

	SHARES	VALUE

Common Stocks (cont.)
Electronic Technology (cont.)
[a]Cymer Inc.	150,000	$4,801,500
[a]DRS Technologies Inc.	164,400	4,590,048
[a]Electro Scientific Industries Inc.	144,800	2,195,168
[a]EMCORE Corp.	89,200	292,576
[a]Integrated Circuit Systems Inc.	403,300	12,675,719
[a]Integrated Device Technology Inc.	385,000	4,254,250
[a]Intersil Corp.	136,200	3,624,282
[a]L-3 Communications Holdings Inc.	117,500	5,110,075
[a]Lam Research Corp.	700,000	12,747,000
[a]Lattice Semiconductor Corp.	413,900	3,406,397
[a]McDATA Corp., A	415,000	6,088,050
[a]Micrel Inc.	934,100	9,705,299
[a]Novellus Systems Inc.	137,700	5,042,712
[a]PLX Technology Inc.	265,000	1,044,100
[a]PMC-Sierra Inc. (Canada)	166,502	1,953,068
[a]Polycom Inc.	140,300	1,944,558
[a]Semtech Corp.	630,000	8,971,200
[a]Stratex Networks Inc.	61,100	195,520
[a]Synopsys Inc.	102,400	6,333,440
[a]Tektronix Inc.	638,500	13,791,600
[a]Varian Semiconductor Equipment Associates Inc.	499,700	14,871,072
[a]Vitesse Semiconductor Corp.	855,600	4,209,552

		154,690,607

Energy Minerals 2.5%
Cabot Oil & Gas Corp., A	115,000	3,175,150
Chesapeake Energy Corp.	331,900	3,352,190
Frontier Oil Corp.	21,100	320,720
[a]Newfield Exploration Co.	180,000	6,759,000
[a]Spinnaker Exploration Co.	90,000	2,358,000
[a]Tom Brown Inc.	115,000	3,195,850

		19,160,910

Finance 7.4%
American Capital Strategies Ltd.	214,500	5,349,630
Cullen/Frost Bankers Inc.	111,800	3,588,780
Federated Investors Inc., B	192,900	5,289,318
[a]Financial Federal Corp.	175,000	4,270,000
General Growth Properties Inc.	52,000	3,246,880
Glenborough Realty Trust Inc.	49,000	938,350
[a]Investment Technology Group Inc.	55,000	1,023,000
Labranche & Co. Inc.	275,000	5,689,750
MeriStar Hospitality Corp.	271,784	1,396,970
National Commerce Financial Corp.	103,800	2,303,322
Radian Group Inc.	77,676	2,846,825
[a]Silicon Valley Bancshares	145,100	3,454,831
SL Green Realty Corp.	80,000	2,791,200
TCF Financial Corp.	85,000	3,386,400
Waddell & Reed Financial Inc., A	200,000	5,134,000

FSC-7

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN SMALL CAP FUND

Statement of Investments, June 30, 2003 (unaudited) (cont.)

	SHARES	VALUE

Common Stocks (cont.)
Finance (cont.)
Westcorp	75,000	$2,100,000
[a]WFS Financial Inc.	85,100	2,851,701

		55,660,957

Health Services 3.3%
[a]Coventry Health Care Inc.	123,800	5,714,608
[a]LifePoint Hospitals Inc.	167,500	3,507,450
[a]Pharmaceutical Product Development Inc.	166,800	4,792,164
[a]Renal Care Group Inc.	137,350	4,836,093
[a]Select Medical Corp.	98,400	2,443,272
[a]Sierra Health Services Inc.	179,400	3,588,000

		24,881,587

Health Technology 7.2%
[a]Alkermes Inc.	100,000	1,075,000
Alpharma Inc., A	140,400	3,032,640
[a]Cerus Corp.	128,700	969,111
[a]CIMA Labs Inc.	31,600	849,724
[a]Conceptus Inc.	435,000	6,111,750
[a]First Horizon Pharmaceutical Corp.	654,400	2,584,880
Galen Holdings PLC, ADR (United Kingdom)	100,000	3,500,000
[a]Integra LifeSciences Holdings Corp.	85,900	2,266,042
[a]InterMune Inc.	200,000	3,222,000
[a]Kosan Biosciences Inc.	466,100	2,749,990
[a]NPS Pharmaceuticals Inc.	165,000	4,016,100
[a]OSI Pharmaceuticals Inc.	261,400	8,419,694
[a]Thoratec Corp.	296,100	4,411,890
[a]United Therapeutics Corp.	179,900	3,918,222
[a]Varian Medical Systems Inc.	112,000	6,447,840
[a]Ventana Medical Systems Inc.	42,700	1,160,586
		54,735,469
Industrial Services 5.0%
[a]Allied Waste Industries Inc.	250,000	2,512,500
[a]Atwood Oceanics Inc.	59,200	1,607,280
[a]Core Laboratories NV (Netherlands)	100,000	1,080,000
[a]Grey Wolf Inc.	568,800	2,297,952
[a]Hydril Co.	29,314	798,807
[a]Oil States International Inc.	200,000	2,420,000
[a]Pride International Inc.	270,000	5,081,400
[a]Rowan Cos. Inc.	225,000	5,040,000
[a]Superior Energy Services Inc.	285,000	2,701,800
[a]Trico Marine Services Inc.	88,000	344,960
[a]Varco International Inc.	475,000	9,310,000
[a]Waste Connections Inc.	131,600	4,612,580
		37,807,279
Non-Energy Minerals 1.8%
Lafarge North America Inc.	100,000	3,090,000
Olin Corp.	500,000	8,550,000
Reliance Steel & Aluminum Co.	108,800	2,252,160
		13,892,160

FSC-8

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN SMALL CAP FUND

Statement of Investments, June 30, 2003 (unaudited) (cont.)

	SHARES	VALUE

Common Stocks (cont.)
Process Industries 3.6%
Bowater Inc.	50,000	$1,872,500
Bunge Ltd.	237,300	6,786,780
[a]CUNO Inc.	12,800	462,336
[a]FMC Corp.	187,100	4,234,073
Minerals Technologies Inc.	75,000	3,649,500
Nova Chemicals Corp. (Canada)	300,000	5,712,000
Valspar Corp.	100,300	4,234,666
		26,951,855
Producer Manufacturing 6.8%
CNH Global NV (Netherlands)	130,000	1,240,200
[a]Flowserve Corp.	325,000	6,392,750
[a]Gentex Corp.	300,000	9,183,000
Gibraltar Steel Corp.	148,100	3,033,088
[a]Mettler-Toledo International Inc. (Switzerland)	305,600	11,200,240
Milacron Inc.	330,800	1,617,612
Oshkosh Truck Corp.	65,000	3,855,800
Pentair Inc.	60,000	2,343,600
[a]Varian Inc.	195,100	6,764,117
[a]Wilson Greatbatch Technologies Inc.	150,000	5,415,000
		51,045,407
Retail Trade 3.9%
[a]Charming Shoppes Inc.	1,125,000	5,591,250
Foot Locker Inc.	400,000	5,300,000
Fred’s Inc.	140,000	5,205,200
[a]J. Jill Group Inc.	250,000	4,210,000
[a]The Men’s Wearhouse Inc.	42,000	917,700
[a]Tuesday Morning Corp.	275,000	7,232,500
[a]Urban Outfitters Inc.	25,200	904,680
		29,361,330
Technology Services 10.4%
[a]Affiliated Computer Services Inc., A	238,200	10,892,886
[a]Ask Jeeves Inc.	153,100	2,105,125
[a]Aspen Technology Inc.	925,000	4,440,000
[a]Bearingpoint Inc.	211,300	2,039,045
[a]Borland Software Corp.	545,000	5,324,650
[a]Cognizant Technology Solutions Corp., A	157,300	3,831,828
[a]Documentum Inc.	58,600	1,152,662
[a]Entrust Inc.	750,000	2,205,000
[a]Hyperion Solutions Corp.	52,700	1,779,152
[a]Informatica Corp.	500,000	3,455,000
[a]Interwoven Inc.	35,600	79,032
[a]Mercury Interactive Corp.	98,300	3,795,363
[a]Micromuse Inc.	370,000	2,956,300
[a]National Instruments Corp.	250,000	9,445,000
[a]NetIQ Corp.	277,500	4,290,150
[a]Overture Services Inc.	110,600	2,005,178
[a]Quest Software Inc.	319,000	3,796,100
[a]Retek Inc.	175,000	1,120,000
[a]RSA Security Inc.	287,400	3,089,550

FSC-9

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN SMALL CAP FUND

Statement of Investments, June 30, 2003 (unaudited) (cont.)

	SHARES	VALUE

Common Stocks (cont.)
Technology Services (cont.)
[a]Sapient Corp.	758,400	$2,100,768
[a]United Online Inc.	45,200	1,145,368
[a]Verity Inc.	302,600	3,830,916
[a]webMethods Inc.	209,390	1,702,341
[a]Wind River Systems Inc.	585,000	2,228,850
		78,810,264
Transportation 3.4%
Airborne Inc.	84,750	1,771,275
[a]Alaska Air Group Inc.	61,100	1,310,595
[a]Atlantic Coast Airlines Holdings Inc.	248,000	3,345,520
C.H. Robinson Worldwide Inc.	216,800	7,709,408
CNF Inc.	15,100	383,238
Expeditors International of Washington Inc.	267,100	9,252,344
SkyWest Inc.	120,000	2,287,200
		26,059,580
Utilities .6%
Atmos Energy Corp.	75,000	1,860,000
Energen Corp.	60,000	1,998,000
[a]Sierra Pacific Resources Co.	54,700	324,918
		4,182,918
Total Common Stocks (Cost $611,705,387)		654,408,205
Preferred Stocks
Electronic Technology
[a,b]3Ware Inc., pfd., A-1	6,968	65,499
[a,b]3Ware Inc., pfd., D	41,093	—

Total Preferred Stocks (Cost $294,675)		65,499

Total Long Term Investments (Cost $612,000,062)		654,473,704

Short Term Investment (Cost $106,141,916) 14.1%
[c]Franklin Institutional Fiduciary Trust Money Market Portfolio	106,141,916	106,141,916

Total Investments (Cost $718,141,978) 100.8%		760,615,620
Other Assets, less Liabilities (.8)%		(5,717,757)

Net Assets 100.0%		$754,897,863

aNon-income producing

bSee Note 7 regarding restricted securities.

cSee Note 6 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio.

FSC-10

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN SMALL CAP FUND

Financial Statements

Statement of Assets and Liabilities

June 30, 2003 (unaudited)

Assets:
Investments in securities:
Cost	$718,141,978

Value	760,615,620
Receivables:
Investment securities sold	1,348,951
Capital shares sold	1,188,523
Dividends	152,790

Total assets	763,305,884

Liabilities:
Payables:
Investment securities purchased	7,289,782
Capital shares redeemed	374,342
Affiliates	668,664
Other liabilities	75,233

Total liabilities	8,408,021

Net assets, at value	$754,897,863

Net assets consist of:
Undistributed net investment income	$(1,131,969)
Net unrealized appreciation (depreciation)	42,473,642
Accumulated net realized gain (loss)	(165,930,649)
Capital shares	879,486,839

Net assets, at value	$754,897,863

Class 1:
Net assets, at value	$168,766,491

Shares outstanding	11,682,723

Net asset value and maximum offering price per share	$14.45

Class 2:
Net assets, at value	$586,131,372

Shares outstanding	40,915,857

Net asset value and maximum offering price per share	$14.33

FSC-11

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN SMALL CAP FUND

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2003 (unaudited)

Investment income:
(Net of foreign taxes and fees $15,748)
Dividends	$1,905,074

Expenses:
Management fees (Note 3)	1,502,119
Administrative fees (Note 3)	775,975
Distribution fees - Class 2 (Note 3)	580,731
Reports to shareholders	123,483
Other	54,735

Total expenses	3,037,043

Net investment income (loss)	(1,131,969)

Realized and unrealized gains and (losses):
Net realized gain (loss) from:
Investments	(38,800,662)
Foreign currency transactions	(1,141)

Net realized gain (loss)	(38,801,803)
Net unrealized appreciation (depreciation) on investments	122,647,318

Net realized and unrealized gain (loss)	83,845,515

Net increase (decrease) in net assets resulting from operations	$82,713,546

FSC-12

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN SMALL CAP FUND

Financial Statements (continued)

Statements of Changes in Net Assets

for the six months ended June 30, 2003 (unaudited)  and the year ended December 31, 2002

	Six Months Ended June 30, 2003	Year Ended December 31, 2002

Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$(1,131,969)	$(1,931,994)
Net realized gain (loss) from investments and foreign currency transactions	(38,801,803)	(80,346,044)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	122,647,318	(129,271,878)

Net increase (decrease) in net assets resulting from operations	82,713,546	(211,549,916)
Distributions to shareholders from:
Net investment income:
Class 1	—	(968,151)
Class 2	—	(994,005)

Total distributions to shareholders	—	(1,962,156)
Capital share transactions: (Note 2)
Class 1	(14,895,796)	(25,542,310)
Class 2	106,778,437	150,999,228

Total capital share transactions	91,882,641	125,456,918
Net increase (decrease) in net assets	174,596,187	(88,055,154)
Net assets:
Beginning of period	580,301,676	668,356,830

End of period	$754,897,863	$580,301,676

Undistributed net investment income included in net assets:
End of period	$(1,131,969)	$—

FSC-13

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN SMALL CAP FUND

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of twenty-two series (the Funds). Franklin Small Cap Fund (the Fund) included in this report is diversified. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. The Fund’s investment objective is capital growth.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the last reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Restricted securities and securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Foreign Currency Contracts

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

d. Income Taxes

No provision has been made for income taxes because the Fund’s policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

FSC-14

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN SMALL CAP FUND

Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (cont.)

e. Security Transactions, Investment Income, Expenses and Distributions (cont.)

Distributions received by the Fund from securities may be a return of capital (ROC). Such distributions reduce the cost basis of the securities, and any distributions in excess of the cost basis are recognized as capital gains.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets. Other expenses are charged to each Fund on a specific identification basis.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

f. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

The Fund offers two classes of shares: Class 1 and 2. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At June 30, 2003, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2003		Year Ended December 31, 2002

Class 1 Shares:	Shares	Amount	Shares	Amount

Share sold	212,003	$2,834,481	1,153,418	$18,182,473
Shares issued on merger (Note 8)[a]	131,849	1,739,071	1,202,758	20,098,091
Shares issued in reinvestment of distributions	—	—	63,569	968,152
Shares redeemed	(1,506,350)	(19,469,348)	(4,419,152)	(64,791,026)

Net increase (decrease)	(1,162,498)	$(14,895,796)	(1,999,407)	$(25,542,310)

Class 2 Shares:
Share sold	10,121,198	$131,742,803	23,004,447	$326,745,200
Shares issued on merger (Note 8)[a]	986,724	12,916,332	36,720	609,184
Shares issued in reinvestment of distributions	—	—	65,654	994,005
Shares redeemed	(2,934,667)	(37,880,698)	(12,868,867)	(177,349,161)

Net increase (decrease)	8,173,255	$106,778,437	10,237,954	$150,999,228

[a]On May 1, 2002, The Fund acquired the net assets of Frankin Global Health Care Securities Fund in a taxable exchange pursuant to a plan of reorganization approved by the Franklin Global Health Care Securities Fund shareholders.

FSC-15

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN SMALL CAP FUND

Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of the following entities:

Entity	Affiliation

Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin/Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin/Templeton Investor Services, LLC (Investor Services)	Transfer Agent

The Fund pays an investment management fee to Advisers based on the average net assets of the Fund as follows:

Annualized Fee Rate	Daily Net Assets

.55%	First $500 million
.45%	Over $500 million, up to and including $1 billion
.40%	Over $1 billion, up to and including $1.5 billion

Fees are further reduced on net assets over $1.5 billion.

The Fund pays an administration fee to FT Services of .25% per year of the average daily net assets of the Fund.

The Fund reimburses Distributors up to .25% per year of its average daily net assets of Class 2 for costs incurred in marketing the Fund’s shares.

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. INCOME TAXES

At December 31, 2002, the Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

Capital loss carryovers expiring in:
2008	$11,665,898
2009	23,790,865
2010	89,640,011

$125,096,774

At December 31, 2002, the Fund has deferred capital losses and deferred currency losses occurring subsequent to October 31, 2002 of $1,879,520 and $247, respectively. For tax purposes, such losses will be reflected in the year ending December 31, 2003.

Net investment income differs for financial statement and tax purposes primarily due to differing treatments for foreign currency transactions.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales and foreign currency transactions.

FSC-16

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN SMALL CAP FUND

Notes to Financial Statements (unaudited) (continued)

4. INCOME TAXES (cont.)

At June 30, 2003, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes of $718,157,446 was as follows:

Unrealized appreciation	$114,126,136
Unrealized depreciation	(71,667,962)

Net unrealized appreciation	$42,458,174

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended June 30, 2003 aggregated $141,140,417 and $90,014,890, respectively.

6. INVESTMENT IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Advisers or one of its affiliates. Management fees paid by the Fund are reduced on assets invested in the Sweep Money fund, in an amount not to exceed the management fees paid by the Sweep Money Fund. The Fund earned $406,744 of dividend income from investment in the Sweep Money Fund for the period ended June 30, 2003.

7. RESTRICTED SECURITIES

At June 30, 2003, investments in securities included issues that are restricted or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. At June 30, 2003, the Fund held investments in restricted and illiquid securities that were valued under approved methods by the Trustees, as follows:

Shares	Issuer	Acquisition Date	Cost	Value

6,968	3 Ware Inc., pfd, A-1	12/17/02	65,499	$65,499
41,093	3 Ware Inc., pfd., D	7/28/00	$229,176	—

Total Restricted Securities (.01% of net assets)				$65,499

8. MERGER OF FRANKLIN TECHNOLOGY SECURITIES FUND

On May 1, 2003, the Franklin Templeton Variable Insurance Products Trust Franklin Small Cap Fund acquired the net assets of the Franklin Technology Securities Fund pursuant to a plan of reorganization. The merger was accomplished by a taxable exchange, and accounted for as a purchase.

The selected financial information and shares outstanding immediately before and after the acquisition were as follows:

	Class 1			Class 2

Fund Name	Net Assets	NAV	Shares	Net Assets	NAV	Shares

Franklin Technology Securities Fund	$1,739,071	$3.30	527,220	$12,916,332	$3.28	3,942,678
Franklin Small Cap Fund	158,617,460	13.19	12,023,169	483,814,924	13.09	36,965,893

Franklin Small Cap Fund - post merger	$160,356,531	$13.19	12,155,018	$496,731,256	$13.09	37,952,617

FSC-17

FRANKLIN SMALL CAP VALUE SECURITIES FUND

Fund Goal and Primary Investments: Franklin Small Cap Value Securities Fund seeks long-term total return. The Fund invests primarily in investments of small capitalization companies that the Fund’s manager believes are undervalued.

This semiannual report for Franklin Small Cap Value Securities Fund covers the period ended June 30, 2003. During the six months under review, the U.S. economy continued to be mixed, despite the Federal Reserve Board’s (the Fed’s) 25 basis-point (0.25%) federal funds target rate cut in June 2003, which brought short-term interest rates to a 45-year low of 1.00%. Low interest rates helped keep the housing market strong. Corporate earnings seemed to improve, and businesses began to spend more on refurbishing their technologies. However, unemployment remained relatively high, weighing on consumer sentiment. For the period under review, small capitalization stocks generally ended in positive territory. Within the small capitalization universe, growth stocks marginally outpaced their value-oriented counterparts, according to the Frank Russell Company.

Our value investment strategy focuses on securities selling at low prices compared with our analysis of the underlying companies’ earnings, cash flow, book value and/or sales. We also search for understated assets such as real estate, tax-loss carry forwards or valuable intangibles such as patents or distribution networks. We even consider “fallen angels” — former growth companies that have suffered setbacks and sharp share price declines but in our view still retain significant long-term potential. As patient investors, we can benefit from such bargains if other investors eventually recognize their value and bid up share prices over time.

For the six months ended June 30, 2003, Franklin Small Cap Value Securities Fund’s Class 2 shares posted a +9.49% cumulative total return but underperformed the benchmark Russell 2000® Value Index, which rose 16.49% during the same time.1 Broader stock market performance was mixed compared with the Fund’s, as the Dow Jones Industrial Average, Standard & Poor’s 500 Composite Index (S&P 500)

1. Source: Standard & Poor’s Micropal. Ongoing market volatility can significantly affect short-term performance; recent returns may differ. Performance reflects the Fund’s Class 2 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges. The Russell 2000 Value Index is market capitalization-weighted and measures performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio.

FSV-1

and technology-heavy Nasdaq Composite Index (Nasdaq) rallied to return 9.02%, 11.75% and 21.90%, respectively, over the six-month reporting period.2

We were pleased with our investments in the energy minerals sector, including gains in coal stocks. However, some of our transportation holdings were disappointing, possibly due to continued terrorist threats, the war in Iraq and the economic impact of the severe acute respiratory syndrome (SARS) outbreak. Such losses were mitigated by gains in selected portfolio holdings across disparate sectors, and included successful buyouts of three of our portfolio stocks. Holly Corp. was acquired by Frontier Oil; Airborne was bought out by Deutsche Post; and Clayton Homes was picked up by Berkshire Hathaway — the latter two at premiums to their prior day closing prices.

We remain steadfast and committed to our value investment strategy as we actively seek to take advantage of opportunities to buy what we consider undervalued, high-quality companies with strong underlying fundamentals. We apply our strategy attempting to position the Fund for strong long-term performance. As always, we value your support and welcome your questions and comments.

2. Source: Standard & Poor’s Micropal. The Dow Jones Industrial Average (the Dow®) is price-weighted based on the average market price of stocks of 30 blue chip companies that are generally considered industry leaders. Total return for the Dow is calculated by Wilshire Associates, Inc. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock’s weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The Nasdaq measures all domestic and international common stocks listed on the Nasdaq Stock Market. The index is market value-weighted and includes over 4,000 companies.

This discussion reflects our analysis, opinions and portfolio holdings as of June 30, 2003, the end of the reporting period. Our strategies and the Fund’s portfolio composition will change depending on market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the advisor makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Top 10 Holdings

Franklin Small Cap Value Securities Fund

6/30/03

Company Sector/Industry	% of Total Net Assets

Russ Berrie & Co. Inc.	2.2%
Consumer Durables

Peabody Energy Corp.	2.1%
Energy Minerals

Mettler-Toledo International Inc. (Switzerland)	2.0%
Producer Manufacturing

Consol Energy Inc.	2.0%
Energy Minerals

Avocent Corp.	1.9%
Electronic Technology

Teekay Shipping Corp. (Bahamas)	1.9%
Transportation

Arch Coal Inc.	1.8%
Energy Minerals

SkyWest Inc.	1.8%
Transportation

Superior Industries International Inc.	1.6%
Producer Manufacturing

Brown Shoe Co. Inc.	1.6%
Consumer Non-Durables

The dollar value, number of shares or principal amount, and complete legal titles of all portfolio holdings are listed in the Fund’s Statement of Investments.

FSV-2

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN SMALL CAP VALUE SECURITIES FUND

Financial Highlights

	Class 1
	Six Months Ended June 30, 2003 (unaudited)		Year Ended December 31,
			2002	2001	2000	1999	1998[c]

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$ 9.70		$ 10.97	$ 9.86	$ 7.90	$ 7.79	$10.00

Income from investment operations:
Net investment income[a]	.03		.07	.11	.10	.05	.02
Net realized and unrealized gains (losses)	.90		(1.01)	1.29	1.89	.08	(2.23)

Total from investment operations	.93		(.94)	1.40	1.99	.13	(2.21)

Less distributions from:
Net investment income	(.03)		(.05)	(.05)	(.03)	(.02)	—
Net realized gains	—		(.28)	(.24)	—	—	—

Total distributions	(.03)		(.33)	(.29)	(.03)	(.02)	—

Net asset value, end of period	$ 10.60		$ 9.70	$ 10.97	$ 9.86	$ 7.90	$ 7.79

Total return[b]	9.62%		(9.05)%	14.21%	25.23%	1.65%	(22.10)%
Ratios/supplemental data
Net assets, end of period (000’s)	$29,545		$28,720	$32,604	$19,455	$11,320	$9,013
Ratios to average net assets:
Expenses	.76%	[d]	.76%	.77%	.84%	.81%	.83%	[d]
Net investment income	.66%	[d]	.63%	1.07%	1.13%	.65%	.95%	[d]
Portfolio turnover rate	5.07%		5.11%	40.54%	42.47%	61.23%	22.79%

[a]Based on average shares outstanding effective year ended December 31, 1999.
[b]Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
[c]For the period May 1, 1998 (effective date) to December 31, 1998.
[d]Annualized

FSV-3

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN SMALL CAP VALUE SECURITIES FUND

Financial Highlights (continued)

	Class 2
	Six Months Ended June 30, 2002 (unaudited)		Year Ended December 31,
			2002	2001	2000	1999[c]

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$ 9.61		$ 10.89	$ 9.81	$ 7.88	$ 7.97

Income from investment operations:
Net investment income[a]	.02		.04	.08	.08	.05
Net realized and unrealized gains (losses)	.89		(1.00)	1.28	1.88	(.12)

Total from investment operations	.91		(.96)	1.36	1.96	(.07)

Less distributions from:
Net investment income	(.02)		(.04)	(.04)	(.03)	(.02)
Net realized gains	—		(.28)	(.24)	—	—

Total distributions	(.02)		(.32)	(.28)	(.03)	(.02)

Net asset value, end of period	$ 10.50		$ 9.61	$ 10.89	$ 9.81	$ 7.88

Total return[b]	9.49%		(9.26)%	13.79%	25.02%	(.90)%
Ratios/supplemental data
Net assets, end of period (000’s)	$198,097		$125,302	$34,282	$7,209	$1,263
Ratios to average net assets:
Expenses	1.01%	[d]	1.01%	1.02%	1.09%	1.06% [d]
Net investment income	.41%	[d]	.38%	.81%	.90%	.62% [d]
Portfolio turnover rate	5.07%		5.11%	40.54%	42.47%	61.23%

a Based on average shares outstanding.

b Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

c For the period January 6, 1999 (effective date) to December 31, 1999.

d Annualized

FSV-4

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN SMALL CAP VALUE SECURITIES FUND

Statement of Investments, June 30, 2003 (unaudited)

	SHARES	VALUE

Closed End Mutual Funds .6%
High Income Opportunity Fund Inc.	71,500	$531,960
High Yield Income Fund Inc.	34,200	189,468
Managed High Income Portfolio Inc.	73,000	542,390
Total Closed End Mutual Funds (Cost $1,492,131)		1,263,818
Common Stocks 94.6%
Commercial Services .8%
ABM Industries Inc.	120,000	1,848,000
Consumer Durables 7.9%
Action Performance Cos. Inc.	130,300	2,475,700
Briggs & Stratton Corp.	50,000	2,525,000
Clayton Homes Inc.	112,100	1,406,855
D.R. Horton Inc.	14,250	400,425
[a]Hooker Furniture Corp.	25,100	617,209
La-Z-Boy Inc.	97,000	2,170,860
M/I Schottenstein Homes Inc.	7,000	298,760
[a]Monaco Coach Corp.	190,000	2,912,700
Russ Berrie & Co. Inc.	140,000	5,111,400
		17,918,909
Consumer Non-Durables 4.6%
Brown Shoe Co. Inc.	125,000	3,725,000
Oshkosh B’Gosh Inc., A	35,000	945,000
Standard Commercial Corp.	48,500	824,500
[a]Timberland Co., A	67,500	3,568,050
[a]Tommy Hilfiger Corp.	115,800	1,069,992
Wolverine World Wide Inc.	13,000	250,380
		10,382,922
Consumer Services 2.6%
[a]Aztar Corp.	185,000	2,980,350
Intrawest Corp. (Canada)	225,000	2,965,500
		5,945,850
Electronic Technology 4.1%
[a]Avocent Corp.	145,000	4,339,850
Cohu Inc.	105,000	1,638,000
Diebold Inc.	80,000	3,460,000
[a]SPACEHAB Inc.	13,500	12,825
		9,450,675
Energy Minerals 7.6%
Arch Coal Inc.	180,000	4,136,400
Consol Energy Inc.	196,000	4,457,040
Holly Corp.	30,000	828,000
[a]Nuevo Energy Co.	110,600	1,929,970
Peabody Energy Corp.	140,000	4,702,600
[a]Pioneer Natural Resources Co.	45,000	1,174,500
		17,228,510
Finance 10.9%
American National Insurance Co.	30,000	2,591,790
Arthur J. Gallagher & Co.	96,000	2,611,200
Chemical Financial Corp.	1,200	35,760
First Indiana Corp.	42,500	727,600
Hancock Holding Co.	35,000	1,647,100

FSV-5

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN SMALL CAP VALUE SECURITIES FUND

Statement of Investments, June 30, 2003 (unaudited) (cont.)

	SHARES	VALUE

Common Stocks (cont.)
Finance (cont.)
Harleysville Group Inc.	95,000	$2,186,900
IPC Holdings Ltd. (Bermuda)	85,000	2,847,500
Peoples Bancorp Inc.	67,000	1,693,090
The PMI Group Inc.	65,000	1,744,600
Presidential Life Corp.	190,000	2,680,900
RLI Corp.	110,000	3,619,000
StanCorp Financial Group Inc.	45,000	2,349,900
		24,735,340
Health Technology 1.0%
ICN Pharmaceuticals Inc.	55,000	921,800
West Pharmaceutical Services Inc.	57,000	1,396,500
		2,318,300
Industrial Services 5.6%
[a]Atwood Oceanics Inc.	85,000	2,307,750
ENSCO International Inc.	27,500	739,750
[a]Global Industries Ltd.	525,000	2,530,500
GlobalSantaFe Corp.	17,500	408,450
[a]Offshore Logistics Inc.	108,300	2,355,525
[a]Oil States International Inc.	151,000	1,827,100
[a]Rowan Cos. Inc.	100,000	2,240,000
[a]Transocean Inc.	13,000	285,610
		12,694,685
Non-Energy Minerals 2.9%
Reliance Steel & Aluminum Co.	165,000	3,415,500
United States Steel Corp.	200,000	3,274,000
		6,689,500
Process Industries 7.4%
AptarGroup Inc.	70,000	2,520,000
Bunge Ltd.	130,000	3,718,000
Cabot Corp.	90,000	2,583,000
Myers Industries Inc.	193,400	1,837,300
Olin Corp.	160,000	2,736,000
RPM International Inc.	250,000	3,437,500
		16,831,800
Producer Manufacturing 19.6%
American Woodmark Corp.	10,600	493,536
[a]Cable Design Technologies Corp.	204,000	1,458,600
Carlisle Cos. Inc.	20,000	843,200
CIRCOR International Inc.	105,000	1,872,150
CNH Global NV (Netherlands)	97,000	925,380
[a]Genlyte Group Inc.	50,000	1,748,500
Graco Inc.	104,400	3,340,800
JLG Industries Inc.	107,400	730,320
Lancaster Colony Corp.	60,000	2,319,600
[a]Lone Star Technologies Inc.	125,000	2,647,500
[a]Mettler-Toledo International Inc. (Switzerland)	125,000	4,581,250
[a]Mueller Industries Inc.	120,000	3,253,200
[a]Powell Industries Inc.	72,300	1,058,472
Roper Industries Inc.	100,000	3,720,000
Stewart & Stevenson Services Inc.	78,000	1,228,500

FSV-6

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN SMALL CAP VALUE SECURITIES FUND

Statement of Investments, June 30, 2003 (unaudited) (cont.)

	SHARES	VALUE

Common Stocks (cont.)
Producer Manufacturing (cont)
Superior Industries International Inc.	90,000	$3,753,000
Teleflex Inc.	68,000	2,893,400
Thomas Industries Inc.	50,000	1,352,500
Timken Co.	44,800	784,448
[a]Tower Automotive Inc.	89,500	327,570
Watts Industries Inc., A	110,000	1,963,500
York International Corp.	145,000	3,393,000
		44,688,426
Retail Trade 6.4%
[a]American Eagle Outfitters Inc.	100,000	1,812,000
Dillards Inc., A	210,000	2,828,700
Fresh Brands Inc.	18,000	252,810
[a]Linens ‘n Things Inc.	115,000	2,715,150
[a]The Men’s Wearhouse Inc.	165,000	3,605,250
[a]West Marine Inc.	120,000	2,101,200
[a]Zale Corp.	29,000	1,160,000
		14,475,110
Technology Services 2.3%
[a]NetIQ Corp.	115,000	1,777,900
Reynolds & Reynolds Co., A	125,000	3,570,000
		5,347,900
Transportation 10.5%
Airborne Inc.	70,000	1,463,000
[a]Atlantic Coast Airlines Holdings Inc.	267,500	3,608,575
[a]Dollar Thrifty Automotive Group Inc.	120,000	2,226,000
[a]Midwest Express Holdings Inc.	71,000	186,020
[a]OMI Corp.	575,000	3,542,000
Overseas Shipholding Group Inc.	100,000	2,201,000
SkyWest Inc.	210,000	4,002,600
Teekay Shipping Corp. (Bahamas)	100,000	4,290,000
Tidewater Inc.	80,000	2,349,600
		23,868,795
Utilities .4%
[a]Sierra Pacific Resources Co.	168,000	997,920
Total Common Stocks (Cost $201,870,992)		215,422,642
Total Long Term Investments (Cost $203,363,123)		216,686,460
Short Term Investment (Cost $14,837,624) 6.5%
[b]Franklin Institutional Fiduciary Trust Money Market Portfolio	14,837,624	14,837,624
Total Investments (Cost $218,200,747) 101.7%		231,524,084
Other Assets, less Liabilities (1.7)%		(3,881,556)
Net Assets 100.0%		$227,642,528

[a]Non-income producing
[b]See Note 6 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio.

See notes to financial statements.

FSV-7

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN SMALL CAP VALUE SECURITIES FUND

Financial Statements (continued)

Statement of Assets and Liabilities

June 30, 2003 (Unaudited)

Assets:
Investments in securities:
Cost	$218,200,747

Value	231,524,084
Receivables:
Investment securities sold	644,110
Capital shares sold	409,674
Dividends	117,700

Total assets	232,695,568

Liabilities:
Payables:
Investment securities purchased	4,232,352
Capital shares redeemed	602,954
Affiliates	208,105
Other liabilities	9,629

Total liabilities	5,053,040

Net assets, at value	$227,642,528

Net assets consist of:
Undistributed net investment income	$389,320
Net unrealized appreciation (depreciation)	13,323,337
Accumulated net realized gain (loss)	(4,697,421)
Capital shares	218,627,292

Net assets, at value	$227,642,528

Class 1:
Net assets, at value	$29,545,419

Shares outstanding	2,786,263

Net asset value and offering price per share	$10.60

Class 2:
Net assets, at value	$198,097,109

Shares outstanding	18,863,191

Net asset value and offering price per share	$10.50

FSV-8

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN SMALL CAP VALUE SECURITIES FUND

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2003 (unaudited)

Investment income:
Dividends	$1,249,581

Expenses:
Management fees (Note 3)	510,046
Administrative fees (Note 3)	131,761
Distribution fees - Class 2 (Note 3)	187,032
Transfer agent fees	939
Custodian fees	682
Reports to shareholders	18,536
Professional fees	5,417
Trustees’ fees and expenses	788
Other	2,818

Total expenses	858,019

Net investment income	391,562

Realized and unrealized gains (losses):
Net realized gain (loss) from investments	(3,307,217)
Net unrealized appreciation (depreciation) on investments	23,413,708

Net realized and unrealized gain (loss)	20,106,491

Net increase (decrease) in net assets resulting from operations	$20,498,053

FSV-9

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN SMALL CAP VALUE SECURITIES FUND

Financial Statements (continued)

Statements of Changes in Net Assets

for the six months ended June 30, 2003 (unaudited)

and the year ended December 31, 2002

	Six Months Ended June 30, 2003	Year Ended December 31, 2002
Increase (decrease) in net assets:
Operations:
Net investment income	$391,562	$510,537
Net realized gain (loss) from investments	(3,307,217)	(1,240,229)
Net unrealized appreciation (depreciation) on investments	23,413,708	(15,328,688)

Net increase (decrease) in net assets resulting from operations	20,498,053	(16,058,380)
Distributions to shareholders from:
Net investment income:
Class 1	(92,314)	(158,450)
Class 2	(419,082)	(299,301)
Net realized gains:
Class 1	—	(959,618)
Class 2	—	(2,093,611)

Total distributions to shareholders	(511,396)	(3,510,980)
Capital share transactions: (Note 2)
Class 1	(1,548,175)	1,083,853
Class 2	55,182,069	105,621,633

Total capital share transactions	53,633,894	106,705,486
Net increase (decrease) in net assets	73,620,551	87,136,126
Net assets:
Beginning of period	154,021,977	66,885,851

End of period	$227,642,528	$154,021,977

Undistributed net investment income included in net assets:
End of period	$389,320	$509,154

FSV-10

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN SMALL CAP VALUE SECURITIES FUND

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of twenty-two series (the Funds). Franklin Small Cap Value Securities Fund (the Fund) included in this report is non-diversified. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. The Fund’s investment objective is total return.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the last reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Restricted securities and securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Income Taxes

No provision has been made for income taxes because the Fund’s policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets. Other expenses are charged to each Fund on a specific identification basis.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

FSV-11

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN SMALL CAP VALUE SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (cont.)

e. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f. Guarantees and Indemnifications

Under the Funds’ organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

The Fund offers two classes of shares: Class 1 and Class 2. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class, and its exchange privilege.

At June 30, 2003, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2003		Year Ended December 31, 2002

Class 1 Shares:	Shares	Amount	Shares	Amount

Shares sold	106,287	$1,037,649	1,067,913	$12,265,267
Shares issued in reinvestment of distributions	8,652	92,314	97,904	1,118,068
Shares redeemed	(288,856)	(2,678,138)	(1,177,077)	(12,299,482)

Net increase (decrease)	(173,917)	$(1,548,175)	(11,260)	$1,083,853

Class 2 Shares:
Shares sold	7,000,470	$66,943,988	10,964,657	$116,028,421
Shares issued in reinvestment of distributions	39,648	419,082	211,202	2,392,912
Shares redeemed	(1,214,146)	(12,181,001)	(1,285,701)	(12,799,700)

Net increase (decrease)	5,825,972	$55,182,069	9,890,158	$105,621,633

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of the following entities:

Entity	Affiliation

Franklin Templeton Services LLC (FT Services)	Administrative manager
Franklin Advisory Services LLC (Advisory Services)	Investment manager
Franklin/Templeton Distributors Inc. (Distributors)	Principal underwriter
Franklin/Templeton Investor Services LLC (Investor Services)	Transfer agent

FSV-12

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN SMALL CAP VALUE SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES (cont.)

The Fund pays an investment management fee to Advisory Services based on the average net assets of the Fund as follows:

Annualized Fee Rate	Daily Net Assets

.60%	First $200 million
.50%	Over $200 million, up to and including $1.3 billion
.40%	Over $1.3 billion

The Fund pays administrative fees to FT Services based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Daily Net Assets

.15%	First $200 million
.135%	Over $200 million, up to and including $700 million
.10%	Over $700 million, up to and including $1.2 billion

Fees are further reduced on net assets over $1.2 billion.

The Fund reimburses Distributors up to .25% per year of its average daily net assets of Class 2, for costs incurred in marketing the Fund’s shares.

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund.

4. INCOME TAXES

At December 31, 2002, the Fund had tax basis capital losses of $968,401, which may be carried over to offset future capital gains. Such losses expire in 2010.

At December 31, 2002, the Fund had deferred capital losses occurring subsequent to October 31, 2002 of $312,657. For tax purposes such losses will be reflected in the year ending December 31, 2003.

Net realized gains (losses) differ for financial statements and tax purposes primarily due to differing treatments of wash sales.

At June 30, 2003, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes of $218,290,104 was as follows:

Unrealized appreciation	$24,486,266
Unrealized depreciation	(11,252,286)

Net unrealized appreciation (depreciation)	$13,233,980

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended June 30, 2003, aggregated $58,715,229 and $8,679,464, respectively.

6. INVESTMENT IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund invests in the Franklin Institutional Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management fees paid by the Sweep Money Fund. The Fund earned dividend income from investment in the Sweep Money Fund of $46,082.

FSV-13

FRANKLIN STRATEGIC INCOME SECURITIES FUND

Fund Goals and Primary Investments: Franklin Strategic Income Securities Fund seeks a high level of current income, with capital appreciation over the long term as a secondary objective. The Fund invests mainly in U.S. and foreign debt securities, including those in emerging markets.

We are pleased to bring you Franklin Strategic Income Securities Fund’s semiannual report covering the period ended June 30, 2003. For the six months under review, U.S. economic growth remained tepid, with preliminary gross domestic product (GDP) growth estimated at 1.9% annualized for 2003’s first half. With this mediocre pace of economic expansion, inflationary pressures remained rather benign. By June, the Federal Reserve Board grew concerned enough about the potential emergence of deflationary elements in the economy to lower its target short-term interest rate to just 1.00% — the lowest level in 45 years. Against this backdrop, interest rates moved lower, with the benchmark 10-year Treasury note yield declining from 3.83% at the beginning of the period, to 3.54% on June 30, 2003.

Even in the context of rather subdued economic growth, domestic equity markets witnessed a broad-based rally during the period, apparently a result of improving corporate earnings and investors’ optimism for the prospect of accelerating GDP in the coming months. Investor enthusiasm was also fueled by recently enacted government stimulus packages, including a fairly broad tax relief package. As a result, the more economically sensitive fixed income sectors — namely corporate bonds, emerging market debt and convertible securities — provided some of the strongest total returns across the bond markets during the period.

We manage Franklin Strategic Income Securities Fund using an active asset allocation, seeking to invest flexibly across six primary asset classes — high yield and investment-grade corporate bonds, foreign government bonds, emerging market debt securities, U.S. government bonds, mortgage- and asset-backed securities, and income-producing securities convertible into common stock. In terms of sector positioning for the Fund, throughout the period our largest sector weighting was in high yield corporate bonds. As the high yield corporate bond sector experienced price appreciation during the reporting period, the Fund reduced its exposure to such issues, although the sector continued to represent our largest portfolio weighting at period-end. The Fund also maintained its second-largest sector weighting in international developed country bond holdings. Within the more interest-rate sensitive

The dollar value, number of shares or principal amount, and complete legal titles of all portfolio holdings are listed in the Fund’s Statement of Investments.

FSI-1

fixed income sectors, we increased the Fund’s exposure to the mortgage and other asset-backed bond sector, which generated positive returns.

Strong performance from the high yield corporate bond sector, unhedged (local currency) international developed country bonds and emerging market bonds helped the Fund’s results. The Fund’s Class 2 shares posted a +13.03% cumulative total return while the Lehman Brothers U.S. Aggregate Index and the Lipper Multi-Sector Income Funds Average returned 3.93% and 10.42% for the six months ended June 30, 2003.1

1. Source: Lehman Brothers; Lipper, Inc. Ongoing market volatility can significantly affect short-term performance; recent returns may differ. Performance reflects the Fund’s Class 2 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges. The Lehman Brothers U.S. Aggregate Index includes fixed-rate debt issues rated investment grade or higher by Moody’s, S&P or Fitch, in that order. All issues have at least one year to maturity and an outstanding par value of at least $100 million for U.S. government issues and $50 million for all others. All returns are market value-weighted inclusive of accrued interest. The index is a composite of the Government/Corporate Index and the Mortgage-Backed Securities Index. Total return includes price appreciation/depreciation and income as a percentage of the original investment. The index is rebalanced monthly by market capitalization. The Lipper Multi-Sector Income Funds Average is an equally weighted average calculation of performance figures for all funds within the Lipper Multi-Sector Income Funds classification in the Lipper open-end underlying funds universe. Lipper Multi-Sector Income Funds are defined as funds that seek current income by allocating assets among different fixed income securities sectors including U.S. and foreign governments with a significant portion rated below investment grade. As of 6/30/03, there were 110 funds in this category. Lipper calculations do not include contract fees, expenses or sales charges, and may have been different if such charges had been considered. Indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio.

This discussion reflects our analysis, opinions and portfolio holdings as of June 30, 2003, the end of the reporting period. Our strategies and the Fund’s portfolio composition will change depending on market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the advisor makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

FSI-2

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN STRATEGIC INCOME SECURITIES FUND

Financial Highlights

	Class 1
	Six Months Ended June 30, 2003 (unaudited)		Year Ended December 31,
			2002		2001		2000	1999[g]

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$ 10.37		$ 9.87		$ 9.89		$ 9.96	$10.00

Income from investment operations:
Net investment income[a]	.33		.73		.76	[f]	.82	.38
Net realized and unrealized gains (losses)	1.03		(.23)		(.32)[f]		(.33)	(.12)

Total from investment operations	1.36		.50		.44		.49	.26

Less distributions from net investment income	(.30)		—	[e]	(.46)		(.56)	(.30)

Net asset value, end of period	$ 11.43		$ 10.37		$ 9.87		$ 9.89	$ 9.96

Total return[b]	13.13%		5.12%		4.51%		4.95%	2.61%
Ratios/supplemental data
Net assets, end of period (000’s)	$220,074		$102,751		$43,778		$11,437	$4,741
Ratios to average net assets:
Expenses	.63%	[d]	.66%		.71%		.75%	.75%	[d]
Expenses, excluding waiver and payments by affiliate	.63%	[d]	.66%		.71%		.99%	1.46%	[d]
Net investment income	5.99%	[d]	7.37%		7.48%	[f]	8.13%	7.52%	[d]
Portfolio turnover rate	29.41%		45.78%		35.21%		29.19%	9.96%
Portfolio turnover rate excluding mortgage dollar rolls[c]	19.14%		40.50%		30.32%		29.19%	9.96%

[a]Based on average shares outstanding.
[b]	Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
[c]See Note 1(e) regarding mortgage dollar rolls.
[d]Annualized
[e]Includes distributions of net investment income in the amount of $.005.
[f]Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide of Investment Companies and began recording all paydown gains and losses as part of the investment income and amortizing all premium and discount on fixed-income securities, as required. The effect of this change was as follows:

Net investment income per share	$(.018)
Net realized and unrealized losses per share	.018
Ratio of net investment income to average net assets	(.18)%

 Per share data and ratios for prior periods have not been restated to reflect this change in accounting policy.

[g]For the period July 1, 1999 (effective date) to December 31, 1999.

FSI-3

.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN STRATEGIC INCOME SECURITIES FUND

Financial Highlights (continued)

	Class 2
	Six Months Ended June 30, 2003 (unaudited)		Year Ended December 31,
			2002		2001[f]

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$10.29		$ 9.82		$10.14

Income from investment operations:
Net investment income[a]	.31		.70		.45[g]
Net realized and unrealized gains (losses)	1.03		(.23)		(.31)[g]

Total from investment operations	1.34		.47		.14

Less distributions from net investment income	(.29)		—	[e]	(.46)

Net asset value, end of period	$11.34		$10.29		$ 9.82

Total return[b]	13.03%		4.81%		1.38%
Ratios/supplemental data
Net assets, end of period (000’s)	$ 389		$ 210		$ 48
Ratios to average net assets:
Expenses	.88%	[d]	.91%		.96%	[d]
Net investment income	5.74%	[d]	7.12%		7.05%	[d,g]
Portfolio turnover rate	29.41%		45.78%		35.21%
Portfolio turnover rate excluding mortgage dollar rolls[c]	19.14%		40.50%		30.32%

[a]Based on average shares outstanding.
[b]Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
[c]See Note 1(e) regarding mortgage dollar rolls.
[d]Annualized
[e]Includes distributions of net investment income in the amount of $.003.
[f]For the period May 15, 2001 (effective date) to December 31, 2001.
[g]Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide of Investment Companies and began recording all paydown gains and losses as part of the investment income and amortizing all premium and discount on fixed-income securities, as required. The effect of this change was as follows:

Net investment income per share	$(.018)
Net realized and unrealized losses per share	.018
Ratio of net investment income to average net assets	(.18)%

FSI-4

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN STRATEGIC INCOME SECURITIES FUND

Statement of Investments, June 30, 2003 (unaudited)

	COUNTRY	SHARES	VALUE

Preferred Stock .7%
Fresenius Medical Care Capital Trust II, 7.875%, 2/01/08 (Cost $1,493,781)	Germany	1,500,000	$1,582,500

Convertible Preferred Stocks 2.1%
Consumer Durables .4%
Ford Motor Co. Capital Trust II, 6.50%, cvt. pfd.	United States	20,000	869,000

Electronic Technology .4%
Northrop Grumman, 7.00%, cvt. pfd., B	United States	7,000	869,750

Industrial Services .5%
Allied Waste Industries Inc., 6.25%, cvt. pfd.	United States	9,500	557,650
Weatherford International Inc., 5.00%, cvt. pfd.	United States	12,600	636,489

			1,194,139

Technology Services .2%
Electronic Data Systems Corp., 7.625%, cvt. pfd.	United States	20,700	456,435

Transportation .2%
Union Pacific Capital Trust, 6.25%, cvt. pfd.	United States	6,478	327,539

Utilities .4%
FPL Group Inc., 8.50%, cvt. pfd.	United States	15,000	894,450

Total Convertible Preferred Stocks (Cost $4,678,168)			4,611,313

		PRINCIPAL AMOUNT[a]
Bonds 41.1%
Commercial Services .4%
Johnsondiversey Inc., senior sub. note 9.625%, 5/15/12	United States	$800,000	898,000

Communications 3.7%
[b],cAmerican Cellular Corp., senior sub. note, 9.50%, 10/15/09	United States	500,000	252,500
AT&T Wireless Services Inc., senior note, 8.125%, 5/01/12	United States	700,000	845,054
Dobson Communications Corp., senior note, 10.875%, 7/01/10	United States	500,000	542,500
Nextel Communications Inc., senior disc. note, 9.75%, 10/31/07	United States	1,500,000	1,560,000
Nextel Partners Inc., senior note, 12.50%, 11/15/09	United States	400,000	452,000
Rural Cellular Corp., senior sub. note, 9.75%, 1/15/10	United States	600,000	534,000
Triton PCS Inc., senior note, 144A, 8.50%, 6/01/13	United States	400,000	432,000
Triton PCS Inc., senior sub. note, 9.375%, 2/01/11	United States	900,000	924,750
US West Communications Inc., 6.875%, 9/15/33	United States	1,500,000	1,387,500
[c]XO Communications Inc., senior disc. note, zero cpn. to 6/01/04, 12.50% thereafter, 6/01/09	United States	400,000	2,500
[c]WorldCom Inc., WorldCom Group, senior note, 6.95%, 8/15/06	United States	1,500,000	1,149,375

			8,082,179

Consumer Durables 1.2%
D.R. Horton Inc., senior note, 8.50%, 4/15/12	United States	1,500,000	1,695,000
General Motors, debentures, 8.25%, 7/15/23	United States	1,000,000	997,030

			2,692,030

Consumer Non-Durables 2.0%
Altria Group Inc., debentures, 7.75%, 1/15/27	United States	1,300,000	1,397,263
Kellogg Co., note 6.60%, 4/01/11	United States	400,000	469,820
Revlon Consumer Products Corp., senior note, 9.00%, 11/01/06	United States	1,100,000	709,500
Smithfield Foods Inc., senior note, 144A, 7.75%, 5/15/13	United States	900,000	969,750
Tyson Foods Inc., senior note, 8.25%, 10/01/11	United States	800,000	948,678

			4,495,011

FSI-5

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN STRATEGIC INCOME SECURITIES FUND

Statement of Investments, June 30, 2003 (unaudited) (cont.)

	COUNTRY	PRINCIPAL AMOUNT[a]	VALUE

Bonds (cont.)
Consumer Services 10.1%
American Color Graphics, senior secured second priority note, 144A, 10.00%, 6/15/10	United States	$500,000	$500,000
AOL Time Warner Inc., note, 6.75%, 4/15/11	United States	1,500,000	1,710,966
CanWest Media Inc., senior note, 144A, 7.625%, 4/15/13	Canada	300,000	320,250
CanWest Media Inc., senior sub. note, 10.625%, 5/15/11	Canada	700,000	805,000
Cendant Corp., senior notes, 7.375%, 1/15/13	United States	1,000,000	1,180,000
[c,d]Century Communications Corp., senior disc. note, B, zero cpn., 1/15/08	United States	700,000	283,500
Chancellor Media Corp., senior note, 8.00%, 11/01/08	United States	900,000	1,050,750
Charter Communications Holdings LLC, senior disc. note, zero cpn. to 4/01/04, 9.92% thereafter, 4/01/11	United States	900,000	596,250
CSC Holdings Inc., senior deb., 7.625%, 7/15/18	United States	1,400,000	1,403,500
Diamond Holdings PLC, senior note, 9.125%, 2/01/08	United Kingdom	200,000	186,250
DIRECTV Holdings/Finance, senior note, 144A, 8.375%, 3/15/13	United States	1,200,000	1,344,000
Echostar DBS Corp., senior note, 10.375%, 10/01/07	United States	1,100,000	1,223,750
Hollywood Park., senior sub. note, B, 9.25%, 2/15/07	United States	1,300,000	1,287,000
Host Marriott LP, senior note, 9.25%, 10/01/07	United States	1,300,000	1,404,000
Lamar Media Corp., senior sub note, 144A, 7.25%, 1/01/13	United States	500,000	532,500
Lin Television Corp., senior note, 8.00%, 1/15/08	United States	600,000	646,500
Lin Television Corp., senior sub. note, 144A, 6.50%, 5/15/13	United States	600,000	601,500
Meristar Hospitality Corp., senior note, 10.50%, 6/15/09	United States	800,000	822,000
Park Place Entertainment Corp., senior sub. note, 9.375%, 2/15/07	United States	1,700,000	1,887,000
Quebecor Media Inc., senior disc. note, zero cpn. to 7/15/06, 13.75% thereafter, 7/15/11	Canada	800,000	668,000
Royal Caribbean Cruises Ltd., senior debenture, 7.25%, 3/15/18	United States	1,700,000	1,538,500
Six Flags Inc., senior note, 8.875%, 2/01/10	United States	700,000	675,500
Station Casinos Inc., senior sub. note, 9.875%, 7/01/10	United States	800,000	884,000
Yell Finance BV, senior disc. note, zero cpn. to 8/01/06, 13.50% thereafter, 8/01/11	United Kingdom	700,000	602,000
Yell Finance BV, senior note, 10.75%, 8/01/11	United Kingdom	100,000	116,000

			22,268,716

Electronic Technology 1.2%
Flextronics International Ltd., senior sub. note, 9.875%, 7/01/10	Singapore	500,000	550,000
Flextronics International Ltd., senior sub. note, 144A, 6.50%, 5/15/13	Singapore	1,200,000	1,161,000
Motors & Gears, senior note, 10.75%, 11/15/06	United States	1,000,000	880,000

			2,591,000

Energy Minerals 1.3%
Arch Western Finance, senior note, 144A, 6.75%, 7/01/13	United States	1,000,000	1,030,000
Peabody Energy Corp., senior note, 144A, 6.875%, 3/15/13	United States	800,000	842,000
Westport Resources Corp., senior sub. note, 8.25%, 11/01/11	United States	400,000	440,000
Westport Resources Corp., senior sub. note, 144A, 8.25%, 11/01/11	United States	400,000	440,000

			2,752,000

Finance 2.7%
Boston Properties Inc., notes, 144A, 5.00%, 6/01/15	United States	1,400,000	1,375,431
Citigroup Inc., sub. note, 5.625%, 8/27/12	United States	1,000,000	1,103,732
Forest City Enterprises., senior note, 7.625%, 6/01/15	United States	700,000	737,625
General Electric Capital Corp., note, 6.75%, 3/15/32	United States	1,000,000	1,173,594
JP Morgan Chase & Co., sub. note, 5.75%, 1/02/13	United States	1,400,000	1,533,424

			5,923,806

Health Services 1.5%
[b]Healthsouth Corp., senior note, 8.50%, 2/01/08	United States	900,000	711,000
[c,d]Magellan Health Services Inc., senior sub. note, 9.00%, 2/15/08	United States	600,000	261,000

FSI-6

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN STRATEGIC INCOME SECURITIES FUND

Statement of Investments, June 30, 2003 (unaudited) (cont.)

	COUNTRY	PRINCIPAL AMOUNT[a]	VALUE

Bonds (cont.)
Health Services (cont.)
Tenet Healthcare Corp., 6.375%, 12/01/11	United States	$200,000	$186,000
Tenet Healthcare Corp., senior note, 6.875%, 11/15/31	United States	1,500,000	1,327,500
United Surgical Partners, senior sub. note, 10.00%, 12/15/11	United States	800,000	868,000

			3,353,500

Industrial Services 1.9%
Allied Waste North America Inc., senior sub. note, B, 10.00%, 8/01/09	United States	1,500,000	1,601,250
Grant Prideco Inc., senior note, 9.00%, 12/15/09	United States	700,000	780,500
Hanover Equipment Trust 01 B, senior secured note, 8.75%, 9/01/11	United States	700,000	738,500
Universal Compression Inc., senior note, 144A, 7.25%, 5/15/10	United States	300,000	312,000
URS Corp., senior note, 11.50%, 9/15/09	United States	700,000	749,000

			4,181,250

Non-Energy Minerals .9%
Century Aluminum Co., first mortgage, 11.75%, 4/15/08	United States	1,300,000	1,319,500
Phelps Dodge Corp., senior note, 8.75%, 6/01/11	United States	600,000	698,823

			2,018,323

Process Industries 4.7%
Buckeye Technologies Inc., senior sub. note, 8.50%, 12/15/05	United States	1,200,000	1,200,000
Consolidated Container Co. LLC, senior disc. note, 10.125%, 7/15/09	United States	600,000	364,500
Georgia-Pacific Corp., senior note, 144A, 9.375%, 2/01/13	United States	1,500,000	1,661,250
Graham Packaging Co., senior disc. note, B, 10.75%, 1/15/09	United States	300,000	310,500
Graham Packaging Co., senior sub. note, 144A, 8.75%, 1/15/08	United States	400,000	400,000
Graham Packaging Co., senior sub. note, B, 8.75%, 1/15/08	United States	700,000	700,000
Huntsman Advanced Materials LLC, senior security second lien notes, 144A, 11.00%, 7/15/10	United States	500,000	522,500
Huntsman ICI Chemicals, senior disc. note, zero cpn., 12/31/09	United States	2,300,000	908,500
Lyondell Chemical Co., senior secured note, B, 9.875%, 5/01/07	United States	800,000	788,000
Lyondell Chemical Co., senior secured note, 144A, 10.50%, 6/01/13	United States	900,000	904,500
MDP Acquisitions PLC, senior note, 9.625%, 10/01/12	Irish Republic	300,000	333,000
MDP Acquisitions PLC, senior note, 144A, 9.625%, 10/01/12	Irish Republic	100,000	111,000
Owens-Illinois Inc., senior note, 7.80%, 5/15/18	United States	1,700,000	1,615,000
Stone Container Corp., senior note, 8.375%, 7/01/12	United States	500,000	538,750

			10,357,500

Producer Manufacturing 3.2%
Arvinmeritor, note, 8.75%, 3/01/12	United States	1,000,000	1,125,000
Cummins Inc., senior note, 144A, 9.50%, 12/01/10	United States	1,100,000	1,254,000
Dana Corp., 9.00%, notes, 8/15/11	United States	1,500,000	1,631,250
Legrand SA, senior note, 144A, 10.50%, 2/15/13	France	1,000,000	1,120,000
NMHG Holding Co., senior note, 10.00%, 5/15/09	United States	400,000	442,000
TRW Automotive Inc., senior note, 144A, 9.375%, 2/15/13	United States	500,000	545,000
TRW Automotive Inc., senior note, 144A, 11.00%, 2/15/13	United States	900,000	985,500

			7,102,750

Retail Trade 1.2%
Delhaize America Inc., debentures 9.00%, 4/15/31	United States	400,000	442,000
Kroger Co., senior note, 6.80%, 4/01/11	United States	400,000	457,044
Rite-Aid Corp., debentures, 7.70%, 2/15/27	United States	1,100,000	913,000
Toys R Us, notes, 7.875%, 4/15/13	United States	700,000	754,298

			2,566,342

FSI-7

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN STRATEGIC INCOME SECURITIES FUND

Statement of Investments, June 30, 2003 (unaudited) (cont.)

	COUNTRY	PRINCIPAL AMOUNT[a]	VALUE

Bonds (cont.)
Transportation 1.4%
CP Ships Ltd., senior note, 10.375%, 7/15/12	United States	$1,000,000	$1,121,250
Laidlaw International Inc., senior note, 144A, 10.75%, 6/15/11	United States	900,000	949,500
United Air Lines, pass-thru-certificates, 7.73%, 7/01/10	United States	1,400,000	1,105,041

			3.175,791

Utilities 3.7%
AES Corp., second priority senior security note, 144A, 9.00%, 5/15/15	United States	1,300,000	1,365,000
Aquila Inc., senior note, 9.95%, 2/01/11	United States	1,200,000	1,062,000
Calpine Corp., senior note, 8.625%, 8/15/10	United States	1,500,000	1,132,500
CMS Energy Corp., senior note, 7.50%, 1/15/09	United States	1,400,000	1,391,250
Dynegy Inc., senior note, 8.75%, 2/15/12	United States	1,400,000	1,309,000
Gulfterra Energy Partners, senior sub. note, 144A, 10.625%, 12/01/12	United States	700,000	812,000
PG&E Corp, senior security note, 144A, 6.875%, 7/15/08	United States	500,000	520,620
Williams Cos Inc., senior note, 8.625%, 6/01/10	United States	500,000	525,000

			8,117,370

Total Bonds (Cost $85,021,481)			90,575,568

Convertible Bonds 1.8%
Consumer Services .5%
[c,d]Adelphia Communications Corp., cvt., sub. note, 6.00%, 2/15/06	United States	450,000	81,000
Liberty Media Corp. into Motorola cvt., senior deb., 3.50%, 1/15/31	United States	1,250,000	946,875

			1,027,875

Electronic Technology 1.3%
Fairchild Semiconductor Corp., cvt., 5.00%, 11/01/08	United States	700,000	678,125
Nortel Networks Corp., cvt., 4.25%, 9/01/08	Canada	1,500,000	1,290,000
SCI Systems Inc., cvt., sub. note, 3.00%, 3/15/07	United States	1,000,000	882,500

			2,850,625

Total Convertible Bonds (Cost $3,975,953)			3,878,500

Other Mortgages/Other Asset Backed Securities .9%
Centex Home Equity Loan Trust, 6.39%, 10/25/27	United States	444,911	463,961
Green Tree Financial Corp., 1993-4, B1, 7.20%, 1/15/19	United States	18,783	18,808
Keystone Owner Trust, 1997-P3, class M2, 7.98%, 12/25/24	United States	240,227	248,483
Residential Asset Securities Corp., 2002-KS8, A4, 4.58%, 11/25/30	United States	1,000,000	1,043,409
Vanderbilt Mortgage Finance, 6.525%, 1/07/32	United States	125,000	122,736

Total Other Mortgages/Other Asset Backed Securities (Cost $1,841,887)			1,897,397

U.S. Government and Agency Securities 18.5%
U.S. Government Agencies/Mortgages 12.3%
FHLMC, 6.50%, 5/01/16	United States	110,134	115,741
FHLMC, 6.00%, 5/01/17	United States	181,489	188,793
FHLMC, 5.50%, 7/01/17	United States	391,107	405,773
FHLMC, 5.50%, 9/01/17	United States	415,115	430,681
FHLMC, 5.00%, 12/01/17	United States	500,000	517,115
FHLMC, 7.00%, 9/01/21	United States	700,000	738,899
FHLMC, 6.50%, 12/01/23	United States	246,827	258,356
FHLMC, 6.50%, 11/01/27	United States	700,070	732,344
FHLMC, 7.50%, 3/01/30	United States	30,741	32,680
FHLMC, 7.00%, 4/01/30	United States	195,725	205,361
FHLMC, 7.50%, 8/01/30	United States	9,474	10,072

FSI-8

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN STRATEGIC INCOME SECURITIES FUND

Statement of Investments, June 30, 2003 (unaudited) (cont.)

	COUNTRY	PRINCIPAL AMOUNT[a]	VALUE

U.S. Government and Agency Securities (cont.)
U.S. Government Agencies/Mortgages (cont.)
FHLMC, 7.50%, 7/01/31	United States	$93,642	$99,551
FHLMC, 6.50%, 10/01/31	United States	392,163	408,213
FHLMC, 7.00%, 1/01/32	United States	232,888	244,230
FHLMC, 6.50%, 6/01/32	United States	434,581	452,382
FHLMC, 7.00%, 6/01/32	United States	216,411	226,950
FHLMC, 6.50%, 7/01/32	United States	700,000	728,672
FHLMC, 6.00%, 12/01/32	United States	1,397,128	1,449,035
FHLMC, 5.50%, 3/01/33	United States	499,229	515,885

FHLMC, 6.00%, 3/01/33	United States	699,999	726,006
FHLMC, 5.00%, 5/01/33	United States	499,213	508,144
FHLMC, 5.00%, 6/01/33	United States	440,000	447,872
FHLMC, 5.50%, 7/01/33	United States	1,700,000	1,754,188
FNMA, 7.00%, 5/01/12	United States	23,450	24,973
FNMA, 6.00%, 4/01/16	United States	44,623	46,588
FNMA, 6.00%, 7/01/16	United States	191,156	199,576
FNMA, 5.50%, 10/01/16	United States	58,639	60,941
FNMA, 5.00%, 10/01/17	United States	349,999	362,191
FNMA, 5.50%, 1/01/18	United States	380,607	395,496
FNMA, 5.00%, 6/01/18	United States	1,000,000	1,034,542
FNMA, 6.50%, 6/01/28	United States	1,000,481	1,045,054
FNMA, 7.00%, 2/01/29	United States	61,353	64,777
FNMA, 6.50%, 5/01/31	United States	340,026	354,737
FNMA, 6.50%, 8/01/31	United States	160,169	167,079
FNMA, 7.50%, 9/01/31	United States	155,266	165,018
FNMA, 6.50%, 1/01/32	United States	324,782	338,793
FNMA, 7.00%, 1/01/32	United States	107,758	113,514
FNMA, 6.50%, 4/01/32	United States	226,838	236,625
FNMA, 6.50%, 6/01/32	United States	87,947	91,742
FNMA, 6.50%, 8/01/32	United States	807,303	842,133
FNMA, 6.00%, 9/01/32	United States	400,847	416,847
FNMA, 6.50%, 9/01/32	United States	298,511	311,389
FNMA, 6.00%, 11/01/32	United States	765,271	795,817
FNMA, 6.00%, 12/01/32	United States	243,885	253,619
FNMA, 5.50%, 2/01/33	United States	477,347	494,810
FNMA, 6.00%, 2/01/33	United States	84,440	87,810
FNMA, 5.50%, 3/01/33	United States	490,239	507,711
FNMA, 5.00%, 6/01/33	United States	1,000,000	1,017,891
FNMA, 5.50%, 7/01/33	United States	900,000	930,375
GNMA, SF, 8.00%, 6/15/26	United States	19,748	21,414
GNMA, 7.00%, 2/15/29	United States	88,290	93,347
GNMA, 7.50%, 9/15/30	United States	35,761	38,020
GNMA, 6.50%, 4/20/31	United States	58,792	61,443
GNMA, 6.50%, 11/15/31	United States	154,771	162,572
GNMA, 6.50%, 1/20/32	United States	847,919	886,103
GNMA, 6.00%, 2/15/32	United States	741,557	777,931
GNMA, 6.50%, 2/15/32	United States	57,396	60,285
GNMA, 6.50%, 2/20/32	United States	368,802	385,410
GNMA, 7.50%, 4/20/32	United States	791,844	836,629
GNMA, 6.50%, 5/20/32	United States	119,626	125,014
GNMA, 7.00%, 6/15/32	United States	219,534	231,944
GNMA, 6.00%, 11/15/32	United States	171,575	179,991

FSI-9

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN STRATEGIC INCOME SECURITIES FUND

Statement of Investments, June 30, 2003 (unaudited) (cont.)

	COUNTRY	PRINCIPAL AMOUNT[a]		VALUE

U.S. Government and Agency Securities (cont.)
U.S. Government Agencies/Mortgages (cont.)
GNMA, 5.50%, 1/15/33	United States	$300,000		$313,125
GNMA, 6.00%, 1/15/33	United States	178,554		187,314
GNMA, 5.50%, 6/15/33	United States	1,050,000		1,095,938

				27,013,471

Other U.S. Government and Agencies Securities 3.6%
FHLMC, 2.375%, 4/15/06	United States	1,700,000		1,728,329
FHLMC, 7.00%, 3/15/10	United States	300,000		368,259
FHLMC, 5.50%, 9/15/11	United States	300,000		340,690
FHLMC, 4.50%, 1/15/13	United States	1,580,000		1,662,993
FNMA, 6.00%, 12/15/05	United States	500,000		553,143
FNMA, 5.25%, 6/15/06	United States	900,000		989,006
FNMA, 5.00%, 1/15/07	United States	900,000		991,398
FNMA, 5.25%, 1/15/09	United States	250,000		281,046
FNMA, 6.625%, 11/15/10	United States	350,000		423,751
FNMA, 6.00%, 5/15/11	United States	500,000		585,488

				7,924,103

Government Securities 2.6%
U.S. Treasury Bond, 6.125%, 11/15/27	United States	150,000		182,637
U.S. Treasury Bond, 5.375%, 2/15/31	United States	500,000		563,184
U.S. Treasury Note, 2.00%, 5/15/06	United States	1,000,000		1,010,938
U.S. Treasury Note, 3.00%, 11/15/07	United States	1,500,000		1,547,696
U.S. Treasury Note, 5.625%, 5/15/08	United States	600,000		688,031
U.S. Treasury Note, 4.375%, 8/15/12	United States	1,570,000		1,683,888
U.S. Treasury Note, 4.00%, 11/15/12	United States	150,000		156,135

				5,649,872

Total U.S. Government and Agency Securities (Cost $39,899,106)				40,770,083

Foreign Government and Agency Securities 29.5%
New South Wales Treasury Corp., 6.50%, 5/01/06	Australia	983,000	AUD	691,552
New South Wales Treasury Corp., 8.00%, 3/01/08	Australia	1,321,000	AUD	1,002,028
New South Wales Treasury Corp., 6.00%, 5/01/12	Australia	570,000	AUD	404,224
Queensland Treasury Corp., 6.00%, 7/14/09	Australia	2,320,000	AUD	1,637,547
Queensland Treasury Corp., 6.00%, 8/14/13	Australia	600,000	AUD	428,103
Republic of Austria, 5.50%, 10/20/07	Austria	470,000	EUR	596,750
Republic of Austria, 5.00%, 1/15/08	Austria	200,000	EUR	249,710
Republic of Austria, 4.00%, 7/15/09	Austria	700,000	EUR	837,361
Republic of Austria, 5.00%, 7/15/12	Austria	40,000	EUR	50,307
Kingdom of Belgium, 7.75%, 10/15/04	Belgium	76,000	EUR	93,559
Kingdom of Belgium, 4.75%, 9/28/06	Belgium	100,000	EUR	122,760
Kingdom of Belgium, 7.50%, 7/29/08	Belgium	146,000	EUR	202,567
Kingdom of Belgium, 5.00%, 9/28/12	Belgium	790,000	EUR	992,206
Republic of Bulgaria, 144A, 8.25%, 1/15/15	Bulgaria	1,078,000		1,293,061
Republic of Bulgaria, Reg S, 8.25%, 1/15/15	Bulgaria	270,000		323,865
Government of Canada, 4.50%, 9/01/07	Canada	270,000	CAD	205,965
Government of Canada, 6.00%, 6/01/11	Canada	695,000	CAD	567,849
Government of Canada, 5.25%, 6/01/12	Canada	920,000	CAD	718,057
Republic of Colombia, 10.00%, 1/23/12	Colombia	320,000		360,200
Republic of Columbia, 10.75%, 1/15/13	Colombia	340,000		395,845
Republic of Colombia, 11.75%, 2/25/20	Colombia	510,000		636,353

FSI-10

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN STRATEGIC INCOME SECURITIES FUND

Statement of Investments, June 30, 2003 (unaudited) (cont.)

	COUNTRY	PRINCIPAL AMOUNT[a]		VALUE

Foreign Government and Agency Securities (cont.)
Kingdom of Denmark, 5.00%, 8/15/05	Denmark	$1,729,000	DKK	$281,620
Kingdom of Denmark, 6.00%, 11/15/09	Denmark	2,390,000	DKK	423,544
Kingdom of Denmark, 5.00%, 11/15/13	Denmark	5,890,000	DKK	987,493
Government of Finland, 5.00%, 7/04/07	Finland	330,000	EUR	411,115
Government of Finland, 5.75%, 2/23/11	Finland	50,000	EUR	65,839
Government of Finland, 5.375%, 7/04/13	Finland	825,000	EUR	1,065,250
Government of France, 5.50%, 10/25/07	France	10,000	EUR	12,692
Government of France, 4.00%, 4/25/09	France	1,130,000	EUR	1,379,524
Government of France, 4.00%, 10/25/09	France	943,000	EUR	1,127,429
Government of France, 4.00%, 4/25/13	France	1,465,000	EUR	1,749,972
Bundesrepublik Deutschland Board, 3.75%, 1/04/09	Germany	1,070,000	EUR	1,270,027
Federal Republic of Germany, 6.875%, 5/12/05	Germany	400,000	EUR	498,497
Federal Republic of Germany, 4.50%, 8/18/06	Germany	400,000	EUR	486,926
Federal Republic of Germany, 6.00%, 7/04/07	Germany	580,000	EUR	746,838
Federal Republic of Germany, 4.50%, 7/04/09	Germany	192,000	EUR	235,742
Federal Republic of Germany, 5.00%, 7/04/11	Germany	551,000	EUR	693,553
Federal Republic of Germany, Series 136, 5.00%, 8/19/05	Germany	70,000	EUR	85,767
Hellenic Republic, 6.50%,10/22/19	Greece	600,000	EUR	845,523
Buoni Poliennali Del Tesoro, 7.75%, 11/01/06	Italy	300,000	EUR	401,006
Buoni Poliennali Del Tesoro, 6.75%, 2/01/07	Italy	130,000	EUR	169,962
Buoni Poliennali Del Tesoro, 4.50%, 5/01/09	Italy	80,000	EUR	98,125
Buoni Poliennali Del Tesoro, 5.50%, 11/01/10	Italy	43,000	EUR	55,720
United Mexican States, 8.625%, 3/12/08	Mexico	100,000		120,000
United Mexican States, 10.375%, 2/17/09	Mexico	134,000		174,033
United Mexican States, 9.875%, 2/01/10	Mexico	912,000		1,177,050
United Mexican States, 11.375%, 9/15/16	Mexico	1,112,000		1,629,080
United Mexican States, 8.125%, 12/30/19	Mexico	2,030,000		2,329,425
United Mexican States, 8.00%, 9/24/22	Mexico	280,000		315,700
Government of Netherlands, 5.75%, 2/15/07	Netherlands	170,000	EUR	215,855
Government of Netherlands, 3.75%, 7/15/09	Netherlands	80,000	EUR	94,487
Government of Netherlands, 5.00%, 7/15/12	Netherlands	250,000	EUR	314,190
Government of Netherlands, 4.25%, 7/15/13	Netherlands	90,000	EUR	106,525
Government of New Zealand, 8.00%, 11/15/06	New Zealand	300,000	NZD	192,144
Government of New Zealand, 7.00%, 7/15/09	New Zealand	3,490,000	NZD	2,241,104
Government of New Zealand, 6.00%, 11/15/11	New Zealand	1,600,000	NZD	981,869
Government of New Zealand, 6.50%, 4/15/13	New Zealand	2,230,000	NZD	1,421,354
Kingdom of Norway, 6.75%, 1/15/07	Norway	2,700,000	NOK	409,471
Kingdom of Norway, 5.50%, 5/15/09	Norway	3,900,000	NOK	574,387
Republic of Panama, 8.875%, 9/30/27	Panama	95,000		103,788
Republic of Panama, 9.375%, 4/01/29	Panama	75,000		86,438
Republic of Peru, 9.125%, 1/15/08	Peru	10,000		10,875
Republic of Peru, 9.875%, 2/06/15	Peru	280,000		307,825
Republic of Peru, FRN, 5.00%, 3/07/17	Peru	194,880		162,283
Republic of Philippines, 9.875%, 3/16/10	Philippines	30,000		34,140
Republic of Philippines, 10.625%, 3/16/25	Philippines	2,542,000		2,990,028
Federation of Russia, 3.00%, 5/14/06	Russia	680,000		662,150
Federation of Russia, 5.00%, 3/31/30	Russia	2,440,000		2,372,900
Federation of Russia, 144A, 12.75%, 6/24/28	Russia	140,000		235,550
Federation of Russia, Reg S, 10.00%, 6/26/07	Russia	116,000		141,469
Federation of Russia, Reg S, 11.00%, 7/24/18	Russia	840,000		1,209,750
Federation of Russia, Reg S, 5.00%, 3/31/30	Russia	5,555,000		5,395,294

FSI-11

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN STRATEGIC INCOME SECURITIES FUND

Statement of Investments, June 30, 2003 (unaudited) (cont.)

	COUNTRY	PRINCIPAL AMOUNT[a]		VALUE

Foreign Government and Agency Securities (cont.)
Republic of South Africa, 7.375%, 4/25/12	South Africa	$30,000		$34,689
Republic of South Africa, 8.50%, 6/23/17	South Africa	200,000		246,750
Korea Treasury Bond, 4.75%, 3/12/08	South Korea	1,000,000,000	KRW	866,639
Bonos Y Oblig Del Estado, 3.25%, 1/31/05	Spain	573,000	EUR	670,477
Bonos Y Oblig Del Estado, 6.00%, 1/31/08	Spain	80,000	EUR	103,690
Bonos Y Oblig Del Estado, 5.15%, 7/30/09	Spain	210,000	EUR	265,789
Government of Spain, 10.15%, 1/31/06	Spain	58,000	EUR	79,526
Government of Spain, 4.80%, 10/31/06	Spain	100,000	EUR	123,219
Government of Spain, 5.00%, 7/30/12	Spain	350,000	EUR	440,107
Kingdom of Sweden, 6.00%, 2/09/05	Sweden	1,490,000	SEK	194,945
Kingdom of Sweden, 3.50%, 4/20/06	Sweden	6,400,000	SEK	807,073
Kingdom of Sweden, 6.50%, 5/05/08	Sweden	2,400,000	SEK	337,883
Kingdom of Sweden, 5.00%, 1/28/09	Sweden	11,685,000	SEK	1,550,391
Kingdom of Sweden, 5.50%, 10/08/12	Sweden	17,090,000	SEK	2,331,972
Kingdom of Thailand, 4.125%, 2/12/08	Thailand	17,000,000	THB	450,686
Kingdom of Thailand, 8.50%, 12/08/08	Thailand	14,000,000	THB	451,553
Republic of Ukraine, 144A, 7.65%, 6/11/13	Ukraine	2,820,000		2,798,850
United Kingdom, 7.50%, 12/07/06	United Kingdom	332,000	GBP	615,642
Republic of Venezuela, 9.25%, 9/15/27	Venezuela	2,037,000		1,522,658
Republic of Vietnam, 4.00%, 3/14/16	Vietnam	400,000		369,000

Total Foreign Government and Agency Securities (Cost $57,661,905)				65,172,736

Total Long Term Investments (Cost $194,572,281)				208,488,097

Short Term Investment 6.5%
[e]Franklin Institutional Fiduciary Trust Money Market Portfolio (Cost $14,326,979)	United States	14,326,979		14,326,979

Total Investments (Cost $208,899,260) 101.1%				222,815,076
Other Assets, less Liabilities (1.1%)				(2,351,150)

Net Assets 100.0%				$220,463,926

Currency Abbreviations:

AUD—Australian Dollar
CAD—Canadian Dollar
DKK—Danish Krone
EUR—European Union Euro
GBP—British Pound
KRW—Korean Won
NOK—Norwegian Krone
NZD—New Zealand Dollar
SEK—Swedish Krona
THB—Thailand Baht

aThe principal amount is stated in U.S. dollars unless otherwise indicated.

bThe fund discontinues accruing income on securities trading flat. See Note 7.

cSee Note 7 regarding defaulted securities.

dSee Note 8 regarding other considerations.

eSee Note 6 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio.

FSI-12 See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN STRATEGIC INCOME SECURITIES FUND

Financial Statements

Statement of Assets and Liabilities

June 30, 2003 (unaudited)

Assets:
Investments in securities:
Cost	$208,899,260

Value	222,815,076
Foreign currency, at value (cost $878,233)	878,506
Receivables:
Investment securities sold	1,503,945
Capital shares sold	1,287,977
Dividends and interest	3,652,617

Total assets	230,138,121

Liabilities:
Payables:
Investment securities purchased	9,562,858
Capital shares redeemed	644
Affiliates	102,315
Other liabilities	8,378

Total liabilities	9,674,195

Net assets, at value	$220,463,926

Net assets consist of:
Undistributed net investment income	$3,837,008
Net unrealized appreciation (depreciation)	13,948,049
Accumulated net realized gain (loss)	(1,027,886)
Capital shares	203,706,755

Net assets, at value	$220,463,926

Class 1:
Net assets, at value	$220,074,491

Shares outstanding	19,262,130

Net asset value and offering price per share	$11.43

Class 2:
Net assets, at value	$389,435

Shares outstanding	34,353

Net asset value and offering price per share	$11.34

FSI-13

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN STRATEGIC INCOME SECURITIES FUND

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2003 (unaudited)

Investment income:
Dividends	$205,314
Interest	4,804,320

Total investment income	5,009,634

Expenses:
Management fees (Note 3)	296,650
Administrative fees (Note 3)	150,689
Distribution fees - Class 2 (Note 3)	273
Transfer agent fees	585
Custodian fees	5,996
Reports to shareholders	7,869
Professional fees	9,720
Trustees’ fees and expenses	554
Other	7,576

Total expenses	479,912

Net investment income	4,529,722

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	1,308,103
Foreign currency transactions	24,280

Net realized gain (loss)	1,332,383
Net unrealized appreciation (depreciation) on:
Investments	12,802,853
Translation of assets and liabilities denominated in foreign currencies	15,380

Net unrealized appreciation (depreciation)	12,818,233

Net realized and unrealized gain (loss)	14,150,616

Net increase (decrease) in net assets resulting from operations	$18,680,338

FSI-14

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN STRATEGIC INCOME SECURITIES FUND

Financial Statements (continued)

Statements of Changes in Net Assets

for the six months ended June 30, 2003 (unaudited)

and the year ended December 31, 2002

	Six Months Ended June 30, 2003	Year Ended December 31, 2002
Increase (decrease) in net assets:
Operations:
Net investment income	$4,529,722	$4,811,707
Net realized gain (loss) from investments and foreign currency transactions	1,332,383	(2,129,248)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	12,818,233	2,001,936

Net increase (decrease) in net assets resulting from operations	18,680,338	4,684,395
Distributions to shareholders from:
Net investment income:
Class 1	(5,519,538)	(29,968)
Class 2	(8,268)	(32)

Total distributions to shareholders	(5,527,806)	(30,000)
Capital share transactions: (Note 2)
Class 1	104,187,074	54,327,713
Class 2	163,230	153,014

Total capital share transactions	104,350,304	54,480,727
Net increase (decrease) in net assets	117,502,836	59,135,122
Net assets:
Beginning of period	102,961,090	43,825,968

End of period	$220,463,926	$102,961,090

Undistributed net investment income included in net assets:
End of period	$3,837,008	$4,835,092

FSI-15

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN STRATEGIC INCOME SECURITIES FUND

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of twenty-two series (the Funds). Franklin Strategic Income Securities Fund (the Fund) included in this report is non-diversified. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. As of June 30, 2003, over 99.8% of the Fund’s shares were sold through one insurance company. The Fund’s investment objective is growth and income.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the last reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Securities Purchased on a When-Issued or Delayed Delivery Basis

The Fund may purchase securities on a when-issued or delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

d. Securities Purchased on a TBA Basis

The Fund may purchase securities on a to be announced (TBA) basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

e. Mortgage Dollar Rolls

The Fund enters into mortgage dollar rolls, typically on a TBA basis. Dollar rolls are agreements between the Fund and a financial institution to simultaneously sell and repurchase a mortgage-backed security at a future date. Gains or losses are realized at the time of the sale and the difference between the repurchase price and sale price is recorded as an unrealized gain to the Fund. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill their obligations.

FSI-16

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN STRATEGIC INCOME SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (cont.)

f. Income Taxes

No provision has been made for income taxes because the Fund’s policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

g. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

h. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

i. Guarantees and Indemnifications

Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

The Fund offers two classes of shares: Class 1 and Class 2. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class, and its exchange privilege.

FSI-17

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN STRATEGIC INCOME SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

2. SHARES OF BENEFICIAL INTEREST (cont.)

At June 30, 2003, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2003		Year Ended December 31, 2002

Class 1 Shares:	Shares	Amount	Shares	Amount

Shares sold	8,981,608	$99,841,852	5,630,598	$56,469,809
Shares issued in reinvestment of distributions	479,960	5,519,538	3,021	29,968
Shares redeemed	(107,332)	(1,174,316)	(220,896)	(2,172,064)

Net increase (decrease)	9,354,236	$104,187,074	5,472,723	$54,327,713

Class 2 Shares:
Shares sold	30,518	$349,205	18,004	$177,242
Shares issued in reinvestment of distributions	724	8,268	3	32
Shares redeemed	(17,291)	(194,243)	(2,460)	(24,260)

Net increase (decrease)	13,951	$163,230	15,547	$153,014

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of the following entities:

Entity	Affiliation

Franklin Advisers Inc. (Advisers)	Investment manager
Franklin Templeton Services LLC (FT Services)	Administrative manager
Franklin/Templeton Distributors Inc. (Distributors)	Principal underwriter
Franklin/Templeton Investor Services LLC (Investor Services)	Transfer agent

The Fund pays an investment management fee to Advisers based on the average net assets of the Fund as follows:

Annualized Fee Rate	Average Daily Net Assets

.425%	First $500 million
.325%	Over $500 million, up to and including $1 billion
.28%	Over $1 billion, up to and including $1.5 billion

Fees are further reduced on assets over $1.5 billion.

The Fund pays an administrative fee to FT Services of .20% per year of the Fund’s average daily net assets.

The Fund reimburses Distributors up to .25% per year of the average daily net assets of Class 2 for costs incurred in marketing the Fund’s shares.

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. INCOME TAXES

At December 31, 2002, the Fund had tax basis capital losses of $2,312,612 which may be carried over to offset future capital gains. Such losses expire as follows:

Capital loss carryovers expiring in:
2007	$14,176
2009	148,652
2010	2,149,784

$2,312,612

FSI-18

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN STRATEGIC INCOME SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

4. INCOME TAXES (cont.)

At December 31, 2002, the Fund had deferred capital losses and deferred currency losses occurring subsequent to October 31, 2002 of $30,877 and $3,577, respectively. For tax purposes, such losses will be reflected in the year ending December 31, 2003.

Net investment income (loss) differs for financial statement and tax purposes primarily due to differing treatments of defaulted securities, foreign currency transactions, mortgage dollar rolls, paydown losses, and bond discounts and premiums.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, mortgage dollar rolls, paydown losses, and bond discounts and premiums.

At June 30, 2003, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes of $209,226,701 was as follows:

Unrealized appreciation	$16,137,738
Unrealized depreciation	(2,549,363)

Net unrealized appreciation (depreciation)	$13,588,375

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term securities) for the period ended June 30, 2003 aggregated $141,661,485 and $42,473,479 respectively.

6. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Franklin Advisers Inc. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management fees paid by the Sweep Money Fund. The Fund earned $66,894 of dividend income from investment in the Sweep Money Fund for the period ended June 30, 2003.

7. CREDIT RISK AND DEFAULTED SECURITIES

The Fund has 45.2% of its portfolio invested in below investment grade and comparable quality unrated high yield securities, which tend to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

The Fund held defaulted and/or other securities for which the income has been deemed uncollectible. The Fund discontinues accruing income on these securities and provides an estimate for losses on interest receivable. At June 30, 2003, the value of these securities was $2,740,875 representing 1.24% of the Fund’s net assets. For information as to specific securities, see the accompanying Statement of Investments.

8. OTHER CONSIDERATIONS

Advisers, as the Fund’s Manager, may serve as a member of various bondholders’ steering committees, on credit committees, or may represent the Fund in certain corporate restructuring negotiations. Currently the Manager serves in one or more of these capacities for Adelphia Communications Corp., American Cellular Corp., Century Communications Corp., and Magellan Health Services Inc. As a result of this involvement, Advisers may be in possession of certain material non-public information. If the Fund’s Manager, while in possession on such information, seeks to sell any of its holdings in these securities it will comply with all applicable federal securities laws.

FSI-19

FRANKLIN U.S. GOVERNMENT FUND

Fund Goal and Primary Investments: Franklin U.S. Government Fund seeks income. The Fund invests primarily in U.S. government securities, primarily fixed and variable rate mortgage-backed securities.

This semiannual report for Franklin U.S. Government Fund covers the period ended June 30, 2003. During the six months under review, intermediate-term interest rates fell to their lowest levels in over 45 years. The 10-year U.S. Treasury yield fell 29 basis points as the entire yield curve shifted downward. Lower interest rates appeared to affect the economy in two ways. First, they lowered the cost of business financing through borrowing. Businesses that brooded about prospects for near-term business spending amid the sluggish economy focused their expenditures on maintaining and refurbishing older technologies while avoiding increases of capacity.

Second, lower interest rates appeared to encourage consumers to take on low-cost financing and borrowing, adding fuel to the country’s economic engine. Not surprisingly, a record wave of home buying and mortgage refinancing accompanied the recent interest rate decline, as consumers sought to lock in extraordinarily low debt servicing costs. Federal Home Loan Mortgage Corporation’s (Freddie Mac’s) 30-year commitment rates for mortgage financing remained in a downward trend, and hit new all-time index lows of 5.21% in June 2003, down 64 basis points from the beginning of the reporting period. As a result, the Mortgage Bankers Association Refinancing Index hit an all-time high in May 2003.1

For the six months ended June 30, 2003, Franklin U.S. Government Fund – Class 2 posted a +1.82% cumulative total return.2 A positive trend impacting the Fund was investors’ flight to high-quality bonds as concerns about geopolitical issues and economic uncertainty were prevalent in the markets. As a result, securities guaranteed by the U.S. government, its agencies and instrumentalities posted positive returns. Direct obligations of the U.S. government, such as Treasuries and

1. The Mortgage Bankers Association Refinancing Index covers all mortgage applications to refinance an existing mortgage. It is the best overall gauge of mortgage refinancing activity.

2. Ongoing market volatility can significantly affect short-term performance; recent returns may differ. Performance reflects the Fund’s Class 2 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

The dollar value, number of shares or principal amount, and complete legal titles of all portfolio holdings are listed in the Fund’s Statement of Investments.

FUS-1

Government National Mortgage Association (Ginnie Mae) mortgage pass-throughs, also posted positive returns. As of June 30, 2003, 50.6% of the Fund’s total net assets were invested in Ginnie Mae securities, which carry the full faith and credit of the U.S government.

This discussion reflects our analysis, opinions and portfolio holdings as of June 30, 2003, the end of the reporting period. Our strategies and the Fund’s portfolio composition will change depending on market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the advisor makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

FUS-2

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN U.S. GOVERNMENT FUND

Financial Highlights

	Class 1
	Six Months Ended June 30, 2003 (unaudited)		Year Ended December 31,
			2002	2001		2000	1999	1998

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$ 13.61		$ 13.16	$ 13.16		$ 11.78	$ 13.89	$ 13.92

Income from investment operations:
Net investment income[a]	.26		.71	.80	[e]	.79	.83	.99
Net realized and unrealized gains (losses)	.02		.57	.17	[e]	.60	(.96)	.01

Total from investment operations	.28		1.28	.97		1.39	(.13)	1.00

Less distributions from net investment income	(.72)		(.83)	(.97)		(.01)	(1.98)	(1.03)

Net asset value, end of period	$ 13.17		$ 13.61	$ 13.16		$ 13.16	$ 11.78	$ 13.89

Total return[b]	1.89%		10.08%	7.62%		11.82%	(.94)%	7.44%

Ratios/supplemental data
Net assets, end of period (000’s)	$359,684		$382,663	$392,453		$424,513	$515,033	$710,832
Ratios to average net assets:
Expenses	.53%	[d]	.54%	.53%		.52%	.51%	.50%
Net investment income	3.83%	[d]	5.34%	6.06%	[e]	6.48%	6.25%	6.22%
Portfolio turnover rate	49.70%		86.86%	35.94%		6.28%	7.90%	31.34%
Portfolio turnover rate excluding mortgage dollar rolls[c]	35.88%		38.47%	28.26%		6.28%	7.90%	31.34%

aBased on average shares outstanding effective year ended December 31, 1999.

bTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

cSee Note 1(d) regarding mortgage dollar rolls.

dAnnualized

eEffective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide of Investment Companies and began recording all paydown gains and losses as part of investment income, as required. The effect of this change was as follows:

Net investment income per share	$.016
Net realized and unrealized gains (losses) per share	(.016)
Ratio of net investment income to average net assets	.12%
Per share data and ratios for prior periods have not been restated to reflect this change in accounting policy.

FUS-3

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN U.S. GOVERNMENT FUND

Financial Highlights (continued)

	Class 2
	Six Months Ended June 30, 2003 (unaudited)		Year Ended December 31,
			2002	2001		2000	1999[f]

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$13.49		$13.08	$13.11		$11.78	$13.89

Income from investment operations:
Net investment income[a]	.24		.66	.75	[e]	.77	.77
Net realized and unrealized gains (losses)	.03		.57	.18	[e]	.57	(.92)

Total from investment operations	.27		1.23	.93		1.34	(.15)

Less distributions from net investment income	(.71)		(.82)	(.96)		(.01)	(1.96)

Net asset value, end of period	$13.05		$13.49	$13.08		$13.11	$11.78

Total return[b]	1.82%		9.77%	7.37%		11.39%	(1.10)%

Ratios/supplemental data
Net assets, end of period (000’s)	$208,918		$136,875	$23,356		$3,961	$1,877
Ratios to average net assets:
Expenses	.78%	[d]	.79%	.78%		.77%	.77% [d]
Net investment income	3.58%	[d]	5.09%	5.69%	[e]	6.22%	5.95% [d]
Portfolio turnover rate	49.70%		86.86%	35.94%		6.28%	7.90%
Portfolio turnover rate excluding mortgage dollar rolls[c]	35.88%		38.47%	28.26%		6.28%	7.90%

aBased on average shares outstanding.

bTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

cSee Note 1(d) regarding mortgage dollar rolls.

[d]Annualized

eEffective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide of Investment Companies and began recording all paydown gains and losses as part of investment income, as required. The effect of this change was as follows:

Net investment income per share	$.016
Net realized and unrealized gains (losses) per share	(.016)
Ratio of net investment income to average net assets	.12%
Per share data and ratios for prior periods have not been restated to reflect this change in accounting policy.

fFor the period January 6, 1999 (effective date) to December 31, 1999.

FUS-4

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN U.S. GOVERNMENT FUND

Statement of Investments, June 30, 2003 (unaudited)

	PRINCIPAL AMOUNT	VALUE

Mortgage-Backed Securities 70.7%
Federal Home Loan Mortgage Corp. (FHLMC) – Adjustable Rate .4%
FHLMC, Cap 12.522%, Margin 2.105%, + CMT, Resets Annually, 4.128%, 6/01/22	$859,211	$882,917
FHLMC, Cap 13.458%, Margin 2.195%, + CMT, Resets Annually, 4.286%, 2/01/19	1,055,218	1,087,432

		1,970,349

Federal Home Loan Mortgage Corp. (FHLMC) – Fixed Rate 7.2%
FHLMC, 6.00%, 1/01/24 - 3/01/33	9,808,820	10,180,666
FHLMC, 6.50%, 6/01/08 - 7/01/32	14,310,248	14,935,925
FHLMC, 7.00%, 4/01/24 - 10/01/32	13,690,550	14,374,698
FHLMC, 7.50%, 11/01/22 - 5/01/24	840,209	899,613
FHLMC, 8.00%, 1/01/17 - 5/01/22	366,743	398,355
FHLMC, 8.50%, 4/01/18 - 3/01/22	241,749	263,240

		41,052,497

Federal National Mortgage Association (FNMA) – Adjustable Rate 1.5%
FNMA, Cap 12.49%, Margin 2.00%, + CMT, Resets Annually, 4.044%, 2/01/19	1,230,936	1,261,955
FNMA, Cap 12.819%, Margin 2.127%, + CMT, Resets Annually, 3.986%, 9/01/18	1,355,204	1,402,499
FNMA, Cap 13.313%, Margin 2.16%, + CMT, Resets Annually, 4.78%, 7/01/19	1,196,037	1,225,126
FNMA, Cap 13.644%, Margin 2.011%, + CMT, Resets Annually, 4.123%, 1/01/18	4,107,980	4,241,214
FNMA, Cap 15.156%, Margin 2.284%, + 3CMT, Resets Tri-Annually, 6.832%, 3/01/20	571,309	596,029

		8,726,823

Federal National Mortgage Association (FNMA) – Fixed Rate 11.0%
FNMA, 5.50%, 6/01/16 - 7/01/33	24,713,030	25,599,299
FNMA, 6.00%, 8/01/17 - 11/01/32	21,317,201	22,207,770
FNMA, 6.50%, 1/01/24 - 8/01/32	8,001,953	8,370,720
FNMA, 7.00%, 5/01/24 - 9/01/31	2,033,111	2,143,112
FNMA, 7.50%, 4/01/23 - 8/01/25	944,389	1,009,623
FNMA, 8.00%, 7/01/16 - 2/01/25	1,418,301	1,545,431
FNMA, 8.50%, 10/01/19 - 8/01/21	47,649	52,056
FNMA, PL, 7.00%, 3/17/35	1,725,902	1,726,060

		62,654,071

Government National Mortgage Association (GNMA) – Fixed Rate 50.6%
GNMA, PL, 7.25%, 5/15/22 - 11/15/25	1,803,297	1,903,011
GNMA I, 5.50%, 11/15/28 - 7/01/33	45,543,424	47,510,940
GNMA I, 6.00%, 11/15/23 - 11/15/32	57,224,027	60,014,163
GNMA I, SF, 6.50%, 5/15/23 - 9/15/32	89,006,494	93,478,377
GNMA I, SF, 7.00%, 3/15/22 - 10/20/32	33,067,451	34,987,637
GNMA I, SF, 7.50%, 2/15/17 - 3/15/32	9,510,284	10,160,750
GNMA I, SF, 8.00%, 4/15/05 - 6/15/25	3,875,454	4,228,220
GNMA I, SF, 8.25%, 4/15/25	282,678	306,925
GNMA I, SF, 8.50%, 8/15/21 - 12/15/24	1,065,887	1,166,698
GNMA I, SF, 9.00%, 4/15/16 - 2/15/21	662,266	739,235
GNMA I, SF, 9.50%, 7/15/16 - 12/15/21	980,863	1,106,171
GNMA I, SF, 10.00%, 8/15/17 - 8/15/21	1,194,323	1,380,712
GNMA II, 6.00%, 1/20/24 - 8/20/28	3,662,415	3,829,674
GNMA II, 6.50%, 12/20/27 - 3/20/28	6,049,336	6,331,620
GNMA II, 7.00%, 7/20/32	15,045,276	15,835,936
GNMA II, 7.50%, 11/20/16 - 11/20/26	4,100,625	4,361,682
GNMA II, 8.00%, 7/20/16 - 8/20/26	345,473	372,900
GNMA II, 9.50%, 4/20/25	83,723	94,198

		287,808,849

Total Mortgage-Backed Securities (Cost $391,059,862)		402,212,589

FUS-5

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN U.S. GOVERNMENT FUND

Statement of Investments, June 30, 2003 (unaudited) (cont.)

	PRINCIPAL AMOUNT	VALUE

Other Agency Securities 27.9%
Federal Farm Credit Bank, 4.50%, 7/09/07	$10,000,000	$10,839,280
Federal Home Loan Bank, 2.25%, 5/15/06	25,000,000	25,358,750
Federal Home Loan Bank, 2.375%, 2/15/06	20,000,000	20,361,400
Federal Home Loan Bank, 2.625%, 5/15/07	15,000,000	15,217,200
Federal Home Loan Bank, 3.25%, 8/15/05	15,000,000	15,561,030
Federal Home Loan Bank, 4.875%, 5/15/07	5,000,000	5,487,490
FICO, Strip, Series 12, zero cpn., 12/06/14	13,569,000	8,022,047
FICO, Strip, Series 16, zero cpn., 10/05/10	4,745,000	3,634,566
Housing Urban Development, 96-A, 7.625%, 8/01/14	5,000,000	5,558,780
Housing Urban Development, 96-A, 7.66%, 8/01/15	5,000,000	5,553,350
Student Loan Marketing Association, zero cpn., 5/15/14	15,000,000	7,213,260
Small Business Administration, 6.00%, 9/01/18	7,257,272	7,971,997
Small Business Administration, 6.45%, 12/01/15	2,533,160	2,806,118
Small Business Administration, 6.70%, 12/01/16	2,822,591	3,159,396
Small Business Administration, 6.85%, 7/01/17	3,098,351	3,491,290
Small Business Administration, Cap 10.85%, Margin Prime - .40%, Resets Quarterly, 4.35%, 6/25/19	1,129,808	1,177,273
Small Business Administration, Cap 10.875%, Margin Prime - .125%, Resets Quarterly, 4.625%, 3/25/18	1,533,405	1,612,843
Tennessee Valley Authority, 5.98%, 4/01/36	10,000,000	11,565,840
Tennessee Valley Authority, Strip, zero cpn., 4/15/42	6,000,000	4,202,004

Total Other Agency Securities (Cost $146,832,381)		158,793,914

Total Long Term Investments (Cost $537,892,243)		561,006,503

Repurchase Agreement (Cost $30,748,008) 5.4%
[a]Joint Repurchase Agreement, 1.103%, 7/01/03, (Maturity Value $30,748,950)	30,748,008	30,748,008

    ABN AMRO Bank, N.V., New York Branch (Maturity Value $2,813,836)

    Banc of America Securities LLC (Maturity Value $2,813,836)

    Banc One Capital Markets Inc. (Maturity Value $1,250,256)

    Barclays Capital Inc. (Maturity Value $2,813,836)

    Bear, Stearns & Co. Inc. (Maturity Value $2,501,120)

    BNP Paribas Securities Corp. (Maturity Value $2,813,836)

    Deutsche Bank Securities Inc. (Maturity Value $1,875,993)

    Dresdner Kleinwort Wasserstein Securities LLC (Maturity Value $2,813,836)

    Goldman, Sachs & Co. (Maturity Value $2,813,836)

    Lehman Brothers Inc. (Maturity Value $2,610,893)

    Morgan Stanley & Co. Inc. (Maturity Value $2,813,836)

    UBS Securities LLC (Maturity Value $2,813,836)

        Collateralized by U.S. Treasury Bills, Notes, and Bonds, and U.S. Government Agency Securities

Total Investments (Cost $568,640,251) 104.0%		591,754,511
Other Assets, less Liabilities (4.0)%		(23,152,130)

Net Assets 100.0%		$568,602,381

aSee Note 1(b) regarding joint repurchase agreement.

FUS-6

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN U.S. GOVERNMENT FUND

Financial Statements

Statement of Assets and Liabilities

June 30, 2003 (unaudited)

Assets:
Investments in securities:
Cost	$537,892,243

Value	561,006,503
Repurchase agreement, at value and cost	30,748,008
Receivables:
Investment securities sold	160,234
Capital shares sold	2,833,424
Interest	3,383,131

Total assets	598,131,300

Liabilities:
Payables:
Investment securities purchased	28,746,597
Capital shares redeemed	465,294
Affiliates	311,007
Other liabilities	6,021

Total liabilities	29,528,919

Net assets, at value	$568,602,381

Net assets consist of:
Undistributed net investment income	$7,032,233
Net unrealized appreciation (depreciation)	23,114,260
Accumulated net realized gain (loss)	(3,185,945)
Capital shares	541,641,833

Net assets, at value	$568,602,381

Class 1:
Net assets, at value	$359,684,200

Shares outstanding	27,306,906

Net asset value and offering price per share	$13.17

Class 2:
Net assets, at value	$208,918,181

Shares outstanding	16,011,454

Net asset value and offering price per share	$13.05

FUS-7

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN U.S. GOVERNMENT FUND

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2003 (unaudited)

Investment income:
Interest	$11,814,057

Expenses:
Management fees (Note 3)	1,343,647
Distribution fees - Class 2 (Note 3)	217,742
Transfer agent fees (Note 3)	3,114
Custodian fees	2,644
Reports to shareholders	49,551
Professional fees	11,572
Trustees’ fees and expenses	2,625
Other	10,932

Total expenses	1,641,827

Net investment income	10,172,230

Realized and unrealized gains (losses):
Net realized gain (loss) from investments	3,913,808
Net unrealized appreciation (depreciation) on investments	(3,082,422)

Net realized and unrealized gain (loss)	831,386

Net increase (decrease) in net assets resulting from operations	$11,003,616

FUS-8

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN U.S. GOVERNMENT FUND

Financial Statements (continued)

Statements of Changes in Net Assets

for the six months ended June 30, 2003 (unaudited)

and the year ended December 31, 2002

	Six Months Ended June 30, 2003	Year Ended December 31, 2002

Increase (decrease) in net assets:
Operations:
Net investment income	$10,172,230	$24,218,463
Net realized gain (loss) from investments	3,913,808	3,804,636
Net unrealized appreciation (depreciation) on investments	(3,082,422)	15,233,412

Net increase (decrease) in net assets resulting from operations	11,003,616	43,256,511
Distributions to shareholders from net investment income:
Class 1	(18,596,320)	(22,736,492)
Class 2	(10,519,204)	(3,744,993)

Total distributions to shareholders	(29,115,524)	(26,481,485)
Capital share transactions: (Note 2)
Class 1	(11,995,622)	(23,721,662)
Class 2	79,171,722	110,675,553

Total capital share transactions	67,176,100	86,953,891
Net increase (decrease) in net assets	49,064,192	103,728,917
Net assets:
Beginning of period	519,538,189	415,809,272

End of period	$568,602,381	$519,538,189

Undistributed net investment income included in net assets:
End of period	$7,032,233	$25,975,527

FUS-9

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN U.S. GOVERNMENT FUND

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of twenty-two series (the Funds). The Franklin U.S. Government Fund (the Fund) included in this report is diversified. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. As of June 30, 2003, over 92% of the total Fund shares were sold through one insurance company. The Fund’s investment objective is current income.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the last reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. Joint Repurchase Agreement

The Fund may enter into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account to be used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the Fund based on its pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund’s custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At June 30, 2003, all repurchase agreements had been entered into on that date.

c. Securities Purchased on a TBA Basis

The Fund may purchase securities on a to be announced (TBA) basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

d. Mortgage Dollar Rolls

The Fund enters into mortgage dollar rolls, typically on a TBA basis. Dollar rolls are agreements between the Fund and a financial institution to simultaneously sell and repurchase a mortgage-backed security at a future date. Gains or losses are realized at the time of the sale and the difference between the repurchase price and sale price is recorded as an unrealized gain to the Fund. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill their obligations.

e. Income Taxes

No provision has been made for income taxes because the Fund’s policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

FUS-10

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN U.S. GOVERNMENT FUND

Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (cont.)

f. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

g. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

h. Guarantees and Indemnifications

Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

The Fund offers two classes of shares: Class 1 and Class 2. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class, and its exchange privilege.

At June 30, 2003, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2003		Year Ended December 31, 2002

Class 1 Shares:	Shares	Amount	Shares	Amount

Shares sold	286,302	$3,851,879	2,108,070	$27,924,326
Shares issued in reinvestment of distributions	1,410,950	18,596,320	1,762,519	22,736,492
Shares redeemed	(2,510,550)	(34,443,821)	(5,568,427)	(74,382,480)

Net increase (decrease)	(813,298)	$(11,995,622)	(1,697,838)	$(23,721,662)

Class 2 Shares:

Shares sold	6,005,647	$81,548,222	9,927,016	$131,615,360
Shares issued in reinvestment of distributions	806,069	10,519,204	292,349	3,744,993
Shares redeemed	(945,162)	(12,895,704)	(1,859,896)	(24,684,800)

Net increase (decrease)	5,866,554	$79,171,722	8,359,469	$110,675,553

FUS-11

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN U.S. GOVERNMENT FUND

Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of the following entities:

Entity	Affiliation

Franklin Advisers Inc. (Advisers)	Investment manager
Franklin Templeton Services LLC (FT Services)	Administrative manager
Franklin/Templeton Distributors Inc. (Distributors)	Principal underwriter
Franklin/Templeton Investor Services LLC (Investor Services)	Transfer agent

The Fund pays an investment management fee to Advisers based on the net assets of the Fund as follows:

Annualized Fee Rate	Daily Net Assets

.625%	First $100 million
.50%	Over $100 million, up to and including $250 million
.45%	Over $250 million, up to and including $10 billion

Fees are further reduced on net assets over $10 billion.

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

The Fund reimburses Distributors up to .25% per year of its average daily net assets of Class 2, for costs incurred in marketing the Fund’s shares.

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. INCOME TAXES

At December 31, 2002, the Fund had tax basis capital losses of $6,748,448 which may be carried over to offset future capital gains. Such losses expire as follows:

Capital loss carryover expiring in:
2003	$826,481
2005	169,754
2008	5,752,213

$6,748,448

At December 31, 2002, the Fund had deferred capital losses occurring subsequent to October 31, 2002 of $351,305. For tax purposes, such losses will be reflected in the year ending December 31, 2003.

Net investment income and net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of mortgage dollar rolls, paydown losses, and bond discounts and premiums.

FUS-12

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN U.S. GOVERNMENT FUND

Notes to Financial Statements (unaudited) (continued)

4. INCOME TAXES (cont.)

At June 30, 2003, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes of $569,248,840 was as follows:

Unrealized appreciation	$22,873,922
Unrealized depreciation	(368,251)

Net unrealized appreciation (depreciation)	$22,505,671

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended June 30, 2003 aggregated $329,849,895 and $270,329,261, respectively.

FUS-13

FRANKLIN ZERO COUPON FUNDS — 2005 AND 2010

Fund Goals and Primary Investments: The two Zero Coupon Funds seek as high an investment return as is consistent with capital preservation. Each Fund invests primarily in zero coupon debt securities, primarily U.S. Treasury-issued stripped securities and stripped securities issued by the U.S. government and its agencies and authorities. The Funds may not be appropriate for those who intend to redeem units before the maturity date.

We are pleased to bring you Franklin Zero Coupon Funds — 2005 and 2010 semiannual report for the period ended June 30, 2003.

During the six months under review, intermediate-term interest rates fell to their lowest levels in over 45 years. The 10-year U.S. Treasury note yield fell 29 basis points (0.29%), to 3.54%, as the entire yield curve shifted downward. Lower interest rates appeared to affect the economy in two ways. First, they lowered the cost of business financing through borrowing. Businesses that brooded about prospects for near-term business spending amid the sluggish economy focused their expenditures on maintaining and refurbishing older technologies while avoiding capacity increases. Lower borrowing costs contributed to increased corporate spending during the first half of 2003.

Second, lower interest rates appeared to encourage consumers to take on low-cost financing and borrowing, adding fuel to the country’s economic engine. Not surprisingly, a record wave of home buying and mortgage refinancing accompanied the recent decline in interest rates, as consumers sought to lock in extraordinarily low debt servicing costs. Freddie Mac’s 30-year commitment rates for mortgage financing remained in a downward trend, and hit new all-time index lows of 5.21% in June 2003, down 72 basis points from the beginning of the reporting period. As a result, the Mortgage Banker’s Association Refinancing Index hit an all-time high in May 2003.1

One of the primary factors effecting Franklin Zero Coupon Fund 2010 during the six months under review was investors’ flight to high-quality bonds as the corporate bond sector continued to experience defaults and other credit events. Securities guaranteed by the U.S. government, its agencies and instrumentalities, those in which the Funds primarily invest, generally performed well.

1. Source: Mortgage Banker’s Association (MBA). The MBA Refinancing Index covers all mortgage applications to refinance an existing mortgage. It is the best overall gauge of mortgage refinancing activity.

FZ-1

For the six months ended June 30, 2003, Franklin Zero Coupon Fund — 2010 Class 2 shares posted a +6.66% cumulative total return.2 By comparison, the Lipper Target Maturity Funds Average returned 4.50% during the same period.3

2. Ongoing market volatility can significantly affect short-term performance; recent returns may differ. Performance reflects the Fund’s Class 2 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

3. Source: Lipper Inc. The Lipper Target Maturity Funds Average is an equally weighted average calculation of performance figures for all funds within the Lipper Target Maturity Funds classification. Lipper Target Maturity Funds invest principally in zero coupon U.S. Treasury securities or in coupon-bearing U.S. government securities targeted to mature in a specific year.

This discussion reflects our analysis, opinions and portfolio holdings as of June 30, 2003, the end of the reporting period. Our strategies and the Funds’ portfolio composition will change depending on market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Funds. Statements of fact are from sources considered reliable, but the advisor makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

FZ-2

FRANKLIN ZERO COUPON FUND 2010

Fund Goals and Primary Investments: Franklin Zero Coupon Fund 2010 seeks as high an investment return as is consistent with capital preservation. The Fund invests primarily in zero coupon debt securities, primarily U.S. Treasury-issued stripped securities and stripped securities issued by the  U.S. government and its agencies and authorities. The Fund may not be appropriate for those who intend to redeem units before the maturity date.

We are pleased to bring you Franklin Zero Coupon Fund 2010’s semiannual report for the period ended June 30, 2003.

During the six months under review, intermediate-term interest rates fell to their lowest levels in over 45 years. The 10-year U.S. Treasury note yield fell 29 basis points (0.29%), to 3.54%, as the entire yield curve shifted downward. Lower interest rates appeared to affect the economy in two ways. First, they lowered the cost of business financing through borrowing. Businesses that brooded about prospects for near-term business spending amid the sluggish economy focused their expenditures on maintaining and refurbishing older technologies while avoiding capacity increases. Lower borrowing costs contributed to increased corporate spending during the first half of 2003.

Second, lower interest rates appeared to encourage consumers to take on low-cost financing and borrowing, adding fuel to the country’s economic engine. Not surprisingly, a record wave of home buying and mortgage refinancing accompanied the recent decline in interest rates, as consumers sought to lock in extraordinarily low debt servicing costs. Freddie Mac’s 30-year commitment rates for mortgage financing remained in a downward trend, and hit new all-time index lows of 5.21% in June 2003, down 72 basis points from the beginning of the reporting period. As a result, the Mortgage Banker’s Association Refinancing Index hit an all-time high in May 2003.1

One of the primary factors affecting Franklin Zero Coupon Fund 2010 during the six months under review was investors’ flight to high-quality bonds as the corporate bond sector continued to experience defaults and other credit events. Securities guaranteed by the U.S. government, its agencies and instrumentalities, those in which the Fund primarily invests, generally performed well.

1. Source: Mortgage Banker’s Association (MBA). The MBA Refinancing Index covers all mortgage applications to refinance an existing mortgage. It is the best overall gauge of mortgage refinancing activity and includes conventional and government refinances.

For the six months ended June 30, 2003, the Fund’s Class 2 shares posted a +6.66% cumulative total return, which compared favorably with the Lipper Target Maturity Funds Average’s 4.50% return during the same period.2

2. Source: Lipper Inc. Ongoing market volatility can significantly affect short-term performance; recent returns may differ. Performance reflects the Fund’s Class 2 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life polices, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges. The Lipper Target Maturity Funds Average is an equally weighted average calculation of performance figures for all funds within the Lipper Target Maturity Funds classification. Lipper Target Maturity Funds invest principally in zero coupon U.S. Treasury securities or in coupon-bearing U.S. government securities targeted to mature in a specific year. As of 6/30/03, there were nine funds in this category. Lipper calculations do not include contract fees, expenses or sales charges, and may have been different if such charges had been considered.

This discussion reflects our analysis, opinions and portfolio holdings as of June 30, 2003, the end of the reporting period. Our strategies and the Fund’s portfolio composition will change depending on market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the advisor makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN ZERO COUPON FUND — 2010

Financial Highlights

	Class 1
	Six Months Ended June 30, 2003 (unaudited)		Year Ended December 31,
			2002	2001	2000	1999	1998

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$ 16.61		$ 15.33	$ 16.50	$ 14.15	$ 19.05	$ 17.83

Income from investment operations:
Net investment income[a]	.42		.87	.92	.94	.99	1.09
Net realized and unrealized gains (losses)	.70		2.03	(.06)	1.67	(3.24)	1.39

Total from investment operations	1.12		2.90	.86	2.61	(2.25)	2.48

Less distributions from:
Net investment income	(.68)		(.95)	(1.21)	(.02)	(2.14)	(1.11)
Net realized gains	—		(.67)	(.82)	(.24)	(.51)	(.15)

Total distributions	(.68)		(1.62)	(2.03)	(.26)	(2.65)	(1.26)

Net asset value, end of period	$ 17.05		$ 16.61	$ 15.33	$ 16.50	$ 14.15	$ 19.05

Total return[b]	6.72%		20.10%	5.62%	18.72%	(12.24)%	14.45%

Ratios/supplemental data
Net assets, end of period (000’s)	$79,642		$68,489	$51,002	$56,720	$66,049	$93,515
Ratios to average net assets:
Expenses	.67%	[c]	.68%	.68%	.65%	.65%	.40%
Expenses excluding waiver and payments by affiliate	.67%	[c]	.68%	.68%	.65%	.65%	.66%
Net investment income	4.93%	[c]	5.48%	5.73%	6.28%	5.83%	5.55%
Portfolio turnover rate	17.09%		19.03%	23.68%	34.39%	19.30%	15.92%

aBased on average shares outstanding effective year ended December 31, 1999.

bTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

cAnnualized

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN ZERO COUPON FUND — 2010

Financial Highlights (continued)

	Class 2
	Six Months Ended June 30, 2003 (unaudited)[c]
Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$17.39

Income from investment operations:
Net investment income[a]	.11
Net realized and unrealized gains (losses)	.22

Total from investment operations	.33

Less distributions from net investment income	(.68)

Net asset value, end of period	$17.04

Total return[b]	1.87%

Ratios/supplemental data
Net assets, end of period (000’s)	$1,764
Ratios to average net assets:
Expenses	.92%	[d]
Net investment income	4.68%	[d]
Portfolio turnover rate	17.09%

a Based on average shares outstanding.

bTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

cFor the period May 12, 2003 (effective date) to June 30, 2003.

dAnnualized

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN ZERO COUPON FUND — 2010

Statement of Investments, June 30, 2003 (unaudited)

	PRINCIPAL AMOUNT	VALUE

U.S. Government and Agency Securities 87.3%
FHLMC, Strip, 7/15/10	$11,150,000	$8,723,838
FICO, Strip, 19, 6/06/10	9,800,000	7,605,388
FICO, Strip, A, 8/08/10	7,000,000	5,395,481
FNMA, Strip, 8/12/09	1,975,000	1,624,510
FNMA, Strip, 8/01/10	8,250,000	6,441,303
FNMA, Strip, 8/12/10	1,230,000	959,211
REFCO, Strip, 10/15/10	10,000,000	7,843,960
SLMA 5/15/14	8,650,000	4,159,647
Tennessee Valley Authority, Strip, 1/01/10	412,000	324,583
Tennessee Valley Authority, Strip, 4/15/10	12,000,000	9,399,924
Tennessee Valley Authority, Strip, 10/15/10	1,320,000	1,012,432
Tennessee Valley Authority, Strip, 10/15/11	7,295,000	5,268,449
U.S. Treasury, Strip, 2/15/11	14,900,000	11,549,392
U.S. Treasury, Strip, 2/15/12	1,000,000	733,936

Total U.S. Government and Agency Securities (Cost $57,145,613)		71,042,054

Other Securities – AAA Rated 9.8%
International Bank for Reconstruction and Development, 2/15/11	1,392,000	1,020,096
International Bank for Reconstruction and Development, 2/15/12	2,800,000	1,928,777
International Bank for Reconstruction and Development, 2/15/13	3,287,000	2,128,014
International Bank for Reconstruction and Development, 8/15/13	4,100,000	2,569,507
International Bank for Reconstruction and Development, 2, 2/15/11	500,000	366,414

Total Other Securities – AAA Rated (Cost $6,276,959)		8,012,808

Total Long Term Investments (Cost $63,422,572)		79,054,862

[a]Repurchase Agreement (Cost $712,871) .9%
Joint Repurchase Agreement, 1.103%, 7/01/03, (Maturity Value $712,893)	712,871	712,871
ABN AMRO Bank, N.V., New York Branch (Maturity Value $65,236)
Banc of America Securities LLC (Maturity Value $65,236)
Banc One Capital Markets Inc. (Maturity Value $28,993)
Barclays Capital Inc. (Maturity Value $65,236)
Bear, Stearns & Co. Inc. (Maturity Value $57,987)
BNP Paribas Securities Corp. (Maturity Value $65,236)
Deutsche Bank Securities Inc. (Maturity Value $43,493)
Dresdner Kleinwort Wasserstein Securities LLC (Maturity Value $65,236)
Goldman, Sachs & Co. (Maturity Value $65,236)
Lehman Brothers Inc. (Maturity Value $60,532)
Morgan Stanley & Co. Inc. (Maturity Value $65,236)
UBS Securities LLC (Maturity Value $65,236)
Collateralized by U.S. Treasury Bills, Notes, and Bonds, and U.S. Government Agency Securities

Total Investments (Cost $64,135,443) 98.0%		79,767,733
Other Assets, less Liabilities 2.0%		1,638,853

Net Assets 100.0%		$81,406,586

[a]	See Note 1(b) regarding joint repurchase agreement.

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN ZERO COUPON FUND — 2010

Financial Statements

Statement of Assets and Liabilities

June 30, 2003 (unaudited)

Assets:
Investments in securities:
Cost	$64,135,443

Value	79,767,733
Receivables:
Capital shares sold	1,705,925

Total assets	81,473,658

Liabilities:
Payables:
Capital shares redeemed	16,619
Affiliates	41,725
Professional	5,392
Other liabilities	3,336

Total liabilities	67,072

Net assets, at value	$81,406,586

Net assets consist of:
Undistributed net investment income	$1,828,053
Net unrealized appreciation (depreciation)	15,632,290
Accumulated net realized gain (loss)	(408,920)
Capital shares	64,355,163

Net assets, at value	$81,406,586

Class 1:
Net assets, at value	$79,642,254

Shares outstanding	4,670,603

Net asset value per share	$17.05

Class 2:
Net assets, at value	$1,764,332

Shares outstanding	103,540

Net asset value and maximum offering price per share	$17.04

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN ZERO COUPON FUND — 2010

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2003 (unaudited)

Investment income:
Interest	$2,074,545

Expenses:
Management fees (Note 3)	231,098
Distribution fees – Class 2 (Note 3)	18
Transfer agent fees (Note 3)	367
Custodian fees	322
Reports to shareholders	7,898
Professional fees	7,026
Trustees’ fees and expenses	366
Other	1,793

Total expenses	248,888

Net investment income	1,825,657

Realized and unrealized gains (losses):
Net realized gain (loss) from investments	43,725

Net unrealized appreciation (depreciation) on investments	3,032,848

Net realized and unrealized gain (loss)	3,076,573

Net increase (decrease) in net assets resulting from operations	$4,902,230

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN ZERO COUPON FUND — 2010

Financial Statements (continued)

Statements of Changes in Net Assets

for the six months ended June 30, 2003 (unaudited)

and the year ended December 31, 2002

	Six Months Ended June 30, 2003	Year Ended December 31, 2002

Increase (decrease) in net assets:
Operations:
Net investment income	$1,825,657	$3,095,573
Net realized gain (loss) from investments	43,725	(432,337)
Net unrealized appreciation (depreciation) on investments	3,032,848	7,466,700

Net increase (decrease) in net assets resulting from operations	4,902,230	10,129,936
Distributions to shareholders from:
Net investment income:
Class 1	(3,089,057)	(3,019,579)
Class 2	(3,871)	—

Net realized gains:
Class 1	—	(2,117,685)

Total distributions to shareholders	(3,092,928)	(5,137,264)
Capital share transactions: (Note 2)
Class 1	9,338,894	12,494,918
Class 2	1,769,177	—

Total capital share transactions	11,108,071	12,494,918
Net increase (decrease) in net assets	12,917,373	17,487,590
Net assets:
Beginning of period	68,489,213	51,001,623

End of period	$81,406,586	$68,489,213

Undistributed net investment income included in net assets:
End of period	$1,828,053	$3,095,324

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN ZERO COUPON FUND — 2010

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of twenty-two series (the Funds). The Franklin Zero Coupon Fund — 2010 (the Fund) included in this report is diversified. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. As of June 30, 2003, over 93% of the total Fund’s shares were sold through one insurance company. The Fund’s investment objective is current income.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the last reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. Joint Repurchase Agreements

The Fund may enter into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account to be used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the Fund based on its pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund’s custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Fund, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At June 30, 2003, all repurchase agreements had been entered into on that date.

c. Securities Purchased on a When-Issued or Delayed Delivery Basis

The Fund may purchase securities on a when-issued or delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

d. Income Taxes

No provision has been made for income taxes because the Fund’s policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Discounts on securities purchased are amortized over the lives of the respective securities. Distributions to shareholders are recorded on the ex-dividend date.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN ZERO COUPON FUND — 2010

Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (cont.)

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

f. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

Effective May 12, 2003, the Fund offers two classes of shares: Class 1 and Class 2. Outstanding shares before that date were designated as Class 1 shares. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At June 30, 2003, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2003		Year Ended December 31, 2002

Class 1 Shares:	Shares	Amount	Shares	Amount

Shares sold	906,366	$15,395,526	2,523,146	$40,144,293
Shares issued in reinvestment of distributions	180,120	3,089,057	347,582	5,137,264
Shares redeemed	(538,843)	(9,145,689)	(2,073,783)	(32,786,639)

Net increase (decrease)	547,643	$9,338,894	796,945	$12,494,918

Class 2 Shares:

Shares sold	115,100	$1,971,737
Shares issued in reinvestment of distributions	226	3,871
Shares redeemed	(11,786)	(206,431)

Net increase (decrease)	103,540	$1,769,177

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN ZERO COUPON FUND — 2010

Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of the following entities:

Entity	Affiliation

Franklin Advisers Inc. (Advisers)	Investment manager
Franklin Templeton Services LLC (FT Services)	Administrative manager
Franklin/Templeton Distributors Inc. (Distributors)	Principal underwriter
Franklin/Templeton Investor Services LLC (Investor Services)	Transfer agent

The Fund pays an investment management fee to Advisers based on the average net assets of the Fund as follows:

Annualized Fee Rate	Daily Net Assets

.625%	First $100 million
.50%	Over $100 million, up to and including $250 million
.45%	Over $250 million, up to and including $10 billion

Fees are further reduced on net assets over $10 billion.

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by the Fund’s investment manager based on the average daily net assets, and is not an additional expense of the Fund.

The Fund reimburses Distributors up to .25% per year of its average daily net assets of Class 2, for costs incurred in marketing the Fund’s shares.

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. INCOME TAXES

At December 31, 2002, the Fund had tax basis capital losses of $274,229 which may be carried over to offset future capital gains. Such losses expire in 2010.

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of bond discounts.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, and bond discounts.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN ZERO COUPON FUND — 2010

Notes to Financial Statements (unaudited) (continued)

4. INCOME TAXES (cont.)

At June 30, 2003, the net unrealized appreciation (depreciation), based on the cost of investments for income tax purposes of $64,273,564 was as follows:

Unrealized appreciation	$15,494,169
Unrealized depreciation	—

Net unrealized appreciation (depreciation)	$15,494,169

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term securities) for the period ended June 30, 2003, aggregated $19,547,212 and $12,821,655, respectively.

MUTUAL DISCOVERY SECURITIES FUND

Fund Goal and Primary Investments: Mutual Discovery Securities Fund seeks capital appreciation. The Fund invests mainly in U.S. and foreign equity securities (including securities convertible, or that the manager expects to become convertible, into common or preferred stock) of companies that the Fund’s manager believes are available at market prices less than their value based on certain recognized or objective criteria. The Fund may also invest a significant portion in small capitalization companies.

For the six months ended June 30, 2003, Mutual Discovery Securities Fund – Class 2 posted a +9.78% cumulative total return, underperforming its benchmarks, the Standard & Poor’s 500 Composite Index (S&P 500) and Morgan Stanley Capital International (MSCI) World Index, which returned 11.75% and 11.45% during the same period.1

Financial markets experienced significant volatility during 2003’s first half. As uncertainties surrounding impending war in Iraq loomed, most major equity indexes declined from January through early March, only to reverse course shortly before the war began and rally strongly from mid-March through mid-June. Investor confidence that war would be concluded quickly and successfully, as well as the belief that the economy was stabilizing, generally sparked the domestic market rally. Promise of fiscal stimulus, including a sizable tax-cut package, and hopes that monetary stimulus, in the form of a 45-year low federal funds target rate, would help lift the economy, further fueled the rally. During the reporting period, short-term and long-term U.S. Treasury interest rates reached multi-decade lows, which, coupled with a weak U.S. economy, led to further declines in the U.S. dollar versus other major currencies, particularly the euro. Although we had partially removed our hedge versus the euro and other selected currencies, our remaining currency hedges provided a modest headwind for Fund performance.

1. Source: Standard & Poor’s Micropal. Ongoing market volatility can significantly affect short-term performance; recent returns may differ. Performance reflects the Fund’s Class 2 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock’s weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The MSCI World Index is market capitalization-weighted and measures total returns of equity securities in developed markets globally. The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio.

The Fund outperformed its benchmarks during the downdraft in early 2003 and underperformed during the rally, leading to our overall underperformance during the reporting period.

During the six months under review, securities representing our three investment styles (undervalued common stocks, distressed debt and risk arbitrage) contributed positively to overall Fund performance, with distressed securities providing the strongest performance, driven by broad-based improvement in distressed and high yield markets. Notable performers included several telecommunication, cable, utility and merchant power generation companies. Among these were U.K. cable companies NTL and Telewest, U.S. cable company Adelphia Communications and U.S. broadcast tower company Spectrasite in the telecommunication and cable sectors. In the power and utility sectors, Calpine, PG&E Corp. and its utility subsidiary, Pacific Gas & Electric, also contributed to the Fund’s performance. During the reporting period, the Fund had a relatively high allocation of distressed securities relative to its historical exposure, representing 13.19% of total net assets at period-end.

Within our equity holdings, significant contributors to Fund performance included International Steel Group (ISG), White Mountains Insurance Group, Liberty Media and Cendant. Privately held ISG was formed in 2002 by a group of investors to purchase the assets of bankrupt carbon steel producer LTV Steel. In May 2003, ISG completed the purchase of additional assets from bankrupt steel company Bethlehem Steel. In both transactions, ISG purchased certain assets, leaving the pension, post-retirement health care, and other “legacy” liabilities behind with the bankrupt company, resulting in a reduced and more competitive cost structure for the newly purchased production facilities.

White Mountains, a well-capitalized, Bermuda-based property and casualty (P&C) insurer, benefited from a strong pricing environment, solid returns from its high-quality investment portfolio and a well-executed turnaround at OneBeacon Insurance Group, the company’s largest operating subsidiary. We believe White Mountains is led by a strong management team, who employed disciplined operating principles and generated solid returns for shareholders.

Gradual improvement in the underlying media environment largely drove Liberty Media’s relatively strong performance. Notwithstanding a slowdown in March and April during the conflict in Iraq, advertising spending steadily improved in 2003 after two difficult years. In addition, digital and satellite television drove growth in the U.S. multi -

channel television industry. Such factors supported share price gains of some of Liberty’s largest public holdings, including News Corp., AOL Time Warner, and especially InterActiveCorp (formerly USA Interactive). The improved environment also contributed positively to financial performance for Liberty’s private assets, most notably Discovery Communications. In addition to appreciation of its public and private assets, the discount at which Liberty traded to its underlying assets narrowed during the reporting period.

Cendant, a travel and real estate services provider, began 2003 trading at what we considered depressed valuations largely due to concerns surrounding the impact the weak economy and war in Iraq might have on its travel-related businesses. As the period unfolded, investors seemed to take comfort that strength in Cendant’s real estate business was likely to continue. After war in Iraq concluded, the company’s travel business began to rebound. As domestic equity markets rallied and Cendant’s business prospects improved, the stock was revalued to a level we believed more appropriately reflected its strong competitive positions and substantial free cash flow generation.

Unfortunately, some of our positions lost value during the period under review. Carlsberg shares declined following a first quarter 2003 loss as beer sales in Russia and eastern Europe unexpectedly fell. Several factors, including generic competition for one of its lead drugs, a weaker U.S. dollar and lower pension fund asset values, had a negative impact on Akzo Nobel, a Dutch chemicals and pharmaceuticals company.

Weak market conditions early in the period presented us with some opportunities that we believe enabled us to upgrade the quality of the Fund’s portfolio. For example, we sold our Allied Domecq position when the stock declined on concerns about weakness in the company’s Spanish operations, adverse currency movements and a higher-than-expected contribution to its pension plans. We purchased shares of Diageo in its place. Diageo is the world’s leading spirits company, enjoying enviable market share. Its well-known brands include Johnnie Walker, Smirnoff, Guinness, Tanqueray, Cuervo and Bailey’s. Diageo refocused on its core spirits business by divesting its Burger King division and selling Pillsbury to General Mills for about a 20% stake in the combined entity. We believe management is committed to focusing on growing its core business profitably or returning excess cash to shareholders through dividends and a significant share buyback program.

During the six months under review, we purchased shares of Hartford Financial Services Group. Hartford, a leading U.S. insurance company,

Top 10 Sectors/Industries

Mutual Discovery Securities Fund

Based on Equity Securities

6/30/03

% of Total Net Assets

Insurance	8.5%

Tobacco	8.1%

Media	7.3%

Food Products	4.9%

Diversified Financial Services	4.5%

Metals & Mining	3.7%

Commercial Banks	3.2%

Beverages	3.0%

Real Estate	2.7%

Construction & Engineering	2.6%

offers P&C and life insurance products to companies and individuals. During the period, Hartford boosted its reserves for asbestos liabilities and raised additional capital by issuing stock to shore up its balance sheet and maintain its financial strength ratings. As a result of the stock offering, we were able to purchase Hartford shares at less than 10 times estimated 2004 earnings, although at a premium to estimated book value.

During the six months under review, we sold our position in Actividades de Construcciones y Servicios when it became, in our view, fully valued based upon continued optimism for Spain’s construction environment and the prospect of further industry consolidation. We also eliminated our holdings in Daiichi Pharmaceutical during the period after management used some of their substantial cash balances to make what we believed were ill-advised acquisitions. We also sold most of our position in Greencore. Last, we made some sales in selected positions within the distressed portfolio following the significant rally this spring.

This discussion reflects our analysis, opinions and portfolio holdings as of June 30, 2003, the end of the reporting period. Our strategies and the Fund’s portfolio composition will change depending on market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the advisor makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Top 10 Equity Holdings

Mutual Discovery Securities Fund

6/30/03

Company Sector/Industry, Country	% of Total Net Assets

Berkshire Hathaway Inc., A & B	2.9%
Insurance, U.S.

Altadis SA	1.8%
Tobacco, Spain

British American Tobacco PLC	1.8%
Tobacco, U.K.

White Mountains Insurance Group Inc., common & restricted	1.7%
Insurance, U.S.

Imperial Tobacco Group PLC	1.7%
Tobacco, U.K

International Steel Group, common & B	1.6%
Metals & Mining, U.S.

Vinci SA	1.6%
Construction & Engineering, France

Groupe Danone	1.5%
Food Products, France

Lagardere SCA	1.4%
Media, France

Nestle SA	1.2%
Food Products, Switzerland

The dollar value, number of shares or principal amount, and complete legal titles of all portfolio holdings are listed in the Fund’s Statement of Investments.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

MUTUAL DISCOVERY SECURITIES FUND

Financial Highlights

	Class 1
	Six Months Ended June 30, 2003 (unaudited)	Year Ended December 31,
		2002	2001	2000	1999	1998

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$ 11.06	$ 12.56	$ 14.55	$ 13.57	$ 11.29	$ 12.17

Income from investment operations:
Net investment income[a]	.14	.18	.24	.26	.17	.20
Net realized and unrealized gains (losses)	.96	(1.27)	(.08)	1.14	2.48	(.76)

Total from investment operations	1.10	(1.09)	.16	1.40	2.65	(.56)

Less distributions from:
Net investment income	(.22)	(.19)	(.30)	(.42)	(.37)	(.17)
Net realized gains	—	(.22)	(1.85)	—	—	(.15)

Total distributions	(.22)	(.41)	(2.15)	(.42)	(.37)	(.32)

Net asset value, end of year	$ 11.94	$ 11.06	$ 12.56	$ 14.55	$ 13.57	$ 11.29

Total return[b]	9.86%	(9.06)%	.39%	1.45%	23.76%	(5.00)%
Ratios/supplemental data
Net assets, end of year (000’s)	$120,429	$122,011	$164,527	$191,051	$202,777	$224,656
Ratios to average net assets:
Expenses*	1.07%[c]	1.02%	1.02%	1.02%	1.01%	1.01%
Net investment income	2.55%[c]	1.52%	1.76%	1.76%	1.42%	1.94%
Portfolio turnover rate	18.81%	47.46%	64.58%	64.58%	104.69%	93.99%
*Ratios to average net assets, excluding dividend expense on securities sold short:
Expenses	1.03%[c]	.00%	1.00%	98.00%	99.00%	1.00%

[a]Based on average shares outstanding effective year ended December 31, 1999.
[b]	Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
[c]Annualized

.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

MUTUAL DISCOVERY SECURITIES FUND

Financial Highlights (continued)

	Class 2
	Six Months Ended June 30, 2003 (unaudited)	Year Ended December 31,
		2002	2001	2000[d]	1999[d]

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$ 10.97	$ 12.50	$14.50	$13.54	$11.65

Income from investment operations:
Net investment income[a]	.13	.14	.13	.22	.11
Net realized and unrealized gains	.96	(1.27)	.01	1.14	2.15

Total from investment operations	1.09	(1.13)	.14	1.36	2.26

Less distributions from:
Net investment income	(.22)	(.18)	(.29)	(.40)	(.37)
Net realized gains	—	(.22)	(1.85)	—	—

Total distributions	(.22)	(.40)	(2.14)	(.40)	(.37)

Net asset value, end of year	$ 11.84	$ 10.97	$12.50	$14.50	$13.54

Total return[b]	9.78%	(9.40)%	.24%	10.21%	19.68%

Ratios/supplemental data
Net assets, end of year (000’s)	$75,872	$37,241	$5,681	$1,035	$ 413
Ratios to average net assets:
Expenses*	1.33%[c]	1.27%	1.27%	1.27%	1.27%	[c]
Net investment income	2.29%[c]	1.27%	1.03%	1.59%	.94%	[c]
Portfolio turnover rate	18.81%	47.46%	64.58%	74.77%	104.69%
*Ratios to average net assets, excluding dividend expense on securities sold short:
Expenses	1.29%[c]	.00%	1.25%	1.23%	—

[a]Based on average shares outstanding effective year ended December 31, 1999.
[b]Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
[c]Annualized
[d]For the period January 6, 1999 (effective date) to December 31, 1999.

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

MUTUAL DISCOVERY SECURITIES FUND

Statement of Investments, June 30, 2003 (unaudited)

	COUNTRY	SHARES/ WARRANTS/ CONTRACTS	VALUE

Common Stocks and Other Equity Interests 70.0%
Aerospace & Defense .7%
Northrop Grumman Corp.	United States	16,200	$1,397,898

Auto Components .7%
Trelleborg AB, B	Sweden	128,041	1,367,592

Beverages 3.0%
Brown-Forman Corp., A	United States	3,700	297,850
Brown-Forman Corp., B	United States	10,780	847,523
Carlsberg AS, B	Denmark	63,000	2,254,138
Diageo PLC	United Kingdom	47,500	507,129
Heineken Holding NV, A	Netherlands	67,110	1,929,737
Pepsi Bottling Group Inc.	United States	4,700	94,094

			5,930,471

Chemicals 2.2%
Akzo Nobel NV	Netherlands	53,430	1,416,112
Givaudan AG	Switzerland	800	336,643
Solvay SA	Belgium	24,070	1,658,456
Syngenta AG	Switzerland	18,960	950,415

			4,361,626

Commercial Banks 3.2%
[a]Banca Nazionale del Lavoro SpA	Italy	224,600	376,564
Bank of America Corp.	United States	3,500	276,605
Bank of Ireland	Irish Republic	127,425	1,543,774
Danske Bank	Denmark	53,990	1,051,412
DNB Holding ASA	Norway	289,720	1,428,853
Fleet Boston Financial Corp.	United States	14,700	436,737
Gjensidige NOR ASA, 144A	Norway	4,100	143,418
KeyCorp	United States	7,000	176,890
[a],bNippon Investment LLC	Japan	477,000	839,520

			6,273,773

Commercial Services & Supplies 1.4%
[a]Alderwoods Group Inc.	United States	26,228	143,205
[a]Cendant Corp.	United States	57,600	1,055,232
[a]Republic Services Inc.	United States	40,500	918,135
[a]Veridian Corp.	United States	2,300	80,247
Waste Management Inc.	United States	20,300	489,027

			2,685,846

Communications Equipment .1%
[a]Marconi Corp.	United Kingdom	265,214	269,149

			269,149

Computers & Peripherals
[a]DecisionOne Corp.	United States	5,288	10,576

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

MUTUAL DISCOVERY SECURITIES FUND

Statement of Investments, June 30, 2003 (unaudited) (cont.)

	COUNTRY	SHARES/ WARRANTS/ CONTRACTS	VALUE

Common Stocks and Other Equity Interests (cont.)
Construction & Engineering 2.6%
Acciona SA	Spain	17,100	$814,931
Fomento de Construcciones y Contratas SA	Spain	18,300	511,293
Grupo Dragados SA	Spain	37,782	760,578
Vinci SA	France	43,880	3,051,106

			5,137,908

Construction Materials .9%
Ciments Francais SA	France	22,650	1,323,923
RMC Group PLC	United Kingdom	70,700	538,699
			1,862,622
Diversified Financial Services 4.5%
Brascan Corp., A	Canada	84,700	2,072,695
E-L Financial Corp. Ltd.	Canada	7,400	1,424,177
Irish Life & Permanent PLC	Irish Republic	147,300	1,598,154
[a,b]Leucadia National Corp.	United States	34,780	1,226,482
Pargesa Holdings SA	Switzerland	1,147	2,337,948
Principal Financial Group	United States	3,800	122,550
			8,782,006
Diversified Telecommunication Services .5%
BCE Inc.	Canada	32,600	745,211
[a]XO Communications Inc.	United States	58,730	212,896
			958,107
Electric Utilities .8%
E.ON AG	Germany	21,550	1,104,957
[a]PG & E Corp.	United States	15,000	317,250
[a,b]PG & E Corp, wts., 9/02/06	United States	667	12,690
[a]Reliant Resources Inc.	United States	7,000	42,910
			1,477,807
Electrical Equipment .3%
Kidde PLC	United Kingdom	464,790	651,922
Food & Staples Retailing .9%
[a]Kroger Co.	United States	84,500	1,409,460
[a]Safeway Inc.	United States	13,900	284,394
			1,693,854
Food Products 5.2%
Cadbury Schweppes PLC	United Kingdom	235,227	1,389,602
Farmer Brothers Co.	United States	4,200	1,425,018
Greencore Group PLC	Irish Republic	200	666
Groupe Danone	France	21,350	2,954,347
Hershey Foods Corp	United States	5,000	348,300
Koninklijke Numico NV	Netherlands	38,500	592,437
Lotte Confectionary Co. Ltd.	South Korea	2,380	980,293
Nestle SA	Switzerland	11,820	2,438,957
Weetabix Ltd., A	United Kingdom	1,200	46,039
			10,175,659

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

MUTUAL DISCOVERY SECURITIES FUND

Statement of Investments, June 30, 2003 (unaudited) (cont.)

	COUNTRY	SHARES/ WARRANTS/ CONTRACTS	VALUE

Common Stocks and Other Equity Interests (cont.)
Health Care Equipment & Supplies .1%
[a]Centerpulse Ltd.	Switzerland	600	$161,456
Health Care Providers & Services 1.0%
[a]Anthem Inc.	United States	2,400	185,160
CIGNA Corp.	United States	6,900	323,886
[a]Genesis Health Ventures Inc.	United States	13,881	245,000
HCA Inc.	United States	15,100	483,804
[a,g]Kindred Healthcare Inc.	United States	28,754	487,323
[a,g]Kindred Healthcare Inc., wts., Series A, 4/20/06	United States	5,258	14,985
[a,g]Kindred Healthcare Inc., wts., Series B, 4/20/06	United States	13,145	30,720
[a]Rotech Healthcare Inc.	United States	8,060	176,514
[a]Wellpoint Health Networks Inc.	United States	25	2,107
			1,949,499
Industrial Conglomerate 1.2%
Orkla ASA	Norway	138,270	2,394,402
Insurance 8.5%
[a]Alleghany Corp.	United States	3,614	690,274
[a]Berkshire Hathaway Inc., A	United States	45	3,262,500
[a]Berkshire Hathaway Inc., B	United States	960	2,332,800
Hartford Financial Services Group Inc.	United States	27,000	1,359,720
IPC Holdings Ltd.	Bermuda	15,500	519,250
[a,b]Montpelier Re Holdings Ltd.	Bermuda	6,420	192,729
Old Republic International Corp.	United States	36,200	1,240,574
[a,b]Olympus Re Holdings Ltd.	Bermuda	2,140	289,606
Prudential Financial Inc.	United States	33,200	1,117,180
Travelers Property Casualty Corp., A	United States	83,350	1,325,265
United Fire & Casualty Co.	United States	26,600	864,234
White Mountains Insurance Group Inc.	United States	1,200	474,000
[b]White Mountains Insurance Group Inc.	United States	7,796	2,925,449
			16,593,581
IT Services .1%
[a]Comdisco Contingent Equity Distribution	United States	2,066,357	7,646
[a]Concord EFS Inc.	United States	10,200	150,144
			157,790
Leisure Equipment & Products .6%
Agfa Gevaert NV	Belgium	19,700	418,292
Nintendo Co. Ltd.	Japan	11,600	843,373
			1,261,665
Machinery .8%
Alfa Laval AB	Sweden	80,700	771,216
[a]Joy Global Inc.	United States	41,338	610,562
[a]Schindler Holding AG, Reg D	Switzerland	1,600	281,127
			1,662,905
Marine .4%
Koninklijke Nedlloyd Groep NV	Netherlands	37,900	786,020

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

MUTUAL DISCOVERY SECURITIES FUND

Statement of Investments, June 30, 2003 (unaudited) (cont.)

	COUNTRY	SHARES/ WARRANTS/ CONTRACTS	VALUE

Common Stocks and Other Equity Interests (cont.)
Media 6.8%
Astral Media Inc., A	Canada	70,900	$1,189,711
Dow Jones & Co. Inc.	United States	2,000	86,060
E.W. Scripps Co., A	United States	200	17,744
Hispanic Broadcasting Corp., A	United States	2,500	63,625
Lagardere SCA	France	64,810	2,816,985
[a]Liberty Media Corp., A	United States	195,846	2,263,980
McGraw-Hill Cos. Inc.	United States	3,200	198,400
[a]NTL Europe Inc.	France	10,535	105
[a,b]NTL Inc.	United States	40,998	1,398,852
NV Holdingsmig de Telegraaf	Netherlands	45,878	737,580
Omnicom Group Inc.	United States	4,500	322,650
SES Global, FDR	Luxembourg	342,000	2,218,968
[a]TVMAX Holdings Inc.	United States	3,535	7,512
Washington Post Co., B	United States	2,721	1,994,221
			13,316,393
Metals & Mining 3.7%
Anglo American PLC	United Kingdom	42,400	647,184
Barrick Gold Corp.	Canada	24,600	440,340
Fording Canadian Coal Trust	Canada	2,313	41,536
[a]Glamis Gold Ltd.	Canada	10,800	121,373
Impala Platinum Holdings Ltd.	South Africa	24,500	1,454,994
[a,b]International Steel Group	United States	33	3,052,500
[a,b]International Steel Group, B	United States	2	185,000
Newmont Mining Corp.	United States	36,100	1,171,806
[a]Wheaton River Minerals Ltd.	Canada	77,598	97,087
[a]Wheaton River Minerals Ltd., wts., 5/30/07	Canada	20,700	9,445
			7,221,265
Multi-Utilities & Unregulated Power .7%
Suez SA	France	87,895	1,398,956
Oil & Gas 2.1%
Amerada Hess Corp.	United States	1,200	59,016
BP PLC, ADR	United Kingdom	9,000	378,180
BP PLC	United Kingdom	110,600	766,978
Conocophillips	United States	10,234	560,823
[a]Southwest Royalties Inc., A	United States	3,410	102,295
Total SA, B	France	9,524	1,439,302
Total SA, B, ADR	France	9,670	732,986
			4,039,580
Paper & Forest Products 1.3%
Abitibi-Consolidated Inc.	Canada	97,900	619,643
Meadwestvaco Corp.	United States	15,400	380,380
Potlatch Corp.	United States	63,100	1,624,825
			2,624,848
Personal Products .2%
Beiersdorf AG	Germany	3,700	493,342

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

MUTUAL DISCOVERY SECURITIES FUND

Statement of Investments, June 30, 2003 (unaudited) (cont.)

	COUNTRY	SHARES/ WARRANTS/ CONTRACTS	VALUE

Common Stocks and Other Equity Interests (cont.)
Pharmaceuticals .8%
Merck & Co. Inc.	United States	10,200	$617,610
Takeda Chemical Industries Ltd.	Japan	23,500	867,000

			1,484,610

Real Estate 2.7%
American Financial Realty Trust	United States	5,400	80,514
Canary Wharf Group PLC	United Kingdom	185,900	785,307
Fastighets AB Tornet	Sweden	46,700	930,505
iStar Financial Inc.	United States	42,500	1,551,250
[a,b]Security Capital European Realty	Luxembourg	5,319	39,361
[a,b]Torre Mayor Investments, LP	United States	10	1,000,000
Ventas Inc.	United States	55,600	842,340

			5,229,277

Road & Rail .9%
Canadian National Railway Co.	Canada	20,400	977,098
Florida East Coast Industries Inc., A	United States	27,900	712,845
Florida East Coast Industries Inc., B	United States	3,200	79,680

			1,769,623

Software .2%
[a]J.D. Edwards & Co., Jul. 12.5 Calls, 7/19/03	United States	29	5,510
[a]Peoplesoft Inc.	United States	18,700	328,933
[a]Peoplesoft Inc., Jul. 17.5 Puts, 7/19/03	United States	7	385

			334,828

Thrifts & Mortgage Finance .6%
Freddie Mac	United States	9,400	477,238
Greenpoint Financial Corp.	United States	4,464	227,396
Hudson City Bancorp Inc.	United States	17,400	444,918

			1,149,552

Tobacco 8.1%
Altadis SA	Spain	137,700	3,529,431
Altria Group Inc.	United States	33,900	1,540,416
British American Tobacco PLC	United Kingdom	309,875	3,515,438
Gallaher Group PLC, ADR	United Kingdom	1,000	39,600
Gallaher Group PLC	United Kingdom	72,170	708,588
Imperial Tobacco Group PLC	United Kingdom	183,172	3,273,466
ITC Ltd.	India	65,968	1,087,897
Korea Tobacco & Ginseng Corp., GDR, 144A	South Korea	222,090	1,838,905
KT&G Corporation	South Korea	25,000	412,307

			15,946,048

Trading Companies & Distributors .4%
Compania de Distribucion Intefral Logista SA	Spain	32,500	776,289

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

MUTUAL DISCOVERY SECURITIES FUND

Statement of Investments, June 30, 2003 (unaudited) (cont.)

	COUNTRY	SHARES/ WARRANTS/ CONTRACTS		VALUE

Common Stocks and Other Equity Interests (cont.)
Transportation Infrastructure 1.2%
Laidlaw International Inc.	United States	67,599		$561,072
Mersey Docks & Harbour Co.	United Kingdom	92,630		846,037
Peninsular & Oriental Steam Navigation Co.	United Kingdom	269,200		1,043,910

				2,451,019

Wireless Telecommunication Services .6%
[a]Spectrasite Inc.	United States	22,082		1,100,788

Total Common Stocks and Other Equity Interests (Cost $117,688,614)				137,340,552

Preferred Stocks .5%
Construction Materials
[a]Dyckerhoff AG, pfd.	Germany	5,503		64,648

Electric Utilities
Calpine Capital Trust, 5.75%, cvt. pfd.	United States	1,640		70,520

Food Products .1%
Unilever NV, pfd.	Netherlands	12,800		77,904

Health Care Providers & Services
[a]Genesis Health Ventures Inc., PIK, 6.00%, cvt. pfd.	United States	162		13,689

Household Products .3%
Henkel KGAA, pfd.	Germany	9,420		577,655

Insurance .1%
United Fire & Casualty Co., 6.375%, cvt. pfd.	United States	5,300		149,725

Media
NTL Europe Inc., 10.00%, A, pfd.	United States	4,660		9,320

Total Preferred Stocks (Cost $972,583)				963,461

		PRINCIPAL AMOUNT[c]

Corporate Bonds & Notes 5.4%
Alderwoods Group Inc., 12.25%, 1/02/09	United States	$280,600		294,630
Calpine Canada Energy Finance,
8.50%, 5/01/08	Canada	539,000		423,115
8.375%, 10/15/08	Canada	10,000	EUR	8,383
Calpine Corp.,
cvt., 144A, 4.00%, 12/26/06	United States	90,000		81,450
cvt., 4.00%, 12/26/06	United States	770,000		696,850
7.875%, 4/01/08	United States	115,000		88,550
7.75%, 4/15/09	United States	235,000		175,075
8.625%, 8/15/10	United States	279,000		210,645
DecisionOne Corp., Bank Claim	United States	171,788		144,302
Eurotunnel Finance Ltd., equity note, 12/31/03	United Kingdom	112,932	GBP	60,565
Eurotunnel PLC,
12/31/18, Tier 2	United Kingdom	160,314	GBP	191,791
12/31/25, Tier 3	United Kingdom	254,024	GBP	259,888
Stabilization Advance S8, Tier 1	United Kingdom	115,706	GBP	45,823
Stabilization Advance S8, Tier 2	United Kingdom	112,863	GBP	43,766
12/31/50, Resettable Advance R5	United Kingdom	140,058	GBP	99,379

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

MUTUAL DISCOVERY SECURITIES FUND

Statement of Investments, June 30, 2003 (unaudited) (cont.)

	COUNTRY	PRINCIPAL AMOUNT[c]		VALUE

Corporate Bonds & Notes (cont.)
Eurotunnel SA,
5.28%, 12/31/18, Tier 2 (Pibor)	France	17,565	EUR	$14,624
12/31/18, Tier 2 (Libor)	France	39,763	EUR	33,105
12/31/25, Tier 3 (Libor)	France	82,595	EUR	58,806
Stabilization Advance S6, Tier 2	France	21,402	EUR	5,776
Stabilization Advance S7, Tier 1 (Pibor)	France	36,561	EUR	10,076
Stabilization Advance S6, Tier 1 (Pibor)	France	10,849	EUR	2,990
Level 3 Communications Inc.,
Term Loan A	United States	105,200		97,310
Term Loan C	United States	32,500		30,712
Lloyds Tsb Bank PLC, 7/22/03	United Kingdom	$3,000,000		2,997,983
Marconi PLC, 8.00%, 4/30/08	United Kingdom	365,215		332,346
Marconi Corp., 10.00%, 10/31/08	United Kingdom	133,216		135,880
Midwest Generation LLC., 8.56%, 1/02/16	United States	225,000		225,000
Mirant Americas Generation Inc., 7.625%, 5/01/06	United States	94,000		72,850
Mirant Mid-Atlantic LLC,
9.125%, 6/30/17	United States	35,781		34,887
10.06%, 12/30/28	United States	93,532		92,771
NTL Inc., 19.00%, 1/09/10	United States	1,132,000		1,126,340
Providian Financial Corp, cvt., zero cpn., 2/15/21	United States	644,000		281,750
Qwest Capital Funding, 5.875%, 8/03/04	United States	414,000		398,475
Qwest Services Corp., 13.50%, 12/15/10	United States	850,000		964,750
Reliant Energy Inc., 9.237%, 7/02/17	United States	26,940		25,458
Sepracor Inc., cvt., 5.00%, 2/15/07	United States	420,000		372,750
Southwest Royalties Inc., 11.50%, 6/30/04	United States	227,000		227,000
TVMAX Holdings Inc., PIK, 14.00%, 2/01/06	United States	10,684		10,684
XO Communications Inc., 7/15/09	United States	378,046		364,815

Total Corporate Bonds & Notes (Cost $9,762,772)				10,741,350

Bonds & Notes in Reorganization 5.3%
[a]Adelphia Communications Corp.,
9.25%, 10/01/02	United States	76,000		46,360
8.125%, 7/15/03	United States	30,000		18,750
7.50%, 1/15/04	United States	80,000		49,600
10.50%, 7/15/04	United States	124,000		78,740
10.25%, 11/01/06	United States	116,000		71,340
8.375%, 2/01/08	United States	245,000		153,125
7.75%, 1/15/09	United States	210,000		131,250
7.875%, 5/01/09	United States	85,000		51,850
9.375%, 11/15/09	United States	60,000		38,700
10.25%, 6/15/11	United States	229,000		147,705
cvt., 6.00%, 2/15/06	United States	1,056,000		190,080
cvt., 3.25%, 5/01/21	United States	123,000		22,140
[a]Aiken Cnty S C Indl Rev Ref Beloit, 6.00%, 12/01/11	United States	20,000		4,000
[a]Amerco,
8.03%, 9/18/06	United States	20,000		16,800
7.47%, 1/15/27	United States	85,000		71,400
7.85%, 5/15/03	United States	13,000		10,790
[a]Century Communications Corp.,
9.50%, 3/01/05	United States	15,000		9,750
8.875%, 1/15/07	United States	11,000		7,150
8.375%, 12/15/07	United States	20,000		13,000
zero cpn., 3/15/03	United States	223,000		132,685

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

MUTUAL DISCOVERY SECURITIES FUND

Statement of Investments, June 30, 2003 (unaudited) (cont.)

	COUNTRY	PRINCIPAL AMOUNT[c]		VALUE

Bonds & Notes in Reorganization (cont.)
[a]Charter Communications Holdings LLC,
8.625%, 4/01/09	United States	$85,000		$61,625
senior disc. note, zero cpn., 5/15/11	United States	120,000		61,200
senior disc. note, zero cpn., 1/15/06	United States	158,000		82,950
10.00%, 5/15/11	United States	333,000		241,425
[a]Charter Communications Operating LLC, Bank Claim	United States	467,500		430,100
Dow Corning Corp., 9.375%, 2/01/08	United States	300,000		588,000
[a]Frontier Corp., 7.25%, 5/15/04	United States	45,000		3,262
[a]Global Crossing Holdings Ltd.,
9.125%, 11/15/06	United States	270,000		12,825
9.625%, 5/15/08	United States	135,000		6,412
9.50%, 11/15/09	United States	222,000		10,545
Bank Claim	United States	400,000		89,000
Bank Claim	United States	939,874		209,122
Bank Claim	United States	185,700		41,318
[a]Global Crossing Ltd., 6.00%, 10/15/03	United States	43,000		3,117
[a]Harnischfeger Industries Inc.,
8.90%, 03/01/22	United States	162,000		1,021
8.70%, 6/15/22	United States	159,000		1,018
7.25%, 12/15/25	United States	232,000		1,485
6.875%, 2/15/27	United States	216,000		1,361
[a]Harnischfeger Industries Inc., Stipulated Bank Claim	United States	250,450		1,553
[a]Healthsouth Corp.,
8.50%, 2/01/08	United States	285,000		225,150
7.00%, 6/15/08	United States	148,000		116,920
8.375%, 10/01/11	United States	97,000		76,630
7.625%, 6/01/12	United States	730,000		569,400
[a]Metromedia Fiber Network Inc.,
14.00%, 3/15/07	United States	880,000		378,400
10.00%, 11/15/08	United States	577,000		34,620
10.00%, 12/15/09	United States	575,000		34,500
10.00%, 12/15/09	United States	280,000	EUR	16,077
[a]NRG Energy Inc.,
7.625%, 2/01/06	United States	250,000		107,500
6.75%, 7/15/06	United States	276,000		118,680
7.50%, 6/15/07	United States	245,000		105,350
7.50%, 6/01/09	United States	64,000		27,520
8.25%, 9/15/10	United States	287,000		124,845
8.00%, 11/01/13	United States	133,000		57,855
8.625%, 4/01/31	United States	143,000		62,205
Revolver	United States	449,100		193,113
[a]NRG Northeast Generating LLC,
8.842%, 6/15/15	United States	174,000		171,390
9.292%, 12/15/24	United States	200,000		197,000
[a]Owens Corning, Revolver	United States	932,766		708,902

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

MUTUAL DISCOVERY SECURITIES FUND

Statement of Investments, June 30, 2003 (unaudited) (cont.)

	COUNTRY	PRINCIPAL AMOUNT[c]		VALUE

Bonds & Notes in Reorganization (cont.)
PG & E Corp.,
5.94%, 10/07/03	United States	$44,000		$43,560
7.375%, 11/01/05	United States	853,000		880,722
[a]Bank Claim	United States	183,638		199,247
Commercial Paper, 1/18/01	United States	35,000		35,175
Commercial Paper, 1/30/01	United States	18,000		18,270
Commercial Paper, 2/16/01	United States	54,000		54,270
FRN, 144A, 7.583%, 10/31/01	United States	271,000		278,452
[a]Port Seattle Wash Rev Ref-Beloit Proj., 6.00%, 12/01/17	United States	10,000		2,000
[a]Safety Kleen Corp.,
9.25%, 5/15/09	United States	31,000		1,705
Revolver	United States	278,669		103,108
Term Loan	United States	29,291	CAD	4,311
Term Loan A	United States	230,196		57,549
Term Loan B	United States	267,895		66,974
Term Loan C	United States	244,795		61,199
[a]Safety Kleen Services, 9.25%, 6/01/08	United States	3,000		15
[a]Telewest Communications PLC,
11.00%, 10/01/07	United Kingdom	321,000		117,967
11.25%, 11/01/08	United Kingdom	46,000		16,905
9.875%, 2/01/10	United Kingdom	107,000	GBP	63,122
Bank Claim	United Kingdom	1,141,000	GBP	489,530
cvt., 5.25%, 2/19/07	United Kingdom	307,000	GBP	165,909
senior disc. note, zero cpn.	United Kingdom	120,000		38,100
senior disc. note, zero cpn.	United Kingdom	95,000		28,263
zero cpn., 4/15/04	United Kingdom	371,000	GBP	191,313
[a]Telewest Finance Ltd., cvt., 6.00%, 7/07/05	United Kingdom	274,000		126,040
[a]WorldCom Inc.,
7.875%, 5/15/03	United States	25,000		7,562
6.25%, 8/15/03	United States	35,000		10,412
6.50%, 5/15/04	United States	46,000		13,685
6.40%, 8/15/05	United States	80,000		23,800
8.00%, 5/15/06	United States	46,000		13,685
7.75%, 4/01/07	United States	15,000		4,463
8.25%, 5/15/10	United States	335,000		99,663
7.375%, 1/15/11	United States	617,000		183,558
7.50%, 5/15/11	United States	737,000		219,258
7.75%, 4/01/27	United States	65,000		19,338
8.25%, 5/15/31	United States	1,068,000		317,730

Total Bonds & Notes in Reorganization (Cost $10,036,560)				10,395,471

		SHARES/ PRINCIPAL AMOUNT[c]
Companies in Liquidation .3%
[a]Brunos Inc., Liquidating Unit	United States	2,247		9,887
[a]Fine Host Corp.	United States	49,920		392,870

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

MUTUAL DISCOVERY SECURITIES FUND

Statement of Investments, June 30, 2003 (unaudited) (cont.)

	COUNTRY	SHARES/ PRINCIPAL AMOUNT[c]	VALUE

Companies in Liquidation (cont.)
[a]Guangdong International Trust & Investment Corp.,
144A, 8.75%, 10/24/16	China	$120,000	$13,800
Bank Claim	Hong Kong	355,733	40,909
Bank Claim	Hong Kong	205,745	23,661
Bank Claim	Hong Kong	130,067	14,958
[a]United Companies Financial Corp., Bank Claim	United States	1,199,266	11,993

Total Companies in Liquidation (Cost $542,297)			508,078

U.S. Government and Agency Securities 18.4%
Federal National Mortgage Association, 0.952% to 2.125%, with maturities to 11/26/04	United States	19,700,000	19,686,541
Federal Home Loan Bank, 0.920% to 1.172%, with maturities to 7/11/03	United States	8,500,000	8,499,219
[d]Federal Home Loan Mortgage Corp., 1.229%, 8/29/03	United States	3,500,000	3,494,666
U.S. Treasury Bill, 0.162% to 1.106%, with maturities to 10/09/03	United States	4,500,000	4,490,292

Total U.S. Government and Agency Securities (Cost $36,151,204)			36,170,718

Total Investments (Cost $175,154,030) 99.9%			196,119,630
Options Written			(5,075)
Securities Sold Short (0.8)%			(1,580,944)
Net equity in foreign contracts (0.5)%			(910,974)
Other Assets, less Liabilities 1.4%			2,678,433

Net Assets 100.0%			$196,301,070

Options Written ISSUER		CONTRACTS

Metals & Mining
Barrick Gold, Jul. 17.5 Puts, 7/19/03	Canada	11	$1,925
Zimmer Holdings Inc., Jul. 45 Calls, 7/19/03	United States	27	2,970
			4,895
Thrifts & Mortgage Finance
Freddie Mac, Jul. 45 Puts, 7/19/03	United States	9	180

Total Options Written (Proceeds $7,767)			$5,075

Securities Sold Short ISSUER		SHARES

Automobiles (0.2)%
[e]General Motors Corp.	United States	13,400	$482,400

Chemicals
[e]Ecolab Inc.	United States	800	20,480

Food Products (0.4)%
[e]Kraft Foods Inc., A	United States	22,000	716,100

Health Care Providers & Services
[e]Cobalt Corp.	United States	200	4,110

Household Products
[e]Clorox Co.	United States	1,300	55,445

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

MUTUAL DISCOVERY SECURITIES FUND

Statement of Investments, June 30, 2003 (unaudited) (cont.)

Securities Sold Short (cont.) ISSUER	COUNTRY	SHARES	VALUE

IT Services (0.1)%
[e]First Data Corp.	United States	4,400	$182,336

Media
[e]Univision Communications Inc., A	United States	2,200	66,880

Software
[e]J.D. Edwards & Co.	United States	2,900	41,557

Thrifts & Mortgage Finance
[e]New York Community Bancorp Inc.	United States	400	11,636

Total Securities Sold Short (Proceeds $1,708,975)			$1,580,944

Synthetic Equity Swaps (ses) ISSUER	COUNTRY	SHARES	VALUE AT 6/30/03	UNREALIZED GAIN/LOSS

[f]Smith & Nephew PLC, ses., 3.75 GBP	United Kingdom	3,100	$17,814	$1,341
[f]Smith & Nephew PLC, ses., 3.78 GBP	United Kingdom	900	5,172	425

Total Synthetic Equity Swaps				$1,766

Currency Abbreviations:

CAD - Canadian Dollar

EUR - European Unit

GBP - British Pound

aNon-income producing.

bSee Note 8 regarding restricted securities.

cThe principal amount is stated in U.S. dollars unless otherwise indicated.

dSee Note 1(f) regarding securities segregated with broker for securities sold short.

eSee Note 1(f) regarding securities sold short.

fSee Note 1(d) regarding synthetic equity swaps.

gSee Note 9 regarding other considerations.

See notes to financial statements.	MD-17

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

MUTUAL DISCOVERY SECURITIES FUND

Financial Statements

Statement of Assets and Liabilities

June 30, 2003 (unaudited)

Assets:
Investments in securities:
Cost	$175,154,030

Value	196,119,630
Cash	143,676
Foreign currency, at value (cost $1,326,766)	1,329,720
Receivables:
Investment securities sold	1,387,085
Capital shares sold	421,081
Dividends and interest	567,317
Unrealized gain on forward exchange contracts (Note 6)	534,095
Deposit with broker for securities sold short	2,457,264
Due from broker — variation margin	1,820

Total assets	202,961,688

Liabilities:
Payables:
Investment securities purchased	3,340,853
Capital shares redeemed	64,418
Affiliates	180,260
Securities sold short, at value (proceeds $1,708,975)	1,580,944
Options written, at value (premiums received $7,767)	5,075
Unrealized loss on forward exchange contracts (Note 6)	1,445,069
Other liabilities	43,999

Total liabilities	6,660,618

Net assets, at value	$196,301,070

Net assets consist of:
Undistributed net investment income	$1,391,389
Net unrealized appreciation	20,192,380
Accumulated net realized loss	(12,345,236)
Capital shares	187,062,537

Net assets, at value	$196,301,070

Class 1:
Net asset value per share ($120,429,110/10,086,190 shares outstanding)	$11.94

Class 2:
Net asset value and maximum offering price per share ($75,871,960/6,409,096 shares outstanding)[a]	$11.84

[a]	Redemption price per share is equal to net asset value less any applicable sales charge.

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

MUTUAL DISCOVERY SECURITIES FUND

Financial Statements (continued)

Statement of Operations

for the year ended June 30, 2003 (unaudited)

Investment Income:
(net of foreign taxes of $209,305)
Dividends	$2,135,585
Interest	852,975

Total investment income	2,988,560

Expenses:
Management fees (Note 3)	672,664
Administrative fees (Note 3)	126,124
Distribution fees - Class 2 (Note 3)	65,064
Custodian fees	15,600
Reports to shareholders	17,000
Professional fees	12,200
Trustees’ fees and expenses	1,000
Dividends for securities sold short	33,969
Other	5,500

Total expenses	949,121

Net investment income	2,039,439

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	1,532,629
Written options (Note 1e)	3,272
Securities sold short (Note 1f)	(41,283)
Foreign currency transactions	(4,738,058)

Net realized loss	(3,243,440)

Net unrealized appreciation (depreciation) on:
Investments	17,325,407
Translation of assets and liabilities denominated in foreign currencies	1,182,738

Deferred taxes (Note 11)	11,568
Net unrealized appreciation	18,519,713

Net realized and unrealized gain	15,276,273

Net increase in net assets resulting from operations	$17,315,712

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

MUTUAL DISCOVERY SECURITIES FUND

Financial Statements (continued)

Statements of Changes in Net Assets

for the six months ended June 30, 2003 (unaudited)

and the year ended December 31, 2002

	Six Months Ended June 30, 2003	Year Ended December 31, 2002
Increase (decrease) in net assets:
Operations:
Net investment income	$2,039,439	$2,468,843
Net realized gain (loss) from investments, written options, securities sold short, and foreign currency transactions	(3,243,440)	(7,689,144)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	18,519,713	(10,048,126)

Net increase (decrease) in net assets resulting from operations	17,315,712	(15,268,427)
Distributions to shareholders from:
Net investment income:
Class 1	(2,214,822)	(2,341,069)
Class 2	(1,329,275)	(221,015)
Net realized gains:
Class 1	—	(2,749,123)
Class 2	—	(269,767)

Total distributions to shareholders	(3,544,097)	(5,580,974)
Capital share transactions: (Note 2)
Class 1	(10,422,423)	(24,189,253)
Class 2	33,700,713	34,081,590

Total capital share transactions	23,278,290	9,892,337
Net increase (decrease) in net assets	37,049,905	(10,957,064)
Net assets:
Beginning of year	159,251,165	170,208,229

End of year	$196,301,070	$159,251,165

Undistributed net investment income included in net assets:
End of year	$1,391,389	$2,896,047

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

MUTUAL DISCOVERY SECURITIES FUND

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of twenty-two series (the Funds). The Mutual Discovery Securities Fund (the Fund) included in this report is diversified. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. As of June 30, 2003, over 98.4% of the total Fund shares were sold through one insurance company. The Fund’s investment objective is capital growth.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Restricted securities and securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Foreign Currency Contracts

The Fund may enter into forward exchange contracts to hedge against fluctuations in foreign exchange rates. A forward exchange contract is an agreement between two parties to exchange different currencies at an agreed upon forward exchange rate at a future date. These contracts are valued daily and the Fund’s equity therein is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations.

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. Realized and unrealized gains and losses are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counter parties to fulfill their obligations under the contracts.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

MUTUAL DISCOVERY SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (cont.)

d. Synthetic Equity Swaps

The Fund may engage in synthetic equity swaps. Synthetic equity swaps are contracts entered into between a broker and the Fund under which the parties agree to make payments to each other so as to replicate the economic consequences that would apply had a short sale of the underlying security taken place. Upon entering into synthetic equity swaps, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (“initial margin”). Subsequent payments known as “variation margin”, are made or received by the Fund periodically, depending on fluctuations in the value of the underlying security. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the synthetic equity swaps and may realize a loss.

e. Options

The Fund may purchase or write options. Options are contracts entitling the holder to purchase or sell a specified number of shares or units of a particular security at a specified price at any time until the contract stated expiration date. Options purchased are recorded as investments; options written (sold) are recorded as liabilities. When the exercise of an option results in a cash settlement, the difference between the premium (original option value) and the settlement proceeds is realized as a gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost of sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss. When an option expires, the premium is realized as a gain for options written or as a loss for options purchased. The risks include price movements in the underlying securities, the possibility there may be an illiquid options market, or the inability of the counterparties to fulfill their obligations under the contract.

f. Securities Sold Short

The Fund is engaged in selling securities short, which obligates the Fund to replace a security borrowed with the same security at the current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replace the borrowed security. The Fund would realize a gain if the price of the security declines between those dates.

The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must maintain a deposit for the broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short.

g. Securities Lending

The Fund loans securities to certain brokers for which it received collateral against loaned securities in an amount equal to at least 102% of the market value of the loaned securities.

h. Income Taxes

No provision has been made for income taxes because the Fund’s policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

MUTUAL DISCOVERY SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (cont.)

i. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Discounts on securities purchased are amortized over the lives of the respective securities. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

Distributions received by the Fund from securities may be a return of capital (ROC). Such distributions reduce the cost basis of the securities, and any distributions in excess of the cost basis are recognized as capital gains.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

j. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

k. Guarantees and Indemnifications

Under the Funds’ organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

l. Deferred Taxes

Deferred taxes are recorded for estimated tax liabilities inherent in each Fund’s portfolio securities which may arise from subsequent sales of these securities and corresponding asset repatriations from countries that impose such taxes.

2. SHARES OF BENEFICIAL INTEREST

The Fund offers two classes of shares: Class 1 and Class 2. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class, and its exchange privilege.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

MUTUAL DISCOVERY SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

2. SHARES OF BENEFICIAL INTEREST (cont.)

At June 30, 2003, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2003		Year Ended December 31, 2002

Class 1 Shares:	Shares	Amount	Shares	Amount

Shares sold	50,273	$550,282	500,372	$6,299,567
Shares issued on reinvestment of distributions	183,955	2,214,822	403,663	5,090,192
Shares redeemed	(1,181,012)	(13,187,527)	(2,970,808)	(35,579,012)

Net increase (decrease)	(946,784)	$(10,422,423)	(2,066,773)	$(24,189,253)

Class 2 Shares:
Shares sold	3,043,239	$33,952,811	8,904,270	$107,444,507
Shares issued on reinvestment of distributions	111,330	1,329,275	39,168	490,782
Shares redeemed	(139,550)	(1,581,373)	(6,003,911)	(73,853,699)

Net increase (decrease)	3,015,019	$33,700,713	2,939,527	$34,081,590

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of the following entities:

Entity	Affiliation

Franklin Templeton Services LLC (FT Services)	Administrative manager
Franklin Advisers Inc. (Advisers)	Investment manager
Franklin Advisory Services LLC (Advisory Services)	Investment manager
Franklin Mutual Advisers LLC (Franklin Mutual)	Investment manager
Templeton Asset Management Ltd. (TAML)	Investment manager
Templeton Global Advisors Ltd. (TGAL)	Investment manager
Templeton Investment Counsel LLC (TIC)	Investment manager
Franklin/Templeton Distributors Inc. (Distributors)	Principal underwriter
Franklin/Templeton Investor Services LLC (Investor Services)	Transfer agent

The Fund pays an investment management fee to Franklin Mutual of .80% per year of the average daily net assets of the Fund.

The Fund pays administrative fees to FT Services based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Daily Net Assets

.15%	First $200 million
.135%	Over $200 million, up to and including $700 million
.10%	Over $700 million, up to and including $1.2 billion

Fees are further reduced on net assets over $1.2 billion.

The Fund reimburses Distributors up to .25% per year of its average daily net assets of Class 2, for costs incurred in marketing the Fund’s shares.

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

MUTUAL DISCOVERY SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

4. INCOME TAXES

At June 30, 2003, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investment	$175,847,248

Unrealized appreciation	29,301,757
Unrealized depreciation	(9,029,375)

Net unrealized appreciation (depreciation)	$20,272,382

Net investment income and net realized losses differ for financial statement and tax purposes primarily due to differing treatment of wash sales, defaulted securities, foreign currency transactions, passive foreign investment company shares and losses realized subsequent to October 31 on the sale of securities and foreign currencies, bond discounts and premiums.

At December 31, 2002, the Fund had deferred capital losses occurring subsequent to October 31, 2002 of $3,691,853. For tax purposes, such losses will be reflected in the year ending December 31, 2003.

At December 31, 2002, the Fund had tax basis capital losses of $6,699,672 which may be carried over to offset future capital gains. Such losses expire in 2010.

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities and securities sold short) for the period ended June 30, 2003 aggregated $38,243,996 and $27,235,816, respectively.

Transactions in options written during the period ended June 30, 2003 were as follows:

	Number of Contracts	Premium

Options outstanding at December 31, 2002	10,000	$5,571
Options written	520	22,791
Options expired	(6,246)	(8,336)
Options terminated in closing transactions	(14)	(2,801)
Options exercised	(4,213)	(9,458)

Options outstanding at June 30, 2003	47	$7,767

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

MUTUAL DISCOVERY SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

6. FORWARD CURRENCY CONTRACTS

At June 30, 2003, the Fund has outstanding forward exchange contracts as set out below. The contracts are reported in the financial statements at the Fund’s net equity, as measured by the difference between the forward exchange rates at the reporting date and the forward exchange rates at the day of entry into the contracts.

Contracts to Buy:		In Exchange For		Settlement Date	Unrealized Gain/(Loss)

3,150,000	European Unit	U.S.$	3,398,888	07/28/03	U.S.$	215,180
1,073,800	Swiss Franc		784,337	08/13/03		9,249
1,251,207	Danish Krone		185,583	09/17/03		8,127

		U.S.$	4,368,808			$232,556

Contracts to Sell:		In Exchange For		Settlement Date	Unrealized Gain/(Loss)

67,431,012	Japanese Yen	U.S.$	572,400	07/21/03	U.S.$	10,517
195,005	Canadian Dollars		144,079	07/21/03		763
600,806	British Pounds		994,785	07/28/03		5,475
422,815	Swiss Franc		324,298	08/13/03		11,819
8,130,538	European Unit		9,453,945	08/21/03		131,915
1,173,710,653	Korean Won		978,148	09/15/03		2,292
2,628,120	Danish Krone		410,712	09/17/03		5,495
21,607,278	Swedish Krona		2,757,789	09/23/03		70,372
2,059,849	Japanese Yen		242,800,553	09/24/03		31,985
502,264	Norwegian Krone		3,504,909	10/15/03		20,191

		U.S.$	261,941,618			$290,824

Net unrealized gain on offsetting forward exchange contracts Unrealized gain on forward exchange contracts						10,715

						$534,095

Contracts to Buy:		In Exchange For		Settlement Date	Unrealized Gain/(Loss)

741,290	Swiss Franc	U.S.$	552,690	08/13/03	U.S.$	(4,843)
200,000	Danish Krone		31,012	09/17/03		(175)

		U.S.$	583,702			(5,018)

Contracts to Sell:		In Exchange For		Settlement Date	Unrealized Gain/(Loss)

6,024,966	Canadian Dollars	U.S.$	4,125,417	07/21/03	U.S.$	(302,552)
11,096,733	European Unit		12,058,934	07/28/03		(672,606)
3,292,068	British Pounds		5,302,914	07/28/03		(117,930)
3,300,686	Swiss Franc		2,416,154	08/13/03		(23,201)
5,769,868	British Pounds		9,410,845	08/19/03		(76,313)
250,000	European Unit		273,000	09/10/03		(13,476)
1,978,208,307	Korean Won		1,636,863	09/15/03		(7,875)
19,981,841	Danish Krone		2,920,242	09/17/03		(160,664)
2,336,704	Norwegian Krone		17,464,731	10/15/03		(65,434)

		U.S.$	55,609,100			$(1,440,051)

Unrealized loss on forward exchange contracts						(1,445,069)

Net unrealized loss on forward exchange contracts					U.S.$	(910,974)

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

MUTUAL DISCOVERY SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

7. CREDIT RISK AND DEFAULTED SECURITIES

At June 30, 2003, the Fund held defaulted securities with values aggregating $9,085,022 representing 4.6% of the Fund’s net assets. For information as to specific securities, see the accompanying Statement of Investments.

For financial reporting purposes, the Fund discontinues accruing income on defaulted bonds and those bonds for which the income is deemed uncollectible and provides an estimate for losses on interest receivable.

8. RESTRICTED SECURITIES

At June 30, 2003, investments in securities included issues that are restricted or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if it’s valuation has not changed for a certain period of time. At June 30, 2003, the Fund held investments in restricted and illiquid securities that were valued under approved methods by the Trustees, as follows:

Number of Shares	Issuer	Acquisition Date	Cost	Value

33	International Steel Group	4/10/02	$402,500	$3,052,500
2	International Steel Group, B	4/25/03	185,000	185,000
34,780	Leucadia National Corp.	12/20/02	1,225,955	1,226,482
6,420	Montpelier Re Holdings Ltd.	12/11/01	107,000	192,728
477,000	Nippon Investment LLC	2/14/01	471,035	839,520
40,998	NTL Inc.	9/21/01	2,661,564	1,398,852
2,140	Olympus Re Holdings Ltd.	12/19/01	214,000	289,606
667	PG & E Corp., wts., 9/02/06	10/29/02	—	12,690
5,319	Security Capital European Realty	4/08/98	117,746	39,361
10	Torre Mayor Investments, LP	10/28/02	1,000,000	1,000,000
7,796	White Mountains Insurance Group Inc.	10/22/02	1,824,820	2,925,449

Total Restricted Securities (5.69% of Net Assets)				$11,162,188

9. OTHER CONSIDERATIONS

Franklin Mutual, as the Mutual Discovery Securities Fund’s Manager, may serve as a member on the board of directors of certain companies in which the fund invests and/or may represent the fund in certain corporate negotiations. Currently, the Managers serve in one or more of these capacities for Kindred Healthcare, Inc. As a result of this involvement, the Managers may be in possession of certain material non-public information which, pursuant to the fund’s policies and the requirements of the federal securities laws, could prevent the fund from trading in the securities of such companies for limited or extended periods of time.

MUTUAL SHARES SECURITIES FUND

Fund Goals and Primary Investments: Mutual Shares Securities Fund seeks capital appreciation, with income as a secondary goal. The Fund invests mainly in equity securities (including securities convertible, or that the manager expects to become convertible, into common or preferred stock) of companies that the Fund’s manager believes are available at market prices less than their value based on certain recognized or objective criteria. The Fund may also invest a significant portion in small capitalization companies and a portion in foreign securities.

For the six months ended June 30, 2003, Mutual Shares Securities Fund – Class 2 posted a +10.10% cumulative total return, underperforming its benchmarks, the Standard & Poor’s 500 Composite Index (S&P 500) and Lipper VIP Multi-Cap Value Funds Average, which returned 11.75% and 12.65% during the same period.1

Financial markets experienced significant volatility during the first half of 2003. As uncertainties surrounding the impending war in Iraq loomed, most major equity indexes declined from January through early March, only to reverse course shortly before the war began and rise from mid-March through mid-June. Investor confidence that the war would be concluded quickly and successfully, as well as the belief that the economy was stabilizing, helped spark the domestic market rally. Promise of fiscal stimulus, including a sizable tax-cut package, and hopes that monetary stimulus, in the form of a 45-year low federal funds target rate, would help lift the economy, further fueled the rally. During the reporting period, short-term and long-term U.S. Treasury interest rates reached multi-decade lows, which, coupled with a weak U.S. economy, led to further declines in the U.S. dollar versus other major currencies, particularly the euro.

1. Sources: Standard & Poor’s Micropal; Lipper Inc. Ongoing market volatility can significantly affect short-term performance; recent returns may differ. Performance reflects the Fund’s Class 2 operating expenses, but does not include any contract fees, expenses or sales chares. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock’s weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The Lipper VIP Multi-Cap Value Funds Average is an equally weighted average calculation of performance figures for all funds within the Lipper Multi-Cap Value Funds classification in the Lipper VIP underlying funds universe. Lipper Multi-Cap Value funds are defined as funds that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. As of 6/30/03, there were 112 funds in this category. Lipper calculations do not include contract fees, expenses or sales charges, and may have been different if such charges had been considered. The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio.

The Fund outperformed its benchmarks during the market downdraft in early 2003 and underperformed its benchmarks during the rally, resulting in overall underperformance during the six months under review. The Fund experienced a modest headwind from the weak U.S. dollar because we typically hedge our currency exposures, preferring to focus on business fundamentals rather than try to predict foreign currency exchange movements.

During the six months under review, securities representing our three investment styles (undervalued common stocks, distressed debt and risk arbitrage) contributed positively to overall Fund performance, with distressed securities providing the strongest overall performance, driven by broad-based improvement in distressed and high yield markets. Notable performers included several telecommunication, cable, utility and merchant power generation companies. During the reporting period, specific telecommunication and cable positions that contributed to our distressed portfolio results included broadcast tower company Spectrasite, telecommunication equipment provider Marconi, U.K. cable companies NTL and Telewest, and U.S. cable company Adelphia Communications. In the power sector, Calpine, as well as PG&E Corp. and its utility subsidiary, Pacific Gas & Electric, also contributed to the Fund’s performance. During the reporting period, the Fund had a relatively high allocation of distressed securities relative to its historical exposure, representing 10.99% of total net assets at period-end.

Within our equity holdings, contributors to the Fund’s performance included International Steel Group (ISG), White Mountains Insurance Group, Liberty Media and Cendant. Privately held ISG was formed in 2002 by a group of investors to purchase the assets of bankrupt carbon steel producer LTV Steel. In May 2003, ISG completed the purchase of additional assets from bankrupt steel company Bethlehem Steel. In both transactions, ISG purchased certain assets, leaving the pension, post-retirement health care, and other “legacy” liabilities behind with the bankrupt company, resulting in a reduced and more competitive cost structure for the newly purchased production facilities.

White Mountains, a well-capitalized, Bermuda-based property and casualty (P&C) insurer, benefited from a strong pricing environment, solid returns from its high-quality investment portfolio and a well-executed turnaround at OneBeacon Insurance Group, the company’s largest operating subsidiary. We believe White Mountains is led by a strong management team, who employed disciplined operating principles and generated solid returns for shareholders.

Gradual improvement in the underlying media environment largely drove Liberty Media’s relatively strong performance. Notwithstanding a slowdown in March and April during the conflict in Iraq, advertising spending steadily improved in 2003 after two difficult years. In addition, digital and satellite television drove growth in the U.S. multichannel television industry. These factors supported gains in the share prices of some of Liberty’s largest public holdings, including News Corp., AOL Time Warner, and especially InterActiveCorp (formerly USA Interactive). The improved environment also contributed to the financial performance of Liberty’s private assets, most notably Discovery Communications. In addition to appreciation of its public and private assets, the discount at which Liberty traded to its underlying assets narrowed during the reporting period.

Cendant, a travel and real estate services provider, began 2003 trading at what we considered depressed valuations largely due to concerns surrounding the impact the weak economy and war in Iraq might have on its travel-related businesses. As the period unfolded, investors seemed to take comfort that strength in Cendant’s real estate business was likely to continue. After war in Iraq concluded, the company’s travel business began to rebound. As domestic equity markets rallied and Cendant’s business prospects improved, the stock was revalued to a level we believed more appropriately reflected its strong competitive positions and substantial free cash flow generation.

Unfortunately, some of our positions lost value during the period under review. Relatively poor performers included Abitibi-Consolidated, a Canadian paper and forest products company; Akzo Nobel, a Dutch chemicals and pharmaceuticals company; Allied Domecq, a U.K.-based spirits company; and Safeway, a U.S. supermarket company. Abitibi declined when a weaker U.S. dollar, the currency in which the company generates the majority of its revenues, forced the company to cut its earnings guidance and dividend. As of period-end, we continued to hold the stock because we believed the fundamentals in newsprint, Abitibi’s primary product, were improving. Akzo Nobel was negatively impacted by several factors, including generic competition for one of its lead drugs, a weaker U.S. dollar and lower pension fund asset values. Allied Domecq’s stock declined on concerns about slower consumption in its Spanish operations, adverse currency movements and a higher-than-expected contribution to its pension plans. Safeway was hurt by food price deflation, softer sales, and higher labor and benefits expenses. Safeway’s performance also suffered from internal missteps as the company worked to centralize merchandising functions and reduce business costs.

Top 10 Sectors/Industries

Mutual Shares Securities Fund

Based on Equity Securities

6/30/03

% of Total Net Assets

Insurance	10.6%

Media	7.6%

Tobacco	6.4%

Food Products	2.8%

Metals & Mining	2.5%

Thrifts & Mortgage Finance	2.0%

Road & Rail	1.9%

Pharmaceuticals	1.8%

Commercial Banks	1.7%

Commercial Services & Supplies	1.7%

Weak market conditions early in the period presented us with some opportunities that we believe enabled us to upgrade the quality of the Fund’s portfolio. For example, we sold our position in Allied Domecq and purchased shares of Diageo, another spirits company. Diageo is the world’s leading spirits company, enjoying enviable industry market share. Its well-known brands include Johnnie Walker, Smirnoff, Guinness, Tanqueray, Cuervo and Bailey’s. Diageo refocused on its core spirits business by divesting its Burger King division and selling Pillsbury to General Mills for about a 20% stake in the combined entity. We believe management is committed to using the proceeds from its asset sales to grow its core business profitably or return excess cash to shareholders through dividends and a significant share buyback program.

Another purchase during the six months under review was Hartford Financial Services Group. Hartford is one of the leading U.S. insurance companies, offering P&C and life insurance products to companies and individuals. During the period, Hartford raised additional capital by issuing stock to shore up its balance sheet, maintain its financial strength ratings and boost its reserves for asbestos liabilities. As a result of the stock offering, we were able to purchase Hartford shares at less than 10 times estimated 2004 earnings, although at a premium to estimated book value. We believe this is an attractive valuation for one of the industry’s leading and best-managed U.S. insurance companies.

Other purchases we made included Northrop Grumman, a top U.S. defense contractor; Brascan, a Canadian conglomerate; and Imperial Tobacco, a U.K.-domiciled company. During the reporting period, we added to our holdings in Northrop Grumman, a manufacturer of aircraft carriers, submarines, bombers and unmanned air vehicles. We believe Northrop is attractive in light of the company’s robust sales backlog, what we consider a high quality management team, improving profit margins and the company’s ability to generate free cash flow. We initiated a position in Brascan, which traded at a material discount to our estimate of the value of its real estate, financial and power assets. We also initiated a position in Imperial Tobacco at what we consider to be a modest valuation. We believe Imperial has a first-rate track record, an outstanding management team and far less litigation risk than its U.S. peers.

During the period, we liquidated our position in Burlington Resources, an oil company, after the shares rose to levels we believe reflected fair value. PPL Corp., a Pennsylvania electric and gas utility, was another position that we sold. We also eliminated our holdings in Daiichi

Top 10 Holdings

Mutual Shares Securities Fund

6/30/03

Company Sector/Industry, Country	% of Total Net Assets

White Mountains Insurance Group Inc., common & restricted	3.4%
Insurance, U.S.

Berkshire Hathaway Inc., A & B	3.3%
Insurance, U.S.

Altadis SA	2.1%
Tobacco, Spain

British American Tobacco PLC, ord. & ADR	2.0%
Tobacco, U.K.

Liberty Media Corp., A	1.8%
Media, U.S.

Lagardere SCA	1.5%
Media, France

Nestle SA	1.4%
Food Products, Switzerland

International Steel Group, common & B	1.3%
Metals & Mining, U.S.

Calpine Corp. (Fixed Income)	1.3%
Multi-Utilities & Unregulated Power, U.S.

Washington Post Co., B	1.3%
Media, U.S.

The dollar value, number of shares or principal amount, and complete legal titles of all portfolio holdings are listed in the Fund’s Statement of Investments.

Pharmaceutical during the period after management made what we believed were ill-advised acquisitions. We reduced our ownership in certain Qwest Communications bonds after the market’s perception of the telecommunication sector’s risk and reward profile improved and the bonds increased in value. We also reduced our position in Fleet Boston Financial after the stock rebounded from its lows.

This discussion reflects our analysis, opinions and portfolio holdings as of June 30, 2003, the end of the reporting period. Our strategies and the Fund’s portfolio composition will change depending on market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the advisor makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

MUTUAL SHARES SECURITIES FUND

Financial Highlights

	Class 1
	Six Months Ended June 30, 2003 (unaudited)		Year Ended December 31,
			2002	2001	2000	1999	1998

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$ 12.09		$ 14.08	$ 14.24	$ 13.23	$ 11.96	$ 12.18

Income from investment operations:
Net investment income[a]	.12		.19	.21	.30	.20	.28
Net realized and unrealized gains (losses)	1.12		(1.77)	.86	1.42	1.41	(.25)

Total from investment operations	1.24		(1.58)	1.07	1.72	1.61	.03

Less distributions from:
Net investment income	(.15)		(.12)	(.29)	(.38)	(.34)	(.13)
Net realized gains	—		(.29)	(.94)	(.33)	—	(.12)

Total distributions	(.15)		(.41)	(1.23)	(.71)	(.34)	(.25)

Net asset value, end of period	$ 13.18		$ 12.09	$ 14.08	$ 14.24	$ 13.23	$ 11.96

Total return[b]	10.26%		(11.56)%	7.31%	13.62%	13.40%	.09%
Ratios/supplemental data
Net assets, end of period (000’s)	$289,048		$ 288,928	$399,336	$407,063	$448,278	$482,444
Ratios to average net assets:*
Expenses	.82%	[c]	.80%	.79%	.80%	.79%	.79%
Net investment income	1.93%	[c]	1.57%	1.42%	2.23%	1.59%	2.60%
Portfolio turnover rate	27.85%	[c]	49.80%	54.73%	66.67%	80.02%	70.19%

*Ratios to average net assets, excluding dividend expense on securities sold short:
Expenses	.80%	[c]	.79%	.78%	.77%	.77%	.77%

aBased on average shares outstanding effective year ended December 31, 1999.

[b]Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

cAnnualized

.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

MUTUAL SHARES SECURITIES FUND

Financial Highlights (continued)

	Class 2
	Six Months Ended June 30, 2003 (unaudited)		Year Ended December 31,
			2002	2001	2000	1999[d]

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$ 12.02		$ 14.03	$ 14.22	$ 13.25	$12.36

Income from investment operations:
Net investment income[a]	.10		.17	.15	.26	.16
Net realized and unrealized gains	1.12		(1.78)	.88	1.41	1.07

Total from investment operations	1.22		(1.61)	1.03	1.67	1.23

Less distributions from:
Net investment income	(.13)		(.11)	(.28)	(.37)	(.34)
Net realized gains	—		(.29)	(.94)	(.33)	—

Total distributions	(.13)		(.40)	(1.22)	(.70)	(.34)

Net asset value, end of period	$ 13.11		$ 12.02	$ 14.03	$ 14.22	$13.25

Total return[b]	10.10%		(11.81)%	7.04%	13.25%	9.91%
Ratios/supplemental data
Net assets, end of period (000’s)	$902,267		$589,738	$262,621	$37,087	$5,716
Ratios to average net assets:*
Expenses	1.07%	[c]	1.05%	1.04%	1.05%	1.04%	[c]
Net investment income	1.68%	[c]	1.32%	1.04%	1.96%	1.26%	[c]
Portfolio turnover rate	29.85%	[c]	49.80%	54.73%	66.67%	80.02%

*Ratios to average net assets, excluding dividend expense on securities sold short:
Expenses	1.05%	[c]	1.04%	1.03%	1.02%	—

[a]Based on average shares outstanding effective year ended December 31, 1999.
[b]Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
[c]Annualized
For the period January 6, 1999 (effective date) to December 31, 1999.

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

MUTUAL SHARES SECURITIES FUND

Statement of Investments, June 30, 2003 (unaudited)

	COUNTRY	SHARES/ WARRANTS/ CONTRACTS	VALUE

Common Stocks and Other Equity Interests 56.5%
Aerospace & Defense .9%
Northrop Grumman Corp.	United States	120,000	$10,354,800
Beverages .9%
Brown-Forman Corp., A	United States	3,800	305,900
Brown-Forman Corp., B	United States	42,965	3,377,908
Diageo PLC	United Kingdom	387,000	4,131,764
Heineken Holding NV, A	Netherlands	56,500	1,624,648
Pepsi Bottling Group Inc.	United States	28,200	564,564
			10,004,784
Capital Markets .2%
Bear Stearns Cos. Inc.	United States	37,420	2,709,956
Chemicals 1.4%
Akzo Nobel NV	Netherlands	360,130	9,544,907
Syngenta AG	Switzerland	131,795	6,606,534
			16,151,441
Commercial Banks 1.7%
Bank of America Corp.	United States	34,700	2,742,341
Bank of Ireland	Irish Republic	696,184	8,434,379
Fleet Boston Financial Corp.	United States	138,000	4,099,980
KeyCorp	United States	41,800	1,056,286
[a,b]Nippon Investment LLC	Japan	1,148,000	2,020,480
U.S. Bancorp	United States	101,252	2,480,674
			25,147,799
Commercial Services & Supplies 1.7%
[a]Alderwoods Group Inc.	United States	66,448	362,806
[a]Cendant Corp.	United States	483,677	8,860,963
[a]Republic Services Inc.	United States	357,700	8,109,059
[a]Veridian Corp.	United States	13,000	453,570
Waste Management Inc.	United States	99,800	2,404,182
			20,190,580
Communications Equipment .1%
Marconi Corp.	United Kingdom	1,515,978	1,538,467

Computers & Peripherals
[a]DecisionOne Corp.	United States	26,349	52,698
Construction & Engineering .4%
[a]Spectrasite Inc.	United States	106,510	5,309,524
Construction Materials .6%
Martin Marietta Materials Inc.	United States	205,900	6,920,299
Diversified Financial Services 1.3%
Brascan Corp., A	Canada	344,200	8,422,925
[a,b]Leucadia National Corp.	United States	184,830	6,517,845
Principal Financial Group	United States	33,650	1,085,213
			16,025,983
Diversified Telecommunication Services .6%
BCE Inc.	Canada	252,700	5,776,532
[a]XO Communications Inc.	United States	273,139	990,129
			6,766,660

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

MUTUAL SHARES SECURITIES FUND

Statement of Investments, June 30, 2003 (unaudited) (cont.)

	COUNTRY	SHARES/ WARRANTS/ CONTRACTS	VALUE

Common Stocks and Other Equity Interests (cont.)
Electric Utilities 1.1%
Allegheny Energy Inc.	United States	481,900	$4,072,055
E.ON AG	Germany	135,500	6,947,641
[a,b]PG & E Corp, wts., 9/02/06	United States	1,520	28,919
[a]PG & E Corp.	United States	101,200	2,140,380
[a]Reliant Resources Inc.	United States	47,000	288,110

			13,477,105

Food & Staples Retailing 1.0%
[a]Brunos Inc., Liquidating Unit	United States	5,044	22,194
[a]Kroger Co.	United States	624,200	10,411,656
[a]Safeway Inc.	United States	99,300	2,031,678

			12,465,528

Food Products 3.3%
Cadbury Schweppes PLC	United Kingdom	1,457,494	8,610,136
Groupe Danone	France	88,790	12,286,486
Hershey Foods Corp.	United States	25,300	1,762,398
Nestle SA	Switzerland	82,860	17,097,464

			39,756,484

Health Care Equipment & Supplies .1%
[a]Centerpulse Ltd.	Switzerland	3,600	968,735

Health Care Providers & Services 1.0%
[a]Anthem Inc.	United States	11,500	887,225
CIGNA Corp.	United States	69,200	3,248,248
[a]Genesis Health Ventures Inc.	United States	29,163	514,727
HCA Inc.	United States	120,500	3,860,820
Health Net Inc., A	United States	50,165	1,652,937
[a,g]Kindred Healthcare Inc.	United States	70,034	1,186,936
[a,g]Kindred Healthcare Inc., wts., Series A, 4/20/06	United States	12,897	36,756
[a,g]Kindred Healthcare Inc., wts., Series B, 4/20/06	United States	32,243	75,352
[a]Rotech Healthcare Inc.	United States	41,340	905,346
[a]Wellpoint Health Networks Inc.	United States	185	15,596

			12,383,943

Hotels Restaurants & Leisure .4%
Fine Host Corp.	United States	139,062	1,094,418
Park Place Entertainment Corp.	United States	354,500	3,222,405

			4,316,823

Industrial onglomerates 1.1%
Orkla ASA	Norway	777,060	13,456,237

Insurance 10.6%
[a]Alleghany Corp.	United States	21,566	4,119,106
[a]Berkshire Hathaway Inc., A	United States	106	7,685,000
[a]Berkshire Hathaway Inc., B	United States	12,912	31,376,160
Hartford Financial Services Group Inc.	United States	146,500	7,377,740
[a,b]Montpelier Re Holdings Ltd.	Bermuda	48,840	1,466,177
Old Republic International Corp.	United States	362,800	12,433,156

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

MUTUAL SHARES SECURITIES FUND

Statement of Investments, June 30, 2003 (unaudited) (cont.)

	COUNTRY	SHARES/ WARRANTS/ CONTRACTS	VALUE

Common Stocks and Other Equity Interests (cont.)
Insurance (cont.)
[a,b]Olympus Re Holdings Ltd.	Bermuda	16,280	$2,203,172
Prudential Financial Inc.	United States	255,900	8,611,035
Travelers Property Casualty Corp., A	United States	610,685	9,709,891
White Mountains Insurance Group Inc.	United States	59,951	23,680,645
[c]White Mountains Insurance Group Inc.	United States	45,898	17,223,225

			125,885,307

IT Services .1%
[a]Comdisco Contingent Equity Distribution	United States	8,175,255	30,248
[a]Concord EFS Inc.	United States	60,600	892,032

			922,280

Machinery .3%
[a]Joy Global Inc.	United States	252,992	3,736,692

Media 7.6%
Dow Jones & Co. Inc.	United States	67,400	2,900,222
E.W. Scripps Co., A	United States	108,216	9,600,924
Fox Entertainment Group Inc., A	United States	111,800	3,217,604
Hispanic Broadcasting Corp., A	United States	15,100	384,295
Lagardere SCA	France	416,930	18,121,979
[a]Liberty Media Corp., A	United States	1,812,790	20,955,852
McGraw-Hill Cos. Inc.	United States	31,700	1,965,400
Meredith Corp.	United States	99,659	4,384,996
[a]NTL Europe Inc.	France	42,220	422
[a,b]NTL Inc.	United States	230,177	7,853,639
Omnicom Group Inc.	United States	60,600	4,345,020
Sinclair Broadcast Group Inc. A	United States	161,300	1,872,693
[a]TVMAX Holdings Inc.	United States	7,459	15,850
Washington Post Co., B	United States	21,224	15,555,070

			91,173,966

Metals & Mining 2.5%
Anglo American PLC	United Kingdom	198,700	3,032,912
Anglo American PLC, ADR	United Kingdom	200	3,072
Barrick Gold Corp.	Canada	196,000	3,508,400
Fording Canadian Coal Trust	Canada	11,796	211,829
Glamis Gold Ltd.	Canada	59,000	663,058
[a,b]International Steel Group	United States	161	14,892,500
[a,b]International Steel Group, B	United States	12	1,110,000
Newmont Mining Corp.	United States	153,000	4,966,380
[a]Wheaton River Minerals Ltd.	Canada	811,060	1,014,757
[a]Wheaton River Minerals Ltd., wts., 5/30/07	Canada	221,465	101,055

			29,503,963

Multi-Utilities & Unregulated Power .5%
Suez SA	France	357,485	5,689,808

Oil & Gas 1.7%
Amerada Hess Corp.	United States	6,200	304,916
BP PLC	United Kingdom	803,000	5,568,567
BP PLC, ADR	United Kingdom	5,100	214,302

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

MUTUAL SHARES SECURITIES FUND

Statement of Investments, June 30, 2003 (unaudited) (cont.)

	COUNTRY	SHARES/ WARRANTS/ CONTRACTS	VALUE

Common Stocks and Other Equity Interests (cont.)
Oil & Gas (cont.)
Conocophillips	United States	56,919	$3,119,161
[a]Southwest Royalties Inc., A	United States	6,820	204,590
Total SA, B	France	68,400	10,336,859

			19,748,395

Paper & Forest Products .9%
Abitibi-Consolidated Inc.	Canada	968,592	6,130,555
Meadwestvaco Corp.	United States	161,700	3,993,990

			10,124,545

Personal Products .3%
Beiersdorf AG	Germany	22,700	3,026,719

Pharmaceuticals 1.8%
ICN Pharmaceuticals Inc.	United States	634,500	10,634,220
Merck & Co. Inc.	United States	84,100	5,092,255
Takeda Chemical Industries Ltd.	Japan	164,400	6,065,309

			21,791,784

Real Estate 1.0%
Alexander’s Inc.	United States	8,000	667,920
American Financial Realty Trust	United States	45,800	682,878
Canary Wharf Group PLC	United Kingdom	1,535,898	6,488,175
[a,b]Security Capital European Realty	Luxembourg	10,441	77,263
St. Joe Co.	United States	97,000	3,026,400
Ventas Inc.	United States	97,800	1,481,670

			12,424,306

Road & Rail 1.9%
Burlington Northern Santa Fe Corp.	United States	125,600	3,572,064
Canadian National Railway Co.	Canada	190,600	9,129,161
Florida East Coast Industries Inc., A	United States	317,600	8,114,680
Florida East Coast Industries Inc., B	United States	68,513	1,705,974

			22,521,879

Semiconductor Equipment & Products .2%
Integrated Device Technology Inc.	United States	172,500	1,906,125

Software .2%
J.D. Edwards & Co., Jul. 12.5 Calls, 7/19/03	United States	172	32,680
[a]Peoplesoft Inc.	United States	110,700	1,947,213
Peoplesoft Inc., Jul. 17.5 Puts, 7/19/03	United States	41	2,255

			1,982,148

Thrifts & Mortgage Finance 2.0%
Freddie Mac	United States	57,900	2,939,583
Greenpoint Financial Corp.	United States	72,894	3,713,220
Hudson City Bancorp Inc.	United States	168,700	4,313,659
Sovereign Bancorp Inc.	United States	816,600	12,779,790

			23,746,252

Tobacco 6.4%
Altadis SA	Spain	991,535	25,414,340
Altria Group Inc.	United States	306,870	13,944,173

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

MUTUAL SHARES SECURITIES FUND

Statement of Investments, June 30, 2003 (unaudited) (cont.)

	COUNTRY	SHARES/ WARRANTS/ CONTRACTS		VALUE

Common Stocks and Other Equity Interests (cont.)
Tobacco (cont.)
British American Tobacco PLC	United Kingdom	2,079,956		$23,596,471
British American Tobacco PLC, ADR	United Kingdom	4,300		97,524
Gallaher Group PLC	United Kingdom	299,707		2,942,619
Gallaher Group PLC, ADR	United Kingdom	2,400		95,040
Imperial Tobacco Group PLC	United Kingdom	569,500		10,177,530

				76,267,697

Transportation Infrastructure .7%
Laidlaw International Inc.	United States	207,679		1,723,736
Peninsular & Oriental Steam Navigation Co.	United Kingdom	1,745,798		6,769,897

				8,493,633

Wireless Telecommunications Services .4%
Spectrasite				5,309,524

Total Common Stocks and Other Equity Interests (Cost $585,399,488)				672,629,687

Preferred Stocks .3%
Electric Utilities
Calpine Capital Trust, 5.75%, cvt. pfd.	United States	9,880		424,840

Food Products .1%
Unilever NV, pfd.	Netherlands	75,800		461,341

Health Care Providers & Services
[a]Genesis Health Ventures Inc., PIK, 6.00%, cvt. pfd.	United States	339		28,645

Household Products .2%
Henkel KGAA, pfd.	Germany	43,700		2,679,781

Media
NTL Europe Inc., 10.00%, A, pfd.	United States	18,774		37,548

Total Preferred Stocks (Cost $3,644,184)				3,632,155

		PRINCIPAL AMOUNT[h]
Corporate Bonds & Notes 4.1%
Alderwoods Group Inc., 12.25%, 1/02/09	United States	$655,400		688,170
Calpine Canada Energy Finance,
8.50%, 5/01/08	Canada	3,176,000		2,493,160
8.375%, 10/15/08	Canada	60,000	EUR	50,298
Calpine Corp.,
7.875%, 4/01/08	United States	444,000		341,880
7.75%, 4/15/09	United States	12,975,000		9,666,375
8.625%, 8/15/10	United States	1,279,000		965,645
cvt., 144A, 4.00%, 12/26/06	United States	545,000		493,225
cvt., 4.00%, 12/26/06	United States	4,598,000		4,161,190
Century Communications Corp., 8.875%, 1/15/07	United States	55,000		35,750
Charter Communications Holdings LLC,
8.625%, 4/01/09	United States	510,000		369,750
senior disc. note, zero cpn., 5/15/11	United States	710,000		362,100
senior disc. note, zero cpn., 1/15/06	United States	950,000		498,750
DecisionOne Corp., Bank Claim	United States	851,301		715,093
Eurotunnel Finance Ltd., equity note, 12/31/03	United Kingdom	286,210	GBP	153,493
Eurotunnel PLC,
12/31/18, Tier 2	United Kingdom	385,556	GBP	461,260
12/31/25, Tier 3	United Kingdom	531,240	GBP	543,504

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

MUTUAL SHARES SECURITIES FUND

Statement of Investments, June 30, 2003 (unaudited) (cont.)

	COUNTRY	PRINCIPAL AMOUNT[h]		VALUE

Common Stocks and Other Equity Interests (cont.)
Corporate Bonds & Notes (cont.)
12/31/50, Resettable Advance R5	United Kingdom	$277,688	GBP	$197,036
Participating Loan Note, 4/30/40	United Kingdom	58,000	GBP	29,191
Stabilization Advance S8, Tier 1	United Kingdom	150,980	GBP	59,793
Stabilization Advance S8, Tier 2	United Kingdom	137,878	GBP	53,466
Eurotunnel SA,
5.28%, 12/31/18, Tier 2 (Pibor)	France	45,056	EUR	37,511
12/31/18, Tier 2 (Libor)	France	60,952	EUR	50,746
5.28%, 12/31/25, Tier 3 (Pibor)	France	84,795	EUR	60,373
12/31/25, Tier 3 (Libor)	France	619,054	EUR	440,754
12/31/50, Resettable Advance R4	France	7,060	EUR	3,486
Stabilization Advance S6, Tier 2	France	43,314	EUR	11,689
Stabilization Advance S7, Tier 1 (Pibor)	France	55,949	EUR	15,420
Stabilization Advance S6, Tier 1 (Pibor)	France	22,154	EUR	6,106
Level 3 Communications Inc., Term Loan C	United States	175,500		165,848
Marconi PLC, 8.00%, 4/30/08	United Kingdom	2,146,476		1,953,293
Marconi Corp., 10.00%, 10/31/08	United Kingdom	761,394		776,622
Midwest Generation LLC., 8.56%, 1/02/16	United States	1,325,000		1,325,000
Mirant Americas Generation Inc., 7.625%, 5/01/06	United States	535,000		414,625
Mirant Mid-Atlantic LLC,
9.125%, 6/30/17	United States	205,741		200,598
10.06%, 12/30/28	United States	282,545		280,244
NRG Energy Inc., 8.625%, 4/01/31	United States	830,000		361,050
NTL Inc., 19.00%, 1/09/10	United States	6,423,000		6,390,885
Providian Financial Corp, cvt., zero cpn., 2/15/21	United States	2,562,000		1,120,875
Qwest Capital Funding, 5.875%, 8/03/04	United States	2,162,000		2,080,925
Qwest Services Corp., 13.50%, 12/15/10	United States	5,094,000		5,781,690
Reliant Energy Inc., 9.237%, 7/02/17	United States	147,843		139,711
Sepracor Inc., cvt., 5.00%, 2/15/07	United States	2,373,000		2,106,038
Southwest Royalties Inc., 11.50%, 6/30/04	United States	454,000		454,000
TVMAX Holdings Inc., PIK, 14.00%, 2/01/06	United States	22,544		22,544
XO Communications Inc., 7/15/09	United States	1,762,343		1,700,661

Total Corporate Bonds & Notes (Cost $40,442,751)				48,239,823

Bonds & Notes in Reorganization 3.9%
[a]Adelphia Communications Corp.,
9.25%, 10/01/02	United States	365,000		222,650
8.125%, 7/15/03	United States	145,000		90,625
7.50%, 1/15/04	United States	350,000		217,000
10.50%, 7/15/04	United States	577,000		366,395
10.25%, 11/01/06	United States	538,000		330,870
8.375%, 2/01/08	United States	1,123,000		701,875
7.75%, 1/15/09	United States	991,000		619,375
7.875%, 5/01/09	United States	383,000		233,630
9.375%, 11/15/09	United States	280,000		180,600
10.25%, 6/15/11	United States	1,093,000		704,985
cvt., 6.00%, 2/15/06	United States	4,861,000		874,980
cvt., 3.25%, 5/01/21	United States	565,000		101,700
[a]Aiken Cnty S C Indl Rev Ref Beloit, 6.00%, 12/01/11	United States	45,000		9,000
*Amerco,
7.85%, 5/15/03	United States	80,000		66,400
7.47%, 1/15/27	United States	510,000		428,400
8.03%, 9/18/06	United States	130,000		109,200

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

MUTUAL SHARES SECURITIES FUND

Statement of Investments, June 30, 2003 (unaudited) (cont.)

	COUNTRY	PRINCIPAL AMOUNT[h]		VALUE

Common Stocks and Other Equity Interests (cont.)
Bonds & Notes in Reorganization (cont.)
[a]Century Communications Corp.,
9.50%, 3/01/05	United States	$75,000		$48,750
8.375%, 12/15/07	United States	90,000		58,500
zero cpn., 3/15/03	United States	1,010,000		600,950
[a]Charter Communications Holdings LLC, 10.00%, 5/15/11	United States	1,918,000		1,390,550
[a]Charter Communications Operating LLC, Bank Claim	United States	2,700,500		2,484,460
[a]Dow Corning Corp.,
9.375%, 2/01/08	United States	550,000		1,078,000
Bank Debt #1	United States	100,000		171,000
[a]Frontier Corp., 7.25%, 5/15/04	United States	185,000		13,412
[a]Global Crossing Holdings Ltd.,
9.125%, 11/15/06	United States	1,135,000		53,913
9.625%, 5/15/08	United States	550,000		26,125
9.50%, 11/15/09	United States	915,000		43,462
Bank Claim	United States	1,675,000		372,687
Bank Claim	United States	3,935,142		875,569
Bank Claim	United States	425,800		94,740
[a]Global Crossing Ltd., 6.00%, 10/15/03	United States	200,000		14,500
[a]Harnischfeger Industries Inc.,
8.90%, 3/01/22	United States	410,000		2,583
8.70%, 6/15/22	United States	360,000		2,304
7.25%, 12/15/25	United States	519,000		3,322
6.875%, 2/15/27	United States	463,000		2,917
Stipulated Bank Claim	United States	603,475		3,742
[a]Healthsouth Corp.,
8.50%, 2/01/08	United States	1,651,000		1,304,290
7.00%, 6/15/08	United States	890,000		703,100
8.375%, 10/01/11	United States	520,000		410,800
7.625%, 6/01/12	United States	4,259,000		3,322,020
[a]Metromedia Fiber Network Inc.,
14.00%, 3/15/07	United States	2,897,000		1,245,710
10.00%, 11/15/08	United States	2,297,000		137,820
10.00%, 12/15/09	United States	2,418,000		145,080
10.00%, 12/15/09	United States	1,085,000	EUR	62,298
[a]NRG Energy Inc.,
7.625%, 2/01/06	United States	1,425,000		612,750
6.75%, 7/15/06	United States	1,645,000		707,350
7.50%, 6/15/07	United States	1,405,000		604,150
7.50%, 6/01/09	United States	375,000		161,250
8.25%, 9/15/10	United States	1,720,000		748,200
8.00%, 11/01/13	United States	790,000		343,650
8.70%, 3/15/20	United States	740,000		321,900
Revolver	United States	3,096,000		1,331,280
[a]NRG Northeast Generating LLC,
8.065%, 12/15/04	United States	312,297		307,612
8.842%, 6/15/15	United States	1,152,000		1,134,720
9.292%, 12/15/24	United States	1,015,000		999,775
[a]Owens Corning, Revolver	United States	2,360,480		1,793,965
PG & E Corp.,
10/31/01	United States	610,000		626,775
5.94%, 10/07/03	United States	115,000		113,850

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

MUTUAL SHARES SECURITIES FUND

Statement of Investments, June 30, 2003 (unaudited) (cont.)

	COUNTRY	PRINCIPAL AMOUNT[h]		VALUE

Common Stocks and Other Equity Interests (cont.)
Bonds & Notes in Reorganization (cont.)
7.375%, 11/01/05	United States	$2,269,000		$2,342,742
[a]Bank Claim	United States	418,287		453,841
Commercial Paper, 1/18/01	United States	92,000		92,460
Commercial Paper, 1/30/01	United States	45,000		45,675
Commercial Paper, 2/16/01	United States	136,000		136,680
[a]PIV Investment Finance (Cayman) Ltd., 4.50%, 12/01/00	Hong Kong	12,200,000		2,684,000
[a]Port Seattle Wash Rev Ref-Beloit Proj., 6.00%, 12/01/17	United States	20,000		4,000
[a]Safety Kleen Corp.,
9.25%, 5/15/09	United States	63,000		3,465
Revolver	United States	530,484		196,279
Term Loan	United States	55,747	CAD	8,206
Term Loan A	United States	440,050		110,013
Term Loan B	United States	407,988		101,997
Term Loan C	United States	407,988		101,997
[a]Safety Kleen Services, 9.25%, 6/01/08	United States	5,000		25
[a]Telewest Communications PLC,
11.00%, 10/01/07	United Kingdom	1,783,000		655,252
11.25%, 11/01/08	United Kingdom	230,000		84,525
9.875%, 2/01/10	United Kingdom	610,000	GBP	359,854
cvt., 5.25%, 2/19/07	United Kingdom	1,810,000	GBP	978,160
Bank Claim	United Kingdom	6,357,000	GBP	2,727,381
senior disc. note, zero cpn.	United Kingdom	675,000		214,313
senior disc. note, zero cpn.	United Kingdom	485,000		144,288
zero cpn., 4/15/04	United Kingdom	1,916,000	GBP	988,020
[a]Telewest Finance Ltd., cvt., 6.00%, 7/07/05	United Kingdom	1,475,000		678,500
[a]WorldCom Inc.,
6.40%, 8/15/05	United States	810,000		240,975
8.25%, 5/15/10	United States	1,745,000		519,138
7.375%, 1/15/11	United States	2,897,000		861,858
7.50%, 5/15/11	United States	2,470,000		734,825
7.75%, 4/01/27	United States	340,000		101,150
8.25%, 5/15/31	United States	4,644,000		1,381,590

Total Bonds & Notes in Reorganization (Cost $42,549,562)				46,688,725

		SHARES/ PRINCIPAL AMOUNT[h]
Companies in Liquidation
[a]Guangdong International Trust & Investment Corp., 144A, 8.75%, 10/24/16	China	630,000		72,450
[a]Peregrine Investments Holdings Ltd., 6.70%, 1/15/98	Hong Kong	5,000,000	JPY	4,581
[a]United Companies Financial Corp., Bank Claim	United States	2,450,427		24,504

Total Companies in Liquidation (Cost $70,817)				101,535

		PRINCIPAL AMOUNT
U.S. Government and Agency Securities 33.6%
Federal National Mortgage Association, 0.910% to 2.125%, with maturities to 11/26/04	United States	$169,750,000		169,300,632
[e]Federal Home Loan Bank, 0.870% to 1.523%, with maturities to 5/13/04	United States	113,325,000		113,090,341
[e]Federal Home Loan Mortgage Corp., 2.375% to 2.500%, with maturities to 5/19/06	United States	103,500,000		103,162,682
U.S. Treasury Bills, 1.106% to 1.162%, with maturities to 11/06/03	United States	14,500,000		14,464,345

Total U.S. Government and Agency Securities (Cost $399,592,864)				400,018,000

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

MUTUAL SHARES SECURITIES FUND

Statement of Investments, June 30, 2003 (unaudited) (cont.)

	COUNTRY	SHARES	VALUE

Short Term Investments 1.0%
[c]Franklin Institutional Fiduciary Trust Money Market Portfolio	United States	12,128,729	$12,128,729

Total Investments (Cost $1,083,828,394) 99.4%			1,183,438,654
Options Written			(28,515)
Securities Sold Short (1.1)%			(12,764,970)
Net equity in foreign contracts (0.3)%			(3,158,416)
Other Assets, less Liabilities 2.0%			23,828,425

Net Assets 100.0%			$1,191,315,178

Options Written ISSUER		CONTRACTS

Health Care Equipment & Supplies
Zimmer Holdings Inc., Jul. 45 Calls, 7/19/03	United States	149	$16,390

Metals & Mining
Barrick Gold, Jul. 17.5 Puts, 7/19/03	Canada	63	11,025

Thrifts & Mortgage Finance
Freddie Mac, Jul. 45 Puts, 7/19/03	United States	55	1,100

Total Options Written (Proceeds $43,890)			$28,515

Securities Sold Short ISSUER		SHARES

Automobiles 0.4%
[d]General Motors Corp.	United States	116,800	$4,204,800

Chemicals
[d]Ecolab Inc.	United States	3,600	92,160

Food Products 0.6%
[d]Kraft Foods Inc., A	United States	198,900	6,474,195

Health Care Providers & Services
[d]Cobalt Corp.	United States	1,500	30,825

Household Products
[d]Clorox Co.	United States	6,200	264,430

IT Services 0.1%
[d]First Data Corp.	United States	24,100	998,704

Media
[d]Univision Communications Inc., A	United States	13,000	395,200

Software
[d]J.D. Edwards & Co.	United States	17,200	246,476

Thrifts & Mortgage Finance
[d]New York Community Bancorp Inc.	United States	2,000	58,180

Total Securities Sold Short (Proceeds $13,428,398)			$12,764,970

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

MUTUAL SHARES SECURITIES FUND

Statement of Investments, June 30, 2003 (unaudited) (cont.)

Synthetic Equity Swaps (ses) ISSUER	COUNTRY	SHARES	VALUE AT 6/30/03	UNREALIZED GAIN/LOSS

[f]Smith & Nephew PLC, ses., 3.75 GBP	United Kingdom	17,900	$102,864	$7,966
[f]Smith & Nephew PLC, ses., 3.78 GBP	United Kingdom	5,400	31,032	2,616

Total Synthetic Equity Swaps				$10,582

Currency Abbreviations:

CAD - Canadian Dollar

EUR - European Unit

GBP - British Pound

JPY - Japanese Yen

aNon-income producing.

bSee Note 9 regarding restricted securities.

cSee Note 6 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio.

dSee Note 1(f) regarding securities sold short.

eSee Note 1(f) regarding securities segregated with broker for securities sold short.

fSee Note 1(d) regarding synthetic equity swaps.

gSee Note 10 regarding other considerations.

hThe principal amount is stated in U.S. dollars unless otherwise indicated.

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

MUTUAL SHARES SECURITIES FUND

Financial Statements

Statement of Assets and Liabilities

June 30, 2003 (unaudited)

Assets:
Investments in securities:
Cost	$1,083,828,394

Value	1,183,438,654
Cash	826,554
Foreign currency, at value (cost $4,801,575)	5,030,544
Receivables:
Investment securities sold	6,479,840
Capital shares sold	4,630,507
Dividends and interest	2,593,977
Unrealized gain on forward exchange contracts (Note 7)	1,305,474
Deposit with broker for securities sold short	12,685,162
Due from broker - variation margin	10,600

Total assets	1,217,001,312

Liabilities:
Payables:
Investment securities purchased	7,103,219
Capital shares redeemed	121,724
Affiliates	1,036,508
Options written, at value (premiums received $43,890)	28,515
Securities sold short, at value (proceeds $13,428,398)	12,764,970
Unrealized loss on forward exchange contracts (Note 7)	4,463,890
Other liabilities	167,308

Total liabilities	25,686,134

Net assets, at value	$1,191,315,178

Net assets consist of:
Undistributed net investment income	$6,800,794
Net unrealized appreciation	97,387,807
Accumulated net realized loss	(48,956,591)
Capital shares	1,136,083,168

Net assets, at value	$1,191,315,178

Class 1:
Net asset value per share ($289,048,421/21,929,456 shares outstanding)	$13.18

Class 2:
Net asset value and maximum offering price per share ($902,266,757/68,846,889 shares outstanding)[a]	$13.11

aRedemption price per share is equal to net asset value less any applicable sales charge.

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

MUTUAL SHARES SECURITIES FUND

Financial Statements (continued)

Statement of Operations

for the period ended June 30, 2003 (unaudited)

Investment Income:
(net of foreign taxes of $624,109)
Dividends	$7,983,636
Interest	5,527,290

Total investment income	13,510,926

Expenses:
Management fees (Note 3)	2,926,708
Administrative fees (Note 3)	627,727
Distribution fees - Class 2 (Note 3)	881,792
Custodian fees	58,100
Reports to shareholders	119,400
Professional fees	17,100
Trustees’ fees and expenses	5,700
Dividends for securities sold short	240,944
Other	10,900

Total expenses	4,888,371

Net investment income	8,622,555

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	4,449,439
Written options (Note 1e)	45,223
Securities sold short (Note 1f)	(345,008)
Foreign currency transactions	(13,527,094)

Net realized loss	(9,377,440)

Net unrealized appreciation on:
Investments	102,701,009
Translation of assets and liabilities denominated in foreign currencies	2,942,067

Net unrealized appreciation	105,643,076

Net realized and unrealized gain	96,265,636

Net increase in net assets resulting from operations	$104,888,191

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

MUTUAL SHARES SECURITIES FUND

Financial Statements (continued)

Statements of Changes in Net Assets

for the period ended June 30, 2003 (unaudited)

and for the year ended December 31, 2002

	Six Months Ended June 30, 2003	Year Ended December 31, 2002
Increase (decrease) in net assets:
Operations:
Net investment income	$8,622,555	$10,562,987
Net realized loss from investments, written options, securities sold short, and foreign currency transactions	(9,377,440)	(37,295,738)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	105,643,076	(74,236,488)

Net increase (decrease) in net assets resulting from operations	104,888,191	(100,969,239)
Distributions to shareholders from:
Net investment income:
Class 1	(3,290,885)	(3,339,385)
Class 2	(9,026,103)	(3,698,558)
Net realized gains:
Class 1	—	(7,639,415)
Class 2	—	(9,170,486)

Total distributions to shareholders	(12,316,988)	(23,847,844)
Capital share transactions: (Note 2)
Class 1	(23,791,658)	(56,246,676)
Class 2	243,870,163	397,772,006

Total capital share transactions	220,078,505	341,525,330
Net increase in net assets	312,649,708	216,708,247
Net assets:
Beginning of period	878,665,470	661,957,223

End of period	$1,191,315,178	$878,665,470

Undistributed net investment income included in net assets:
End of period	$6,800,794	$10,176,303

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

MUTUAL SHARES SECURITIES FUND

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of twenty-two series (the Funds). The Mutual Shares Securities Fund (the Fund) included in this report is diversified. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. The Fund’s investment objective is growth and income.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Restricted securities and securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Foreign Currency Contracts

The Fund may enter into forward exchange contracts to hedge against fluctuations in foreign exchange rates. A forward exchange contract is an agreement between two parties to exchange different currencies at an agreed upon forward exchange rate at a future date. These contracts are valued daily and the Fund’s equity therein is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations.

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. Realized and unrealized gains and losses are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counter parties to fulfill their obligations under the contracts.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

MUTUAL SHARES SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (cont.)

d. Synthetic Equity Swaps

The Fund may engage in synthetic equity swaps. Synthetic equity swaps are contracts entered into between a broker and the Fund under which the parties agree to make payments to each other so as to replicate the economic consequences that would apply had a short sale of the underlying security taken place. Upon entering into synthetic equity swaps, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (“initial margin”). Subsequent payments known as “variation margin”, are made or received by the Fund periodically, depending on fluctuations in the value of the underlying security. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the synthetic equity swaps and may realize a loss.

e. Options

The Fund may purchase or write options. Options are contracts entitling the holder to purchase or sell a specified number of shares or units of a particular security at a specified price at any time until the contract stated expiration date. Options purchased are recorded as investments; options written (sold) are recorded as liabilities. When the exercise of an option results in a cash settlement, the difference between the premium (original option value) and the settlement proceeds is realized as a gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost of sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss. When an option expires, the premium is realized as a gain for options written or as a loss for options purchased. The risks include price movements in the underlying securities, the possibility there may be an illiquid options market, or the inability of the counterparties to fulfill their obligations under the contract.

f. Securities Sold Short

The Fund is engaged in selling securities short, which obligates the Fund to replace a security borrowed with the same security at the current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replace the borrowed security. The Fund would realize a gain if the price of the security declines between those dates.

The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must maintain a deposit for the broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short.

g. Security Lending

The Fund loans securities to certain brokers for which it received collateral against loaned securities in an amount equal to at least 102% of the market value of the loaned securities.

h. Income Taxes

No provision has been made for income taxes because the Fund’s policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

i. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund.

Interest income and estimated expenses are accrued daily. Discounts on securities purchased are amortized over the lives of the respective securities. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

MUTUAL SHARES SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (cont.)

i. Security Transactions, Investment Income, Expenses and Distributions (cont.)

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

Distributions received by the Fund from securities may be a return of capital (ROC). Such distributions reduce the cost basis of the securities, and any distributions in excess of the cost basis are recognized as capital gains.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

j. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

k. Guarantees and Indemnifications

Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

The Fund offers two classes of shares: Class 1 and Class 2. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class, and its exchange privilege.

At June 30, 2003, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Fund’s shares were as follows:

	Period Ended June 30,		Year Ended December 31,

	2003		2002

Class 1 Shares:	Shares	Amount	Shares	Amount

Shares sold	144,314	$1,760,527	1,104,143	$15,457,891
Shares issued on reinvestment of distributions	247,994	3,290,886	805,488	10,978,800
Shares redeemed	(2,362,169)	(28,843,071)	(6,372,892)	(82,683,367)

Net decrease	(1,969,861)	$(23,791,658)	(4,463,261)	$(56,246,676)

Class 2 Shares:
Shares sold	22,901,509	$282,144,501	36,489,325	$472,129,169
Shares issued on reinvestment of distributions	684,314	9,026,103	948,345	12,869,044
Shares redeemed	(3,794,956)	(47,300,441)	(7,102,935)	(87,226,207)

Net increase	19,790,867	$243,870,163	30,334,735	$397,772,006

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

MUTUAL SHARES SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of the following entities:

Entity	Affiliation

Franklin Templeton Services LLC (FT Services)	Administrative manager
Franklin Advisers Inc. (Advisers)	Investment manager
Franklin Advisory Services LLC (Advisory Services)	Investment manager
Franklin Mutual Advisers LLC (Franklin Mutual)	Investment manager
Templeton Asset Management Ltd. (TAML)	Investment manager
Templeton Global Advisors Ltd. (TGAL)	Investment manager
Templeton Investment Counsel LLC (TIC)	Investment manager
Franklin/Templeton Distributors Inc. (Distributors)	Principal underwriter
Franklin/Templeton Investor Services LLC (Investor Services)	Transfer agent

The Fund pays an investment management fee to Franklin Mutual of .80% per year of the average daily net assets of the Fund.

The Fund pays administrative fees to FT Services based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Daily Net Assets

.15%	First $200 million
.135%	Over $200 million, up to and including $700 million
.10%	Over $700 million, up to and including $1.2 billion

Fees are further reduced on net assets over $1.2 billion.

The Fund reimburses Distributors up to .25% per year of its average daily net assets of Class 2, for costs incurred in marketing the Fund’s shares.

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. INCOME TAXES

At June 30, 2003, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investment	$1,089,603,921

Unrealized appreciation	$132,418,065
Unrealized depreciation	(38,583,332)

Net unrealized appreciation (depreciation)	$93,834,733

Net investment income and net realized gains losses differ for financial statement and tax purposes primarily due to differing treatment of wash sales, defaulted securities, foreign currency transactions, passive foreign investment company shares and losses realized subsequent to October 31 on the sale of securities, and foreign currencies, bond discounts and premiums and gains and losses realized on in-kind shareholder redemptions.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

MUTUAL SHARES SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

4. INCOME TAXES (cont.)

At December 31, 2002, the Fund has deferred capital losses occurring subsequent to October 31, 2002 of $8,980,840. For tax purposes, such losses will be reflected in the year ending December 31, 2003.

At December 31, 2002, the Fund had tax basis capital losses of $33,868,516 which may be carried over to offset future capital gains. Such losses expire in 2010.

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities and securities sold short) for the period ended June 30, 2003 aggregated $286,945,484 and $191,567,524, respectively.

Transactions in options written during the period ended June 30, 2003 were as follows:

	Number of Contracts	Premiums Received

Options outstanding at December 31, 2002	51,300	$31,802
Options written	2,870	132,591
Options expired	(33,730)	(45,223)
Options terminated in closing transactions	(98)	(20,039)
Options exercised	(20,075)	(55,241)

Options outstanding at June 30, 2003	267	$43,890

6. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Franklin Advisers Inc. (an affiliate of the advisor). Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management fees paid by the Sweep Money Fund.

The Fund earned $61,639 of dividend income from investment in the Sweep Money Fund.

7. FORWARD CURRENCY CONTRACTS

At June 30, 2003, the Fund has outstanding forward exchange contracts as set out below. The contracts are reported in the financial statements at the Fund’s net equity, as measured by the difference between the forward exchange rates at the reporting date and the forward exchange rates at the day of entry into the contracts.

Contracts to Buy:		In Exchange For		Settlement Date	Unrealized Gain/(Loss)

2,400,000	British Pounds		3,893,371	7/28/03		58,560
6,700,000	European Unit	U.S.$	7,192,494	7/28/03	U.S.$	494,571
8,370,624	Swiss Franc		6,110,353	8/13/03		75,913
500,000	European Unit		549,475	9/10/03		23,478

		U.S.$	17,745,693			$652,522

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

MUTUAL SHARES SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

7. FORWARD CURRENCY CONTRACTS (cont.)

Contracts to Sell:		In Exchange For		Settlement Date	Unrealized Gain/ (Loss)

162,286,796	Japanese Yen	U.S.$	1,377,600	7/14/03	U.S.$	25,312
4,282,079	Canadian Dollars		3,176,252	7/21/03		29,194
7,144,200	British Pounds		11,868,500	7/28/03		104,589
1,444,800	European Unit		1,693,753	7/28/03		36,101
880,016	Swiss Franc		668,206	8/13/03		17,835
17,185,129	European Unit		19,974,958	8/21/03		271,430
807,327,295	Japanese Yen		6,850,780	9/24/03		108,003
832,619	European Unit		985,754	9/25/03		32,050
7,714,198	Norwegian Krone		1,088,869	10/15/03		27,842
2,400,000	European Unit		2,742,955	12/29/03		596

		U.S.$	50,427,627			$652,952

	Unrealized gain on forward exchange contracts					$1,305,474

Contracts to Buy:		In Exchange For		Settlement Date	Unrealized Gain/(Loss)

5,141,850	Swiss Franc	U.S.$	3,834,483	8/13/03	U.S.$	(34,425)

Contracts to Sell		In Exchange For		Settlement Date	Unrealized Gain/(Loss)

860,235	European Unit	U.S.$	922,688	7/8/03	U.S.$	(64,914)
19,452,419	Canadian Dollars		13,763,195	7/21/03		(533,106)
22,022,011	British Pounds		35,596,106	7/28/03		(669,533)
26,685,848	European Unit		28,992,920	7/28/03		(1,624,372)
13,512,474	Swiss Franc		9,889,112	8/13/03		(97,212)
16,003,072	British Pounds		26,092,570	8/19/03		(220,626)
12,813,816	European Unit		13,929,432	9/10/03		(753,996)
2,597,656	European Unit		2,784,204	9/25/03		(191,221)
82,929,357	Norwegian Krone		11,131,803	10/15/03		(274,485)

		U.S.$	143,102,030			$(4,429,465)

Unrealized loss on forward exchange contracts						(4,463,890)

Net unrealized loss on forward exchange contracts					U.S.$	(3,158,416)

8. CREDIT RISK AND DEFAULTED SECURITIES

At June 30, 2003, the Fund held defaulted securities with values aggregating $43,380,543 representing 3.6% of the Fund’s net assets. For information as to specific securities, see the accompanying Statement of Investments.

For financial reporting purposes, the Fund discontinues accruing income on defaulted bonds and those bonds for which the income is deemed uncollectible and provides an estimate for losses on interest receivable.

9. RESTRICTED SECURITIES

At June 30, 2003, investments in securities included issues that are restricted or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale,

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

MUTUAL SHARES SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

9. RESTRICTED SECURITIES (cont.)

and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if it’s valuation has not changed for a certain period of time. At June 30, 2003, the Fund held investments in restricted and illiquid securities that were valued under approved methods by the Trustees, as follows:

Number of Shares	Issuer	Acquisition Date	Cost	Value

12	International Steel Group, B	4/10/02	$1,110,000	$1,110,000
161	International Steel Group	4/25/03	2,008,750	14,892,500
184,830	Leucadia National Corp.	12/20/02	6,515,258	6,517,845
48,840	Montpelier Re Holdings Ltd.	12/11/01	814,000	1,466,177
1,148,000	Nippon Investment LLC	2/14/01	1,133,644	2,020,480
230,177	NTL Inc.	9/21/01	14,993,484	7,853,639
16,280	Olympus Re Holdings Ltd.	12/19/01	1,628,000	2,203,172
1,520	PG & E Corp., wts., 9/02/06	10/29/02	—	28,919
10,441	Security Capital European Realty	4/08/98	231,093	77,263
45,898	White Mountains Insurance Group Inc.	6/01/01	12,114,910	17,223,225

	Total Restricted Securities (4.48% of Net Assets)			$53,393,220

10. OTHER CONSIDERATIONS

Franklin Mutual, as the Mutual Shares Securities Fund Manager, may serve as a member on the board of directors of certain companies in which the Fund invests and/or may represent the fund in certain corporate negotiations. Currently, the Managers serve in one or more of these capacities for Kindred Healthcare Inc. As a result of this involvement, the Mangers may be in possession of certain material non-public information which, pursuant to the fund’s policies and the requirements of the federal securities laws, could prevent the Fund from trading in the securities of such companies fund’s limited or expanded periods of time.

TEMPLETON DEVELOPING MARKETS SECURITIES FUND

Fund Goal and Primary Investments: Templeton Developing Markets Securities Fund seeks long-term capital appreciation. The Fund invests primarily in emerging market investments.

This semiannual report for Templeton Developing Markets Securities Fund covers the period ended June 30, 2003. During the six months under review, China’s and India’s economies recorded healthy gross domestic product (GDP) expansion rates. Meanwhile, Singapore and the U.S. signed a landmark free-trade agreement in May, the first of its kind to be signed by the U.S. with an east Asian country.

We believe South Korea made substantial improvements to its corporate governance structure, but a great deal remains to be done. In addition to the SK Global scandal, where a large number of accounting items were allegedly falsified, tensions on the peninsula as a result of North Korea’s nuclear program also appeared to contribute to financial market volatility. Despite these challenges, for the six months ended June 30, 2003, the Morgan Stanley Capital International (MSCI) Korea Index posted an 8.30% gain in U.S. dollar terms.1

In Latin America, Mexico’s economy felt the effects of weakness in industrial production as first quarter 2003 GDP was positive but down from the previous quarter. President Fox continued his efforts to strengthen the free-trade agreement between the U.S. and Canada.

South American leaders met in Paraguay at the Mercosur Summit, where Brazilian President Lula and Argentine President Kirchner vowed to strengthen the trade bloc and promote regional trade. Brazil announced plans to create a US$1 billion fund to finance trade between the two nations.2 Brazil’s Lower House also easily passed a constitutional amendment to the article that regulated changes in the financial system, an apparent indication of Lula’s support.

In May, the International Monetary Fund (IMF) completed Turkey’s fifth review. The IMF cited delays in implementation of structural reforms and urged Turkey to accelerate its efforts. In Turkey’s favor, the government approved plans for the privatization of Turk Telecom, a key condition by the IMF.

1. Source: Standard & Poor’s Micropal. The MSCI Korea Index is market capitalization-weighted and measures total returns of equity securities in Korea.

2. Source: InvestNews S.A.

In South Africa, the release of the Mineral and Petroleum Royalty Bill seems to have prompted foreign mining and exploration companies to examine their operations there due to imposition of higher than expected royalties. Positively though, the new rates would only take effect once companies convert their old order rights to new ones. The government provided a five-year window for conversion. Citing South Africa’s strengthened fiscal revenue and improving external positions, independent credit rating agency Standard & Poor’s raised the country’s credit ratings to BBB from BBB- and the long-term local currency rating to A from A-.3

For the six months under review, the Fund’s Class 2 shares posted a +14.80% cumulative total return.4 The Fund underperformed the benchmark MSCI Emerging Markets Free (EMF) Index’s 16.13% total return.5 During the period, the Fund’s overweighted positions relative to the benchmark MSCI EMF Index in Turkey, Argentina, Indonesia and Thailand aided Fund performance. Performance also benefited from the Fund’s underweighted positions in Malaysia, South Korea and Taiwan. However, our overweighted investments in Hungary underperformed and negatively impacted the Fund. The Fund’s underweighted positions in Russia and Israel also hurt performance.

We repositioned several of the Fund’s Asian holdings during the six months under review. Key purchases included Singapore’s DBS Group, southeast Asia’s largest bank; Mahanagar Telephone, an Indian telecommunications service provider; Satyam Computers, an Indian soft-

ware services company; and Sunplus Technology, a Taiwanese integrated circuit company. Notable sales included South Korea’s LG Chem Investment and China’s Beijing Datang Power.

In Europe, we increased our holdings in Hellenic Telecommunications, Greece’s full-service telecommunications provider, and Pliva, one of central and eastern Europe’s largest pharmaceutical companies. In Turkey, the Fund increased its exposure to Arcelik and Migros. We divested our holdings in Russia’s Mosenergo and Unified Energy as well as Austria’s Mayr-Melnhof and Erste Bank.

3. These do not indicate ratings of the Fund.

4. Ongoing market volatility can significantly affect short-term performance; recent returns may differ. Performance reflects the Fund’s Class 2 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

5. Source: Standard & Poor’s Micropal. The MSCI EMF Index is market capitalization-weighted and measures total returns of equity securities available to foreign (non-local) investors in emerging markets globally. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio.

Top 10 Countries

Templeton Developing Markets  Securities Fund

6/30/03

% of Total Net Assets

South Korea	13.4%

South Africa	13.1%

Brazil	7.7%

Mexico	7.1%

China	6.8%

Singapore	6.0%

Turkey	5.8%

Hong Kong	5.2%

India	4.8%

Taiwan	4.7%

We consolidated our Latin American holdings, leading to divestment of the Fund’s Chile and Peru interests while adding to our Brazil and Mexico exposure. In Brazil, we invested in aircraft manufacturer Embraer-Empresa due to its strong market share and in national oil and gas company Petroleo Brasileiro based on reports of its proven reserves and high growth rates. In Mexico, we purchased Telefonos de Mexico, the country’s largest telecommunications systems company, for its dominant market position and strong cash flows. We also bought Grupo Televisa, the largest media company in the Spanish-speaking world and a major participant in the international entertainment business.

Finally, our South African exposure declined during the period mainly due to sales in Sanlam, Standard Bank Group and Tiger Brands.

This discussion reflects our analysis, opinions and portfolio holdings as of June 30, 2003, the end of the reporting period. Our strategies and the Fund’s portfolio composition will change depending on market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the advisor makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Top 10 Equity Holdings

Templeton Developing Markets  Securities Fund

6/30/03

Company Sector/Industry, Country	% of Total Net Assets

Anglo American PLC	3.5%
Metals & Mining, South Africa

PT Telekomunikasi Indonesia TBK, B	2.7%
Diversified Telecommunication Services, Indonesia

SABMiller PLC	2.6%
Beverages, South Africa

Kimberly Clark de Mexico SA de CV, A	2.5%
Household Products, Mexico

Akbank	2.4%
Commercial Banks, Turkey

Lukoil Holdings, ADR	2.2%
Oil & Gas, Russia

Hyundai Motor Co. Ltd.	2.1%
Automobiles, South Korea

OMV AG	2.0%
Oil & Gas, Austria

Petroleo Brasileiro SA, ADR, pfd.	1.9%
Oil & Gas, Brazil

Telefonos de Mexico SA de CV (Telmex), L, ADR	1.9%
Diversified Telecommunication Services, Mexico

The dollar value, number of shares or principal amount, and complete legal titles of all portfolio holdings are listed in the Fund’s Statement of Investments.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON DEVELOPING MARKETS SECURITIES FUND

Financial Highlightsa

	Class 1
	Six Months Ended June 30, 2003 (unaudited)		Year Ended December 31,
			2002	2001	2000	1999	1998

Per share operating performance
(For a share outstanding throughout the period)

Net asset value, beginning of period	$4.71		$4.78	$5.25	$7.77	$5.13	$6.63

Income from investment operations:
Net investment income[b]	.09		.07	.08	.07	.05	.07
Net realized and unrealized gains (losses)	.63		(.06)	(.50)	(2.52)	2.67	(1.42)

Total from investment operations	.72		.01	(.42)	(2.45)	2.72	(1.35)

Less distributions from:
Net investment income	(.08)		(.08)	(.05)	(.07)	(.08)	(.09)
Net realized gains	—		—	—	—	—	(.06)

Total distributions	(.08)		(.08)	(.05)	(.07)	(.08)	(.15)

Net asset value, end of period	$5.35		$4.71	$4.78	$5.25	$7.77	$5.13

Total return[c]	15.20%		.04%	(8.08)%	(31.76)%	53.84%	(20.94)%
Ratios/supplemental data
Net assets, end of period (000’s)	$250,262		$225,454	$240,289	$301,645	$297,605	$180,684
Ratios to average net assets:
Expenses	1.58%	[d]	1.58%	1.57%	1.56%	1.50%	1.66%
Net investment income	3.69%	[d]	1.45%	1.64%	1.13%	.82%	1.67%
Portfolio turnover rate	19.31%		57.91%	78.29%	89.48%	60.27%	23.22%

[a]Financial highlights presented reflect historical financial information from Templeton Variable Products Series Fund (TVP)-Templeton Developing Markets Fund as a result of a merger on May 1, 2000.
[b]Based on average shares outstanding effective year ended December 31, 1999.
[c]Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
[d]Annualized

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON DEVELOPING MARKETS SECURITIES FUND

Financial Highlightsa (continued)

	Class 2
	Six Months Ended June 30, 2003 (unaudited)		Year Ended December 31,
			2002	2001	2000	1999	1998

Per share operating performance
(For a share outstanding throughout the period)

Net asset value, beginning of period	$4.69		$4.76	$5.22	$7.74	$5.12	$6.62

Income from investment operations:
Net investment income[b]	.08		.06	.07	.06	.03	.07
Net realized and unrealized gains (losses)	.61		(.06)	(.49)	(2.53)	2.66	(1.42)

Total from investment operations	.69		.00	(.42)	(2.47)	2.69	(1.35)

Less distributions from:
Net investment income	(.06)		(.07)	(.04)	(.05)	(.07)	(.09)
Net realized gains	—		—	—	—	—	(.06)

Total distributions	(.06)		(.07)	(.04)	(.05)	(.07)	(.15)

Net asset value, end of period	$5.32		$4.69	$4.76	$5.22	$7.74	$5.12

Total return[c]	14.80%		(.15)%	(8.08)%	(32.04)%	53.27%	(21.03)%
Ratios/supplemental data
Net assets, end of period (000’s)	$91,793		$80,952	$64,081	$56,617	$49,654	$17,287
Ratios to average net assets:
Expenses	1.83%	[d]	1.83%	1.82%	1.81%	1.75%	1.91%
Net investment income	3.44%	[d]	1.20%	1.37%	.88%	.52%	1.44%
Portfolio turnover rate	19.31%		57.91%	78.29%	89.48%	60.27%	23.22%

[a]Financial highlights presented reflect historical financial information from Templeton Variable Products Series Fund (TVP)-Templeton Developing Markets Fund as a result of a merger on May 1, 2000.
[b]Based on average shares outstanding effective year ended December 31, 1999.
[c]Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
[d]Annualized

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON DEVELOPING MARKETS SECURITIES FUND

Statement of Investments, June 30, 2003 (unaudited)

	INDUSTRY	SHARES	VALUE

Long Term Investments 98.0%
Argentina 1.7%
[a]Molinos Rio de la Plata SA, B	Food Products	275,390	$525,677
[a]Quilmes Industrial SA, B, ADR	Beverages	134,895	1,723,958
Tenaris SA, ADR	Energy Equipment & Services	137,185	3,498,218

			5,747,853

Australia .4%
BHP Billiton PLC	Metals & Mining	286,200	1,516,365

Austria 2.5%
OMV AG	Oil & Gas	56,595	6,799,381
[a]Voestalpine AG	Metals & Mining	11,075	437,373
Wienerberger AG	Building Products	66,142	1,162,105

			8,398,859

Brazil 7.7%
Banco Bradesco SA, ADR, pfd.	Banks	325,181	6,074,381
Centrais Eletricas Brasileiras SA (Eletrobras)	Electric Utilities	198,645,000	1,383,064
Cia Vale do Rio Doce, A, ADR, pfd.	Metals & Mining	82,885	2,300,059
[a]Companhia Paranaense de Energia-Copel, ADR, pfd.	Electric Utilities	325,365	976,095
Confab Industrial SA, pfd.	Building Products	15,000	24,089
Duratex SA, pfd.	Building Products	42,947,583	960,441
Embraer-Empresa Brasileira de Aeronautica SA, ADR	Aerospace & Defense	174,654	3,335,891
Petroleo Brasileiro SA, ADR, pfd.	Oil & Gas	364,885	6,480,357
Souza Cruz SA	Tobacco	297,200	2,470,125
Ultrapar Particpacoes SA, ADR	Gas Utilities	5,900	54,398
Unibanco Uniao de Bancos Brasileiros SA, GDR	Banks	135,495	2,325,094

			26,383,994

China 6.8%
[a]Beijing Capital Land Ltd.	Real Estate	750,000	139,456
Beijing Enterprises Holdings Ltd.	Industrial Conglomerates	1,346,000	1,130,563
China Merchants Holdings (International) Co. Ltd.	Industrial Conglomerates	3,386,000	3,017,729
China Mobile (Hong Kong) Ltd., fgn.	Wireless Telecommunication Services	996,000	2,350,096
China Petroleum & Chemical Corp., H	Oil & Gas	12,326,000	2,955,780
China Resources Enterprise Ltd.	Distributors	3,282,000	2,840,866
China Telecom Corp. Ltd.	Diversified Telecommunication Services	4,390,000	1,007,688
Cosco Pacific Ltd.	Transportation Infrastructure	962,000	1,011,573
Guangdong Electric Power Development Co. Ltd., B	Electric Utilities	60,000	34,085
People’s Food Holdings Ltd.	Food & Drug Retailing	2,194,000	1,196,048
PetroChina Co. Ltd., H	Oil & Gas	9,760,000	2,941,210
Qingling Motors Co. Ltd., H	Automobiles	3,844,000	591,525
[a]Shandong Intl. Power Development Co. Ltd.	Electric Utilities	1,228,000	350,378
Shanghai Industrial Holdings Ltd.	Industrial Conglomerates	1,590,000	2,242,840
TCL International Holdings Inc.	Household Durables	1,418,000	300,033
Travelsky Technology Ltd., H	IT Consulting & Services	1,445,000	972,827

			23,082,697

Croatia .9%
Pliva D D, GDR, Reg S	Pharmaceuticals	218,000	3,021,480

Czech Republic .4%
CEZ AS	Electric Utilities	350,850	1,345,758
[a]Unipetrol	Chemicals	57,325	107,107

			1,452,865

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON DEVELOPING MARKETS SECURITIES FUND

Statement of Investments, June 30, 2003 (unaudited) (cont.)

	INDUSTRY	SHARES	VALUE

Long Term Investments (cont.)
Denmark .1%
Carlsberg AS, B	Beverages	9,800	$350,644

Egypt .3%
Commercial International Bank Ltd.	Banks	155,690	951,258

Greece 1.0%
Coca-Cola Hellenic Bottling Company SA	Beverages	99,257	1,657,304
[a]Hellenic Telecommunications Organization SA	Diversified Telecommunication Services	156,490	1,850,974
			3,508,278
Hong Kong 5.2%
Asia Satellite Telecommunications Holdings Ltd.	Diversified Telecommunication Services	5,000	8,239
Cafe de Coral Holdings Ltd.	Hotels Restaurants & Leisure	468,000	357,085
Cathay Pacific Airways Ltd.	Airlines	640,000	861,743
Cheung Kong Holdings Ltd.	Real Estate	382,000	2,297,442
Cheung Kong Infrastructure Holdings Ltd.	Construction Materials	416,000	805,524
China Travel International Investment Hong Kong Ltd.	Hotels Restaurants & Leisure	6,276,000	957,719
Citic Pacific Ltd.	Industrial Conglomerates	2,344,000	4,283,324
Dairy Farm International Holdings Ltd.	Food & Drug Retailing	1,511,833	1,889,791
Giordano International Ltd.	Specialty Retail	2,710,000	842,732
Hang Lung Group Ltd.	Real Estate	1,457,000	1,186,429
Henderson Investment Ltd.	Real Estate	1,711,000	1,645,583
Henderson Land Development Company Ltd.	Real Estate	206,000	591,730
Hong Kong & Shanghai Hotels Ltd.	Hotels Restaurants & Leisure	16,000	7,232
Hopewell Holdings Ltd.	Transportation Infrastructure	36,000	38,317
International Bank of Asia	Banks	284,000	100,152
MTR Corp. Ltd.	Road & Rail	1,421,874	1,631,896
Tingyi (Cayman Islands) Holding Corp.	Food Products	2,084,000	382,157
			17,887,095
Hungary 2.8%
Egis Rt	Pharmaceuticals	40,664	1,385,485
[a]Gedeon Richter Ltd.	Pharmaceuticals	50,992	3,596,809
Matav RT	Diversified Telecommunication Services	117,800	402,887
MOL Magyar Olaj-Es Gazipari RT	Oil & Gas	184,640	4,029,407
			9,414,588
India 4.8%
Ashok Leyland Ltd.	Machinery	5,500	15,191
Bharat Petroleum Corp. Ltd.	Oil & Gas	179,600	1,097,234
Container Corp. of India Ltd.	Road & Rail	72,727	538,762
Dr. Reddy’s Laboratories Ltd.	Pharmaceuticals	2,000	47,114
Grasim Industries Ltd.	Industrial Conglomerates	366,331	3,956,958
Hero Honda Motors Ltd.	Automobiles	261,869	1,426,839
Hindalco Industries Inc.	Metals & Mining	61,872	991,856
Hindustan Petroleum Corporation Ltd.	Oil & Gas	28,293	212,791
[a]ICICI Bank Ltd.	Banks	64,296	207,817
ITC Ltd.	Tobacco	128,600	2,120,779
Mahanagar Telephone Nigam Ltd.	Diversified Telecommunication Services	1,429,285	3,489,399
Mahindra & Mahindra Ltd.	Automobiles	21,600	68,700
[a]Maruti Udyog Ltd.	Automobiles	112,600	302,884
Satyam Computers Services Ltd.	IT Consulting & Services	459,421	1,901,649

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON DEVELOPING MARKETS SECURITIES FUND

Statement of Investments, June 30, 2003 (unaudited) (cont.)

	INDUSTRY	SHARES	VALUE

Long Term Investments (cont.)
India (cont.)
State Bank of India	Banks	4,000	$33,071
Videsh Sanchar Nigam Ltd	Diversified Telecommunication Services	47,500	127,975
			16,539,019
Indonesia 4.5%
PT Gudang Garam TBK	Tobacco	2,097,000	2,592,654
PT Indosat (Persero) TBK	Diversified Telecommunication Services	3,410,500	3,637,867
PT Telekomunikasi Indonesia TBK, B	Diversified Telecommunication Services	16,318,900	9,148,474
			15,378,995
Israel .2%
Elbit Systems Ltd.	Aerospace & Defense	36,073	701,605
Malaysia .5%
Petronas Dagangan Bhd.	Oil & Gas	198,000	320,448
SIME Darby Bhd.	Industrial Conglomerates	772,000	1,036,105
Tanjong PLC	Hotels Restaurants & Leisure	60,000	157,895
YTL Power International Bhd.	Electric Utilities	328,000	258,084
			1,772,532
Mexico 7.1%
Cemex SA	Construction Materials	713,322	3,188,874
Fomento Economico Mexicano SA De CV Femsa	Beverages	59,250	2,441,100
Grupo Carso SA de CV	Industrial Conglomerates	703,500	2,132,636
Grupo Televisa SA de CV, ADR	Media	51,800	1,787,100
Kimberly Clark de Mexico SA de CV, A	Household Products	3,187,400	8,561,704
Telefonos de Mexico SA de CV (Telmex), L, ADR	Diversified Telecommunication Services	201,522	6,331,821
			24,443,235
Philippines 1.3%
San Miguel Corp., B	Beverages	3,892,630	4,588,562
Poland 1.5%
Polski Koncern Naftowy Orlen SA	Oil & Gas	1,076,016	5,223,446
Portugal .1%
BPI Socieda de Gestora de Participacoes Socias SA	Banks	72,000	203,397
Russia 2.6%
Cherepovets Mk Severstal	Metals & Mining	2,900	214,600
[b]Lukoil Holdings, ADR	Oil & Gas	95,307	7,529,253
Sberbank RF	Banks	460	129,720
Sibirtelecom	Diversified Telecommunication Services	8,214,513	234,935
[a]Sun Interbrew Ltd., Reg S, B, GDR	Beverages	49,200	221,400
Yuzhnaya Telecommunication Co.	Diversified Telecommunication Services	5,360,000	469,000
			8,798,908
Singapore 6.0%
[a]Comfortdelgro Corp. Ltd.	Road & Rail	2,024,000	925,224
Cycle & Carriage Ltd.	Distributors	182,207	511,131
DBS Group Holdings Ltd.	Banks	430,000	2,515,048
Fraser & Neave Ltd.	Beverages	1,014,090	4,952,399
Keppel Corp., Ltd.	Industrial Conglomerates	1,614,600	4,492,641
Singapore Airlines Ltd.	Airlines	795,000	4,695,060

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON DEVELOPING MARKETS SECURITIES FUND

Statement of Investments, June 30, 2003 (unaudited) (cont.)

	INDUSTRY	SHARES	VALUE

Long Term Investments (cont.)
Singapore (cont.)
Singapore Press Holdings Ltd.	Media	64,000	$665,077
Singapore Telecommunications Ltd.	Diversified Telecommunication Services	1,905,000	1,633,475
			20,390,055
South Africa 13.1%
Alexander Forbes Ltd.	Diversified Financials	191,000	279,761
Anglo American PLC	Metals & Mining	775,354	11,964,817
Barloworld Ltd.	Industrial Conglomerates	686,700	4,914,797
Bidvest Group Ltd.	Industrial Conglomerates	2,500	14,314
[a]Imperial Holdings Ltd.	Air Freight & Couriers	286,177	2,042,488
Investec Ltd.	Diversified Financials	19,070	250,119
Investec PLC	Road & Rail	24,430	320,420
Nampak Ltd.	Containers & Packaging	291,200	479,840
Old Mutual PLC	Insurance	2,765,960	3,993,688
Remgro Ltd.	Industrial Conglomerates	680,270	5,797,241
Reunert Ltd.	Electronic Equipment & Instruments	195,500	463,369
SABMiller PLC	Beverages	1,304,424	8,832,219
Sasol Ltd.	Oil & Gas	353,300	3,930,521
Tiger Brands Ltd.	Food Products	108,752	972,976
Tongaat-Hulett Group Ltd.	Food Products	129,595	577,224
			44,833,794
South Korea 13.4%
Cheil Communications Inc.	Media	480	47,216
[a]Chohung Bank Co. Ltd.	Banks	479,770	1,616,638
CJ Corp.	Food Products	67,200	2,925,408
Daelim Industrial Co.	Construction & Engineering	56,020	975,484
Hite Brewery Co., Ltd.	Beverages	27,410	1,470,892
Hotel Shilla Co.	Hotels Restaurants & Leisure	70,240	282,548
Hyundai Development Co.	Construction & Engineering	373,020	2,485,759
Hyundai Motor Co. Ltd.	Automobiles	265,550	7,025,015
Kangwon Land Inc.	Hotels Restaurants & Leisure	39,838	4,435,709
[a]Kookmin Credit Card Co. Ltd.	Diversified Financials	380	5,170
Korea Electric Power Corp.	Electric Utilities	306,189	4,844,682
Korea Gas Corp.	Gas Utilities	95,180	2,270,934
KT Corp.	Diversified Telecommunication Services	65,770	2,571,334
LG Card Co. Ltd.	Diversified Financials	6,710	98,024
LG Household & Health Care Ltd.	Household Products	66,700	1,722,641
LG Petrochemical Co. Ltd.	Chemicals	35,600	630,339
POSCO	Metals & Mining	37,180	3,859,623
Samsung Fine Chemicals	Chemicals	215,410	2,939,458
Samsung Heavy Industries Co. Ltd.	Machinery	731,430	2,933,068
SK Corp.	Oil & Gas	183,880	1,747,206
SK Telecom Co. Ltd.	Wireless Telecommunication Services	4,530	773,646
			45,660,794
Taiwan 4.7%
Advantech Co. Ltd.	Computers & Peripherals	510,000	736,781
Asustek Computer Inc.	Computers & Peripherals	1,572,000	3,974,285
Avision Inc.	Computers & Peripherals	657,000	429,015
Chunghwa Telcom Co. Ltd.	Diversified Telecommunication Services	419,000	617,423
Delta Electronics Inc.	Electronic Equipment & Instruments	717,255	851,753

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON DEVELOPING MARKETS SECURITIES FUND

Statement of Investments, June 30, 2003 (unaudited) (cont.)

	INDUSTRY	SHARES	VALUE

Long Term Investments (cont.)
Taiwan (cont.)
Elan Microelectronics Corp.	Software	378,000	$318,914
International Bank of Taipei	Banks	268,000	120,023
Kinpo Electronics, Inc.	Office Electronics	218,900	106,888
[a]Mega Financial Holdings Co. Ltd.	Banks	1,432,484	674,646
Phoenixtec Power Co. Ltd.	Electrical Equipment	1,254,000	1,054,360
Sinopac Holdings Co Banks	Banks	6,634,708	2,424,994
[a]Sunplus Technology Co. Ltd.	Semiconductors & Semiconductor Equipment	1,620,000	2,106,328
Taiwan Cellular Corp.	Wireless Telecommunication Services	1,045,060	757,903
Tsann Kuen Enterprise Co., Ltd.	Household Durables	330,000	424,299
UNI-President Enterprises Corp.	Food Products	2,099,600	646,077
Yuanta Core Pacific Securities Co.	Diversified Financials	1,753,000	916,767
			16,160,456
Thailand 2.6%
Delta Electronics (Thailand) Public Co. Ltd.	Electronic Equipment & Instruments	355,000	240,664
Electricity Generating Public Co. Ltd., fgn.	Electric Utilities	302,800	406,951
Hana Microelectronics Co. Ltd., fgn.	Electronic Equipment & Instruments	217,000	503,787
National Finance Public Co. Ltd., fgn.	Consumer Finance	1,023,700	367,694
PTT Exploration & Production Public Co. Ltd., fgn.	Oil & Gas	1,009,900	3,922,851
PTT Public Co. Ltd., fgn.	Oil & Gas	311,500	518,673
Shin Corporation Public Co. Ltd., fgn.	Wireless Telecommunication Services	6,307,000	2,850,452
[a]Telecomasia Corp. Public Co. Ltd., purch. rts.	Diversified Telecommunication Services	344,616	—
[a]Tisco Finance	Consumer Finance	30,000	17,055
			8,828,127
Turkey 5.8%
Akbank	Banks	2,748,328,250	8,141,758
Arcelik AS, Br.	Household Durables	1,379,096,400	4,815,046
Migros Turk T.A.S.	Food & Drug Retailing	178,149,000	1,771,752
Tupras-Turkiye Petrol Rafineleri AS.	Oil & Gas	781,213,000	5,152,069
			19,880,625
Total Long Term Investments (Cost $312,600,479)			335,119,526

		PRINCIPAL AMOUNT
Short Term Investments (Cost $7,642,600) 2.2%
U.S. Treasury Bill, .80% to 1.11%, 7/24/03—9/25/03		$7,657,000	7,645,151
Total Investments (Cost $320,243,079) 100.2%			342,764,677
Other Assets, less Liabilities (.2)%			(709,337)
Net Assets 100.0%			$342,055,340

aNon-income producing

bSee Note 12 regarding other considerations.

TD-10 See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON DEVELOPING MARKETS SECURITIES FUND

Financial Statements

Statement of Assets and Liabilities

June 30, 2003 (unaudited)

Assets:
Investments in securities:
Cost	$320,243,079

Value	342,764,677
Cash	5,948
Foreign currency, at value (cost $309,799)	309,520
Receivables:
Investment securities sold	95,381
Capital shares sold	524,459
Dividends	1,361,769

Total assets	345,061,754

Liabilities:
Payables:
Investment securities purchased	2,248,743
Capital shares redeemed	111,406
Affiliates	429,631
Custodian fees	181,182
Other liabilities	35,452

Total liabilities	3,006,414

Net assets, at value	$342,055,340

Net assets consist of:
Undistributed net investment income	$4,069,371
Net unrealized appreciation (depreciation)	22,513,160
Accumulated net realized gain (loss)	(221,178,909)
Capital shares	536,651,718

Net assets, at value	$342,055,340

Class 1:
Net assets, at value	$250,262,281

Shares outstanding	46,798,740

Net asset value and offering price per share	$5.35

Class 2:
Net assets, at value	$91,793,059

Shares outstanding	17,248,955

Net asset value and offering price per share	$5.32

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON DEVELOPING MARKETS SECURITIES FUND

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2003 (unaudited)

Investment income:
(net of foreign taxes and fees of $755,861)
Dividends	$8,036,994
Interest	39,653

Total investment income	8,076,647

Expenses:
Management fees (Note 3)	1,915,860
Administrative fees (Note 3)	221,789
Distribution fees - Class 2 (Note 3)	102,942
Transfer agent fees	1,836
Custodian fees	170,149
Reports to shareholders	85,307
Professional fees	13,733
Trustees’ fees and expenses	1,921
Other	11,485

Total expenses	2,525,022

Net investment income	5,551,625

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	(1,476,553)
Foreign currency transactions	(315,400)

Net realized gain (loss)	(1,791,953)

Net unrealized appreciation (depreciation) on:
Investments	41,081,467
Translation of assets and liabilities denominated in foreign currencies	(3,220)

Net unrealized appreciation (depreciation)	41,078,247

Net realized and unrealized gain (loss)	39,286,294

Net increase (decrease) in net assets resulting from operations	$44,837,919

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON DEVELOPING MARKETS SECURITIES FUND

Financial Statements (continued)

Statements of Changes in Net Assets

for the six months ended June 30, 2003 (unaudited)

and the year ended December 31, 2002

	Six Months Ended June 30, 2003	Year Ended December 31, 2002
Increase (decrease) in net assets:
Operations:
Net investment income	$5,551,625	$4,455,928
Net realized gain (loss) from investments and foreign currency transactions	(1,791,953)	(9,268,738)
Net unrealized appreciation (depreciation) on investments and translations of assets and liabilities denominated in foreign currencies	41,078,247	6,877,309

Net increase (decrease) in net assets resulting from operations	44,837,919	2,064,499
Distributions to shareholders from:
Net investment income:
Class 1	(3,521,009)	(3,878,945)
Class 2	(1,092,998)	(1,149,535)

Total distributions to shareholders	(4,614,007)	(5,028,480)
Capital share transactions: (Note 2)
Class 1	(4,314,222)	(12,115,583)
Class 2	(259,700)	17,115,195

Total capital share transactions	(4,573,922)	4,999,612
Net increase (decrease) in net assets	35,649,990	2,035,631
Net assets:
Beginning of period	306,405,350	304,369,719

End of period	$342,055,340	$306,405,350

Undistributed net investment income included in net assets:
End of period	$4,069,371	$3,131,753

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON DEVELOPING MARKETS SECURITIES FUND

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of twenty-two series (the Funds). Templeton Developing Markets Securities Fund (the Fund) included in this report is diversified. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. The Fund’s investment objective is capital growth.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the last reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Foreign Currency Contracts

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. Realized and unrealized gains and losses are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counter parties to fulfill their obligations under the contracts.

d. Income Taxes

No provision has been made for income taxes because the Fund’s policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON DEVELOPING MARKETS SECURITIES FUND

Notes to Financial Statements (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (cont.)

e. Security Transactions, Investment Income, Expenses and Distributions (cont)

Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

f. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

The Fund offers two classes of shares: Class 1 and Class 2. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At June 30, 2003, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Fund’s shares were as follows:

	Period Ended June 30, 2003		Year Ended December 31, 2002

	Shares	Amount	Shares	Amount

Class 1 Shares:
Shares sold	3,704,837	$17,884,760	20,100,040	$96,134,388
Shares issued in reinvestment of distributions	652,039	3,521,009	751,734	3,878,945
Shares redeemed	(5,390,924)	(25,719,991)	(23,322,593)	(112,128,916)

Net increase (decrease)	(1,034,048)	$(4,314,222)	(2,470,819)	$(12,115,583)

Class 2 Shares:
Shares sold	15,576,380	$74,420,750	65,809,894	$323,925,644
Shares issued in reinvestment of distributions	198,398	1,092,998	223,645	1,149,535
Shares redeemed	(15,788,263)	(75,773,448)	(62,244,002)	(307,959,984)

Net increase (decrease)	(13,485)	$(259,700)	3,789,537	$17,115,195

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON DEVELOPING MARKETS SECURITIES FUND

Notes to Financial Statements (continued)

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of the following entities:

Entity	Affiliation

Franklin Templeton Services LLC (FT Services)	Administrative manager
Templeton Asset Management Ltd. (TAML)	Investment manager
Franklin/Templeton Distributors Inc. (Distributors)	Principal underwriter
Franklin/Templeton Investor Services LLC (Investor Services)	Transfer agent

The Fund pays an investment management fee to TAML of 1.25% per year of the average daily net assets of the Fund.

The Fund pays an administrative fee to FT Services based on the average net assets of the Fund as follows:

Annualized Fee Rate	Daily Net Assets

.15%	First $200 million
.135%	Over $200 million, up to and including $700 million
.10%	Over $700 million, up to and including $1.2 billion

Fees are further reduced on net assets over $1.2 billion.

The Fund reimburses Distributors up to .25% per year of its average daily net assets of Class 2 shares for costs incurred in marketing the Fund’s shares.

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. INCOME TAXES

At December 31, 2002, the Fund had tax basis capital losses, which may be carried over to offset future capital gains. Such losses expire as follows:

Capital loss carryovers expiring in:
2006	$37,259,962
2007	91,657,992
2009	62,323,035
2010	24,165,498

$215,406,487

At December 31, 2002, the Fund had deferred capital losses and deferred currency losses of $1,289,564 and $121,846 respectively, occurring subsequent to October 31, 2002. For tax purposes, such losses will be reflected in the year ending December 31, 2003.

Net investment income and net realized gains (losses) differ for financial statements and tax purposes primarily due to differing treatments of wash sales, passive foreign investment company shares and foreign currency transactions.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON DEVELOPING MARKETS SECURITIES FUND

Notes to Financial Statements (continued)

4. INCOME TAXES (cont.)

At June 30, 2003, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes was as follows:

Investments at cost	$324,144,362

Unrealized appreciation	45,363,177
Unrealized depreciation	(26,742,862)

Net unrealized appreciation (depreciation)	$18,620,315

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended June 30, 2003 aggregated $58,371,866 and $60,636,626, respectively.

6. OTHER CONSIDERATIONS

TAML, as the Fund’s manager, may serve as a member on the board of directors of certain companies in which the Fund invests and/or may represent the Fund in certain corporate negotiations. Currently, the Manager serves in one or more of these capacities for Lukoil Holdings. As a result of this involvement, the Manager may be in possession of certain material non-public information which, pursuant to the Fund’s policies and the requirements of the federal securities laws, could prevent the Fund from trading in the securities of such companies for limited or extended periods of time.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON DEVELOPING MARKETS SECURITIES FUND

Tax Designation (unaudited)

At December 31, 2002, more than 50% of the Fund’s total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from dividends paid to the Fund on these investments. As shown in the table below the Fund hereby designates to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Internal Revenue Code. This designation will allow shareholders of record on June 19, 2003, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following table provides a breakdown by country of foreign taxes paid and foreign source income as designated by the Fund, to Class 1 and Class 2 shareholders.

	Class 1		Class 2
Country	Foreign Tax Paid Per Share	Foreign Source Income Per Share	Foreign Tax Paid Per Share	Foreign Source Income Per Share

Austria	0.0008	0.0030	0.0008	0.0027
Brazil	0.0031	0.0128	0.0031	0.0115
China	0.0000	0.0049	0.0000	0.0044
Croatia	0.0000	0.0004	0.0000	0.0004
Czech Republic	0.0004	0.0014	0.0004	0.0013
Egypt	0.0000	0.0017	0.0000	0.0016
Estonia	0.0001	0.0003	0.0001	0.0002
Greece	0.0000	0.0005	0.0000	0.0004
Hong Kong	0.0000	0.0080	0.0000	0.0072
Hungary	0.0003	0.0009	0.0003	0.0008
India	0.0007	0.0032	0.0007	0.0029
Indonesia	0.0018	0.0067	0.0018	0.0060
Malaysia	0.0004	0.0008	0.0004	0.0007
Mexico	0.0000	0.0091	0.0000	0.0081
Peru	0.0000	0.0001	0.0000	0.0001
Philippines	0.0005	0.0010	0.0005	0.0009
Poland	0.0001	0.0003	0.0001	0.0002
Russia	0.0005	0.0022	0.0005	0.0020
Singapore	0.0017	0.0068	0.0017	0.0061
Slovak Republic	0.0001	0.0003	0.0001	0.0003
South Africa	0.0004	0.0251	0.0004	0.0226
South Korea	0.0007	0.0023	0.0007	0.0020
Taiwan	0.0030	0.0049	0.0030	0.0044
Thailand	0.0002	0.0019	0.0002	0.0017
Turkey	0.0004	0.0017	0.0004	0.0015

TOTAL	$0.0152	$0.1003	$0.0152	$0.0900

TEMPLETON FOREIGN SECURITIES FUND

Fund Goal and Primary Investments: Templeton Foreign Securities Fund seeks long-term capital growth. The Fund invests primarily in investments of issuers located outside the U.S., including those in emerging markets.

This semiannual report for Templeton Foreign Securities Fund covers the period ended June 30, 2003. Many global equity markets began the year with an early-January rally but sank for the remainder of first quarter 2003 as investors appeared to worry first about a potential Iraq war and then about the conflict’s pace and consequences. Additionally, the severe acute respiratory syndrome (SARS) outbreak contributed to a late first-quarter decline in some Asian markets. The end of major military action in Iraq and an apparent slowing of the SARS outbreak seemed to brighten investor perceptions. Economically sensitive stocks such as cyclicals, financials and technology rose in the second quarter.

Templeton Foreign Securities Fund – Class 2 posted a +7.58% six-month cumulative total return.1 The Fund’s benchmark, the Morgan Stanley Capital International Europe Australasia Far East (MSCI EAFE) Index, returned 9.85% during the same time.2 The Fund remained overweighted relative to its benchmark in economically sensitive industries, including materials, industrials and telecommunications, and underweighted in information technology and consumer staples.

From a sector standpoint, several financial (UBS, Rodamco Europe and San Paolo-IMI), information technology (Check Point Software Technologies and ASM Pacific Technology) and utilities (Endesa, E.On and Iberdrola) stocks contributed to Fund performance. Conversely, some materials (UPM-Kymmene and Akzo Nobel) and consumer staples (Unilever and J.Sainsbury) shares negatively impacted the Fund.

New holdings included Swiss global staffing services provider Adecco, Swiss bank UBS, Korean steel producer POSCO and several U.K.-based companies: food manufacturer Cadbury Schweppes, oil producer BP, bank Abbey National, and drug makers GlaxoSmithKline and CellTech

1. Ongoing market volatility can significantly affect short-term performance; recent returns may differ. Performance reflects the Fund’s Class 2 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

2. Source: Standard & Poor’s Micropal. The MSCI EAFE Index is market capitalization-weighted and measures total returns of equity securities in developed markets in Europe, Australasia and the Far East. The index is unmanaged and includes reinvested distributions. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio.

Group. We added to a handful of existing holdings such as Aventis, Swiss Reinsurance, Satyam Computers Services, China Mobile and UPM-Kymmene. Notable sales during the period included SAP, Komatsu, Marks & Spencer Group and P&O Princess Cruises.

Our team of more than 30 analysts searches global markets looking for out-of-favor securities trading at depressed levels relative to long-term “normalized” earnings. To us, normalized represents what a company can earn in the middle of a typical economic cycle and requires us to attempt to forecast earnings, cash flow and balance sheets five years forward. We then purchase stocks we consider cheap on a five-year basis and on average hold them for the same period. By seeking out-of-favor securities trading at low valuations and working to maintain a diversified portfolio, we are attempting to reduce volatility while positioning the Fund for strong long-term performance.

This discussion reflects our analysis, opinions and portfolio holdings as of June 30, 2003, the end of the reporting period. Our strategies and the Fund’s portfolio composition will change depending on market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the advisor makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Top 10 Holdings

Templeton Foreign Securities Fund

6/30/03

Company Sector/Industry, Country	% of Total Net Assets

Samsung Electronics Co. Ltd.	2.0%
Semiconductors & Semiconductor Equipment, South Korea

BCE Inc.	1.6%
Diversified Telecommunication Services, Canada

Swiss Reinsurance Co.	1.6%
Insurance, Switzerland

Eni SpA	1.6%
Oil & Gas, Italy

Cheung Kong Holdings Ltd.	1.6%
Real Estate, Hong Kong

Volkswagen AG, ord. & pfd.	1.6%
Automobiles, Germany

Aventis SA	1.5%
Pharmaceuticals, France

Repsol YPF SA	1.5%
Oil & Gas, Spain

Telefonica SA, ADR	1.5%
Diversified Telecommunication Services, Spain

Shell Transport & Trading Co. PLC	1.4%
Oil & Gas, U.K.

The dollar value, number of shares or principal amount, and complete legal titles of all portfolio holdings are listed in the Fund’s Statement of Investments.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON FOREIGN SECURITIES FUND

Financial Highlightsa

	Class 1
	Six Months Ended June 30, 2003 (unaudited)		Year Ended December 31
			2002	2001	2000	1999	1998

Per share operating performance
(For a share outstanding throughout the period)

Net asset value, beginning of period	$9.51		$11.85	$18.78	$22.25	$20.69	$20.18

Income from investment operations:
Net investment income[b]	.16		.22	.23	.40	.33	.60
Net realized and unrealized gains (losses)	.59		(2.37)	(5.23)	(.95)	3.78	1.29

Total from investment operations	.75		(2.15)	(5.00)	(.55)	4.11	1.89

Less distributions from:
Net investment income	(.20)		(.19)	(.26)	(.43)	(.57)	(.49)
Net realized gains	—		—	(1.67)	(2.49)	(1.98)	(.89)

Total distributions	(.20)		(.19)	(1.93)	(2.92)	(2.55)	(1.38)

Net asset value, end of period	$10.06		$9.51	$11.85	$18.78	$22.25	$20.69

Total return[c]	7.69%		(18.40)%	(15.75)%	(2.19)%	23.61%	9.33%

Ratios/supplemental data
Net assets, end of period (000’s)	$400,951		$397,420	$565,220	$776,495	$1,056,798	$980,470
Ratios to average net assets:
Expenses	.88%	[d]	.88%	.90%	.87%	.85%	.86%
Net investment income	3.45%	[d]	1.97%	1.59%	2.08%	1.69%	2.81%
Portfolio turnover rate	10.00%		28.12%	20.00%	32.81%	30.04%	29.56%

[a]Financial highlights presented reflect historical financial information from Templeton Variable Products Series Fund (TVP) - Templeton International Fund as a result of a merger May 1, 2000.

bBased on average shares outstanding effective year ended December 31, 1999.

[c]Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
[d]Annualized

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON FOREIGN SECURITIES FUND

Financial Highlightsa (continued)

	Class 2
	Six Months Ended June 30, 2003 (unaudited)		Year Ended December 31
			2002	2001	2000	1999	1998

Per share operating performance
(For a share outstanding throughout the period)

Net asset value, beginning of period	$ 9.42		$ 11.74	$ 18.67	$ 22.13	$ 20.61	$ 20.14

Income from investment operations:
Net investment income[b]	.15		.17	.18	.31	.25	.59
Net realized and unrealized gains (losses)	.57		(2.32)	(5.21)	(.90)	3.78	1.25

Total from investment operations	.72		(2.15)	(5.03)	(.59)	4.03	1.84

Less distributions from:
Net investment income	(.18)		(.17)	(.23)	(.38)	(.53)	(.48)
Net realized gains	—		—	(1.67)	(2.49)	(1.98)	(.89)

Total distributions	(.18)		(.17)	(1.90)	(2.87)	(2.51)	(1.37)

Net asset value, end of period	$ 9.96		$ 9.42	$ 11.74	$ 18.67	$ 22.13	$ 20.61

Total return[c]	7.58%		(18.56)%	(15.99)%	(2.38)%	23.23%	9.08%

Ratios/supplemental data
Net assets, end of period (000’s)	$397,059		$299,760	$225,505	$187,115	$101,365	$39,886
Ratios to average net assets:
Expenses	1.13%	[d]	1.13%	1.15%	1.12%	1.10%	1.11%
Net investment income	3.20%	[d]	1.72%	1.32%	1.66%	1.26%	2.69%
Portfolio turnover rate	10.00%		28.12%	20.00%	32.81%	30.04%	29.56%

aFinancial highlights presented reflect historical financial information from Templeton Variable Products Series Fund (TVP) - Templeton International Fund as a result of a merger May 1, 2000.

bBased on average shares outstanding effective year ended December 31, 1999.

cTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

dAnnualized

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON FOREIGN SECURITIES FUND

Statement of Investments, June 30, 2003 (unaudited)

	COUNTRY	SHARES	VALUE

Common Stocks 85.2%
Aerospace & Defense 1.0%
BAE Systems PLC	United Kingdom	3,544,411	$8,334,492

Air Freight & Couriers 1.2%
Deutsche Post AG	Germany	677,613	9,882,391

Auto Components 3.3%
Autoliv Inc., SDR	Sweden	393,611	10,596,340
Denso Corp.	Japan	323,000	5,119,042
Michelin SA, B	France	266,820	10,417,749

			26,133,131

Automobiles 1.0%
Volkswagen AG	Germany	181,815	7,641,654

Banks 7.3%
Abbey National PLC	United Kingdom	628,800	4,881,939
DBS Group Holdings Ltd.	Singapore	662,000	3,872,005
DBS Group Holdings Ltd., 144A	Singapore	650,000	3,801,817
HSBC Holdings PLC	Hong Kong	147,855	1,753,825
Kookmin Bank, ADR	South Korea	255,330	7,723,732
Lloyds TSB Group PLC	United Kingdom	1,387,500	9,850,858
Nordea AB, FDR	Sweden	2,135,083	10,322,228
San Paolo-IMI SpA	Italy	804,000	7,469,322
UBS AG	Switzerland	161,000	8,956,000

			58,631,726

Biotechnology .4%
[a]CellTech Group PLC	United Kingdom	630,000	3,565,783

Chemicals 2.8%
Akzo Nobel NV	Netherlands	329,003	8,719,915
BASF AG	Germany	132,069	5,619,086
Bayer AG, Br.	Germany	333,400	7,695,525

			22,034,526

Commercial Services & Supplies 1.2%
Adecco SA	Switzerland	136,300	5,614,809
Chubb PLC	United Kingdom	2,724,071	3,393,795
Societe BIC SA	France	23,250	905,106

			9,913,710

Computers & Peripherals .7%
[a]NEC Corp.	Japan	1,058,000	5,286,696

Construction Materials .9%
Cemex SA, ADR	Mexico	315,900	7,041,411

Diversified Financials 4.0%
Housing Development Finance Corp. Ltd.	India	41,040	361,341
ING Groep NV	Netherlands	450,610	7,829,181
Nomura Holdings Inc	Japan	525,730	6,672,601
Rodamco Europe NV	Netherlands	164,000	8,582,217
Swire Pacific Ltd., B	Hong Kong	12,648,627	8,839,919

			32,285,259

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON FOREIGN SECURITIES FUND

Statement of Investments, June 30, 2003 (unaudited) (cont.)

	COUNTRY	SHARES	VALUE

Common Stocks (cont.)
Diversified Telecommunication Services 7.7%
BCE Inc	Canada	572,460	$13,086,004
KT Corp., ADR	South Korea	420,880	8,295,545
Nippon Telegraph & Telephone Corp.	Japan	2,248	8,817,889
Telecom Corp. of New Zealand Ltd	New Zealand	2,964,626	9,094,743
Telefonica SA, ADR	Spain	333,413	11,676,457
Telefonos de Mexico SA de CV (Telmex), L, ADR	Mexico	333,129	10,466,913

			61,437,551

Electric Utilities 4.6%
E.On AG	Germany	142,653	7,314,404
Endesa SA	Spain	547,398	9,165,102
Hong Kong Electric Holdings Ltd	Hong Kong	1,800,000	7,063,214
Iberdrola SA, Br	Spain	528,222	9,147,332
Korea Electric Power Corp.	South Korea	250,000	3,955,630

			36,645,682

Electrical Equipment .5%
Kidde PLC	United Kingdom	2,724,071	3,820,829

Electronic Equipment & Instruments .8%
Hitachi Ltd.	Japan	1,494,867	6,336,767

Energy Equipment & Services .7%
IHC Caland NV	Netherlands	115,874	5,916,053

Food & Drug Retailing 1.0%
J.Sainsbury PLC	United Kingdom	1,830,860	7,673,775

Food Products 2.7%
Cadbury Schweppes PLC	United Kingdom	1,300,000	7,679,741
Nestle SA	Switzerland	39,390	8,127,795
Unilever PLC	United Kingdom	728,934	5,803,711

			21,611,247

Health Care Equipment & Supplies .9%
Amersham PLC	United Kingdom	918,222	7,187,125

Health Care Providers & Services .8%
Mayne Group Ltd.	Australia	3,390,208	6,229,785

Household Durables 2.4%
Koninklijke Philips Electronics NV	Netherlands	576,739	10,967,717
Sony Corp.	Japan	281,434	7,922,107

			18,889,824

Industrial Conglomerates 2.3%
Hutchison Whampoa Ltd.	Hong Kong	1,369,000	8,338,837
Smiths Group PLC	United Kingdom	837,500	9,715,392

			18,054,229

Insurance 7.2%
Ace Ltd.	Bermuda	269,803	9,251,545
AXA SA	France	479,792	7,443,633
AXA SA, 144A	France	40,480	628,018
Sampo OYJ, A	Finland	1,292,550	9,484,726

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON FOREIGN SECURITIES FUND

Statement of Investments, June 30, 2003 (unaudited) (cont.)

	COUNTRY	SHARES	VALUE

Common Stocks (cont.)
Insurance (cont.)
Sompo Japan Insurance Inc.	Japan	1,700,000	$9,273,371
Swiss Reinsurance Co.	Switzerland	235,318	13,037,995
XL Capital Ltd., A	Bermuda	99,328	8,244,224

			57,363,512

IT Consulting & Services .4%
Satyam Computers Services Ltd.	India	691,000	2,860,208
Satyam Computers Services Ltd., ADR	India	14,000	139,020

			2,999,228

Machinery 1.3%
Volvo AB, B	Sweden	491,704	10,810,799

Media 2.7%
Reuters Group PLC	United Kingdom	1,842,300	5,342,886
United Business Media PLC	United Kingdom	1,173,940	5,869,603
Wolters Kluwer NV	Netherlands	380,280	4,585,317
WPP Group PLC	United Kingdom	777,150	6,091,422

			21,889,228

Metals & Mining 3.2%
Barrick Gold Corp.	Canada	330,494	5,835,180
BHP Billiton Ltd.	Australia	1,338,050	7,753,222
Pechiney SA, A	France	101,700	3,650,787
POSCO, ADR	South Korea	331,100	8,671,509

			25,910,698

Multi-Utilities .7%
Suez SA	France	354,000	5,634,340

Office Electronics .1%
[a]Seiko Epson Corp., 144A	Japan	14,800	440,025

Oil & Gas 6.6%
BP PLC	United Kingdom	1,291,820	8,958,389
Eni SpA	Italy	845,840	12,792,357
Repsol YPF SA	Spain	723,515	11,731,643
Shell Transport & Trading Co. PLC	United Kingdom	1,679,653	11,086,636
Total SA, B	France	54,077	8,172,315

			52,741,340

Paper & Forest Products 1.9%
Stora Enso OYJ, R	Finland	671,830	7,427,523
UPM-Kymmene Corp.	Finland	544,084	7,941,236

			15,368,759

Pharmaceuticals 5.5%
Aventis SA	France	215,048	11,831,455
GlaxoSmithKline PLC	United Kingdom	382,000	7,709,213
Merck KGAA	Germany	316,710	9,096,034
Ono Pharmaceutical Co. Ltd.	Japan	299,000	9,263,211
[a]Shire Pharmaceuticals Group PLC	United Kingdom	928,000	6,125,311

			44,025,224

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON FOREIGN SECURITIES FUND

Statement of Investments, June 30, 2003 (unaudited) (cont.)

	COUNTRY	SHARES	VALUE

Common Stocks (cont.)
Real Estate 1.6%
Cheung Kong Holdings Ltd.	Hong Kong	2,086,137	$12,546,543

Road & Rail 1.6%
East Japan Railway Co.	Japan	1,100	4,891,942
Stagecoach Group PLC	United Kingdom	7,770,827	7,950,220

			12,842,162

Semiconductors & Semiconductor Equipment 2.6%
ASM Pacific Technology Ltd.	Hong Kong	252,500	738,252
Samsung Electronics Co. Ltd.	South Korea	54,850	16,301,172
[a]Taiwan Semiconductor Manufacturing Co.	Taiwan	2,310,000	3,804,392

			20,843,816

Software .7%
[a]Check Point Software Technologies Ltd.	Israel	268,550	5,250,152

Wireless Telecommunication Services .9%
China Mobile (Hong Kong) Ltd., fgn.	China	2,932,000	6,918,154

Total Common Stocks (Cost $706,709,235)			680,137,626

Preferred Stocks 1.1%
Cia Vale do Rio Doce, A, ADR, pfd.	Brazil	132,792	3,684,978
Petroleo Brasileiro SA, ADR, pfd.	Brazil	11,400	202,275
Volkswagen AG, pfd.	Germany	160,254	4,747,940

Total Preferred Stocks (Cost $8,253,604)			8,635,193

Total Long Term Investments (Cost $714,962,839)			688,772,819

Short Term Investment (Cost $95,384,556) 12.0%
[b]Franklin Institutional Fiduciary Trust Money Market Portfolio	United States	95,384,556	95,384,556

Total Investments (Cost $810,347,395) 98.3%			784,157,375
Other Assets, less Liabilities 1.7%			13,853,423

Net Assets 100.0%			$798,010,798

aNon-income producing

bSee Note 6 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio.

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON FOREIGN SECURITIES FUND

Financial Statements

Statement of Assets and Liabilities

June 30, 2003 (unaudited)

Assets:
Investments in securities:
Cost	$810,347,395

Value	784,157,375
Cash	47,677
Foreign currency, at value (cost $7,992,920)	7,956,225
Receivables:
Investment securities sold	258,601
Capital shares sold	4,676,989
Dividends and interest	2,200,268

Total Assets	799,297,135

Liabilities:
Payables:
Capital shares redeemed	466,283
Affiliates	674,233
Custodian fees	123,495
Other liabilities	22,326

Total liabilities	1,286,337

Net assets, at value	$798,010,798

Net assets consist of:
Undistributed net investment income	$11,744,784
Net unrealized appreciation (depreciation)	(26,107,345)
Accumulated net realized gain (loss)	(145,846,202)
Capital shares	958,219,561

Net assets, at value	$798,010,798

Class 1:
Net assets, at value	$400,951,426

Shares outstanding	39,872,643

Net asset value and offering price per share	$10.06

Class 2:
Net assets, at value	$397,059,372

Shares outstanding	39,861,395

Net asset value and offering price per share	$9.96

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON FOREIGN SECURITIES FUND

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2003 (unaudited)

Investment income:
(net of foreign taxes and fees of $1,985,797)
Dividends	$15,349,660
Interest	6,912

Total investment income	15,356,572

Expenses:
Management fees (Note 3)	2,339,833
Administrative fees (Note 3)	488,653
Distribution fees - Class 2 (Note 3)	413,329
Custodian fees	111,378
Reports to shareholders	150,640
Other	38,888

Total expenses	3,542,721

Net investment income	11,813,851

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	(30,456,675)
Foreign currency transactions	98,471

Net realized gain (loss)	(30,358,204)
Net unrealized appreciation (depreciation) on:
Investments	76,827,320
Translation of assets and liabilities denominated in foreign currencies	10,521
Deferred taxes (Note 1f)	45,801

Net unrealized appreciation (depreciation)	76,883,642

Net realized and unrealized gain (loss)	46,525,438

Net increase (decrease) in net assets resulting from operations	$58,339,289

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON FOREIGN SECURITIES FUND

Financial Statements (continued)

Statements of Changes in Net Assets

for the six months ended June 30, 2003 (unaudited)

and the year ended December 31, 2002

	Six Months Ended June 30, 2003	Year Ended December 31, 2002
Increase (decrease) in net assets:
Operations:
Net investment income	$11,813,851	$14,225,614
Net realized gain (loss) from investments and foreign currency transactions	(30,358,204)	(89,762,160)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies, and deferred taxes	76,883,642	(61,179,717)

Net increase (decrease) in net assets resulting from operations	58,339,289	(136,716,263)
Distributions to shareholders from:
Net investment income:
Class 1	(7,698,069)	(8,763,684)
Class 2	(6,848,227)	(4,308,628)

Total distributions to shareholders	(14,546,296)	(13,072,312)
Capital share transactions: (Note 2)
Class 1	(17,074,294)	(64,156,384)
Class 2	74,112,647	120,399,514

Total capital share transactions	57,038,353	56,243,130
Net increase (decrease) in net assets	100,831,346	(93,545,445)
Net assets:
Beginning of period	697,179,452	790,724,897

End of period	$798,010,798	$697,179,452

Undistributed net investment income included in net assets:
End of period	$11,744,784	$14,477,229

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON FOREIGN SECURITIES FUND

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company consisting of twenty-two series (the Funds). Templeton Foreign Securities Fund (the Fund) included in this report is diversified. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. The Fund’s investment objective is capital growth.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the last reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Foreign Currency Contracts

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

d. Income Taxes

No provision has been made for income taxes because the Fund’s policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON FOREIGN SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (cont.)

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

f. Deferred Taxes

Deferred taxes are recorded for estimated tax liabilities inherent in each Funds’ portfolio securities which may arise from subsequent sales of those securities and corresponding asset repatriations from countries that impose such taxes.

g. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

h. Guarantees and Indemnifications

Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

The Fund offers two classes of shares: Class 1 and Class 2. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At June 30, 2003, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2003		Year Ended December 31, 2002

Class 1 Shares:	Shares	Amount	Shares	Amount

Shares sold	2,404,219	$22,939,482	16,717,042	$179,100,108
Shares issued on merger[a]	—	—	1,133,785	13,775,492
Shares issued in reinvestment of distributions	745,937	7,698,069	754,190	8,763,684
Shares redeemed	(5,046,434)	(47,711,845)	(24,542,240)	(265,795,668)

Net increase (decrease)	(1,896,278)	$(17,074,294)	(5,937,223)	$(64,156,384)

Class 2 Shares:
Shares sold	45,033,582	$417,280,755	160,323,831	$1,703,285,592
Shares issued on merger[a]	—	—	1,702,025	20,475,362
Shares issued in reinvestment of distributions	669,785	6,848,227	374,013	4,308,628
Shares redeemed	(37,674,703)	(350,016,335)	(149,780,718)	(1,607,670,068)

Net increase (decrease)	8,028,664	$74,112,647	12,619,151	$120,399,514

[a]On May 1, 2002, the Fund acquired the net assets of Templeton International Smaller Companies Fund in a taxable exchange pursuant to a plan of reorganization approved by the Templeton International Smaller Companies Fund shareholders.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON FOREIGN SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of the following entities:

Entity	Affiliation

Franklin Templeton Services, LLC (FT Services)	Administrative manager
Templeton Investment Counsel LLC (TIC)	Investment manager
Franklin/Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin/Templeton Investor Services, LLC (Investor Services)	Transfer agent

The Fund pays an investment management fee to TIC based on the average net assets of the Fund as follows:

Annualized Fee Rate	Daily Net Assets

.75%	First $200 million
.675%	Over $200 million, up to and including $1.3 billion
.60%	Over $1.3 billion

The Fund pays a business management fee to FT Services based on the average net assets of the Fund as follows:

Annualized Fee Rate	Daily Net Assets

.15%	First $200 million
.135%	Over $200 million, up to and including $700 million
.10%	Over $700 million, up to and including $1.2 billion

Fees are further reduced on net assets over $1.2 billion.

The Fund reimburses Distributors up to .25% per year of its average daily net assets of Class 2, for costs incurred in marketing the Fund’s shares.

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund.

4. INCOME TAXES

At December 31, 2002, the Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

Capital loss carryovers expiring in:
2009	$25,468,205
2010	54,671,097

$80,139,302

At December 31, 2002, the Fund has deferred capital losses occurring subsequent to October 31, 2002 of $35,348,694. For tax purposes, such losses will be reflected in the year ending December 31, 2003.

Net investment income and net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions and passive foreign investment company shares.

At June 30, 2003, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes of $810,381,385 was as follows:

Unrealized appreciation	$92,229,393
Unrealized depreciation	(118,453,403)

Net unrealized appreciation (depreciation)	$(26,224,010)

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON FOREIGN SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended June 30, 2003 aggregated $98,660,164 and $62,501,972, respectively.

6. INVESTMENT IN FRANKLIN INSTITUTIONAL FIDUCIARY MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Advisers or one of its affiliates. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management fees paid by the Sweep Money Fund. The Fund earned $369,987 of dividend income from investment in the Sweep Money Fund for the period ended June 30, 2003.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON FOREIGN SECURITIES FUND

Tax Designation (unaudited)

At December 31, 2002, more than 50% of the Fund’s total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from dividends paid to the Fund on these investments. As shown in the table below, the Fund hereby designates to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Internal Revenue Code. This designation will allow shareholders of record on June 19, 2003, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following table provides a breakdown by country of foreign source income and foreign taxes paid, as designated by the Fund, to Class 1 and Class 2 shareholders.

	Class 1		Class 2
Country	Foreign Tax Paid Per Share	Foreign Source Income Per Share	Foreign Tax Paid Per Share	Foreign Source Income Per Share

Australia	0.0002	0.0116	0.0002	0.0107
Bermuda	0.0000	0.0030	0.0000	0.0028
Brazil	0.0015	0.0090	0.0015	0.0083
Canada	0.0009	0.0046	0.0009	0.0042
Finland	0.0026	0.0127	0.0026	0.0117
France	0.0019	0.0098	0.0019	0.0090
Germany	0.0027	0.0153	0.0027	0.0141
Hong Kong	0.0002	0.0186	0.0002	0.0171
India	0.0001	0.0002	0.0001	0.0002
Italy	0.0022	0.0107	0.0022	0.0099
Japan	0.0013	0.0059	0.0013	0.0055
Mexico	0.0000	0.0040	0.0000	0.0037
Netherlands	0.0035	0.0167	0.0035	0.0154
New Zealand	0.0006	0.0031	0.0006	0.0028
Singapore	0.0005	0.0018	0.0005	0.0016
South Korea	0.0007	0.0030	0.0007	0.0028
Spain	0.0020	0.0095	0.0020	0.0088
Sweden	0.0016	0.0096	0.0016	0.0089
Switzerland	0.0008	0.0040	0.0008	0.0037
Taiwan	0.0003	0.0005	0.0003	0.0004
United Kingdom	0.0066	0.0648	0.0066	0.0597

Total	$0.0302	$0.2184	$0.0302	$0.2013

TEMPLETON GLOBAL ASSET ALLOCATION FUND

Fund Goal and Primary Investments: Templeton Global Asset Allocation Fund seeks high total return. The Fund will invest in equity securities of companies of any country, debt securities of companies and governments of any country, and in money market instruments. The Fund may invest in lower-rated “junk bonds.”

This semiannual report for Templeton Global Asset Allocation Fund covers the period ended June 30, 2003. Templeton Global Asset Allocation Fund – Class 2 posted a +11.35% cumulative total return for the six-months ended June 30, 2003.1 The Fund slightly underperformed the Morgan Stanley Capital International (MSCI) All Country (AC) World Free Index, which returned 11.63% during the same period. The Fund performed more favorably against the J.P. Morgan Global Government Bond Index (JPM GGBI), which returned 7.07%.2 At period-end, the Fund held 61.9% of its total net assets in equities, 34.6% in fixed income and 3.5% in short-term investments and other net assets.

Equity

Many global equity markets began the year with an early-January rally but sank for the remainder of first quarter 2003 as investors appeared to worry first about a potential Iraq war and then about the conflict’s pace and consequences. Additionally, the severe acute respiratory syndrome (SARS) outbreak contributed to a late first-quarter decline in some Asian markets. The end of major military action in Iraq and apparent slowing of the SARS outbreak seemed to brighten investor perceptions. Economically sensitive stocks such as cyclicals, financials and technology rose in the second quarter.

Our team of more than 30 analysts searches global markets looking for out-of-favor securities trading at depressed levels relative to long-term “normalized” earnings. To us, normalized represents what a company can earn in the middle of a typical economic cycle and requires us to

1. Ongoing market volatility can significantly affect short-term performance; recent returns may differ. Performance reflects the Fund’s Class 2 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would have been lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

2. Sources: Standard & Poor’s Micropal; J.P. Morgan. The MSCI AC World Free Index is market capitalization-weighted and measures total returns of equity securities available to foreign (non-local) investors in developed and emerging markets globally. The JPM GGBI tracks total returns of government bonds in developed countries globally. The bonds included in the index are weighted according to their market capitalization. The index is unhedged and expressed in terms of $US. The indexes are unmanaged and include reinvested distributions. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio.

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attempt to forecast earnings, cash flow and balance sheets five years forward. We then purchase stocks we consider cheap on a five-year basis and on average hold them for the same period. By purchasing out- of-favor securities trading at what we consider low valuations and maintaining a diversified portfolio, we are attempting to reduce volatility and position the Fund for strong long-term performance.

The Fund’s equity portion remained overweighted relative to its benchmark index in industrials, materials and telecommunications services, and underweighted in finance, health care and consumer staples. From a sector standpoint, several financial (Lloyds TSB Group, JP Morgan Chase and Riunione Adriatica di Sicurta), information technology (Synopsys and Check Point Software Technologies) and utilities (E.On and Endesa) stocks contributed to Fund performance. Conversely, some materials (Dow Chemical and Akzo Nobel) and consumer staples (Unilever and Kraft Foods) shares negatively impacted the Fund.

New holdings included Swiss global staffing services provider Adecco, Australian mining company BHP Billiton, Korean steel producer POSCO, insurer Swiss Reinsurance, and several U.S.-based companies: Dow Chemical, retailer Target, software company BMC Software and drug maker Abbott Laboratories. We added to a handful of existing holdings such as Aventis, Samsung Electronics, Koninklijke Philips Electronics and Cheung Kong Holdings. Notable sales during the period included Mattel, Autoliv, DNB Holding, Consol Energy and British Airways.

Fixed Income

Global bond markets generated positive returns as global disinflation and the slow pace of economies allowed most major central banks to reduce or maintain low interest rates. As a result, international yield curves shifted down during the period and most major global bond markets generated positive returns in local currency terms. The JPM GGBI, a benchmark index for global government bonds, rose 3.08% in local currency terms for the six months ended June 30, 2003. The index increased 7.07% in U.S. dollar terms because most major currencies appreciated relative to the U.S. dollar.2

Top 5 Country Holdings

Templeton Global Asset Allocation Fund

Based on Equity Securities

6/30/03

% of Total Net Assets

U.S.	13.1%

U.K.	8.2%

Germany	7.8%

France	7.1%

Sweden	6.9%

Top 5 Sectors/Industries

Templeton Global Asset Allocation Fund

Based on Equity Securities

6/30/03

% of Total Net Assets

Diversified Telecommunication Services	5.2%

Insurance	5.1%

Pharmaceuticals	4.7%

Oil & Gas	3.3%

Food Products	2.9%

The dollar value, number of shares or principal amount, and complete legal titles of all portfolio holdings are listed in the Fund’s Statement of Investments.

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The U.S. Federal Reserve Board (the Fed) reduced interest rates late in the period due to potential deflationary risks rather than risks to economic output growth. Accordingly, the U.S. Treasury yield curve shifted down, and the J.P. Morgan U.S. Government Bond Total Return Index, a benchmark index for U.S. Treasuries, posted a 4.00% return.3

The eurozone (the 12-country European Monetary Union or EMU) bond market posted positive returns, with the J.P. Morgan EMU Government Bond Index rising 4.18% in euro terms.4 The European Central Bank reduced the reference rate 75 basis points to 2.00% during the six-month period, reflecting increased growth risks and inflationary pressure abatement, particularly in Germany’s and France’s larger economies. As a result, the eurozone benchmark yield curve shifted down with some steepening across the curve. In developed Asia, the Japanese bond index eked out a positive gain in local currency terms but declined slightly in U.S. dollar terms due to a slight yen decline. The dollar-bloc bond markets of Australia, Canada and New Zealand were among the top performing during the period.

Emerging bond markets benefited during the reporting period from increased strategic investment flows to the asset class. The J.P. Morgan Emerging Markets Bond Index Global (EMBIG) increased 17.34% in U.S.-dollar terms during the period.5 Regionally, Latin American bond markets significantly outperformed non-Latin American bond markets such as eastern Europe and Asia, which also posted positive returns.

3. Source: J.P. Morgan. The J.P. Morgan U.S. Government Bond Total Return Index includes only actively traded fixed-rate bonds with a remaining maturity of one year or longer.

4. Source: J.P. Morgan. The J.P. Morgan EMU Government Bond Index is a euro-aggregated index weighted by market capitalization. The index includes only liquid bullet euro-denominated fixed-rate debt, which has been issued by participating governments. No callable, puttable or convertible features are allowed. Bonds must have at least 12 months remaining maturity. The EMU bond index is fully invested. All coupons received are immediately invested back into the entire index until the next index rebalancing.

5. Source: J.P. Morgan. The J.P. Morgan EMBIG (EMBIG) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging markets sovereign and quasi-sovereign entities: Brady bonds, loans and Eurobonds.

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Russia continued to outperform emerging debt markets, returning 21.52%.6 Our emerging market allocation added positively to the Fund’s performance for the six months under review, as emerging market country bonds generated a high level of income and capital gains.

6. Source: J.P. Morgan. J.P. Morgan country- and region-specific returns are derived from the  J.P. Morgan EMBIG.

This discussion reflects our analysis, opinions and portfolio holdings as of June 30, 2003, the end of the reporting period. Our strategies and the Fund’s portfolio composition will change depending on market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the advisor makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL ASSET ALLOCATION FUND

Financial Highlightsa

	Class 1
	Six Months Ended June 30, 2003 (unaudited)		Year Ended December 31,
			2002	2001	2000	1999	1998

Per share operating performance
(For a share outstanding throughout the period)

Net asset value, beginning of period	$ 14.59		$ 15.51	$ 19.22	$ 23.37	$ 22.46	$ 22.35

Income from investment operations:
Net investment income[b]	.25		.39	.38 [e]	.44	.44	.69
Net realized and unrealized gains (losses)	1.44		(1.01)	(2.16)[e]	(.45)	3.78	.75

Total from investment operations	1.69		(.62)	(1.78)	(.01)	4.22	1.44

Less distributions from:
Net investment income	(.45)		(.30)	(.26)	(.52)	(.50)	(.66)
Net realized gains	—		—	(1.67)	(3.62)	(2.81)	(.67)

Total distributions	(.45)		(.30)	(1.93)	(4.14)	(3.31)	(1.33)

Net asset value, end of period	$ 15.83		$ 14.59	$ 15.51	$ 19.22	$ 23.37	$ 22.46

Total return[c]	11.46%		(4.17)%	(9.72)%	.29%	22.86%	6.41%

Ratios/supplemental data
Net assets, end of period (000’s)	$462,963		$425,470	$501,074	$628,244	$671,549	$692,163
Ratios to average net assets:
Expenses	.83%	[d]	.81%	.81%	.81%	.74%	.78%
Net investment income	3.39%	[d]	2.56%	2.28% [e]	2.20%	2.06%	2.88%
Portfolio turnover rate	24.85%		27.27%	35.63%	30.32%	45.34%	43.18%

aFinancial highlights presented reflect historical financial information from Templeton Variable Products Series Fund (TVP) - Templeton Asset Allocation Fund as a result of a merger May 1, 2000.

bBased on average shares outstanding effective year ended December 31, 1999.

cTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

dAnnualized

eEffective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide of Investment Companies and began amortizing all premium and discount on fixed-income securities, as required. The effect of this change was as follows:

Net investment income (loss) per share	$(0.018)
Net realized and unrealized gains (losses) per share .	$0.018
Ratio of net investment income to average net assets	(.10)%

Per share data and ratios for prior periods have not been restated to reflect this change in accounting policy.

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL ASSET ALLOCATION FUND

Financial Highlightsa (continued)

	Class 2
	Six Months Ended June 30, 2003 (unaudited)		Year Ended December 31,
			2002	2001	2000	1999	1998

Per share operating performance
(For a share outstanding throughout the period)

Net asset value, beginning of period	$ 14.49		$ 15.41	$ 19.13	$ 23.27	$ 22.38	$ 22.32

Income from investment operations:
Net investment income[b]	.23		.34	.33 [e]	.37	.36	.63
Net realized and unrealized gains (losses)	1.42		(1.00)	(2.15)[e]	(.43)	3.80	.74

Total from investment operations	1.65		(.66)	(1.82)	(.06)	4.16	1.37

Less distributions from:
Net investment income	(.41)		(.26)	(.23)	(.46)	(.46)	(.64)
Net realized gains	—		—	(1.67)	(3.62)	(2.81)	(.67)

Total distributions	(.41)		(.26)	(1.90)	(4.08)	(3.27)	(1.31)

Net asset value, end of period	$ 15.73		$ 14.49	$ 15.41	$ 19.13	$ 23.27	$ 22.38

Total return[c]	11.35%		(4.39)%	(9.95)%	.04%	22.54%	6.10%

Ratios/supplemental data
Net assets, end of period (000’s)	$44,745		$39,926	$38,974	$32,346	$20,962	$15,763
Ratios to average net assets:
Expenses	1.08%	[d]	1.06%	1.06%	1.07%	.99%	1.03%
Net investment income	3.14%	[d]	2.31%	1.99% [e]	1.91%	1.71%	2.61%
Portfolio turnover rate	24.85%		27.27%	35.63%	30.32%	45.34%	43.18%

aFinancial highlights presented reflect historical financial information from Templeton Variable Products Series Fund (TVP) - Templeton Asset Allocation Fund as a result of a merger May 1, 2000.

bBased on average shares outstanding effective year ended December 31, 1999.

cTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

dAnnualized

eEffective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide of Investment Companies and began amortizing all premium and discount on fixed-income securities, as required. The effect of this change was as follows:

Net investment income (loss) per share	$(0.018)
Net realized and unrealized gains (losses) per share .	$ 0.018
Ratio of net investment income to average net assets	(.10)%

Per share data and ratios for prior periods have not been restated to reflect this change in accounting policy.

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See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL ASSET ALLOCATION FUND

Statement of Investments, June 30, 2003 (unaudited)

	COUNTRY	SHARES	VALUE

Common Stocks 60.7%
Aerospace & Defense 1.2%
BAE Systems PLC	United Kingdom	153,055	$359,901
Rolls-Royce Group PLC	United Kingdom	2,733,657	5,785,243

			6,145,144

Air Freight & Couriers 1.1%
Deutsche Post AG	Germany	382,790	5,582,656

Auto Components 1.6%
Autoliv Inc., SDR	Sweden	129,000	3,472,789
Valeo SA	France	140,790	4,882,647

			8,355,436

Automobiles 1.1%
Volkswagen AG	Germany	127,050	5,339,890

Banks 2.6%
DBS Group Holdings Ltd	Singapore	476,000	2,784,100
Kookmin Bank, ADR	South Korea	64,000	1,936,000
Lloyds TSB Group PLC	United Kingdom	343,900	2,441,593
Nordea AB, FDR	Sweden	955,960	4,621,664
UBS AG	Switzerland	29,200	1,624,318

			13,407,675

Chemicals 2.6%
Akzo Nobel NV	Netherlands	63,665	1,687,381
BASF AG	Germany	100,840	4,290,399
Bayer AG, Br	Germany	109,940	2,537,630
Dow Chemical Co	United States	156,500	4,845,240

			13,360,650

Commercial Services & Supplies 1.1%
Adecco SA	Switzerland	70,400	2,900,092
Chubb PLC	United Kingdom	1,581,900	1,970,817
R.R. Donnelley & Sons Co	United States	30,850	806,419

			5,677,328

Computers & Peripherals .7%
Hewlett-Packard Co	United States	79,559	1,694,606
[a]NEC Corp	Japan	319,000	1,594,004

			3,288,610

Diversified Financials 2.4%
ING Groep NV	Netherlands	312,632	5,431,865
Nomura Holdings Inc	Japan	244,600	3,104,479
Swire Pacific Ltd., A	Hong Kong	780,000	3,410,809

			11,947,153

Diversified Telecommunication Services 5.2%
Cable & Wireless PLC	United Kingdom	975,500	1,818,972
KT Corp., ADR	South Korea	208,260	4,104,804
Nippon Telegraph & Telephone Corp	Japan	1,152	4,518,776
Nippon Telegraph & Telephone Corp., ADR	Japan	5,680	112,464
Telecom Corp. of New Zealand Ltd	New Zealand	1,772,970	5,439,036

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL ASSET ALLOCATION FUND

Statement of Investments, June 30, 2003 (unaudited) (cont.)

	COUNTRY	SHARES	VALUE

Common Stocks (cont.)
Diversified Telecommunication Services (cont.)
Telefonica SA, ADR	Spain	154,799	$5,421,216
Telefonos de Mexico SA de CV (Telmex), L, ADR	Mexico	151,858	4,771,378

			26,186,646

Electric Utilities 1.6%
E.On AG	Germany	92,290	4,732,087
Endesa SA	Spain	122,000	2,042,650
Endesa SA, ADR	Spain	88,000	1,434,400

			8,209,137

Electrical Equipment .4%
Kidde PLC	United Kingdom	1,581,900	2,218,800

Electronic Equipment & Instruments .7%
Hitachi Ltd.	Japan	845,000	3,581,970

Finance .8%
JP Morgan Chase & Co.	United States	76,000	2,597,680
Morgan Stanley	United States	30,900	1,320,975

			3,918,655

Food & Drug Retailing 1.0%
J.Sainsbury PLC	United Kingdom	1,166,200	4,887,952

Food Products 2.9%
Cadbury Schweppes PLC	United Kingdom	37,230	219,936
Kraft Foods Inc., A	United States	133,290	4,338,589
Nestle SA	Switzerland	29,910	6,171,677
Unilever PLC	United Kingdom	513,650	4,089,638

			14,819,840

Health Care Providers & Services .6%
[a]Wellpoint Health Networks Inc.	United States	35,030	2,953,029

Household Durables 1.8%
Koninklijke Philips Electronics NV	Netherlands	283,767	5,396,334
Sony Corp., ADR	Japan	136,900	3,833,200

			9,229,534

Insurance 5.1%
Ace Ltd.	Bermuda	25,200	864,108
AXA SA	France	316,124	4,904,440
Riunione Adriatica di Sicurta SpA	Italy	387,122	5,872,557
Swiss Reinsurance Co.	Switzerland	95,570	5,295,138
Torchmark Corp.	United States	90,000	3,352,500
XL Capital Ltd., A	Bermuda	68,810	5,711,230

			25,999,973

Internet Software & Services .8%
[a]Bearingpoint Inc.	United States	410,000	3,956,500

IT Consulting & Services 1.3%
[a]Ceridian Corp.	United States	305,700	5,187,729
Satyam Computers Services Ltd.	India	37,200	153,979
Satyam Computers Services Ltd., ADR	India	147,200	1,461,696

			6,803,404

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL ASSET ALLOCATION FUND

Statement of Investments, June 30, 2003 (unaudited) (cont.)

	COUNTRY	SHARES	VALUE

Common Stocks (cont.)
Leisure Equipment & Products .5%
Mattel Inc.	United States	131,100	$2,480,412

Machinery 2.1%
Atlas Copco AB, A	Sweden	199,100	5,036,602
Volvo AB, B	Sweden	260,000	5,716,463

			10,753,065

Media 2.0%
[a]AOL Time Warner Inc.	United States	110,900	1,784,381
[a]Comcast Corp.	United States	62,636	1,890,354
Wolters Kluwer NV	Netherlands	215,741	2,601,349
WPP Group PLC	United Kingdom	496,000	3,887,725
			10,163,809
Metals & Mining 1.9%
Barrick Gold Corp.	Canada	290	5,120
BHP Billiton Ltd.	Australia	843,000	4,884,695
POSCO, ADR	South Korea	180,000	4,714,200
			9,604,015
Multi-Utilities .7%
Suez SA	France	229,280	3,649,270
Multiline Retail .8%
Target Corp.	United States	107,000	4,048,880
Office Electronics
[a]Seiko Epson Corp., 144A	Japan	7,500	222,986
Oil & Gas 2.9%
BP PLC	United Kingdom	206,700	1,433,403
Eni SpA	Italy	307,225	4,646,425
Husky Energy Inc.	Canada	267,350	3,443,330
Shell Transport & Trading Co. PLC	United Kingdom	756,100	4,990,677
			14,513,835
Paper & Forest Products .9%
Stora Enso OYJ, R	Finland	416,260	4,651,083
Pharmaceuticals 4.7%
Abbott Laboratories	United States	118,000	5,163,680
Aventis SA	France	109,200	6,007,938
Bristol-Myers Squibb Co.	United States	217,420	5,902,953
GlaxoSmithKline PLC	United Kingdom	119,250	2,406,606
Ono Pharmaceutical Co. Ltd.	Japan	137,000	4,244,347
			23,725,524
Real Estate 1.2%
Cheung Kong Holdings Ltd.	Hong Kong	1,031,500	6,203,696
Road & Rail .9%
Nippon Express Co. Ltd.	Japan	1,175,000	4,560,067
Semiconductors & Semiconductor Equipment 1.4%
Samsung Electronics Co. Ltd.	South Korea	23,540	6,995,982

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL ASSET ALLOCATION FUND

Statement of Investments, June 30, 2003 (unaudited) (cont.)

	COUNTRY	SHARES		VALUE

Common Stocks (cont.)
Software 2.6%
[a]BMC Software Inc.	United States	291,900		$4,766,727
[a]Check Point Software Technologies Ltd.	Israel	216,000		4,222,800
[a]Synopsys Inc.	United States	64,040		3,960,874
				12,950,401
Specialty Retail .5%
[a]Toys R Us Inc.	United States	191,600		2,322,192
Wireless Telecommunication Services 1.0%
AT&T Wireless Services Inc.	United States	370,000		3,037,700
China Mobile (Hong Kong) Ltd., fgn.	China	928,000		2,189,648
				5,227,348
Total Common Stocks (Cost $315,774,890)				307,942,547
Preferred Stocks 1.2%
Cia Vale do Rio Doce, A, ADR, pfd	Brazil	130,000		3,607,500
Petroleo Brasileiro SA, pfd	Brazil	137,280		2,460,839

Total Preferred Stocks (Cost $6,609,690)				6,068,339

		PRINCIPAL AMOUNT[c]
Bonds 34.6%
Buoni Poliennali Del Tesoro,
7.75%, 11/01/06	Italy	3,974,190	EUR	5,312,247
5.50%, 11/01/10	Italy	2,300,000	EUR	2,980,352
5.00%, 2/01/12	Italy	1,810,000	EUR	2,272,659
Federal Republic of Germany,
3.75%, 8/26/03	Germany	1,614,000	EUR	1,857,895
4.00%, 6/25/04	Germany	500,000	EUR	585,409
5.00%, 8/19/05	Germany	3,268,000	EUR	4,004,080
6.00%, 7/04/07	Germany	5,242,000	EUR	6,749,870
5.00%, 7/04/11	Germany	3,015,000	EUR	3,795,034
Federation of Russia, Reg S, 5.00% to 3/31/07, 7.50% thereafter, 3/31/30	Russia	10,400,000		10,101,000
French Treasury Note, 4.75% 7/12/07	France	5,400,000	EUR	6,663,107
Government of Canada,
6.00%, 6/01/08	Canada	2,212,000	CAD	1,788,566
6.00%, 6/01/11	Canada	6,849,000	CAD	5,595,967
Government of France,
6.75%, 10/25/03	France	2,126,000	EUR	2,475,299
4.00%, 10/25/09	France	6,420,000	EUR	7,675,601
Government of Netherlands,
5.75%, 2/15/07	Netherlands	3,958,000	EUR	5,025,621
5.00%, 7/15/12	Netherlands	1,760,000	EUR	2,211,899
Government of New Zealand, 7.00%, 7/15/09	New Zealand	20,308,000	NZD	13,040,782
Government of Spain,
4.50%, 7/30/04	Spain	1,850,000	EUR	2,181,324
10.15%, 1/31/06	Spain	2,450,000	EUR	3,359,286
4.80%, 10/31/06	Spain	7,480,000	EUR	9,216,752
5.00%, 7/30/12	Spain	2,920,000	EUR	3,671,754
Kingdom of Belgium,
7.50%, 7/29/08	Belgium	4,193,000	EUR	5,817,552
5.00%, 9/28/12	Belgium	1,760,000	EUR	2,210,484

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL ASSET ALLOCATION FUND

Statement of Investments, June 30, 2003 (unaudited) (cont.)

	COUNTRY	PRINCIPAL AMOUNT[c]		VALUE

Bonds (cont.)
Kingdom of Denmark,
5.00%, 8/15/05	Denmark	11,696,000	DKK	1,905,045
6.00%, 11/15/11	Denmark	14,660,000	DKK	2,625,618
5.00%, 11/15/13	Denmark	25,080,000	DKK	4,204,808
Kingdom of Norway, 5.75%, 11/30/04	Norway	5,030,000	NOK	718,955
Kingdom of Sweden,
6.00%, 2/09/05	Sweden	35,430,000	SEK	4,635,495
5.50%, 10/08/12	Sweden	86,010,000	SEK	11,736,275
New South Wales Treasury Corp.,
6.50%, 5/01/06	Australia	9,688,000	AUD	6,815,626
8.00%, 3/01/08	Australia	2,430,000	AUD	1,843,247
Queensland Treasury Corp., 6.00%, 7/14/09	Australia	300,000	AUD	211,752
Republic of Austria,
5.00%, 1/15/08	Austria	4,900,000	EUR	6,117,896
5.00%, 7/15/12	Austria	4,800,000	EUR	6,036,851
Republic of Bulgaria, 144A, 8.25%, 1/15/15	Bulgaria	2,748,000		3,296,226
Republic of Panama, 8.875%, 9/30/27	Panama	960,000		1,048,800
Republic of Peru, FRN, 5.00%, 3/07/17	Peru	1,056,000		879,368
Republic of Philippines,
9.875%, 1/15/19	Philippines	1,400,000		1,548,750
10.625%, 3/16/25	Philippines	1,070,000		1,258,587
United Kingdom, 7.50%, 12/07/06	United Kingdom	2,717,000	GBP	5,038,248
United Mexican States,
9.875%, 2/01/10	Mexico	724,000		934,412
11.375%, 9/15/16	Mexico	1,330,000		1,948,450
11.50%, 5/15/26	Mexico	2,895,000		4,328,025
Total Bonds (Cost $139,099,776)				175,724,974
Total Long Term Investments (Cost $461,484,356)				489,735,860

		SHARES
Short Term Investment (Cost $7,605,881) 1.5%
[b]Franklin Institutional Fiduciary Trust Money Market Portfolio	United States	7,605,881		7,605,881
Total Investments (Cost $469,090,237) 98.0%				497,341,741
Other Assets, less Liabilities 2.0%				10,366,355
Net Assets 100.0%				$507,708,096

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

DKK - Danish Krone

EUR - European Unit

GBP - British Pound

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

a Non-income producing

b See Note 6 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio.

c The principal amount is stated in U.S. dollars unless otherwise indicated.

TGA-11

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL ASSET ALLOCATION FUND

Financial Statements

Statement of Assets and Liabilities

June 30, 2003 (unaudited)

Assets:
Investments in securities:
Cost	$469,090,237

Value	497,341,741
Cash	33,029
Foreign currency, at value (cost $2,459,748)	2,446,524
Receivables:
Investment securities purchased	4,045,986
Capital shares sold	47,695
Dividends and interest	6,428,713

Total assets	510,343,688

Liabilities:
Payables:
Investment securities purchased	1,968,497
Capital shares redeemed	262,507
Affiliates	334,996
Other liabilities	69,591

Total liabilities	2,635,592

Net assets, at value	$507,708,096

Net assets consist of:
Undistributed net investment income	$6,702,362
Net unrealized appreciation (depreciation)	28,605,960
Accumulated net realized gain (loss)	(54,396,642)
Capital shares	526,796,416

Net assets, at value	$507,708,096

Class 1:
Net assets, at value	$462,963,375

Shares outstanding	29,252,377

Net asset value and offering price per share	$15.83

Class 2:
Net assets, at value	$44,744,721

Shares outstanding	2,844,170

Net asset value and offering price per share	$15.73

TGA-12

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL ASSET ALLOCATION FUND

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2003 (unaudited)

Investment income:
(net of foreign taxes and fees of $689,382)
Dividends	$5,345,280
Interest	4,496,780

Total investment income	9,842,060

Expenses:
Management fees (Note 3)	1,417,474
Administrative fees (Note 3)	329,529
Distribution fees - Class 2 (Note 3)	50,782
Custodian fees	53,040
Reports to shareholders	99,960
Other	28,429

Total expenses	1,979,214

Net investment income	7,862,846

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	(48,627,690)
Foreign currency transactions	111,276

Net realized gain (loss)	(48,516,414)
Net unrealized appreciation (depreciation) on:
Investments	93,048,992
Translation of assets and liabilities denominated in foreign currencies	118,425

Net unrealized appreciation (depreciation)	93,167,417

Net realized and unrealized gain (loss)	44,651,003

Net increase (decrease) in net assets resulting from operations	$52,513,849

TGA-13

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL ASSET ALLOCATION FUND

Financial Statements (continued)

Statements of Changes in Net Assets

for the six months ended June 30, 2003 (unaudited)  and the year ended December 31, 2002

	Six Months Ended June 30, 2003	Year Ended December 31, 2002
Increase (decrease) in net assets:
Operations:
Net investment income	$7,862,846	$12,861,961
Net realized gain (loss) from investments and foreign currency transactions	(48,516,414)	3,691,354
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	93,167,417	(38,051,023)

Net increase (decrease) in net assets resulting from operations	52,513,849	(21,497,708)
Distributions to shareholders from:
Net investment income:
Class 1	(12,872,007)	(9,120,690)
Class 2	(1,147,201)	(750,622)

Total distributions to shareholders	(14,019,208)	(9,871,312)
Capital share transactions: (Note 2)
Class 1	2,354,991	(46,847,936)
Class 2	1,461,694	3,566,120

Total capital share transactions	3,816,685	(43,281,816)
Net increase (decrease) in net assets	42,311,326	(74,650,836)
Net assets:
Beginning of period	465,396,770	540,047,606

End of period	$507,708,096	$465,396,770

Undistributed net investment income included in net assets:
End of period	$6,702,362	$12,858,724

TGA-14

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL ASSET ALLOCATION FUND

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of twenty-two series (the Funds). Templeton Global Asset Allocation Fund (the Fund) included in this report is diversified. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. The Fund’s investment objective is high total return.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the last reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Foreign Currency Contracts

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

d. Income Taxes

No provision has been made for income taxes because the Fund’s policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund.

TGA-15

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL ASSET ALLOCATION FUND

Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (cont.)

Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the lives of the respective security. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets. Other expenses are charged to each Fund on a specific identification basis.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

f. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

The Fund offers two classes of shares: Class 1 and Class 2. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At June 30, 2003, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2003		Year Ended December 31, 2002

Class 1 Shares:	Shares	Amount	Shares	Amount

Shares sold	856,848	$12,614,468	526,225	$7,952,010
Shares issued in reinvestment of distributions	795,550	12,872,007	578,357	9,120,690
Shares redeemed	(1,565,412)	(23,131,484)	(4,250,902)	(63,920,636)

Net increase (decrease)	86,986	$2,354,991	(3,146,320)	$(46,847,936)

Class 2 Shares:
Shares sold	477,426	$7,269,652	2,038,410	$29,793,094
Shares issued in reinvestment of distributions	71,299	1,147,201	47,872	750,622
Shares redeemed	(460,253)	(6,955,159)	(1,859,712)	(26,977,596)

Net increase (decrease)	88,472	$1,461,694	226,570	$3,566,120

TGA-16

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL ASSET ALLOCATION FUND

Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of the following entities:

Entity	Affiliation

Franklin Templeton Services LLC (FT Services)	Administrative manager
Templeton Investment Counsel LLC (TIC)	Investment manager
Franklin/Templeton Distributors Inc. (Distributors)	Principal underwriter
Franklin/Templeton Investor Services LLC (Investor Services)	Transfer agent

The Fund pays an investment management fee to TIC based on the average net assets of the Fund as follows:

Annualized Fee Rate	Daily Net Assets

.65%	First $200 million
.585%	Over $200 million, up to and including $1.3 billion
.52%	Over $1.3 billion

Under a subadvisory agreement, Advisers, an affiliate of TIC, provides subadvisory services to the Fund and receives from TIC fees based on the average daily net assets of the Fund.

The Fund pays business management fees to FT Services based on the average net assets of the Fund as follows:

Annualized Fee Rate	Daily Net Assets

.15%	First $200 million
.135%	Over $200 million, up to and including $700 million
.10%	Over $700 million, up to and including $1.2 billion

Fees are further reduced on net assets over $1.2 billion.

The Fund reimburses Distributors up to .25% per year of its average daily net assets of Class 2, for costs incurred in marketing the Fund’s shares.

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund.

4. INCOME TAXES

At December 31, 2002, the Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

Capital loss carryovers expiring in:
2009	$5,082,133
2010	443,666

$5,525,799

At December 31, 2002, the Fund has deferred capital losses occurring subsequent to October 31, 2002 of $352,081. For tax purposes, such losses will be reflected in the year ending December 31, 2003.

Net investment income differs for financial statements and tax purposes primarily due to differing treatments of foreign currency transactions, and bond discounts and premiums.

TGA-17

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL ASSET ALLOCATION FUND

Notes to Financial Statements (unaudited) (continued)

4. INCOME TAXES (cont.)

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, and bond discounts and premiums.

At June 30, 2003, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes of $470,573,286 was as follows:

Unrealized appreciation	$76,231,763
Unrealized depreciation	(49,463,308)

Net unrealized appreciation (depreciation)	$26,768,455

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended June 30, 2003 aggregated $113,571,641 and $127,017,245, respectively.

6. INVESTMENT IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Advisers or one of its affiliates. Management fees paid by the Fund are reduced on assets invested in the Sweep Money fund, in an amount not to exceed the management fees paid by the Sweep Money Fund. The Fund earned $29,736 of dividend income from investment in the Sweep Money Fund for the period ended June 30, 2003.

TGA-18

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL ASSET ALLOCATION FUND

Tax Designation (unaudited)

At December 31, 2002, more than 50% of the Fund’s total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from dividends paid to the Fund on these investments. As shown in the table below, the Fund hereby designates to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Internal Revenue Code. This designation will allow shareholders of record on June 19, 2003, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following table provides a breakdown by country of foreign source income and foreign taxes paid, as designated by the Fund, to Class 1 and Class 2 shareholders.

	Class 1		Class 2
Country	Foreign Tax Paid Per Share	Foreign Source Income Per Share	Foreign Tax Paid Per Share	Foreign Source Income Per Share

Australia	0.0000	0.0069	0.0000	0.0063
Belgium	0.0000	0.0058	0.0000	0.0054
Bermuda	0.0000	0.0046	0.0000	0.0043
Brazil	0.0022	0.0199	0.0022	0.0184
Bulgaria	0.0000	0.0049	0.0000	0.0045
Canada	0.0007	0.0097	0.0007	0.0090
Denmark	0.0000	0.0051	0.0000	0.0047
Finland	0.0013	0.0069	0.0013	0.0064
France	0.0015	0.0242	0.0015	0.0223
Germany	0.0021	0.0389	0.0021	0.0359
Hong Kong	0.0000	0.0101	0.0000	0.0093
Indonesia	0.0009	0.0048	0.0009	0.0044
Italy	0.0019	0.0164	0.0019	0.0151
Japan	0.0014	0.0076	0.0014	0.0070
Mexico	0.0000	0.0199	0.0000	0.0183
Netherlands	0.0027	0.0194	0.0027	0.0179
New Zealand	0.0014	0.0164	0.0014	0.0151
Norway	0.0014	0.0077	0.0014	0.0071
Panama	0.0000	0.0022	0.0000	0.0020
Peru	0.0000	0.0017	0.0000	0.0015
Philippines	0.0000	0.0034	0.0000	0.0032
Russia	0.0000	0.0077	0.0000	0.0071
Singapore	0.0009	0.0031	0.0009	0.0028
South Africa	0.0000	0.0042	0.0000	0.0039
South Korea	0.0013	0.0062	0.0013	0.0058
Spain	0.0009	0.0141	0.0009	0.0130
Sweden	0.0021	0.0235	0.0021	0.0217
Switzerland	0.0006	0.0029	0.0006	0.0027
Turkey	0.0000	0.0018	0.0000	0.0016
United Kingdom	0.0060	0.0864	0.0060	0.0797
Venezuela	0.0000	0.0051	0.0000	0.0047

Total	$0.0293	$0.3915	$0.0293	$0.3611

TGA-19

TEMPLETON GLOBAL INCOME SECURITIES FUND

Fund Goals and Primary Investments: Templeton Global Income Securities Fund seeks high current income, consistent with preservation of capital. Capital appreciation is a secondary consideration. The Fund invests mainly in debt securities of governments and their political subdivisions and agencies, supranational organizations and companies located anywhere in the world, including emerging markets. The Fund may also invest in lower-rated “junk bonds.”

We are pleased to bring you Templeton Global Income Securities Fund’s semiannual report for the period ended June 30, 2003. During the six months under review, global bond markets generated positive returns as benign inflation and the slow pace of economic recovery allowed most major central banks to reduce or maintain low interest rates. As a result, most international yield curves shifted down during the period and most major global bond markets generated positive returns in local currency terms. The J.P. Morgan Global Government Bond Index, a benchmark index for global government bonds, rose 3.08% in local currency terms. The index increased 7.07% in U.S. dollar terms because most major currencies appreciated relative to the U.S. dollar.1 The Fund’s Class 2 shares posted a +14.18% cumulative total return for the six-month reporting period.2 We allocated the Fund’s assets among issuers, regions and currencies partly based on our assessment of relative interest rates among currencies. We were underweighted relative to the index in U.S. and Japanese issues, and the Fund benefited from corresponding currency weakness in the U.S. dollar and Japanese yen. The Fund also benefited from an overweighted allocation to Europe and the dollar bloc countries of Australia, New Zealand and Canada, and respective currency gains. Additionally, the Fund’s emerging market exposure contributed positively to our results as emerging market country bonds generated a high level of income and capital gains.

The U.S. economy exhibited mixed performance in 2003’s first half as heightened uncertainty leading up to war with Iraq seemed to negatively impact economic activity. As major military action concluded

1. Source: J.P. Morgan. The J.P. Morgan Global Government Bond Index (JPM GGBI) tracks total returns of government bonds in developed countries globally. The bonds included in the index are weighted according to their market capitalization. The unmanaged index is unhedged and expressed in terms of $US and includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio.

2. Ongoing market volatility can significantly affect short-term performance; recent returns may differ. Performance reflects the Fund’s Class 2 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

The dollar value, number of shares or principal amount, and complete legal titles of all portfolio holdings are listed in the Fund’s Statement of Investments.

TGI-1

toward period-end, consumer confidence rebounded from a nine-year low level, equity markets rallied and bond market yields generally declined. The U.S. Federal Reserve Board reduced interest rates in June apparently due to potential deflationary risks rather than risks to economic output growth. Accordingly, the U.S. Treasury yield curve shifted down and the J.P. Morgan U.S. Government Bond Total Return Index, a benchmark index for U.S. Treasuries, posted a 4.00% total return for the six months ended June 30, 2003.3 The U.S. dollar depreciated versus most major world currencies due to factors such as financing concerns over the widening U.S. trade deficit and reduced growth expectations, as well as heightened geopolitical tensions that influenced investor risk aversion toward the U.S. equity market.

The eurozone (the 12 countries comprising the European Monetary Union or EMU) bond market posted positive returns, with the J.P. Morgan EMU Government Bond Index rising 4.18% in euro terms and an impressive 14.01% in U.S.-dollar terms.4 The European Central Bank reduced the reference rate by 75 basis points to 2.00% over the course of the six-month period, citing increased risks to growth and the abatement of inflationary pressures, particularly in the larger economies of Germany and France. As a result, the eurozone yield curve shifted down with some steepening across the curve. Economic growth in the eurozone remained sluggish at just 0.8% annualized during first quarter 2003, according to gross domestic product estimates. The region continued to benefit from an improving balance-of-payment position and growing current account surplus, with the euro appreciating 9.71% against the U.S. dollar during the six-month period.

In developed Asia and the Pacific Rim, the Japanese bond index returned 1.43% in local currency terms, but just 0.24% in U.S. dollar terms due largely to a 0.85% decline in the yen.5 Economic indicators seemed to point toward a continuation of Japan’s weak domestic demand trends and relatively strong export sector. The Bank of Japan’s quantitative easing led to an increase in the money supply but has not passed through to lending due to weak demand within the country’s corporate and banking sectors. In particular, ongoing problems within

3. Source: J.P. Morgan. The J.P. Morgan U.S. Government Bond Total Return Index includes only actively traded fixed-rate bonds with a remaining maturity of one year or longer.

4. Source: J.P. Morgan. The J.P. Morgan EMU Government Bond Index is a euro-aggregated index weighted by market capitalization. The index includes only liquid bullet euro-denominated fixed-rate debt, which has been issued by participating governments. No callable, putable or convertible features are allowed. Bonds must have at least 12 months remaining maturity. The EMU bond index is fully invested. All coupons received are immediately invested back into the entire index until the next index rebalancing.

5. Source: J.P. Morgan. Country-specific returns are derived from the JPM GGBI.

TGI-2

Japanese banks were exemplified by the government’s emergency liquidity injection into the country’s fifth-largest bank.

The dollar-bloc bond markets of Australia, Canada and New Zealand were among the top performing currencies during the period, driving bond market returns of 22.74%, 21.16% and 19.08%, respectively, in U.S. dollar terms.5 Higher growth and yield differentials relative to the U.S. continued to offset deterioration in the dollar-bloc countries’ balance of payment positions, particularly as strong private consumption drove demand for imports while drought conditions hampered commodity exports in Australia and New Zealand. The reserve bank of New Zealand began to ease monetary policy as currency strength and sluggish global economic growth increased potential risks to growth through the tradable goods sector. In contrast, the Bank of Canada raised the reference rate twice early in 2003, citing greater perceived risks to inflation balanced against tightening labor markets and subdued economic activity. Since that time, Canadian inflation pressures retracted, unemployment increased and economic growth moderated. Local currency bond market returns for Australia, Canada and New Zealand were 3.02%, 4.19% and 6.40%, respectively, during the period.5

Emerging bond markets benefited during the period from increased strategic investment flows to the asset class. Investors were particularly drawn toward higher yielding and more liquid credits, which helped create a positive environment for countries with larger financing requirements to access capital markets. The J.P. Morgan Emerging Markets Bond Index Global increased 17.34% in U.S.-dollar terms during the period.6 Latin American bond markets returned 21.26% while non-Latin American bond markets returned 13.10%.7 More specifically, eastern European bonds rose 15.61% and Asia returned 7.97%.7 Russia again outperformed other emerging debt markets, returning 21.52%.7 Russia’s continued international reserve accumulation illustrated the robustness of its balance-of-payment position, which apparently benefited from sound debt management, strong exports and capital flows into the country. Ongoing structural reforms, including tax and property laws, seemed to improve Russia’s investment climate, aiding the return of foreign direct investment. An example of this was British Petroleum’s announcement during the period of its US$6.15 billion investment into Tyumen Oil, which will be one of the largest foreign investments in Russian history. While

6. Source: J.P. Morgan. The J.P. Morgan Emerging Markets Bond Index Global (JPM EMBIG) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging markets sovereign and quasi-sovereign entities: Brady bonds, loans and Eurobonds.

7. Source: J.P. Morgan. Country- and region-specific returns are derived from the JPM EMBIG.

TGI-3

higher oil prices have contributed to overall economic strength, prudent debt and fiscal management allowed Russia to improve its underlying credit position through early repayment of obligations and decreased reliance on external financing.

The Fund’s overall allocation changed slightly during the six-month period. On June 30, 2003, the Fund held 3.5% of total net assets in North America, similar to our position at the beginning of 2003, having maintained zero exposure to the U.S. Treasury market largely based on our negative outlook for the U.S. dollar and positive outlook for non-U.S. dollar (excluding Japan) global bond markets. The overall European allocation, our largest regional investment, stood at 65.6% of total net assets at the end of the reporting period. Within Europe, we maintained our heavy commitment to the eurozone while increasing our commitment to peripheral Europe. We also increased exposure to Australia and New Zealand to 5.5% and 7.1% of total net assets on June 30, 2003. Seeking to enhance the Fund’s returns, our emerging market bond allocation was 22.8% of total net assets, of which 4.9% were in non-U.S. dollar denominated sovereign debt.

This discussion reflects our analysis, opinions and portfolio holdings as of June 30, 2003, the end of the reporting period. Our strategies and the Fund’s portfolio composition will change depending on market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the advisor makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

TGI-4

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL INCOME SECURITIES FUND

Financial Highlights

	Class 1
	Six Months Ended June 30, 2003 (unaudited)		Year Ended December 31,
			2002	2001		2000	1999	1998

Per share operating performance
(For a share outstanding throughout the period)

Net asset value, beginning of period	$13.67		$11.39	$ 11.53		$11.07	$12.87	$12.97

Income from investment operations:
Net investment income[a]	.34		.59	.59	[d]	.68	.68	1.07
Net realized and unrealized gains (losses)	1.64		1.83	(.32)[d]		(.20)	(1.42)	(.19)

Total from investment operations	1.98		2.42	.27		.48	(.74)	.88

Less distributions from net investment income	(1.17)		(.14)	(.41)		(.02)	(1.06)	(.98)

Net asset value, end of period	$14.48		$13.67	$ 11.39		$11.53	$11.07	$12.87

Total return[b]	14.35%		21.44%	2.55%		4.32%	(5.79)%	7.08%

Ratios/supplemental data
Net assets, end of period (000’s)	$52,995		$50,622	$63,781		$81,171	$90,537	$150,941
Ratios to average net assets:
Expenses	.74%	[c]	.73%	.71%		.72%	.65%	.63%
Net investment income	4.68%		4.88%	5.22%	[d]	6.22%	5.65%	6.86%
Portfolio turnover rate	24.09%		27.91%	122.45%		40.43%	80.76%	84.17%

aBased on average shares outstanding effective year ended December 31, 1999.

[b]Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

cAnnualized

[d]Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide of Investment Companies and began amortizing all premium and discount on fixed-income securities, as required. The effect of this change was as follows:
Net investment income (loss) per share	$(.059)
Net realized and unrealized gains (losses) per share	.059
Ratio of net investment income to average net assets	(.53)%
Per share data and ratios for prior periods have not been restated to reflect this change in accounting policy.

TGI-5

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL INCOME SECURITIES FUND

Financial Highlights (continued)

	Class 2
	Six Months Ended June 30, 2003 (unaudited)		Year Ended December 31,
			2002	2001		2000	1999[d]

Per share operating performance
(For a share outstanding throughout the period)

Net asset value, beginning of period	$13.59		$11.33	$11.48		$11.04	$12.93

Income from investment operations:
Net investment income[b]	.32		.54	.55	[c]	.65	.60
Net realized and unrealized gains (losses)	1.62		1.84	(.31)[c]		(.19)	(1.44)

Total from investment operations	1.94		2.38	.24		.46	(.84)

Less distributions from net investment income	(1.15)		(.12)	(.39)		(.02)	(1.05)

Net asset value, end of period	$14.38		$13.59	$11.33		$11.48	$11.04

Total return[a]	14.18%		21.15%	2.24%		4.14%	(6.53)%

Ratios/supplemental data
Net assets, end of period (000’s)	$4,466		$2,119	$1,286		$1,237	$ 443
Ratios to average net assets:
Expenses	.99%	[b]	.98%	.96%		.97%	.91% [b]
Net investment income	4.43%		4.63%	4.95%	[c]	5.94%	5.36% [b]
Portfolio turnover rate	24.09%		27.91%	122.45%		40.43%	80.76%

[a]Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
[b]Based on average shares outstanding.
[c]Annualized
[d]Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide of Investment Companies and began amortizing all premium and discount on fixed-income securities, as required. The effect of this change was as follows:
Net investment income (loss) per share	$(.059)
Net realized and unrealized gains (losses) per share	.059
Ratio of net investment income to average net assets	(.53)%
Per share data and ratios for prior periods have not been restated to reflect this change in accounting policy.
[e]For the period January 6, 1999 (effective date) to December 31, 1999.

TGI-6

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL INCOME SECURITIES FUND

Statement of Investments, June 30, 2003 (unaudited)

	PRINCIPAL AMOUNT[b]		VALUE

Long Term Investments 96.4%
Australia 5.5%
New South Wales Treasury Corp.,
6.50%, 5/01/06	2,337,000	AUD	$1,644,108
8.00%, 3/01/08	1,990,000	AUD	1,509,490
			3,153,598
Austria 4.0%
Republic of Austria, 5.00%,
1/15/08	1,000,000	EUR	1,248,550
7/15/12	850,000	EUR	1,069,026
			2,317,576
Belgium 4.4%
Kingdom of Belgium,
5.75%, 3/28/08	100,000	EUR	128,897
7.50%, 7/29/08	1,731,000	EUR	2,401,665
			2,530,562
Bulgaria .7%
Republic of Bulgaria, FRN, 2.1875%, 7/28/11	414,720		393,984
Canada 3.5%
Government of Canada, 6.00%, 6/01/11	2,497,000	CAD	2,040,171
Colombia .6%
Republic of Colombia,
10.00%, 1/23/12	132,000		148,583
11.75%, 2/25/20	159,000		198,392
			346,975
Denmark 3.8%
Kingdom of Denmark,
4.00%, 11/15/04	1,900,000	DKK	300,824
5.00%, 8/15/05	9,295,000	DKK	1,513,970
5.00%, 11/15/13	2,350,000	DKK	393,991
			2,208,785
Finland 3.9%
Government of Finland,
5.00%, 7/04/07	700,000	EUR	872,062
5.00%, 4/25/09	660,000	EUR	830,751
5.375%, 7/04/13	400,000	EUR	516,485
			2,219,298
France 6.8%
Government of France, 4.00%,
10/25/09	1,055,000	EUR	1,261,333
4/25/13	2,200,000	EUR	2,627,944
			3,889,277
Germany 4.5%
Federal Republic of Germany,
3.25%, 2/17/04	1,657,000	EUR	1,917,763
5.00%, 7/04/11	532,000	EUR	669,638
			2,587,401

TGI-7

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL INCOME SECURITIES FUND

Statement of Investments, June 30, 2003 (unaudited) (cont.)

	PRINCIPAL AMOUNT[b]		VALUE

Long Term Investments (cont.)
Greece 1.5%
Republic of Greece, 4.60%, 5/20/13	700,000	EUR	$846,091
Hungary .4%
Government of Hungary, 8.50%, 10/12/05	56,000,000	HUF	241,026
Irish Republic 3.1%
Republic of Ireland, 5.00%, 4/18/13	1,400,000	EUR	1,756,893
Italy 4.7%
Buoni Poliennali Del Tesoro, 7.75%, 11/01/06	2,011,293	EUR	2,688,469
Mexico 3.8%
United Mexican States,
9.875%, 2/01/10	800,000		1,032,500
7.50%, 3/08/10	450,000	EUR	577,428
11.375%, 9/15/16	404,000		591,860
			2,201,788
Netherlands 4.4%
Government of Netherlands, 5.75%, 2/15/07	2,008,000	EUR	2,549,632
New Zealand 7.1%
Government of New Zealand,
7.00%, 7/15/09	5,140,000	NZD	3,300,651
6.00%, 11/15/11	1,300,000	NZD	797,768
			4,098,419
Norway 2.8%
Kingdom of Norway,
6.75%, 1/15/07	7,300,000	NOK	1,107,089
5.50%, 5/15/09	3,600,000	NOK	530,204
			1,637,293
Philippines 3.7%
Republic of Philippines, 10.625%, 3/16/25	1,800,000		2,117,250
Russia 4.5%
Federation of Russia,
11.00%, 7/24/18	1,650,000		2,376,294
12.75%, 6/24/28	105,000		177,344
Reg S, 5.00% to 3/31/07, 7.50% thereafter, 3/31/30	34,000		33,022
			2,586,660
South Africa .4%
Republic of South Africa, 5.25%, 5/16/13	200,000	EUR	221,346
South Korea 1.2%
Korea Treasury Bond, 4.75%, 3/12/08	773,000,000	KRW	669,912
Spain 4.4%
Bonos Y Oblig Del Estado, 6.00%, 1/31/08	400,000	EUR	518,448
Government of Spain,
10.15%, 1/31/06	1,088,000	EUR	1,491,797
5.00%, 7/30/12	410,000	EUR	515,555
			2,525,800

TGI-8

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL INCOME SECURITIES FUND

Statement of Investments, June 30, 2003 (unaudited) (cont.)

	PRINCIPAL AMOUNT[b]		VALUE

Long Term Investments (cont.)
Sweden 7.1%
Kingdom of Sweden,
6.00%, 2/09/05	5,500,000	SEK	$719,594
5.50%, 10/08/12	24,780,000	SEK	3,381,292
			4,100,886
Thailand 1.5%
Kingdom of Thailand,
4.125%, 2/12/08	9,000,000	THB	238,598
8.50%, 12/08/08	1,000,000	THB	32,254
4.80%, 4/09/10	20,000,000	THB	564,924
			835,776
Ukraine 2.0%
Republic of Ukraine, 7.65%, 6/11/13	1,130,000		1,121,525
United Kingdom 2.6%
United Kingdom, 7.50%, 12/07/06	800,000	GBP	1,483,474
Venezuela 3.5%
Republic of Venezuela, 9.25%, 9/15/27	2,710,000		2,025,725
Total Long Term Investments (Cost $45,916,397)			55,395,592
Short Term Investments 1.0%
New Zealand (Cost $277,256) .5%
New Zealand Treasury Bill, 8/13/03	500,000	NZD	290,903
Thailand (Cost $283,772) .5%
Thailand Treasury Bill, 11/19/03	12,000,000	THB	283,700
Total Short Term Investments (Cost $561,028)			574,603
Total Investments before Repurchase Agreement (Cost $46,477,425)			55,970,195
Repurchase Agreement (Cost $251,000) .4%
[a]Dresdner Kleinwort Wasserstein Securities LLC, 1.00%, 7/01/03 (Maturity Value $251,007)
Collateralized by U.S. Treasury Notes	251,000		251,000
Total Investments (Cost $46,728,425) 97.8%			56,221,195
Other Assets, less Liabilities 2.2%			1,240,204
Net Assets 100.0%			$57,461,399

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

DKK - Danish Krone

EUR - European Unit

GBP - British Pound

HUF - Hungarian Forint

KRW - South Korean Won

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

THB - Thailand Bhat

aSee Note 1(c) regarding repurchase agreements.

bThe principal amount is stated in U.S. dollars unless otherwise indicated.

TGI-9

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL INCOME SECURITIES FUND

Financial Statements

Statement of Assets and Liabilities

June 30, 2003 (unaudited)

Assets:
Investments in securities:
Cost	$46,477,425

Value	55,970,195
Repurchase agreements, at value and cost	251,000
Receivables:
Capital shares sold	32,492
Interest	1,328,973

Total assets	57,582,660

Liabilities:
Payables:
Funds advanced by custodian	145
Capital shares redeemed	77,719
Affiliates	32,271
Other liabilities	11,126

Total liabilities	121,261

Net assets, at value	$57,461,399

Net assets consist of:
Undistributed net investment income	$719,410
Net unrealized appreciation (depreciation)	9,540,437
Accumulated net realized gain (loss)	(10,491,502)
Capital shares	57,693,054

Net assets, at value	$57,461,399

Class 1:
Net assets, at value	$52,995,304

Shares outstanding	3,660,364

Net asset value and offering price per share	$ 14.48

Class 2:
Net assets, at value	$4,466,095

Shares outstanding	310,507

Net asset value and offering price per share	$ 14.38

TGI-10

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL INCOME SECURITIES FUND

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2003 (unaudited)

Investment income:
Interest income	$1,483,434

Expenses:
Management fees (Note 3)	171,061
Distribution fees - Class 2 (Note 3)	3,995
Transfer agent fees	338
Custodian fees	10,545
Reports to shareholders	11,243
Professional fees	6,942
Trustees’ fees and expenses	592
Other	1,127

Total expenses	205,843

Net investment income	1,277,591

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	1,135,442
Foreign currency transactions	97,165

Net realized gain (loss)	1,232,607

Net unrealized appreciation (depreciation) on:
Investments	4,934,030
Translation of assets and liabilities denominated in foreign currencies	(9,743)

Net unrealized appreciation (depreciation)	4,924,287

Net realized and unrealized gain (loss)	6,156,894

Net increase (decrease) in net assets resulting from operations	$7,434,485

TGI-11

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL INCOME SECURITIES FUND

Financial Statements (continued)

Statements of Changes in Net Assets

for the six months ended June 30, 2003 (unaudited)

and the year ended December 31, 2002

	Six Months Ended June 30, 2003	Year Ended December 31, 2002
Increase (decrease) in net assets:
Operations:
Net investment income	$1,277,591	$2,843,587
Net realized gain (loss) from investments and foreign currency transactions	1,232,607	1,188,208
Net unrealized appreciation on investments and translations of assets and liabilities denominated in foreign currencies	4,924,287	7,043,474

Net increase (decrease) in net assets resulting from operations	7,434,485	11,075,269
Distributions to shareholders from:
Net investment income:
Class 1	(3,980,291)	(721,350)
Class 2	(323,749)	(15,678)

Total distributions to shareholders	(4,304,040)	(737,028)
Capital share transactions: (Note 2)
Class 1	(644,175)	(23,182,049)
Class 2	2,234,214	518,247

Total capital share transactions	1,590,039	(22,663,802)
Net increase (decrease) in net assets	4,720,484	(12,325,561)
Net assets:
Beginning of period	52,740,915	65,066,476

End of period	$57,461,399	$52,740,915

Undistributed net investment income included in net assets:
End of period	$719,410	$3,745,859

TGI-12

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL INCOME SECURITIES FUND

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of twenty-two series (the Funds). The Templeton Global Income Securities Fund (the Fund) included in this report is non-diversified. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. As of June 30, 2003, over 78% of the total Fund shares were sold through one insurance company. The Fund’s investment objective is current income.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the last reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Repurchase Agreements

The Fund may enter into repurchase agreements, which are accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund’s custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Fund, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At June 30, 2003, all repurchase agreements held by the Fund had been entered into on that date.

d. Foreign Currency Contracts

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. Realized and unrealized gains and losses are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

TGI-13

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL INCOME SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

e. Income Taxes

No provision has been made for income taxes because the Fund’s policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

f. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Distributions to shareholders are recorded on the ex-dividend date.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

g. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

h. Guarantees and Indemnifications

Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

TGI-14

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL INCOME SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

2. SHARES OF BENEFICIAL INTEREST

The Fund offers two classes of shares: Class 1 and Class 2. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class, and its exchange privilege.

At June 30, 2003, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Fund’s shares were as follows:

	Period Ended June 30, 2003		Year Ended December 31, 2002

	Shares	Amount	Shares	Amount

Class 1 Shares:
Shares sold	75,359	$1,102,401	256,364	$3,077,773
Shares issued in reinvestment of distributions	271,137	3,980,291	60,012	721,350
Shares redeemed	(390,477)	(5,726,867)	(2,210,800)	(26,981,172)

Net increase (decrease)	(43,981)	$(644,175)	(1,894,424)	$(23,182,049)

Class 2 Shares:
Shares sold	179,094	$2,576,207	54,900	$671,632
Shares issued in reinvestment of distributions	22,205	323,749	1,310	15,678
Shares redeemed	(46,782)	(665,742)	(13,677)	(169,063)

Net increase (decrease)	154,517	$2,234,214	42,533	$518,247

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of the following entities:

Entity	Affiliation

Franklin Templeton Services LLC (FT Services)	Administrative manager
Franklin Advisers Inc. (Advisers)	Investment manager
Franklin/Templeton Distributors Inc. (Distributors)	Principal underwriter
Franklin/Templeton Investor Services LLC (Investor Services)	Transfer agent

The Fund pays an investment management fee to Advisers based on the average net assets of the Fund as follows:

Annualized Fee Rate	Daily Net Assets

.625%	First $100 million
.50%	Over $100 million, up to and including $250 million
.45%	Over $250 million, up to and including $10 billion

Fees are further reduced on net assets over $10 billion.

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the average daily net assets, and is not an additional expense of the Fund.

The Fund reimburses Distributors up to .25% per year of its average daily net assets of Class 2 shares for costs incurred in marketing the Fund’s shares.

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

TGI-15

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL INCOME SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

4. INCOME TAXES

At December 31, 2002, the Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

Capital loss carryovers expiring in:
2003	$1,605,323
2007	5,870,061
2008	2,370,518
2009	1,649,033
2010	177,730

$11,672,665

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions and bond discounts and premiums.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, wash sales, and bond discounts and premiums.

At June 30, 2003, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes was as follows:

Cost of investments	$47,408,625
Unrealized appreciation	8,861,530
Unrealized depreciation	(48,960)

Net unrealized appreciation (depreciation)	$8,812,570

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended June 30, 2003 aggregated $12,681,427 and $13,074,017, respectively.

TGI-16

TEMPLETON GROWTH SECURITIES FUND

Fund Goal and Primary Investments:  Templeton Growth Securities Fund seeks long-term capital growth. The Fund invests mainly in equity securities of companies located anywhere in the world, including those in the U.S. and emerging markets.

This semiannual report for Templeton Growth Securities Fund covers the period ended June 30, 2003. The first half of the period experienced a cloud of geopolitical and economic uncertainty, including buildup to the Iraq war, concern about global deflationary pressures, a weakening U.S. dollar, and fears from Asia’s severe acute respiratory syndrome (SARS). U.S. gross domestic product registered tepid 1.4% first quarter 2003 growth, while Europe and Japan posted more muted growth below 1.0%. Worldwide unemployment mostly rose, and U.S. consumer confidence slid to 10-year lows. Equity markets suffered accordingly and most global sectors posted negative performance for the first three months of the period.

Even before U.S.-led forces toppled Saddam Hussein’s government in Iraq, global stocks began to show life and finished the second quarter higher than where they started. With uncertainty about major military operations in Iraq removed, many investors seemed to believe that U.S. consumers and businesses would again start spending. Fiscal and monetary stimulus, led by President Bush’s dividend tax cut and the Federal Reserve Board’s interest rate cut to the lowest level in 45 years, supported this view. The European Central Bank also pursued monetary stimulus, pushing rates to their lowest levels among euro members since 1948. Global financial markets rallied during the second quarter. Equity markets experienced positive gains in both local currency and U.S. dollar terms.

Within this volatile environment, Templeton Growth Securities Fund – Class 2 posted a +9.82% six-month cumulative total return.1 The Fund’s benchmark, the Morgan Stanley Capital International (MSCI) All Country (AC) World Free Index (the Index), returned 11.63% for the

1. Ongoing market volatility can significantly affect short-term performance; recent returns may differ. Performance reflects the Fund’s Class 2 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

same period.2 The Fund’s performance lagged during first quarter 2003 but improved in the second quarter.

The Fund’s quarter-to-quarter performance shift was partly due to its larger-than-Index European weighting, which remained our biggest regional exposure at period-end. During the first quarter of 2003, Europe negatively impacted performance as economic troubles continued, led by the region’s largest country, Germany. Europe barely posted economic growth, and an appreciating euro threatened to exacerbate its export competitiveness. However, European valuations appeared to have already discounted these concerns and dividend yields were nearly double U.S. levels.

For the reporting period, currency variations added 4% to Fund performance as the U.S. dollar slid, losing 9% against the euro alone.

The Fund’s greater-than-Index emerging markets exposure enhanced performance as the MSCI Emerging Markets Free Index posted a 16.13% gain in U.S. dollar terms during the period.3 Emerging market economies generally benefited from improved global sentiment, increased interest in less developed markets, substantial population growth and low valuations. Risk tolerance rose in Latin America and some Asian countries. However, the highly publicized SARS outbreak negatively affected several Asian economies. Additionally, geopolitical concerns related to North Korea adversely affected our South Korean holdings, although the South Korean market rebounded from terrible first quarter returns.

From a sector standpoint, some big detractors to first quarter Fund performance proved later to be standout gainers. Specifically, the economically sensitive technology and financial sectors provided among the largest contributions to the Fund during the period under review. Financial stocks, 14.9% of the Fund’s total net assets (TNA) on June 30, 2003, increased as solvency worries eased and interest rates declined. The MSCI World Financial Index rose 13.68% for the six-month period.4

2. Source: Standard & Poor’s Micropal. The MSCI AC World Free Index is market capitalization-weighted and measures total returns of equity securities available to foreign (non-local) investors in developed and emerging markets globally. The index is unmanaged and includes reinvested distributions. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio.

3. Source: Standard & Poor’s Micropal. The MSCI Emerging Markets Free Index is market capitalization-weighted and measures total returns of equity securities available to foreign (non-local) investors in emerging markets globally.

4. Source: Standard & Poor’s Micropal. The MSCI World Financial Index is market capitalization-weighted and measures total returns of financial securities in developed markets globally.

Top 10 Holdings

Templeton Growth Securities Fund

6/30/03

Company Sector/Industry, Country	% of Total Net Assets

Bristol-Myers Squibb Co.	1.8%
Pharmaceuticals, U.S.

Eni SpA	1.7%
Oil & Gas, Italy

Pfizer Inc.	1.5%
Pharmaceuticals, U.S.

E.On AG	1.5%
Electric Utilities, Germany

Shell Transport & Trading Co. PLC	1.4%
Oil & Gas, U.K.

UBS AG	1.4%
Banks, Switzerland

Nippon Telegraph & Telephone Corp.	1.4%
Diversified Telecommunication Services, Japan

Abbey National PLC	1.4%
Banks, U.K.

KT Corp., ADR	1.3%
Diversified Telecommunication Services, South Korea

Nestle SA	1.3%
Food Products, Switzerland

The dollar value, number of shares or principal amount, and complete legal titles of all portfolio holdings are listed in the Fund’s Statement of Investments.

Telecommunications and information technology equities, 16.4% of the Fund’s TNA, also climbed, especially in the U.S., as investors seemed to believe cost cutting at many tech companies was improving profit prospects. Seven of the Fund’s ten best performers during the six-month period belonged to either the financial or telecommunications/technology sectors. The utility sector, 3.9% of TNA, also posted positive returns during the period. In particular, European utilities Iberdrola, Endesa and E.On aided Fund performance.

The Fund’s U.K. weighting rose the most, from 12.2% to 15.7% of TNA during the past six months. This did not reflect a macroeconomic view of the U.K. market but rather signified where we found stocks we believed were attractively priced. We sold four U.K. holdings but replaced them with diverse new purchases including global giants BP, GlaxoSmithKline, WPP Group, Reuters Group and Cadbury Schweppes. BP’s price plummeted, enabling us to buy shares in one of the world’s largest integrated oil players at a fraction of their historical average valuation. We also initiated a position in GlaxoSmithKline, one of the world’s leading pharmaceutical franchises, as prices tumbled due to fears of patent expiration, increased government regulation, and reduced profitability. WPP and Reuters traded lower on worries their businesses could suffer from shrinking demand among their advertising and financial services customers. However, as investors seemed to perceive these risks were diminishing, both stocks’ prices rose.

Conversely, the Fund’s U.S. weighting fell from 30.1% to 22.1% of TNA at period-end. Again, this did not represent a judgment on the overall U.S. market, but when good performance pushed stock prices over our valuation criteria, we sold them. We profited from selling Mylan Laboratories, Torchmark, Burlington Resources and Occidental Petroleum. We also reduced some holdings that posted second-quarter gains but whose valuations became less attractive to us. Examples included U.S. technology stocks such as EMC, Jabil Circuit, VeriSign and Hewlett-Packard, and global financial stocks like AXA, San Paolo-IMI and HSBC Holdings.

We also sold many small positions whose fundamentals we believed weakened or when we felt there were better-quality stocks at similar valuations. We sold Muenchener Rueckversicherungs-Gesellschaft (Munich Re) at a loss because the continental reinsurance company’s balance sheet deteriorated late last year and credit agencies downgraded its debt. We used some of the proceeds to increase the Fund’s holding in Swiss Reinsurance, in our opinion a higher-quality competitor with increasing market share. We also lost money on French shipping and industrial turbine company Alstom, whose management failed to sell assets to improve its balance sheet, and whose customers cancelled multi-year contracts.

This discussion reflects our analysis, opinions and portfolio holdings as of June 30, 2003, the end of the reporting period. Our strategies and the Fund’s portfolio composition will change depending on market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the advisor makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GROWTH SECURITIES FUND

Financial Highlights

	Class 1
	Six Months Ended June 30, 2003 (unaudited)	Year Ended December 31,
		2002	2001	2000	1999	1998

Per share operating performance
(For a share outstanding throughout the period)

Net asset value, beginning of period	$8.67	$11.09	$13.76	$15.63	$14.77	$15.34

Income from investment operations:
Net investment income [a]	.12	.17	.26	.30	.28	.35
Net realized and unrealized gains (losses)	.75	(2.13)	(.36)	(.15)	2.66	.98

Total from investment operations	.87	(1.96)	(.10)	.15	2.94	1.33

Less distributions from:
Net investment income	(.16)	(.24)	(.28)	(.27)	(.36)	(.41)
Net realized gains	—	(.22)	(2.29)	(1.75)	(1.72)	(1.49)

Total distributions	(.16)	(.46)	(2.57)	(2.02)	(2.08)	(1.90)

Net asset value, end of period	$9.38	$8.67	$11.09	$13.76	$15.63	$14.77

Total return[b]	9.99%	(18.32)%	(.98)%	1.74%	21.04%	8.98%

Ratios/supplemental data
Net assets, end of period (000’s)	$674,469	$665,537	$966,725	$1,163,637	$708,310	$747,080
Ratios to average net assets:
Expenses	.89%[c]	.87%	.85%	.88%	.88%	.88%
Net investment income	2.77%[c]	1.69%	2.13%	2.18%	1.87%	2.27%
Portfolio turnover rate	16.32%	30.67%	31.05%	69.67%	46.54%	32.30%

[a]Based on average shares outstanding effective year ended December 31, 1999.
[b]Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
[c]Annualized

.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GROWTH SECURITIES FUND

Financial Highlights (continued)

	Class 2
	Six Months Ended June 30, 2003 (unaudited)		Year Ended December 31,
			2002	2001	2000	1999[c]

Per share operating performance
(For a share outstanding throughout the period)

Net asset value, beginning of period	$8.59		$11.01	$13.69	$15.60	$15.34

Income from investment operations:
Net investment income	.11		.13	.21	.25	.17
Net realized and unrealized gains (losses)	.75		(2.10)	(.34)	(.15)	2.17

Total from investment operations	.86		(1.97)	(.13)	.10	2.34

Less distributions from:
Net investment income	(.15)		(.23)	(.26)	(.26)	(.36)
Net realized gains	—		(.22)	(2.29)	(1.75)	(1.72)

Total distributions	(.15)		(.45)	(2.55)	(2.01)	(2.08)

Net asset value, end of period	$9.30		$8.59	$11.01	$13.69	$15.60

Total return[a]	9.82%		(18.49)%	(1.31)%	1.47%	16.35%

Ratios/supplemental data
Net assets, end of period (000’s)	$296,647		$190,054	$113,925	$79,043	$4,483
Ratios to average net assets:
Expenses	1.14%	[b]	1.12%	1.10%	1.12%	1.14% [b]
Net investment income	2.52%	[b]	1.44%	1.80%	1.87%	1.17% [b]
Portfolio turnover rate	16.32%		30.67%	31.05%	69.67%	46.54%

[a]Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
[b]Annualized
[c]For the period January 6, 1999 (effective date) to December 31, 1999.

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GROWTH SECURITIES FUND

Statement of Investments, June 30, 2003 (unaudited)

	COUNTRY	SHARES	VALUE

Common Stocks 84.7%
Aerospace & Defense 2.8%
BAE Systems PLC	United Kingdom	3,247,043	$7,635,247
BAE Systems PLC, 144A	United Kingdom	35,823	84,236
Boeing Co.	United States	289,000	9,918,480
Rolls-Royce Group PLC	United Kingdom	4,427,334	9,369,575

			27,007,538

Airlines .8%
Singapore Airlines Ltd.	Singapore	1,303,100	7,695,764

Automobiles .7%
Volkswagen AG	Germany	165,400	6,951,735

Banks 8.4%
Abbey National PLC	United Kingdom	1,703,959	13,229,365
DBS Group Holdings Ltd.	Singapore	725,000	4,240,488
HSBC Holdings PLC	Hong Kong	609,601	7,230,958
Kookmin Bank	South Korea	323,500	9,749,686
Lloyds TSB Group PLC	United Kingdom	1,406,237	9,983,886
Nordea AB	Sweden	1,254,070	6,047,146
San Paolo-IMI SpA	Italy	822,000	7,636,545
Standard Chartered PLC	United Kingdom	774,545	9,406,860
UBS AG	Switzerland	248,951	13,848,480

			81,373,414

Chemicals 3.1%
Akzo Nobel NV	Netherlands	355,200	9,414,242
BASF AG	Germany	145,200	6,177,766
Bayer AG, Br.	Germany	418,290	9,654,952
Lyondell Chemical Co.	United States	333,830	4,516,720

			29,763,680

Commercial Services & Supplies 1.5%
Brambles Industries PLC	United Kingdom	1,696,587	4,591,348
Waste Management Inc.	United States	415,640	10,012,767

			14,604,115

Computers & Peripherals .7%
[a]EMC Corp.	United States	206,740	2,164,568
Hewlett-Packard Co.	United States	229,390	4,886,007

			7,050,575

Diversified Financials 2.6%
Morgan Stanley	United States	100,000	4,275,000
Nomura Holdings Inc.	Japan	899,000	11,410,168
Swire Pacific Ltd., A	Hong Kong	2,313,800	10,117,860

			25,803,028

Diversified Telecommunication Services 7.1%
Cable & Wireless PLC	United Kingdom	3,079,546	5,742,293
KT Corp., ADR	South Korea	651,550	12,842,051
Nippon Telegraph & Telephone Corp.	Japan	3,501	13,732,842
SBC Communications Inc.	United States	441,280	11,274,705
TDC AS	Denmark	100,000	2,990,680
Telecom Corp. of New Zealand Ltd.	New Zealand	1,215,827	3,729,858

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GROWTH SECURITIES FUND

Statement of Investments, June 30, 2003 (unaudited) (cont.)

	COUNTRY	SHARES	VALUE

Common Stocks (cont.)
Diversified Telecommunication Services (cont.)
Telefonica SA	Spain	767,040	$8,905,243
Telefonos de Mexico SA de CV (Telmex), L, ADR	Mexico	315,225	9,904,367

			69,122,039

Electric Utilities 3.9%
E.On AG	Germany	278,000	14,254,200
Endesa SA	Spain	600,000	10,045,820
Hong Kong Electric Holdings Ltd.	Hong Kong	1,033,498	4,055,454
Iberdrola SA, Br.	Spain	331,200	5,735,460
Korea Electric Power Corp.	South Korea	229,100	3,624,939

			37,715,873

Electronic Equipment & Instruments 2.3%
[a]Celestica Inc.	Canada	670,940	10,574,014
Hitachi Ltd.	Japan	2,000,500	8,480,154
[a]Jabil Circuit Inc.	United States	136,150	3,008,915

			22,063,083

Energy Equipment & Services .5%
[a]Noble Corp.	United States	141,800	4,863,740

Food & Drug Retailing 3.0%
Albertson’s Inc.	United States	537,800	10,325,760
J.Sainsbury PLC	United Kingdom	1,854,319	7,772,100
[a]The Kroger Co.	United States	654,190	10,911,889

			29,009,749

Food Products 4.7%
Cadbury Schweppes PLC	United Kingdom	1,880,000	11,106,087
General Mills Inc.	United States	205,670	9,750,815
H.J. Heinz Co.	United States	230,419	7,599,219
Kraft Foods Inc., A	United States	137,100	4,462,605
Nestle SA	Switzerland	61,050	12,597,154

			45,515,880

Gas Utilities .5%
Transcanada Corp.	Canada	300,000	5,243,790

Health Care Providers & Services .4%
CIGNA Corp.	United States	94,950	4,456,953

Hotels Restaurants & Leisure 1.5%
Accor SA	France	213,300	7,715,748
Carnival Corp.	United States	204,140	6,636,591

			14,352,339

Household Durables 1.2%
Koninklijke Philips Electronics NV	Netherlands	562,480	10,696,557
Sony Corp.	Japan	27,200	765,655

			11,462,212

Industrial Conglomerates 2.2%
Hutchison Whampoa Ltd.	Hong Kong	1,068,000	6,505,389
Smiths Group PLC	United Kingdom	850,100	9,861,558
Tyco International Ltd.	United States	262,920	4,990,222

			21,357,169

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GROWTH SECURITIES FUND

Statement of Investments, June 30, 2003 (unaudited) (cont.)

	COUNTRY	SHARES	VALUE

Common Stocks (cont.)
Insurance 3.9%
Ace Ltd.	Bermuda	302,000	$10,355,580
AXA SA	France	348,340	5,404,248
Sampo OYJ, A	Finland	354,000	2,597,651
Swiss Reinsurance Co.	Switzerland	187,600	10,394,138
XL Capital Ltd., A	Bermuda	107,100	8,889,300

			37,640,917

Internet Software & Services .4%
[a]VeriSign Inc.	United States	255,000	3,526,650

IT Consulting & Services 1.4%
Electronic Data Systems Corp.	United States	450,000	9,652,500
Satyam Computers Services Ltd.	India	1,078,580	4,464,490

			14,116,990

Machinery 1.5%
Komatsu Ltd.	Japan	1,400,000	5,363,315
Volvo AB, B	Sweden	402,820	8,856,560

			14,219,875

Media 2.4%
[a]AOL Time Warner Inc.	United States	370,900	5,967,781
Reuters Group PLC	United Kingdom	3,999,426	11,598,804
WPP Group PLC	United Kingdom	700,000	5,486,708

			23,053,293

Metals & Mining 3.0%
[a]AK Steel Holding Corp.	United States	795,400	2,879,348
Barrick Gold Corp.	Canada	348,800	6,243,520
BHP Billiton PLC	Australia	1,961,463	10,325,022
POSCO	South Korea	98,092	10,182,845

			29,630,735

Multiline Retail 1.0%
Marks & Spencer Group PLC	United Kingdom	1,099,900	5,730,820
Sears, Roebuck & Co.	United States	108,370	3,645,567

			9,376,387

Oil & Gas 5.5%
BP PLC	United Kingdom	1,206,100	8,363,946
Eni SpA	Italy	1,081,305	16,353,495
PetroChina Co. Ltd., H	China	16,160,000	4,869,873
Repsol YPF SA	Spain	597,360	9,686,066
Shell Transport & Trading Co. PLC	United Kingdom	2,110,483	13,930,351

			53,203,731

Paper & Forest Products 3.3%
Bowater Inc.	United States	191,800	7,182,910
International Paper Co.	United States	240,000	8,575,200
Stora Enso OYJ, R	Finland	639,900	7,149,926
UPM-Kymmene Corp.	Finland	624,400	9,113,496

			32,021,532

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GROWTH SECURITIES FUND

Statement of Investments, June 30, 2003 (unaudited) (cont.)

	COUNTRY	SHARES	VALUE

Common Stocks (cont.)
Pharmaceuticals 7.5%
Abbott Laboratories	United States	230,310	$10,078,366
Aventis SA	France	225,908	12,428,948
Bristol-Myers Squibb Co.	United States	647,530	17,580,439
GlaxoSmithKline PLC	United Kingdom	564,000	11,382,188
Pfizer Inc.	United States	420,000	14,343,000
[a]Shire Pharmaceuticals Group PLC	United Kingdom	1,111,940	7,339,417

			73,152,358

Real Estate 1.2%
Cheung Kong Holdings Ltd.	Hong Kong	2,011,499	12,097,652

Semiconductors & Semiconductor Equipment 1.2%
Samsung Electronics Co. Ltd.	South Korea	40,320	11,982,922

Software 1.1%
[a]Check Point Software Technologies Ltd.	Israel	227,000	4,437,850
Nintendo Co. Ltd.	Japan	90,300	6,565,222

			11,003,072

Specialty Retail .5%
[a]Toys R Us Inc.	United States	375,000	4,545,000

Wireless Telecommunication Services 2.9%
AT&T Wireless Services Inc.	United States	1,522,000	12,495,620
China Mobile (Hong Kong) Ltd., fgn.	China	2,790,500	6,584,280
SK Telecom Co. Ltd.	South Korea	46,300	7,907,241
SK Telecom Co. Ltd., ADR	South Korea	54,400	1,025,984

			28,013,125

Total Common Stocks (Cost $881,175,965)			822,996,915

Preferred Stocks 1.6%
Cia Vale do Rio Doce, A, ADR, pfd.	Brazil	245,000	6,798,750
Petroleo Brasileiro SA, ADR, pfd.	Brazil	302,000	5,363,520
Volkswagen AG, pfd.	Germany	108,300	3,208,668

Total Preferred Stocks (Cost $ 17,378,994)			15,370,938

Total Long Term Investments (Cost $ 898,554,959)			838,367,853

		PRINCIPAL AMOUNT
Repurchase Agreements 12.8%
[b]BZW Securities Inc., 1.02%, 7/01/03 (Maturity Value $40,001,133) Collateralized by U.S. Treasury Bills, Notes, and Bonds, and U.S. Government Agency Securities	United States	$40,000,000	40,000,000
[b]Dresdner Bank AG., 1.00%, 7/01/03 (Maturity Value $43,867,218) Collateralized by U.S. Treasury Bills, Notes, and Bonds, and U.S. Government Agency Securities	United States	43,866,000	43,866,000
[b]Paribas Corp., 1.20%, 7/01/03 (Maturity Value $40,001,333) Collateralized by U.S. Treasury Bills, Notes, and Bonds, and U.S. Government Agency Securities	United States	40,000,000	40,000,000

Total Repurchase Agreements (Cost $123,866,000)			123,866,000

Total Investments (Cost $1,022,420,959) 99.1%			962,233,853
Other Assets, less Liabilities .9%			8,882,688

Net Assets 100.0%			$971,116,541

[a]Non-income producing
[b]See Note 1(c) regarding repurchase agreement(s).

TG-10 See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GROWTH SECURITIES FUND

Financial Statements

Statement of Assets and Liabilities

June 30, 2003 (unaudited)

Assets:
Investments in securities:
Cost	$898,554,959

Value	838,367,853
Repurchase agreements, at value and cost	123,866,000
Cash	52,343
Foreign currency, at value (cost $6,826,317)	6,923,291
Receivables:
Investment securities sold	7,782,805
Capital shares sold	1,839,949
Dividends	1,927,143

Total assets	980,759,384

Liabilities:
Payables:
Investment securities purchased	8,399,179
Capital shares redeemed	341,172
Affiliates	763,580
Other liabilities	138,912

Total liabilities	9,642,843

Net assets, at value	$971,116,541

Net assets consist of:
Undistributed net investment income	$11,580,331
Net unrealized appreciation (depreciation)	(60,035,469)
Accumulated net realized gain (loss)	(85,095,254)
Capital shares	1,104,666,933

Net assets, at value	$971,116,541

Class 1:
Net asset, at value	$674,469,287

Shares outstanding	71,886,742

Net asset value and offering price per share	$9.38

Class 2:
Net asset, at value	$296,647,254

Shares outstanding	31,889,148

Net asset value and offering price per share	$9.30

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GROWTH SECURITIES FUND

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2003 (unaudited)

Investment income:
(net of foreign taxes and fees of $1,743,701)
Dividends	$15,323,385
Interest	365,973

Total investment income	15,689,358

Expenses:
Management fees (Note 3)	3,508,474
Distribution fees - Class 2 (Note 3)	280,714
Custodian fees	107,711
Reports to shareholders	153,977
Other	48,420

Total expenses	4,099,296

Net investment income	11,590,062

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	(23,691,581)
Foreign currency transactions	95,147

Net realized gain (loss)	(23,596,434)
Net unrealized appreciation (depreciation) on:
Investments	99,364,264
Translation of assets and liabilities denominated in foreign currencies	3,764
Deferred taxes (Note 1g)	501,249

Net unrealized appreciation (depreciation)	99,869,277

Net realized and unrealized gain (loss)	76,272,843

Net increase (decrease) in net assets resulting from operations	$87,862,905

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GROWTH SECURITIES FUND

Financial Statements (continued)

Statements of Changes in Net Assets

for the six months ended June 30, 2003 (unaudited)

and year ended December 31, 2002

	Six Months Ended June 30, 2003	Year Ended December 31, 2002

Increase (decrease) in net assets:
Operations:
Net investment income	$11,590,062	$16,151,877
Net realized gain (loss) from investments and foreign currency transactions	(23,596,434)	(59,721,285)
Net unrealized appreciation (depreciation) on investments, deferred tax liabilities and translation of assets and liabilities denominated in foreign currencies and deferred taxes	99,869,277	(148,198,002)

Net increase (decrease) in net assets resulting from operations	87,862,905	(191,767,410)
Distributions to shareholders from:
Net investment income:
Class 1	(11,363,488)	(20,070,527)
Class 2	(4,553,762)	(3,259,082)
Net realized gains:
Class 1	—	(18,428,918)
Class 2	—	(3,204,573)

Total distributions to shareholders	(15,917,250)	(44,963,100)
Capital Share transactions: (Note 2)
Class 1	(41,197,598)	(102,174,647)
Class 2	84,776,559	113,847,109

Total capital share transactions	43,578,961	11,672,462
Net decrease in net assets	115,524,616	(225,058,048)
Net assets:
Beginning of period	855,591,925	1,080,649,973

End of period	$971,116,541	$855,591,925

Undistributed net investment income included in net assets:
End of period	$11,580,331	$15,907,519

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GROWTH SECURITIES FUND

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company consisting of twenty-two series (the Funds). Templeton Growth Securities Fund (the Fund) included in this report is diversified. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. The Fund’s investment objective is capital growth.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the last reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Repurchase Agreements

The Fund may enter into repurchase agreements, which are accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund’s custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At June 30, 2003, all repurchase agreements held by the Fund had been entered into on that date.

d. Foreign Currency Contracts

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

e. Income Taxes

No provision has been made for income taxes because the Fund’s policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GROWTH SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (cont.)

f. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets. Other expenses are charged to each Fund on a specific identification basis.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

g. Deferred Taxes

Deferred taxes are recorded for estimated tax liabilities inherent to the Fund’s portfolio securities which may arise from subsequent sales of those securities and asset repatriations from countries that impose such taxes.

h. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

i. Guarantees and Indemnifications

Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

The Fund offers two classes of shares: Class 1 and Class 2. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At June 30, 2003, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2003		Year Ended December 31, 2002

Class 1 Shares:	Shares	Amount	Shares	Amount

Shares sold	563,803	$4,929,832	27,335,041	$291,949,245
Shares issued in reinvestment of distributions	1,181,236	11,363,488	3,694,764	38,499,445
Shares redeemed	(6,645,712)	(57,490,918)	(41,405,187)	(432,623,337)

Net increase (decrease)	(4,900,673)	$(41,197,598)	(10,375,385)	$(102,174,647)

Class 2 Shares:
Shares sold	12,752,418	$109,902,976	21,239,772	$207,175,310
Shares issued in reinvestment of distributions	477,334	4,553,762	624,508	6,463,655
Shares redeemed	(3,454,748)	(29,680,179)	(10,095,406)	(99,791,856)

Net increase (decrease)	9,775,004	$84,776,559	11,768,874	$113,847,109

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GROWTH SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Fund are also officers and/or directors of the following entities:

Entity	Affiliation

Franklin Templeton Services, LLC (FT Services)	Administrative manager
Templeton Global Advisors Ltd. (TGAL)	Investment manager
Franklin/Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin/Templeton Investor Services, LLC (Investor Services)	Transfer agent

The Fund pays an investment management fee to TGAL based on the average net assets of the Fund as follows:

Annualized Fee Rate	Daily Net Assets

1.00%	First $100 million
.90%	Over $100 million, up to and including $250 million
.80%	Over $250 million, up to and including $500 million
.75%	Over $500 million

Under an agreement with TGAL, FT Services provides administrative services to the Fund. The fee is paid by TGAL based on the average daily net assets, and is not an additional expense of the Fund.

Under an agreement with TAML, an affiliate of TGAL, provides subadvisory services to the Fund and receives from TGAL fees based on the average daily net assets.

The Fund reimburses Distributors up to .25% per year of its average daily net assets of Class 2 shares for costs incurred in marketing the Fund’s shares.

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund.

4. INCOME TAXES

At December 31, 2002, the Fund had tax basis capital losses of $52,333,376, which may be carried over to offset future capital gains. Such losses will expire in 2010.

At December 31, 2002, the Fund had deferred capital losses occurring subsequent to October 31, 2002 of $8,457,744. For tax purposes, such losses will be reflected in the year ending December 31, 2003.

Net investment income (loss) and net realized gains (losses) differs for financial statements and tax purposes primarily due to differing treatment of foreign currency transactions.

At June 30, 2003, the net unrealized appreciation based on the cost of investments for income tax purposes of $1,022,420,959 was as follows:

Unrealized appreciation	$89,317,209
Unrealized depreciation	(149,504,315)

Net unrealized depreciation	$(60,187,106)

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended June 30, 2003 aggregated $129,246,702 and $176,098,388 respectively.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GROWTH SECURITIES FUND

Tax Designation (unaudited)

At December 31, 2002, more than 50% of the Fund’s total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from dividends paid to the Fund on these investments. As shown in the table below, the Fund hereby designates to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Internal Revenue Code. This designation will allow shareholders of record on June 19, 2003, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The Following table provides a breakdown by country of foreign source income and foreign taxes paid, as designated by the Fund, to Class 1 and Class 2 shareholders.

	Class 1		Class 2

Country	Foreign Tax Paid Per Share	Foreign Source Income Per Share	Foreign Tax Paid Per Share	Foreign Source Income Per Share

Australia	0.0000	0.0031	0.0000	0.0029
Bermuda	0.0000	0.0030	0.0000	0.0028
Brazil	0.0012	0.0054	0.0012	0.0050
Canada	0.0009	0.0039	0.0009	0.0036
China	0.0000	0.0024	0.0000	0.0023
Finland	0.0006	0.0028	0.0006	0.0026
France	0.0004	0.0018	0.0004	0.0017
Germany	0.0022	0.0099	0.0022	0.0093
Hong Kong	0.0000	0.0119	0.0000	0.0111
India	0.0001	0.0002	0.0001	0.0002
Italy	0.0018	0.0083	0.0018	0.0078
Japan	0.0007	0.0031	0.0007	0.0029
Mexico	0.0000	0.0024	0.0000	0.0023
Netherlands	0.0015	0.0066	0.0015	0.0062
New Zealand	0.0004	0.0018	0.0004	0.0017
Singapore	0.0005	0.0017	0.0005	0.0016
South Korea	0.0015	0.0063	0.0015	0.0059
Spain	0.0014	0.0062	0.0014	0.0058
Sweden	0.0016	0.0071	0.0016	0.0066
Switzerland	0.0000	0.0024	0.0000	0.0023
Taiwan	0.0001	0.0002	0.0001	0.0002
United Kingdom	0.0050	0.0505	0.0050	0.0469

Total	$0.0199	$0.1410	$0.0199	$0.1317

FRANKLIN TEMPLETON INVESTMENTS

One Franklin Parkway
San Mateo, CA 94403-1906

Semiannual Report

Franklin Templeton Variable Insurance Products Trust

Investment Managers

Franklin Advisers, Inc.
Franklin Advisory Services, LLC
Franklin Mutual Advisers, LLC
Templeton Asset Management, Ltd., Singapore
Templeton Global Advisors Limited
Templeton Investment Counsel, LLC

Distributor

Franklin Templeton Distributors, Inc.

Franklin Templeton Variable Insurance Products Trust (FTVIP) shares are sold only to insurance company separate accounts ("Separate Account") to serve as the investment vehicles for both variable annuity and variable life insurance contracts. This report must be preceded or accompanied by the current prospectus for the applicable contract, which includes the Separate Account and the FTVIP prospectuses, which contain more detailed information, including sales charges, risks and advantages. Please read the prospectuses carefully before investing or sending money. These reports and prospectuses do not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

FTVIP S2003 08/03

Printed on recycled paper

Item 2.	Code of Ethics. N/A

Item 3.	Audit Committee Financial Expert. N/A

Item 4.	Principal Accountant Fees and Services. N/A

Item 5.	Audit Committee of Listed Registrants. N/A

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 9.	Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item  10. Exhibits.

(a) N/A

(b)(1)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer—Finance and Administration, and Kimberley H. Monasterio, Chief Financial Officer

(b)(2)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer—Finance and Administration, and Kimberley H. Monasterio, Chief Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

By /s/ JIMMY D. GAMBILL
Jimmy D. Gambill
Chief Executive Officer—Finance and Administration
Date: August 29, 2003

By /s/ KIMBERLEY H. MONASTERIO
Kimberley H. Monasterio
Chief Financial Officer
Date: August 29, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ JIMMY D. GAMBILL
Jimmy D. Gambill
Chief Executive Officer—Finance and Administration
Date: August 29, 2003

By /s/ KIMBERLEY H. MONASTERIO
Kimberley H. Monasterio
Chief Financial Officer
Date: August 29, 2003

Exhibit Index

Exhibit Number	Description

99. CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer—Finance and Administration, and Kimberley H. Monasterio, Chief Financial Officer

99.906 CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer—Finance and Administration, and Kimberley H. Monasterio, Chief Financial Officer